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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                                                                     811-06175

Eclipse Funds Inc.

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, New York  10010

(Address of principal executive office) (Zip Code)

Marguerite E. H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054

(Name and address of agent for service)

Registrant’s telephone number, including area code:                                                                                                212-576-7000

Date of fiscal year end:                                                      October 31

Date of reporting period:                                                      July 31, 2009

Item 1.  Schedule of Investments.

The schedule of investments for the period ended July 31, 2009 is filed herewith.

MainStay 130/30 Core Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Shares	Value
	Common Stocks 129.5%†
	Aerospace & Defense 2.3%
	Alliant Techsystems, Inc. (a)	1,359	$106,980
	General Dynamics Corp.	384	21,270
	Honeywell International, Inc. (b)	8,572	297,448
	L-3 Communications Holdings, Inc.	4,810	363,155
	Lockheed Martin Corp. (b)	14,083	1,052,845
	Northrop Grumman Corp. (b)	21,114	941,262
	Precision Castparts Corp.	4,506	359,624
	Raytheon Co.	11,097	521,004
	United Technologies Corp. (b)	1,282	69,831
			3,733,419
	Air Freight & Logistics 1.4%
	FedEx Corp. (b)	8,559	580,643
	United Parcel Service, Inc. Class B (b)	23,819	1,279,795
	UTI Worldwide, Inc. (a)	32,076	404,799
			2,265,237
	Airlines 0.5%
	Copa Holdings S.A. Class A (b)	19,415	787,084

	Auto Components 1.0%
	Federal Mogul Corp. (a)	2,778	39,253
	TRW Automotive Holdings Corp. (a)(b)	62,569	1,053,036
	WABCO Holdings, Inc. (b)	30,489	579,596
			1,671,885
	Automobiles 0.0%‡
	Thor Industries, Inc.	374	8,942

	Beverages 2.0%
	Coca-Cola Co. (The) (b)	22,348	1,113,824
	Coca-Cola Enterprises, Inc. (b)	36,703	689,650
	Constellation Brands, Inc. Class A (a)(b)	512	6,994
	Pepsi Bottling Group, Inc. (The) (b)	21,721	737,428
	PepsiCo, Inc. (b)	11,911	675,949
			3,223,845
	Biotechnology 1.8%
	Amgen, Inc. (a)(b)	30,684	1,911,920
	Biogen Idec, Inc. (a)(b)	19,606	932,265
	Gilead Sciences, Inc. (a)	72	3,523
			2,847,708
	Building Products 0.2%
	Armstrong World Industries, Inc. (a)	9,251	227,575
	Lennox International, Inc.	1,295	45,131
	Masco Corp.	568	7,912
			280,618
	Capital Markets 5.4%
	Ameriprise Financial, Inc. (b)	1,146	31,859
	Bank of New York Mellon Corp. (The) (b)	37,774	1,032,741
	BlackRock, Inc. (b)	2,628	500,739
	Charles Schwab Corp. (The) (b)	53,505	956,134
	Federated Investors, Inc. Class B (b)	1,816	47,089
	Franklin Resources, Inc. (b)	806	71,476
	Goldman Sachs Group, Inc. (The) (b)	3,011	491,696
	Invesco, Ltd.	5,822	114,985
	Investment Technology Group, Inc. (a)(b)	35,995	804,488
	MF Global, Ltd. (a)(b)	44,237	282,232
	Morgan Stanley (b)	31,587	900,230
	Northern Trust Corp. (b)	16,657	996,255
	Raymond James Financial, Inc.	27,339	560,996
	State Street Corp. (b)	22,648	1,139,195
	T. Rowe Price Group, Inc.	228	10,650
	TD Ameritrade Holding Corp. (a)	36,633	679,176
			8,619,941
	Chemicals 1.9%
	Ashland, Inc.	7,148	236,885
	Cabot Corp.	13,851	253,473
	CF Industries Holdings, Inc. (b)	9,633	760,429
	Dow Chemical Co. (The) (b)	26,331	557,427
	Eastman Chemical Co. (b)	14,942	742,020
	Huntsman Corp.	29,539	181,369
	Monsanto Co.	343	28,812
	Nalco Holding Co.	1,621	28,676
	Scotts Miracle-Gro Co. (The) Class A	592	23,118
	Terra Industries, Inc. (b)	10,165	296,411
			3,108,620
	Commercial Banks 2.0%
	Associated Banc-Corp.	4,490	48,672
	Bank of Hawaii Corp.	4,391	168,483
	BB&T Corp. (b)	12,211	279,388
	CapitalSource, Inc.	107,049	496,707
	Commerce Bancshares, Inc.	2,845	104,298
	Cullen/Frost Bankers, Inc.	1,941	93,226
	First Horizon National Corp. (a)(b)	286	3,667
	M&T Bank Corp.	1,414	82,464
	PNC Financial Services Group, Inc.	7,480	274,217
	TCF Financial Corp.	1,756	24,830
	U.S. Bancorp	10,413	212,529
	UMB Financial Corp.	1,296	54,069
	Valley National Bancorp	534	6,792
	Wells Fargo & Co. (b)	55,542	1,358,557
	Whitney Holding Corp.	1,570	13,753
			3,221,652
	Commercial Services & Supplies 1.4%
	Brink’s Co. (The) (b)	23,257	631,427
	Covanta Holding Corp. (a)	1,598	26,990
	R.R. Donnelley & Sons Co. (b)	50,993	708,803
	Waste Management, Inc. (b)	30,360	853,420
			2,220,640
	Communications Equipment 3.2%
	3Com Corp. (a)	19,284	72,701
	ADC Telecommunications, Inc. (a)	12,988	94,553
	Cisco Systems, Inc. (a)(b)	104,676	2,303,919
	Harris Corp.	3,613	113,123
	JDS Uniphase Corp. (a)(b)	143,080	838,449
	QUALCOMM, Inc. (b)	36,540	1,688,513
	Tellabs, Inc. (a)(b)	19,062	110,559
			5,221,817
	Computers & Peripherals 7.7%
¤	Apple, Inc. (a)(b)	19,741	3,225,482
	EMC Corp. (a)(b)	89,317	1,345,114
¤	Hewlett-Packard Co. (b)	57,715	2,499,060
¤	International Business Machines Corp. (b)	28,274	3,334,353
	Lexmark International, Inc. Class A (a)(b)	2,796	40,486
	NetApp, Inc. (a)(b)	34,960	785,202
	Qlogic Corp. (a)	5,104	66,607
	Sun Microsystems, Inc. (a)(b)	7,283	66,785
	Teradata Corp. (a)	1,988	48,845
	Western Digital Corp. (a)(b)	31,429	950,727
			12,362,661
	Construction & Engineering 0.8%
	Fluor Corp. (b)	4,680	247,104
	Foster Wheeler A.G. (a)	586	13,537
	Shaw Group, Inc. (The) (a)(b)	27,512	809,953
	URS Corp. (a)	2,704	136,822
			1,207,416
	Consumer Finance 0.8%
	American Express Co. (b)	11,525	326,503
	AmeriCredit Corp. (a)	294	4,613
	Discover Financial Services (b)	84,432	1,003,052
			1,334,168
	Containers & Packaging 0.0%‡
	Ball Corp.	236	11,413
	Packaging Corp. of America	554	10,897
	Sonoco Products Co.	262	6,938
			29,248
	Diversified Consumer Services 0.5%
	Apollo Group, Inc. Class A (a)(b)	2,443	168,665
	Brinks Home Security Holdings, Inc. (a)(b)	16,071	479,237
	Career Education Corp. (a)(b)	1,380	31,630
	H&R Block, Inc.	6,937	115,778
			795,310
	Diversified Financial Services 3.0%
	Bank of America Corp. (b)	114,309	1,690,630
	Citigroup, Inc.	18,874	59,830
¤	JPMorgan Chase & Co. (b)	80,875	3,125,819
			4,876,279
	Diversified Telecommunication Services 3.4%
¤	AT&T, Inc. (b)	121,508	3,187,155
	Qwest Communications International, Inc.	13,106	50,589
	Verizon Communications, Inc. (b)	70,836	2,271,711
			5,509,455
	Electric Utilities 1.3%
	Entergy Corp. (b)	8,335	669,550
	Exelon Corp. (b)	24,709	1,256,700
	FPL Group, Inc. (b)	2,804	158,903
			2,085,153
	Electrical Equipment 1.8%
	Cooper Industries, Ltd. Class A (b)	25,852	851,823
	Emerson Electric Co. (b)	25,071	912,083
	Hubbel, Inc. Class B (b)	20,983	783,086
	Rockwell Automation, Inc. (b)	7,955	329,417
			2,876,409
	Electronic Equipment & Instruments 2.8%
	Agilent Technologies, Inc. (a)	952	22,105
	Arrow Electronics, Inc. (a)(b)	28,499	734,419
	Avnet, Inc. (a)(b)	33,984	829,210
	Ingram Micro, Inc. Class A (a)(b)	41,080	690,966
	Jabil Circuit, Inc.	29,653	271,621
	Molex, Inc. (b)	46,602	827,652
	Tech Data Corp. (a)	21,367	746,349
	Vishay Intertechnology, Inc. (a)	46,753	332,414
			4,454,736
	Energy Equipment & Services 3.1%
	BJ Services Co.	3,470	49,205
	Cameron International Corp. (a)(b)	7,538	235,412
	Diamond Offshore Drilling, Inc. (b)	10,128	910,203
	Dresser-Rand Group, Inc. (a)	510	14,846
	ENSCO International, Inc. (b)	23,192	878,745
	Exterran Holdings, Inc. (a)	5,682	98,810
	Key Energy Services, Inc. (a)(b)	2,828	19,626
	Nabors Industries, Ltd. (a)	10,607	180,531
	National Oilwell Varco, Inc. (a)(b)	28,055	1,008,297
	Patterson-UTI Energy, Inc. (b)	51,230	707,486
	Pride International, Inc. (a)	8,710	218,360
	Rowan Cos., Inc.	5,337	113,838
	Schlumberger, Ltd.	5,803	310,460
	Tidewater, Inc.	2,144	96,480
	Unit Corp. (a)	2,908	92,155
			4,934,454
	Food & Staples Retailing 2.2%
	CVS Caremark Corp.	427	14,296
	Kroger Co. (The) (b)	2,474	52,894
	Safeway, Inc. (b)	6,679	126,434
	SUPERVALU, Inc.	2,864	42,473
	Sysco Corp.	27,486	653,067
¤	Wal-Mart Stores, Inc. (b)	46,275	2,308,197
	Whole Foods Market, Inc. (a)	14,626	353,803
			3,551,164
	Food Products 2.1%
	Archer-Daniels-Midland Co. (b)	37,581	1,131,940
	Bunge, Ltd. (b)	12,569	879,453
	Dean Foods Co. (a)(b)	16,273	344,825
	Kraft Foods, Inc. Class A (b)	36,601	1,037,272
			3,393,490
	Gas Utilities 0.3%
	UGI Corp.	17,719	468,490

	Health Care Equipment & Supplies 1.4%
	Beckman Coulter, Inc.	1,897	119,492
	Boston Scientific Corp. (a)(b)	5,283	56,739
	Gen-Probe, Inc. (a)	2,263	84,003
	Hill-Rom Holdings, Inc. (b)	7,973	136,657
	Hologic, Inc. (a)	125	1,836
	Kinetic Concepts, Inc. (a)(b)	28,592	904,079
	Medtronic, Inc. (b)	26,126	925,383
			2,228,189
	Health Care Providers & Services 4.4%
	Aetna, Inc. (b)	36,220	976,853
	CIGNA Corp. (b)	16,183	459,597
	Community Health Systems, Inc. (a)(b)	20,301	574,924
	Coventry Health Care, Inc. (a)(b)	40,098	922,254
	Health Management Associates, Inc. Class A (a)	4,214	25,411
	Humana, Inc. (a)(b)	20,796	683,149
	Lincare Holdings, Inc. (a)(b)	33,435	875,328
	Medco Health Solutions, Inc. (a)(b)	21,405	1,131,468
	Omnicare, Inc. (b)	990	23,631
	Quest Diagnostics, Inc. (b)	706	38,562
	UnitedHealth Group, Inc. (b)	44,223	1,240,897
	WellCare Health Plans, Inc. (a)	9,194	204,659
			7,156,733
	Hotels, Restaurants & Leisure 1.6%
	Chipotle Mexican Grill, Inc. Class A (a)	134	12,573
	Darden Restaurants, Inc. (b)	16,641	539,002
	International Game Technology	226	4,464
	Interval Leisure Group, Inc. (a)	284	3,000
	McDonald’s Corp. (b)	7,043	387,788
	Panera Bread Co. Class A (a)	8,316	457,047
	Penn National Gaming, Inc. (a)(b)	15,036	476,792
	Starbucks Corp. (a)(b)	15,140	267,978
	WMS Industries, Inc. (a)	9,545	345,147
			2,493,791
	Household Durables 3.7%
	Centex Corp. (a)(b)	80,977	883,459
	D.R. Horton, Inc. (b)	78,908	914,544
	Fortune Brands, Inc. (b)	1,156	45,743
	Garmin, Ltd. (b)	31,966	884,180
	Harman International Industries, Inc. (b)	6,530	161,160
	KB Home (b)	7,332	122,371
	Leggett & Platt, Inc. (b)	47,984	832,522
	Lennar Corp. Class A	2,365	28,002
	M.D.C. Holdings, Inc. (b)	22,917	807,595
	Mohawk Industries, Inc. (a)	993	51,219
	NVR, Inc. (a)(b)	1,368	822,373
	Toll Brothers, Inc. (a)(b)	19,856	388,383
			5,941,551
	Household Products 1.5%
	Church & Dwight Co., Inc. (b)	464	27,367
	Clorox Co. (The)	168	10,250
	Kimberly-Clark Corp. (b)	2,039	119,180
	Procter & Gamble Co. (The) (b)	39,505	2,192,922
			2,349,719
	Independent Power Producers & Energy Traders 1.1%
	AES Corp. (The) (a)	9,592	122,682
	Calpine Corp. (a)(b)	39,174	504,561
	Mirant Corp. (a)(b)	37,614	679,309
	NRG Energy, Inc. (a)(b)	4,123	112,187
	RRI Energy, Inc. (a)	57,595	308,133
			1,726,872
	Industrial Conglomerates 1.5%
	Carlisle Cos., Inc. (b)	27,719	868,436
	General Electric Co. (b)	117,403	1,573,200
			2,441,636
	Insurance 5.8%
	Aflac, Inc. (b)	22,305	844,467
	Allied World Assurance Holdings, Ltd./Bermuda (b)	11,416	496,139
	American Financial Group, Inc. (b)	35,509	866,065
	Aon Corp.	5,973	235,635
	Aspen Insurance Holdings, Ltd.	6,641	165,162
	Assurant, Inc.	714	18,221
	Axis Capital Holdings, Ltd. (b)	30,963	881,207
	Brown & Brown, Inc. (b)	1,088	20,868
	Chubb Corp. (The) (b)	22,932	1,059,000
	Endurance Specialty Holdings, Ltd. (b)	5,330	177,862
	HCC Insurance Holdings, Inc. (b)	24,731	620,748
	MetLife, Inc. (b)	25,357	860,870
	Odyssey Re Holdings Corp.	10,471	483,760
	Principal Financial Group, Inc. (b)	6,488	153,766
	RenaissanceRe Holdings, Ltd. (b)	610	30,652
	StanCorp Financial Group, Inc.	1,382	47,568
	Torchmark Corp.	14,410	562,855
	Travelers Cos., Inc. (The) (b)	27,474	1,183,305
	Unum Group	1,932	36,264
	Validus Holdings, Ltd.	17,257	391,734
	W.R. Berkley Corp. (b)	7,632	177,291
			9,313,439
	Internet & Catalog Retail 0.2%
	Expedia, Inc. (a)	5,280	109,352
	HSN, Inc. (a)	9,993	101,233
	NetFlix, Inc. (a)	1,324	58,177
	Priceline.com, Inc. (a)(b)	489	63,384
			332,146
	Internet Software & Services 2.5%
	eBay, Inc. (a)(b)	60,376	1,282,990
	Google, Inc. Class A (a)(b)	3,279	1,452,761
	IAC/InterActiveCorp (a)(b)	33,109	609,537
	Sohu.com, Inc. (a)	2,343	143,321
	VeriSign, Inc. (a)(b)	23,892	488,353
	Yahoo!, Inc. (a)	3,114	44,592
			4,021,554
	IT Services 3.0%
	Accenture, Ltd. Class A (b)	21,333	748,148
	Alliance Data Systems Corp. (a)	8,462	431,562
	Amdocs, Ltd. (a)	8,220	196,623
	Broadridge Financial Solutions LLC (b)	41,210	711,697
	Computer Sciences Corp. (a)(b)	18,895	910,172
	DST Systems, Inc. (a)	4,079	180,822
	Fidelity National Information Services, Inc.	102	2,389
	Fiserv, Inc. (a)(b)	2,132	101,078
	Global Payments, Inc. (b)	14,496	613,181
	Hewitt Associates, Inc. Class A (a)	2,254	67,462
	NeuStar, Inc. Class A (a)(b)	6,787	153,929
	Western Union Co. (The) (b)	40,731	711,978
			4,829,041
	Leisure Equipment & Products 0.1%
	Hasbro, Inc. (b)	4,910	130,115

	Life Sciences Tools & Services 0.3%
	Charles River Laboratories International, Inc. (a)	2,111	69,811
	Pharmaceutical Product Development, Inc. (b)	17,005	353,194
	Waters Corp. (a)	484	24,321
			447,326
	Machinery 3.4%
	Crane Co. (b)	880	18,674
	Cummins, Inc. (b)	4,148	178,405
	Dover Corp. (b)	22,263	757,165
	Gardner Denver, Inc. (a)	916	26,738
	Harsco Corp. (b)	8,155	224,344
	John Bean Technologies Corp. (b)	7,904	109,549
	Joy Global, Inc.	1,898	70,568
	Kennametal, Inc.	1,248	26,607
	Lincoln Electric Holdings, Inc.	358	15,172
	Navistar International Corp. (a)	11,882	469,814
	Oshkosh Corp. (b)	54,831	1,505,111
	Parker Hannifin Corp. (b)	14,413	638,208
	SPX Corp.	5,645	298,169
	Timken Co. (The) (b)	17,017	346,806
	Toro Co. (The) (b)	24,442	847,160
			5,532,490
	Media 5.1%
	Ascent Media Corp. Class A (a)(b)	5,979	165,738
	CBS Corp. Class B	1,862	15,250
	Comcast Corp. Class A (b)	95,231	1,415,133
	CTC Media, Inc. (a)	58,643	724,827
	DIRECTV Group, Inc. (The) (a)(b)	36,605	948,070
	Discovery Communications, Inc. Class C (a)	3,316	74,278
	Dish Network Corp. Class A (a)(b)	22,419	380,002
	Interpublic Group of Cos., Inc. (The) (a)(b)	79,952	416,550
	Liberty Global, Inc. Class A (a)	882	18,478
	Marvel Entertainment, Inc. (a)	13,586	537,462
	McGraw-Hill Cos., Inc. (The)	492	15,424
	Omnicom Group, Inc.	21,607	734,638
	Time Warner Cable, Inc. (b)	21,038	695,516
	Time Warner, Inc. (b)	38,968	1,038,887
	Viacom, Inc. Class B (a)(b)	17,957	415,884
	Virgin Media, Inc. (b)	11,866	124,000
	Walt Disney Co. (The)	304	7,636
	Warner Music Group Corp. (a)	96,624	543,027
	Washington Post Co. Class B	10	4,515
			8,275,315
	Metals & Mining 1.7%
	Allegheny Technologies, Inc.	7,349	199,011
	Cliffs Natural Resources, Inc. (b)	23,807	652,074
	Commercial Metals Co.	9,851	162,935
	Freeport-McMoRan Copper & Gold, Inc. Class B (b)	5,530	333,459
	Nucor Corp. (b)	1,844	82,003
	Reliance Steel & Aluminum Co. (b)	19,046	642,041
	Schnitzer Steel Industries, Inc. Class A	7,341	394,725
	Southern Copper Corp.	634	16,332
	Steel Dynamics, Inc. (b)	13,391	219,077
			2,701,657
	Multi-Utilities 0.3%
	Dominion Resources, Inc.	1,040	35,152
	PG&E Corp. (b)	2,458	99,229
	Public Service Enterprise Group, Inc.	8,935	289,941
			424,322
	Multiline Retail 0.7%
	Big Lots, Inc. (a)(b)	752	17,326
	Dollar Tree, Inc. (a)(b)	968	44,644
	Family Dollar Stores, Inc. (b)	615	19,323
	J.C. Penney Co., Inc.	13,304	401,116
	Macy’s, Inc.	10,385	144,455
	Sears Holdings Corp. (a)	6,619	439,105
	Target Corp.	1,668	72,758
			1,138,727
	Oil, Gas & Consumable Fuels 12.4%
	Alpha Natural Resources, Inc. (a)	7,623	253,922
	Apache Corp. (b)	13,226	1,110,323
	Chevron Corp. (b)	27,058	1,879,719
	Cimarex Energy Co. (b)	4,492	160,724
	Comstock Resources, Inc. (a)(b)	8,237	317,125
	ConocoPhillips (b)	36,921	1,613,817
	Devon Energy Corp. (b)	13,392	777,941
	Encore Acquisition Co. (a)	15,099	537,524
	EOG Resources, Inc.	3,932	291,086
¤	ExxonMobil Corp. (b)	90,822	6,392,961
	Foundation Coal Holdings, Inc. (b)	16,358	587,743
	Frontier Oil Corp.	27,212	378,247
	Hess Corp.	4,540	250,608
	Marathon Oil Corp. (b)	34,189	1,102,595
	Mariner Energy, Inc. (a)	8,961	107,442
	Murphy Oil Corp. (b)	16,658	969,496
	Occidental Petroleum Corp. (b)	14,175	1,011,244
	Overseas Shipholding Group, Inc.	3,179	109,199
	Peabody Energy Corp.	7,981	264,251
	Plains Exploration & Production Co. (a)	3,535	101,278
	St. Mary Land & Exploration Co.	3,198	76,336
	Teekay Corp.	6,085	108,313
	Tesoro Corp. (b)	45,672	597,846
	Valero Energy Corp. (b)	3,170	57,060
	W&T Offshore, Inc.	9,612	102,752
	Williams Cos., Inc.	6,133	102,360
	XTO Energy, Inc.	15,332	616,806
			19,878,718
	Paper & Forest Products 0.6%
	International Paper Co. (b)	50,456	949,077

	Personal Products 0.5%
	Herbalife, Ltd. (b)	23,394	804,988

	Pharmaceuticals 6.6%
	Abbott Laboratories (b)	23,514	1,057,895
	Eli Lilly & Co. (b)	27,331	953,578
	Endo Pharmaceuticals Holdings, Inc. (a)(b)	20,892	438,941
	Forest Laboratories, Inc. (a)(b)	34,130	881,578
¤	Johnson & Johnson (b)	42,322	2,576,986
	King Pharmaceuticals, Inc. (a)(b)	46,123	418,335
	Merck & Co., Inc. (b)	7,376	221,354
¤	Pfizer, Inc. (b)	159,059	2,533,810
	Schering-Plough Corp. (b)	8,292	219,821
	Sepracor, Inc. (a)	30,799	534,363
	Warner Chilcott, Ltd. Class A (a)	3,578	54,028
	Watson Pharmaceuticals, Inc. (a)	1,364	47,372
	Wyeth (b)	13,800	642,390
			10,580,451
	Professional Services 0.9%
	Manpower, Inc. (b)	18,744	898,775
	Monster Worldwide, Inc. (a)(b)	6,130	79,874
	Robert Half International, Inc. (b)	16,287	403,754
			1,382,403
	Real Estate Investment Trusts 0.6%
	Hospitality Properties Trust	602	9,506
	Host Hotels & Resorts, Inc. (b)	995	9,035
	HRPT Properties Trust	2,228	10,739
	Kilroy Realty Corp.	400	9,440
	Public Storage (b)	11,674	847,182
	Taubman Centers, Inc.	2,084	55,455
			941,357
	Road & Rail 0.1%
	CSX Corp. (b)	1,248	50,070
	Hertz Global Holdings, Inc. (a)(b)	8,590	81,089
	Union Pacific Corp.	1,609	92,550
			223,709
	Semiconductors & Semiconductor Equipment 3.7%
	Broadcom Corp. Class A (a)(b)	7,964	224,824
	Cypress Semiconductor Corp. (a)(b)	84,313	895,404
	Integrated Device Technology, Inc. (a)(b)	115,237	780,154
	Intel Corp. (b)	47,962	923,269
	Intersil Corp. Class A	10,506	150,971
	Lam Research Corp. (a)	452	13,587
	Marvell Technology Group, Ltd. (a)(b)	47,976	640,000
	MEMC Electronic Materials, Inc. (a)(b)	1,545	27,223
	Micron Technology, Inc. (a)	20,192	129,027
	Novellus Systems, Inc. (a)(b)	42,368	829,142
	Silicon Laboratories, Inc. (a)(b)	1,118	47,884
	Texas Instruments, Inc. (b)	56,806	1,366,184
			6,027,669
	Software 4.1%
	Adobe Systems, Inc. (a)(b)	3,948	127,994
	Autodesk, Inc. (a)(b)	14,049	306,409
	BMC Software, Inc. (a)	29	987
	CA, Inc. (b)	14,075	297,546
	Compuware Corp. (a)(b)	58,207	426,657
¤	Microsoft Corp. (b)	161,246	3,792,506
	Novell, Inc. (a)	10,174	46,597
	Oracle Corp. (b)	28,250	625,172
	Red Hat, Inc. (a)	532	12,146
	Sybase, Inc. (a)(b)	13,049	467,154
	Symantec Corp. (a)(b)	31,501	470,310
	Synopsys, Inc. (a)(b)	1,048	20,939
			6,594,417
	Specialty Retail 5.3%
	Abercrombie & Fitch Co. Class A (b)	21,964	627,951
	Advance Auto Parts, Inc. (b)	9,770	451,667
	AnnTaylor Stores Corp. (a)	1,245	15,027
	AutoNation, Inc. (a)(b)	18,027	372,798
	AutoZone, Inc. (a)(b)	308	47,300
	Barnes & Noble, Inc. (b)	32,864	756,858
	Foot Locker, Inc. (b)	44,748	495,808
	Gap, Inc. (The) (b)	9,419	153,718
	Guess?, Inc.	11,445	332,706
	Home Depot, Inc. (The) (b)	10,258	266,093
	Limited Brands, Inc. (b)	58,460	756,472
	Lowe’s Cos., Inc. (b)	2,112	47,436
	Office Depot, Inc. (a)	42,188	191,955
	Penske Auto Group, Inc.	30,433	629,354
	PetSmart, Inc.	18,793	420,399
	RadioShack Corp. (b)	50,728	786,791
	Ross Stores, Inc.	14,919	657,779
	Sherwin-Williams Co. (The) (b)	8,902	514,091
	Signet Jewelers, Ltd.	17,106	377,700
	Staples, Inc.	204	4,288
	Williams-Sonoma, Inc. (b)	44,359	623,688
			8,529,879
	Textiles, Apparel & Luxury Goods 1.0%
	Coach, Inc.	4,700	139,073
	Jones Apparel Group, Inc.	1,976	27,190
	Phillips-Van Heusen Corp. (b)	15,137	535,547
	Polo Ralph Lauren Corp. (b)	14,698	926,709
			1,628,519
	Thrifts & Mortgage Finance 0.0%‡
	Hudson City Bancorp, Inc.	3,351	47,115

	Tobacco 1.4%
	Altria Group, Inc.	8,134	142,589
	Philip Morris International, Inc. (b)	45,248	2,108,557
			2,251,146
	Trading Companies & Distributors 0.2%
	MSC Industrial Direct Co.	1,458	57,212
	W.W. Grainger, Inc.	1,271	114,275
	WESCO International, Inc. (a)	8,191	202,236
			373,723
	Wireless Telecommunication Services 0.9%
	NII Holdings, Inc. (a)(b)	805	18,531
	Sprint Nextel Corp. (a)(b)	198,103	792,412
	Telephone and Data Systems, Inc.	23,888	614,877
	United States Cellular Corp. (a)	1,998	71,569
			1,497,389
	Total Common Stocks (Cost $184,516,880)		208,285,024

	Exchange Traded Fund 0.3% (c)
	S&P 500 Index–SPDR Trust Series 1	4,926	486,738

	Total Exchange Traded Fund (Cost $482,696)		486,738

	Principal Amount	Value
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $843,323 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $865,000 and a Market Value of $864,741)	$843,322	843,322

Total Short-Term Investment (Cost $843,322)		843,322

Total Investments, Before Investments Sold Short (Cost $185,842,898) (d)	130.3%	209,615,084

	Shares	Value
Investments Sold Short (30.2%)
Common Stocks Sold Short (30.2%)
Aerospace & Defense (0.4%)
Boeing Co. (The)	(136)	(5,836)
Rockwell Collins, Inc.	(148)	(6,245)
Spirit Aerosystems Holdings, Inc. Class A (a)	(46,492)	(604,861)
		(616,942)
Air Freight & Logistics (0.0%)‡
C.H. Robinson Worldwide, Inc.	(306)	(16,686)

Airlines (0.9%)
AMR Corp. (a)	(126,663)	(677,647)
Continental Airlines, Inc. (a)	(1,173)	(13,102)
Southwest Airlines Co.	(93,527)	(734,187)
		(1,424,936)
Auto Components (0.6%)
Goodyear Tire & Rubber Co. (The) (a)	(56,392)	(959,792)

Automobiles (0.3%)
Harley-Davidson, Inc.	(17,720)	(400,472)

Beverages (0.2%)
Brown-Forman Corp.	(564)	(24,788)
Central European Distribution Corp. (a)	(6,960)	(199,822)
Molson Coors Brewing Co.	(526)	(23,780)
		(248,390)
Biotechnology (1.6%)
Abraxis Bioscience, Inc. (a)	(14,515)	(446,336)
Alexion Pharmaceuticals, Inc. (a)	(2,197)	(96,778)
Amylin Pharmaceuticals, Inc. (a)	(6,110)	(89,878)
BioMarin Pharmaceuticals, Inc. (a)	(17,138)	(281,235)
Celgene Corp. (a)	(4,517)	(257,288)
Cephalon, Inc. (a)	(10,529)	(617,526)
United Therapeutics Corp. (a)	(5,464)	(506,076)
Vertex Pharmaceuticals, Inc. (a)	(6,089)	(219,265)
		(2,514,382)
Building Products (0.5%)
Owens Corning, Inc. (a)	(23,168)	(425,828)
USG Corp. (a)	(29,562)	(418,007)
		(843,835)
Capital Markets (0.3%)
Eaton Vance Corp.	(344)	(9,845)
Greenhill & Co., Inc.	(1,806)	(136,028)
Lazard, Ltd. Class A	(4,749)	(175,666)
Legg Mason, Inc.	(5,700)	(160,398)
		(481,937)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.	(10,574)	(372,839)
Valhi, Inc.	(11,579)	(152,033)
		(524,872)
Commercial Banks (2.0%)
City National Corp.	(262)	(10,333)
Fifth Third Bancorp	(5,012)	(47,614)
Fulton Financial Corp.	(52,883)	(357,489)
Huntington Bancshares, Inc.	(5,540)	(22,659)
KeyCorp	(87,126)	(503,588)
Marshall & Ilsley Corp.	(72,466)	(437,695)
SunTrust Banks, Inc.	(14,470)	(282,165)
Synovus Financial Corp.	(40,823)	(143,289)
Webster Financial Corp.	(36,408)	(411,774)
Wilmington Trust Corp.	(29,708)	(341,345)
Zions Bancorp	(42,926)	(582,935)
		(3,140,886)
Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc.	(1,136)	(23,458)
Republic Services, Inc.	(1,290)	(34,314)
Rollins, Inc.	(5,260)	(96,416)
		(154,188)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc. (a)	(37,737)	(296,613)
Ciena Corp. (a)	(34,668)	(386,895)
EchoStar Corp. (a)	(4,118)	(60,699)
Motorola, Inc.	(3,026)	(21,666)
		(765,873)
Computers & Peripherals (0.4%)
SanDisk Corp. (a)	(37,611)	(670,228)

Construction & Engineering (0.9%)
Aecom Technology Corp. (a)	(15,449)	(500,548)
KBR, Inc.	(34,376)	(728,427)
Quanta Services, Inc. (a)	(8,729)	(203,473)
		(1,432,448)
Construction Materials (0.2%)
Eagle Materials, Inc.	(660)	(18,018)
Martin Marietta Materials, Inc.	(202)	(17,386)
Vulcan Materials Co.	(4,076)	(193,529)
		(228,933)
Consumer Finance (0.6%)
Capital One Financial Corp.	(2,549)	(78,254)
SLM Corp. (a)	(63,798)	(567,164)
Student Loan Corp. (The)	(7,533)	(338,609)
		(984,027)
Containers & Packaging (0.5%)
Greif, Inc. Class A	(13,933)	(715,181)
Owens-Illinois, Inc. (a)	(1,164)	(39,506)
Temple-Inland, Inc.	(6,756)	(105,799)
		(860,486)
Distributors (0.0%)‡
Genuine Parts Co.	(65)	(2,302)
LKQ Corp. (a)	(950)	(17,043)
		(19,345)
Diversified Consumer Services (0.6%)
Hillenbrand, Inc.	(7,572)	(137,205)
ITT Educational Services, Inc. (a)	(4,039)	(393,197)
Strayer Education, Inc.	(1,949)	(413,928)
		(944,330)
Diversified Financial Services (0.3%)
Interactive Brokers Group, Inc. (a)	(24,394)	(458,363)
Leucadia National Corp. (a)	(3,652)	(89,474)
		(547,837)
Diversified Telecommunication Services (0.3%)
Clearwire Corp. (a)	(53,512)	(433,447)

Electric Utilities (0.6%)
Great Plains Energy, Inc.	(8,023)	(127,807)
Hawaiian Electric Industries, Inc.	(7,954)	(142,138)
Pepco Holdings, Inc.	(48,590)	(698,724)
Progress Energy, Inc.	(264)	(10,412)
		(979,081)
Electrical Equipment (0.1%)
First Solar, Inc. (a)	(366)	(56,507)
SunPower Corp. Class A (a)	(402)	(12,944)
		(69,451)
Electronic Equipment & Instruments (0.5%)
AVX Corp.	(41,120)	(451,909)
Corning, Inc.	(1,000)	(17,000)
FLIR Systems, Inc. (a)	(14,213)	(305,437)
		(774,346)

Energy Equipment & Services (0.7%)
Atwood Oceanics, Inc. (a)	(4,076)	(117,552)
FMC Technologies, Inc. (a)	(12,705)	(552,667)
Global Industries, Ltd. (a)	(20,842)	(142,351)
Hercules Offshore, Inc. (a)	(1,744)	(8,267)
Oceaneering International, Inc. (a)	(374)	(19,044)
Smith International, Inc.	(11,928)	(299,751)
		(1,139,632)
Food Products (1.0%)
ConAgra Foods, Inc.	(1,430)	(28,071)
Corn Products International, Inc.	(26,688)	(747,264)
Flowers Foods, Inc.	(16,731)	(395,354)
J.M. Smucker Co. (The)	(4,646)	(232,439)
Ralcorp Holdings, Inc. (a)	(2,263)	(143,723)
Smithfield Foods, Inc. (a)	(6,234)	(84,471)
		(1,631,322)
Gas Utilities (0.2%)
AGL Resources, Inc.	(576)	(19,365)
EQT Corp.	(1,344)	(51,583)
ONEOK, Inc.	(3,600)	(119,160)
Piedmont Natural Gas Co., Inc.	(3,799)	(93,531)
		(283,639)
Health Care Equipment & Supplies (0.2%)
Edwards Lifesciences Corp. (a)	(4,382)	(286,627)

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	(194)	(6,460)
Health Net, Inc. (a)	(44,564)	(602,951)
Patterson Cos., Inc. (a)	(6,857)	(173,894)
Tenet Healthcare Corp. (a)	(42,832)	(169,186)
		(952,491)
Health Care Technology (0.3%)
Allscripts-Misys Healthcare Solutions, Inc.	(31,571)	(543,968)

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.	(1,110)	(30,913)
Las Vegas Sands Corp. (a)	(8,260)	(77,231)
Marriott International, Inc. Class A	(1,696)	(36,536)
Orient-Express Hotels, Ltd.	(34,262)	(303,219)
Scientific Games Corp. (a)	(1,518)	(27,354)
		(475,253)
Household Durables (1.1%)
Black & Decker Corp.	(15,361)	(577,574)
Jarden Corp. (a)	(1,860)	(45,849)
Snap-On, Inc.	(10,523)	(374,934)
Whirlpool Corp.	(13,474)	(769,231)
		(1,767,588)
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	(7,658)	(219,785)

Industrial Conglomerates (0.6%)
McDermott International, Inc. (a)	(17,962)	(350,977)
Textron, Inc.	(49,002)	(658,587)
		(1,009,564)
Insurance (2.8%)
American National Insurance Co.	(9,506)	(751,449)
CAN Financial Corp.	(19,100)	(325,655)
Conseco, Inc. (a)	(3,408)	(10,599)
Erie Indemnity Co. Class A	(112)	(4,195)
Genworth Financial, Inc. Class A	(4,282)	(29,546)
Hartford Financial Services Group, Inc.	(27,349)	(450,985)
Lincoln National Corp.	(17,210)	(364,680)
Loews Corp.	(614)	(18,432)
Marsh & McLennan Cos., Inc.	(758)	(15,478)
MBIA, Inc. (a)	(2,280)	(9,553)
Mercury General Corp.	(21,276)	(746,149)
Old Republic International Corp.	(3,468)	(35,859)
OneBeacon Insurance Group, Ltd.	(57,633)	(651,253)
Protective Life Corp.	(18,904)	(282,615)
Reinsurance Group of America, Inc.	(820)	(34,030)
Unitrin, Inc.	(16,625)	(219,284)
Wesco Financial Corp.	(7)	(2,135)
White Mountains Insurance Group, Ltd.	(2,008)	(518,064)
XL Capital, Ltd.	(4,902)	(69,020)
		(4,538,981)
Internet & Catalog Retail (0.0%)‡
Liberty Media Corp. Interactive Class A (a)	(1,476)	(9,837)

IT Services (0.0%)‡
Visa, Inc.	(202)	(13,223)

Leisure Equipment & Products (0.0%)‡
Eastman Kodak Co.	(5,174)	(15,367)
Mattel, Inc.	(1,786)	(31,398)
		(46,765)
Life Sciences Tools & Services (0.1%)
Covance, Inc. (a)	(2,672)	(147,361)
Illumina, Inc. (a)	(1,810)	(65,413)
		(212,774)
Machinery (1.4%)
AGCO Corp. (a)	(14,037)	(441,604)
Bucyrus International, Inc.	(11,993)	(353,554)
Caterpillar, Inc.	(784)	(34,543)
Deere & Co.	(662)	(28,956)
Manitowoc Co., Inc. (The)	(102,029)	(630,539)
PACCAR, Inc.	(484)	(16,770)
Terex Corp. (a)	(438)	(6,649)
Valmont Industries, Inc.	(10,449)	(750,447)
		(2,263,062)
Media (0.6%)
DreamWorks Animation SKG, Inc. Class A (a)	(9,635)	(303,599)
Lamar Advertising Co. Class A (a)	(1,332)	(28,025)
Liberty Media Corp. – Entertainment, Series A (a)	(5,190)	(145,164)
New York Times Co. (The) Class A	(62,755)	(493,882)
		(970,670)
Metals & Mining (0.9%)
AK Steel Holding Corp.	(3,928)	(77,264)
Alcoa, Inc.	(8,918)	(104,876)
Carpenter Technology Corp.	(1,148)	(21,456)
Century Aluminum Co. (a)	(41,211)	(345,348)
Royal Gold, Inc.	(8,992)	(369,391)
Titanium Metals Corp.	(68,017)	(569,302)
Walter Industries, Inc.	(58)	(2,863)
		(1,490,500)
Multi-Utilities (0.5%)
Integrys Energy Group, Inc.	(24,224)	(818,287)
Wisconsin Energy Corp.	(344)	(14,781)
		(833,068)

Oil, Gas & Consumable Fuels (0.9%)
CNX Gas Corp. (a)	(602)	(17,693)
Continental Resources, Inc. (a)	(164)	(5,548)
Forest Oil Corp. (a)	(1,262)	(21,265)
Holly Corp.	(23,650)	(503,035)
Patriot Coal Corp. (a)	(30,506)	(255,335)
PetroHawk Energy Corp. (a)	(2,676)	(64,973)
Pioneer Natural Resources Co.	(892)	(25,467)
Quicksilver Resources, Inc. (a)	(6,810)	(78,043)
Range Resources Corp.	(1,881)	(87,297)
Sunoco, Inc.	(17,784)	(439,087)
		(1,497,743)
Paper & Forest Products (0.2%)
MeadWestvaco Corp.	(1,574)	(30,677)
Weyerhaeuser Co.	(6,664)	(233,507)
		(264,184)
Professional Services (0.1%)
Corporate Executive Board Co. (The)	(9,359)	(175,762)

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities, Inc.	(2,765)	(105,374)
Apartment Investment & Management Co.	(33,811)	(317,147)
Developers Diversified Realty Corp.	(6,873)	(38,558)
Kimco Realty Corp.	(198)	(1,948)
UDR, Inc.	(44,274)	(462,663)
Walter Investment Management Corp. (a)	(2,062)	(27,734)
		(953,424)
Real Estate Management & Development (0.7%)
CB Richard Ellis Group, Inc. (a)	(26,393)	(287,684)
Forest City Enterprises, Inc. Class A	(92,866)	(663,063)
Jones Lang LaSalle, Inc.	(630)	(23,915)
St. Joe Co. (The) (a)	(4,383)	(123,425)
		(1,098,087)
Road & Rail (0.1%)
Con-Way, Inc.	(460)	(20,953)
Kansas City Southern (a)	(434)	(8,814)
Landstar System, Inc.	(1,938)	(71,086)
		(100,853)
Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc. (a)	(62,109)	(227,319)
Applied Materials, Inc.	(32,555)	(449,259)
International Rectifier Corp. (a)	(47,241)	(782,311)
Microchip Technology, Inc.	(91)	(2,451)
PMC-Sierra, Inc. (a)	(46,264)	(423,316)
Rambus, Inc. (a)	(43,363)	(734,135)
Teradyne, Inc. (a)	(20,591)	(162,257)
		(2,781,048)
Software (0.3%)
Activision Blizzard, Inc. (a)	(19,008)	(217,642)
Electronic Arts, Inc. (a)	(13,264)	(284,778)
		(502,420)
Specialty Retail (0.9%)
Aaron's, Inc.	(15,511)	(426,087)
Best Buy Co., Inc.	(502)	(18,760)
Carmax, Inc. (a)	(2,001)	(32,276)
O'Reilly Automotive, Inc. (a)	(15,555)	(632,467)
Tiffany & Co.	(9,934)	(296,331)
		(1,405,921)
Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc. (a)	(26,610)	(529,539)
NIKE, Inc. Class B	(1,127)	(63,833)
		(593,372)
Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial	(2,300)	(84,709)
First Niagara Financial Group, Inc.	(972)	(12,782)
MGIC Investment Corp.	(10,682)	(70,501)
New York Community Bancorp, Inc.	(1,276)	(13,959)
Tree.com, Inc. (a)	(922)	(9,202)
Washington Federal, Inc.	(12,629)	(175,922)
		(367,075)
Trading Companies & Distributors (0.0%)‡
Fastenal Co.	(424)	(15,082)

Wireless Telecommunication Services (0.0%)‡
Crown Castle International Corp. (a)	(390)	(11,209)
SBA Communications Corp. Class A (a)	(1,004)	(26,194)
		(37,403)
Total Investments Sold Short (Proceeds $40,806,965)	(30.2)%	(48,518,273)

Total Investments, Net of Investments Sold Short (Cost $145,035,933)	100.1	161,096,811
Liabilities in Excess of
Cash and Other Assets	(0.1)	(218,271)
Net Assets	100.0%	$160,878,540

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At July 31, 2009, cost is $194,507,824 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$27,231,343
Gross unrealized depreciation	(12,124,083)
Net unrealized appreciation	$15,107,260

The following is a list of the inputs used as of July 31, 2009, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$3,733,419	$—	$—	$3,733,419
Air Freight & Logistics	2,265,237	—	—	2,265,237
Airlines	787,084	—	—	787,084
Auto Components	1,671,885	—	—	1,671,885
Automobiles	8,942	—	—	8,942
Beverages	3,223,845	—	—	3,223,845
Biotechnology	2,847,708	—	—	2,847,708
Building Products	280,618	—	—	280,618
Capital Markets	8,619,941	—	—	8,619,941
Chemicals	3,108,620	—	—	3,108,620
Commercial Banks	3,221,652	—	—	3,221,652
Commercial Services & Supplies	2,220,640	—	—	2,220,640
Communications Equipment	5,221,817	—	—	5,221,817
Computers & Peripherals	12,362,661	—	—	12,362,661
Construction & Engineering	1,207,416	—	—	1,207,416
Consumer Finance	1,334,168	—	—	1,334,168
Containers & Packaging	29,248	—	—	29,248
Diversified Consumer Services	795,310	—	—	795,310
Diversified Financial Services	4,876,279	—	—	4,876,279
Diversified Telecommunication Services	5,509,455	—	—	5,509,455
Electric Utilities	2,085,153	—	—	2,085,153
Electrical Equipment	2,876,409	—	—	2,876,409
Electronic Equipment & Instruments	4,454,736	—	—	4,454,736
Energy Equipment & Services	4,934,454	—	—	4,934,454
Food & Staples Retailing	3,551,164	—	—	3,551,164
Food Products	3,393,490	—	—	3,393,490
Gas Utilities	468,490	—	—	468,490
Health Care Equipment & Supplies	2,228,189	—	—	2,228,189
Health Care Providers & Services	7,156,733	—	—	7,156,733
Hotels, Restaurants & Leisure	2,493,791	—	—	2,493,791
Household Durables	5,941,551	—	—	5,941,551
Household Products	2,349,719	—	—	2,349,719
Independent Power Producers & Energy Traders	1,726,872	—	—	1,726,872
Industrial Conglomerates	2,441,636	—	—	2,441,636
Insurance	9,313,439	—	—	9,313,439
Internet & Catalog Retail	332,146	—	—	332,146
Internet Software & Services	4,021,554	—	—	4,021,554
IT Services	4,829,041	—	—	4,829,041
Leisure Equipment & Products	130,115	—	—	130,115
Life Sciences Tools & Services	447,326	—	—	447,326
Machinery	5,532,490	—	—	5,532,490
Media	8,275,315	—	—	8,275,315
Metals & Mining	2,701,657	—	—	2,701,657
Multi-Utilities	424,322	—	—	424,322
Multiline Retail	1,138,727	—	—	1,138,727
Oil, Gas & Consumable Fuels	19,878,718	—	—	19,878,718
Paper & Forest Products	949,077	—	—	949,077
Personal Products	804,988	—	—	804,988
Pharmaceuticals	10,580,451	—	—	10,580,451
Professional Services	1,382,403	—	—	1,382,403
Real Estate Investment Trusts	941,357	—	—	941,357
Road & Rail	223,709	—	—	223,709
Semiconductors & Semiconductor Equipment	6,027,669	—	—	6,027,669
Software	6,594,417	—	—	6,594,417
Specialty Retail	8,529,879	—	—	8,529,879
Textiles, Apparel & Luxury Goods	1,628,519	—	—	1,628,519
Thrifts & Mortgage Finance	47,115	—	—	47,115
Tobacco	2,251,146	—	—	2,251,146
Trading Companies & Distributors	373,723	—	—	373,723
Wireless Telecommunication Services	1,497,389	—	—	1,497,389
Total Common Stocks	208,285,024	—	—	208,285,024
Exchange Traded Fund	486,738	—	—	486,738
Short-Term Investment
Repurchase Agreement	—	843,322	—	843,322
Total Short-Term Investment	—	843,322	—	843,322
Total	$208,771,762	$843,322	$—	$209,615,084

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Common Stocks Sold Short
Aerospace & Defense	$(616,942)	$—	$—	$(616,942)
Air Freight & Logistics	(16,686)	—	—	(16,686)
Airlines	(1,424,936)	—	—	(1,424,936)
Auto Components	(959,792)	—	—	(959,792)
Automobiles	(400,472)	—	—	(400,472)
Beverages	(248,390)	—	—	(248,390)
Biotechnology	(2,514,382)	—	—	(2,514,382)
Building Products	(843,835)	—	—	(843,835)
Capital Markets	(481,937)	—	—	(481,937)
Chemicals	(524,872)	—	—	(524,872)
Commercial Banks	(3,140,886)	—	—	(3,140,886)
Commercial Services & Supplies	(154,188)	—	—	(154,188)
Communications Equipment	(765,873)	—	—	(765,873)
Computers & Peripherals	(670,228)	—	—	(670,228)
Construction & Engineering	(1,432,448)	—	—	(1,432,448)
Construction Materials	(228,933)	—	—	(228,933)
Consumer Finance	(984,027)	—	—	(984,027)
Containers & Packaging	(860,486)	—	—	(860,486)
Distributors	(19,345)	—	—	(19,345)
Diversified Consumer Services	(944,330)	—	—	(944,330)
Diversified Financial Services	(547,837)	—	—	(547,837)
Diversified Telecommunication Services	(433,447)	—	—	(433,447)
Electric Utilities	(979,081)	—	—	(979,081)
Electrical Equipment	(69,451)	—	—	(69,451)
Electronic Equipment & Instruments	(774,346)	—	—	(774,346)
Energy Equipment & Services	(1,139,632)	—	—	(1,139,632)
Food Products	(1,631,322)	—	—	(1,631,322)
Gas Utilities	(283,639)	—	—	(283,639)
Health Care Equipment & Supplies	(286,627)	—	—	(286,627)
Health Care Providers & Services	(952,491)	—	—	(952,491)
Health Care Technology	(543,968)	—	—	(543,968)
Hotels, Restaurants & Leisure	(475,253)	—	—	(475,253)
Household Durables	(1,767,588)	—	—	(1,767,588)
Independent Power Producers & Energy Traders	(219,785)	—	—	(219,785)
Industrial Conglomerates	(1,009,564)	—	—	(1,009,564)
Insurance	(4,538,981)	—	—	(4,538,981)
Internet & Catalog Retail	(9,837)	—	—	(9,837)
IT Services	(13,223)	—	—	(13,223)
Leisure Equipment & Products	(46,765)	—	—	(46,765)
Life Sciences Tools & Services	(212,774)	—	—	(212,774)
Machinery	(2,263,062)	—	—	(2,263,062)
Media	(970,670)	—	—	(970,670)
Metals & Mining	(1,490,500)	—	—	(1,490,500)
Multi-Utilities	(833,068)	—	—	(833,068)
Oil, Gas & Consumable Fuels	(1,497,743)	—	—	(1,497,743)
Paper & Forest Products	(264,184)	—	—	(264,184)
Professional Services	(175,762)	—	—	(175,762)
Real Estate Investment Trusts	(953,424)	—	—	(953,424)
Real Estate Management & Development	(1,098,087)	—	—	(1,098,087)
Road & Rail	(100,853)	—	—	(100,853)
Semiconductors & Semiconductor Equipment	(2,781,048)	—	—	(2,781,048)
Software	(502,420)	—	—	(502,420)
Specialty Retail	(1,405,921)	—	—	(1,405,921)
Textiles, Apparel & Luxury Goods	(593,372)	—	—	(593,372)
Thrifts & Mortgage Finance	(367,075)	—	—	(367,075)
Trading Companies & Distributors	(15,082)	—	—	(15,082)
Wireless Telecommunication Services	(37,403)	—	—	(37,403)
Total Investments Sold Short	(48,518,273)	—	—	(48,518,273)
Total	$(48,518,273)	$—	$—	$(48,518,273)

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 Growth Fund
Portfolio of Investments ††† July 31, 2009 unaudited
		Shares	Value
	Common Stocks 123.0%†
	Aerospace & Defense 4.4%
	Lockheed Martin Corp. (a)	11,444	$855,553
	Northrop Grumman Corp. (a)	11,845	528,050
	Precision Castparts Corp. (a)	12,708	1,014,226
	United Technologies Corp. (a)	31,282	1,703,931
			4,101,760
	Air Freight & Logistics 1.7%
	C.H. Robinson Worldwide, Inc. (a)	19,821	1,080,839
	Expeditors International of Washington, Inc. (a)	16,147	547,868
			1,628,707
	Beverages 4.1%
	Coca-Cola Co. (The) (a)	35,592	1,773,905
¤	PepsiCo, Inc.	36,078	2,047,427
			3,821,332
	Biotechnology 3.9%
	Amgen, Inc. (b)	16,270	1,013,784
	Genzyme Corp. (a)(b)	11,701	607,165
¤	Gilead Sciences, Inc. (a)(b)	41,478	2,029,518
			3,650,467
	Capital Markets 6.8%
	Affiliated Managers Group, Inc. (a)(b)	11,856	782,733
	BlackRock, Inc. (a)	6,397	1,218,884
	Charles Schwab Corp. (The) (a)	54,476	973,486
	Goldman Sachs Group, Inc. (The)	6,030	984,699
	Jefferies Group, Inc. (b)	40,564	927,293
	Morgan Stanley (a)	25,664	731,424
	State Street Corp.	15,439	776,582
			6,395,101
	Chemicals 2.2%
	Ecolab, Inc. (a)	13,514	560,966
	Monsanto Co. (a)	17,309	1,453,956
			2,014,922
	Communications Equipment 6.2%
¤	Cisco Systems, Inc. (a)(b)	91,484	2,013,563
¤	QUALCOMM, Inc. (a)	59,314	2,740,900
	Research In Motion, Ltd. (b)	13,817	1,050,092
			5,804,555
	Computers & Peripherals 8.6%
¤	Apple, Inc. (a)(b)	19,480	3,182,837
¤	Hewlett-Packard Co. (a)	45,670	1,977,511
¤	International Business Machines Corp. (a)	24,329	2,869,119
			8,029,467
	Construction & Engineering 1.8%
	Aecom Technology Corp. (a)(b)	29,431	953,564
	URS Corp. (a)(b)	13,693	692,866
			1,646,430
	Consumer Finance 0.7%
	American Express Co. (a)	23,587	668,220

	Diversified Consumer Services 1.0%
	Apollo Group, Inc. Class A (a)(b)	6,014	415,207
	Brinks Home Security Holdings, Inc. (b)	18,582	554,115
			969,322
	Diversified Financial Services 1.9%
	CME Group, Inc. (a)	1,999	557,381
	IntercontinentalExchange, Inc. (b)	4,836	454,874
	JPMorgan Chase & Co. (a)	20,100	776,865
			1,789,120
	Electronic Equipment & Instruments 1.1%
	Dolby Laboratories, Inc. Class A (b)	25,411	1,057,860

	Energy Equipment & Services 3.0%
	FMC Technologies, Inc. (a)(b)	29,895	1,300,432
	Transocean, Inc. (b)	7,816	622,857
	Weatherford International, Ltd. (a)(b)	47,564	892,301
			2,815,590
	Food & Staples Retailing 6.6%
	CVS Caremark Corp. (a)	25,009	837,301
	Kroger Co. (The) (a)	31,499	673,449
¤	Wal-Mart Stores, Inc. (a)	53,475	2,667,333
	Walgreen Co. (a)	35,361	1,097,959
	Whole Foods Market, Inc. (b)	38,503	931,388
			6,207,430
	Health Care Equipment & Supplies 6.7%
	Baxter International, Inc. (a)	26,371	1,486,533
	Becton, Dickinson & Co.	5,533	360,475
	Hospira, Inc. (a)(b)	22,945	881,776
	Medtronic, Inc. (a)	35,680	1,263,786
	Mindray Medical International, Ltd., ADR (a)(c)	33,261	988,517
	St. Jude Medical, Inc. (a)(b)	35,344	1,332,822
			6,313,909
	Health Care Providers & Services 2.8%
	Medco Health Solutions, Inc. (a)(b)	35,750	1,889,745
	Mednax, Inc. (b)	16,549	767,046
			2,656,791
	Hotels, Restaurants & Leisure 3.5%
	Carnival Corp. (a)	44,050	1,232,959
	Ctrip.com International, Ltd., ADR (b)(c)	10,967	562,059
	McDonald's Corp. (a)	26,828	1,477,150
			3,272,168
	Insurance 0.5%
	Travelers Cos., Inc. (The)	10,805	465,371

	Internet & Catalog Retail 2.5%
	Amazon.com, Inc. (a)(b)	11,495	985,811
	Priceline.com, Inc. (a)(b)	10,183	1,319,921
			2,305,732
	Internet Software & Services 6.7%
	Baidu, Inc., ADR (a)(b)(c)	3,401	1,184,024
	Equinix, Inc. (a)(b)	15,921	1,301,223
¤	Google, Inc. Class A (a)(b)	6,550	2,901,978
	VeriSign, Inc. (a)(b)	44,698	913,627
			6,300,852
	IT Services 4.6%
	Cognizant Technology Solutions Corp. Class A (a)(b)	49,148	1,454,289
	Mastercard, Inc. Class A (a)	5,503	1,067,747
	Visa, Inc. Class A (a)	27,267	1,784,898
			4,306,934
	Life Sciences Tools & Services 1.3%
	Illumina, Inc. (a)(b)	21,072	761,542
	Thermo Fisher Scientific, Inc. (a)(b)	9,595	434,462
			1,196,004
	Machinery 1.9%
	Danaher Corp. (a)	18,261	1,118,303
	Navistar International Corp. (a)(b)	16,533	653,715
			1,772,018
	Media 1.9%
	Liberty Media Corp. Entertainment Class A (a)(b)	33,989	950,672
	Time Warner Cable, Inc.	24,227	800,945
			1,751,617
	Multiline Retail 1.1%
	Kohl's Corp. (a)(b)	21,494	1,043,534

	Oil, Gas & Consumable Fuels 4.8%
	CONSOL Energy, Inc.	12,037	427,675
	Petro-Canada (a)	22,850	945,304
	PetroHawk Energy Corp. (b)	34,344	833,872
	Petroleo Brasileiro S.A., ADR (a)(c)	18,448	760,796
	Southwestern Energy Co. (a)(b)	20,740	859,258
	Spectra Energy Corp. (a)	34,194	627,802
			4,454,707
	Pharmaceuticals 4.8%
	Abbott Laboratories (a)	35,172	1,582,388
	Allergan, Inc. (a)	12,732	680,271
	Schering-Plough Corp. (a)	16,076	426,175
	Sepracor, Inc. (a)(b)	47,669	827,057
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)(c)	18,454	984,336
			4,500,227
	Professional Services 0.6%
	FTI Consulting, Inc. (b)	9,721	529,114

	Real Estate Investment Trusts 0.8%
	HCP, Inc.	28,462	733,181

	Road & Rail 3.1%
	CSX Corp. (a)	30,281	1,214,874
	Union Pacific Corp. (a)	29,939	1,722,091
			2,936,965
	Semiconductors & Semiconductor Equipment 6.4%
	Broadcom Corp. Class A (a)(b)	31,249	882,159
	Intel Corp. (a)	48,015	924,289
	Lam Research Corp. (a)(b)	28,644	861,039
	Marvell Technology Group, Ltd. (b)	79,793	1,064,439
	Silicon Laboratories, Inc. (a)(b)	21,245	909,923
	Texas Instruments, Inc. (a)	55,191	1,327,343
			5,969,192
	Software 7.9%
	Adobe Systems, Inc. (a)(b)	25,133	814,812
	Autodesk, Inc. (a)(b)	21,687	472,994
	McAfee, Inc. (b)	17,010	758,306
¤	Microsoft Corp. (a)	161,022	3,787,237
	Oracle Corp. (a)	70,642	1,563,307
			7,396,656
	Specialty Retail 2.3%
	Best Buy Co., Inc. (a)	20,170	753,753
	Home Depot, Inc. (The) (a)	19,380	502,717
	Ross Stores, Inc. (a)	21,151	932,548
			2,189,018
	Tobacco 1.7%
	Altria Group, Inc. (a)	37,368	655,061
	Philip Morris International, Inc. (a)	20,056	934,610
			1,589,671
	Trading Companies & Distributors 0.9%
	Fastenal Co. (a)	22,980	817,399

	Wireless Telecommunication Services 2.2%
	America Movil SAB de C.V., Series L, ADR (c)	17,990	773,750
	American Tower Corp. Class A (a)(b)	23,377	796,922
	NII Holdings, Inc. (b)	20,425	470,183
			2,040,855
	Total Common Stocks (Cost $101,277,026)		115,142,198

	Exchange Traded Fund 0.6% (d)
	iShares Russell 1000 Growth Index Fund	12,051	526,990

	Total Exchange Traded Fund (Cost $481,960)		526,990

	Principal Amount	Value
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $1,439,309 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $1,470,000 and a Market Value of $1,469,853)	$1,439,307	1,439,307

Total Short-Term Investment (Cost $1,439,307)		1,439,307

Total Investments, Before Investments Sold Short (Cost $103,198,293) (e)	125.1%	117,108,495

	Shares		Value
Investments Sold Short (25.0%)
Common Stocks Sold Short (24.5%)
Aerospace & Defense (0.3%)
Raytheon Co.	(6,948)		(326,209)

Beverages (0.2%)
Diageo PLC, Sponsored ADR (c)	(3,679)		(229,496)

Biotechnology (1.0%)
Amylin Pharmaceuticals, Inc. (b)	(30,650)		(450,862)
Myriad Genetics, Inc. (b)	(6,053)		(165,973)
Myriad Pharmaceuticals (b)	(1,513)		(7,368)
Vertex Pharmaceuticals, Inc. (b)	(8,618)		(310,334)
			(934,537)
Capital Markets (1.1%)
Eaton Vance Corp.	(13,158)		(376,582)
Knight Capital Group, Inc. Class A (b)	(18,368)		(341,094)
Northern Trust Corp.	(5,563)		(332,723)
			(1,050,399)
Chemicals (1.1%)
Potash Corp. of Saskatchewan	(3,178)		(295,586)
PPG Industries, Inc.	(7,007)		(385,385)
Sigma-Aldrich Corp.	(6,723)		(341,192)
			(1,022,163)
Commercial Services & Supplies (0.6%)
Pitney Bowes, Inc.	(13,826)		(285,507)
Stericycle, Inc. (b)	(5,963)		(305,306)
			(590,813)
Communications Equipment (0.4%)
Nokia OYJ, Sponsored ADR (c)	(28,204)		(376,241)

Distributors (0.3%)
Genuine Parts Co.	(8,765)		(310,456)

Diversified Consumer Services (0.2%)
ITT Educational Services, Inc. (b)	(2,271)		(221,082)

Diversified Telecommunication Services (0.8%)
AT&T, Inc.	(16,090)		(422,041)
Verizon Communications, Inc.	(8,774)		(281,382)
			(703,423)
Electric Utilities (0.2%)
PPL Corp.	(6,784)		(229,231)

Electrical Equipment (1.0%)
First Solar, Inc. (b)	(1,430)		(220,778)
Rockwell Automation, Inc.	(9,748)		(403,665)
Roper Industries, Inc.	(6,566)		(313,986)
			(938,429)
Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc. (b)	(16,131)		(374,562)
Molex, Inc.	(19,540)		(347,030)
			(721,592)
Energy Equipment & Services (0.3%)
Smith International, Inc.	(10,941)		(274,947)

Food Products (0.9%)
Bunge, Ltd.	(4,802)		(335,996)
H.J. Heinz Co.	(6,448)		(247,990)
McCormick & Co., Inc.	(7,309)		(235,496)
			(819,482)
Health Care Equipment & Supplies (0.6%)
NuVasive, Inc. (b)	(5,608)		(232,115)
Stryker Corp.	(7,499)		(291,561)
			(523,676)
Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	(16,186)		(319,188)
McKesson Corp.	(7,457)		(381,425)
Patterson Cos., Inc. (b)	(14,002)		(355,091)
			(1,055,704)
Health Care Technology (0.4%)
Cerner Corp. (b)	(6,145)		(399,917)

Hotels, Restaurants & Leisure (0.7%)
Panera Bread Co. Class A (b)	(5,750)		(316,020)
Wendy's/Arby's Group, Inc.	(73,701)		(337,551)
			(653,571)
Household Durables (0.3%)
Toll Brothers, Inc. (b)	(14,571)		(285,009)

Household Products (0.4%)
Kimberly-Clark Corp.	(5,648)		(330,126)

Industrial Conglomerates (0.4%)
Textron, Inc.	(29,318)		(394,034)

Insurance (0.7%)
Marsh & McLennan Cos., Inc.	(15,153)		(309,424)
Transatlantic Holdings, Inc.	(6,929)		(327,811)
			(637,235)
IT Services (1.0%)
Automatic Data Processing, Inc.	(7,462)		(277,960)
DST Systems, Inc. (b)	(8,585)		(380,573)
Paychex, Inc.	(10,247)		(271,545)
			(930,078)
Life Sciences Tools & Services (0.6%)
Bio-Rad Laboratories, Inc. Class A (b)	(2,803)		(217,064)
Techne Corp.	(5,006)		(319,483)
			(536,547)
Machinery (1.2%)
CLARCOR, Inc.	(6,028)		(199,587)
Donaldson Co., Inc.	(5,501)		(209,093)
Eaton Corp.	(6,747)		(350,304)
PACCAR, Inc.	(9,751)		(337,872)
			(1,096,856)
Media (1.1%)
DIRECTV Group, Inc. (The) (b)	(11,280)		(292,152)
Omnicom Group, Inc.	(10,670)		(362,780)
Walt Disney Co. (The)	(13,771)		(345,928)
			(1,000,860)
Metals & Mining (0.3%)
Compass Minerals International, Inc.	(5,078)		(270,099)

Multiline Retail (0.7%)
Family Dollar Stores, Inc.	(7,308)		(229,617)
Nordstrom, Inc.	(15,461)		(408,789)
			(638,406)
Oil, Gas & Consumable Fuels (1.3%)
BP PLC, Sponsored ADR (c)	(8,419)		(421,287)
ConocoPhillips	(7,374)		(322,317)
Royal Dutch Shell PLC, ADR (c)	(4,194)		(220,311)
Ultra Petroleum Corp. (b)	(5,428)		(239,483)
			(1,203,398)
Professional Services (0.3%)
Dun & Bradstreet Corp.	(3,563)		(256,500)

Real Estate Investment Trusts (0.6%)
Plum Creek Timber Co., Inc.	(10,258)		(320,870)
Simon Property Group, Inc.	(4,942)		(275,369)
			(596,239)
Semiconductors & Semiconductor Equipment (0.7%)
Linear Technology Corp.	(13,245)		(355,893)
Teradyne, Inc. (b)	(40,976)		(322,891)
			(678,784)
Software (1.9%)
ANSYS, Inc. (b)	(11,038)		(345,048)
Intuit, Inc. (b)	(8,566)		(254,410)
Novell, Inc. (b)	(74,940)		(343,225)
SAP A.G., Sponsored ADR (c)	(9,711)		(458,845)
VMware, Inc. Class A (b)	(10,422)		(335,901)
			(1,737,429)
Specialty Retail (0.7%)
AutoZone, Inc. (b)	(1,925)		(295,622)
Williams-Sonoma, Inc.	(24,117)		(339,085)
			(634,707)
Trading Companies & Distributors (0.3%)
WW Grainger, Inc.	(3,280)		(294,905)

Total Common Stocks Sold Short (Proceeds $20,151,166)			(22,902,580)

Exchange Traded Fund Sold Short (0.5%) (d)
SPDR Trust Series 1 (b)	(4,771)		(471,422)

Total Exchange Traded Fund Sold Short (Proceeds $428,270)			(471,422)

Total Investments Sold Short (Proceeds $20,579,436)	(25.0	) %	(23,374,002)

Total Investments, Net of Investments Sold Short (Cost $82,618,857)	100.1		93,734,493
Liabilities in Excess of
Cash and Other Assets	(0.1)		(133,746)
Net Assets	100.0%		$93,600,747

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	ADR - American Depositary Receipt.
(d)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(e)	At July 31, 2009, cost is $105,581,380 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$14,795,587
Gross unrealized depreciation	(3,268,472)
Net unrealized appreciation	$11,527,115

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$4,101,760	$—	$—	$4,101,760
Air Freight & Logistics	1,628,707	—	—	1,628,707
Beverages	3,821,332	—	—	3,821,332
Biotechnology	3,650,467	—	—	3,650,467
Capital Markets	6,395,101	—	—	6,395,101
Chemicals	2,014,922	—	—	2,014,922
Communications Equipment	5,804,555	—	—	5,804,555
Computers & Peripherals	8,029,467	—	—	8,029,467
Construction & Engineering	1,646,430	—	—	1,646,430
Consumer Finance	668,220	—	—	668,220
Diversified Consumer Services	969,322	—	—	969,322
Diversified Financial Services	1,789,120	—	—	1,789,120
Electronic Equipment & Instruments	1,057,860	—	—	1,057,860
Energy Equipment & Services	2,815,590	—	—	2,815,590
Food & Staples Retailing	6,207,430	—	—	6,207,430
Health Care Equipment & Supplies	6,313,909	—	—	6,313,909
Health Care Providers & Services	2,656,791	—	—	2,656,791
Hotels, Restaurants & Leisure	3,272,168	—	—	3,272,168
Insurance	465,371	—	—	465,371
Internet & Catalog Retail	2,305,732	—	—	2,305,732
Internet Software & Services	6,300,852	—	—	6,300,852
IT Services	4,306,934	—	—	4,306,934
Life Sciences Tools & Services	1,196,004	—	—	1,196,004
Machinery	1,772,018	—	—	1,772,018
Media	1,751,617	—	—	1,751,617
Multiline Retail	1,043,534	—	—	1,043,534
Oil, Gas & Consumable Fuels	4,454,707	—	—	4,454,707
Pharmaceuticals	4,500,227	—	—	4,500,227
Professional Services	529,114	—	—	529,114
Real Estate Investment Trusts	733,181	—	—	733,181
Road & Rail	2,936,965	—	—	2,936,965
Semiconductors & Semiconductor Equipment	5,969,192	—	—	5,969,192
Software	7,396,656	—	—	7,396,656
Specialty Retail	2,189,018	—	—	2,189,018
Tobacco	1,589,671	—	—	1,589,671
Trading Companies & Distributors	817,399	—	—	817,399
Wireless Telecommunication Services	2,040,855	—	—	2,040,855
Total Common Stocks	115,142,198	—	—	115,142,198
Exchange Traded Fund	526,990	—	—	526,990
Total Exchange Traded Fund	526,990	—	—	526,990
Short-Term Investment
Repurchase Agreement	—	1,439,307	—	1,439,307
Total Short-Term Investment	—	1,439,307	—	1,439,307
Total	$115,669,188	$1,439,307	$—	$117,108,495

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Common Stocks Sold Short
Aerospace & Defense	$(326,209)	$—	$—	$(326,209)
Beverages	(229,496)	—	—	(229,496)
Biotechnology	(934,537)	—	—	(934,537)
Capital Markets	(1,050,399)	—	—	(1,050,399)
Chemicals	(1,022,163)	—	—	(1,022,163)
Commercial Services & Supplies	(590,813)	—	—	(590,813)
Communications Equipment	(376,241)	—	—	(376,241)
Distributors	(310,456)	—	—	(310,456)
Diversified Consumer Services	(221,082)	—	—	(221,082)
Diversified Telecommunication Services	(703,423)	—	—	(703,423)
Electric Utilities	(229,231)	—	—	(229,231)
Electrical Equipment	(938,429)	—	—	(938,429)
Electronic Equipment & Instruments	(721,592)	—	—	(721,592)
Energy Equipment & Services	(274,947)	—	—	(274,947)
Food Products	(819,482)	—	—	(819,482)
Health Care Equipment & Supplies	(523,676)	—	—	(523,676)
Health Care Providers & Services	(1,055,704)	—	—	(1,055,704)
Health Care Technology	(399,917)	—	—	(399,917)
Hotels, Restaurants & Leisure	(653,571)	—	—	(653,571)
Household Durables	(285,009)	—	—	(285,009)
Household Products	(330,126)	—	—	(330,126)
Industrial Conglomerates	(394,034)	—	—	(394,034)
Insurance	(637,235)	—	—	(637,235)
IT Services	(930,078)	—	—	(930,078)
Life Sciences Tools & Services	(536,547)	—	—	(536,547)
Machinery	(1,096,856)	—	—	(1,096,856)
Media	(1,000,860)	—	—	(1,000,860)
Metals & Mining	(270,099)	—	—	(270,099)
Multiline Retail	(638,406)	—	—	(638,406)
Oil, Gas & Consumable Fuels	(1,203,398)	—	—	(1,203,398)
Professional Services	(256,500)	—	—	(256,500)
Real Estate Investment Trusts	(596,239)	—	—	(596,239)
Semiconductors & Semiconductor Equipment	(678,784)	—	—	(678,784)
Software	(1,737,429)	—	—	(1,737,429)
Specialty Retail	(634,707)	—	—	(634,707)
Trading Companies & Distributors	(294,905)	—	—	(294,905)
Total Common Stocks Sold Short	(22,902,580)	—	—	(22,902,580)
Exchange Traded Fund Sold Short	(471,422)	—	—	(471,422)
Total Investments Sold Short	(23,374,002)	—	—	(23,374,002)
Total	$(23,374,002)	$—	$—	$(23,374,002)

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay 130/30 High Yield Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Principal Amount	Value
	Long-Term Bonds 113.2%†
	Asset-Backed Securities 2.0%
	Airlines 1.0%
	American Airlines Pass−Through Trust 2001-02
	6.977%, due 11/23/22	$956,981	$564,619
	6.978%, due 10/1/12	242,574	230,445
	7.379%, due 5/23/16	641,063	314,120
	Continental Airlines, Inc. 9.558%, due 3/1/21	896,488	560,305
			1,669,489
	Home Equity 0.8%
	GSAA Home Equity Trust
	Series 2006-18, Class AV1 0.355%, due 11/25/36 (a)	999,066	609,695
	Series 2007-5, Class 2A1A 0.405%, due 5/25/37 (a)	1,430,209	812,300
			1,421,995
	Student Loans ABS 0.2%
	Rutland Rated Investments Series DRYD-1A, Class A1AL 0.959%, due 6/20/13 (a)(b)(c)(d)	750,000	331,478

	Total Asset-Backed Securities (Cost $3,777,151)		3,422,962

	Corporate Bonds 78.9%
	Advertising 0.4%
	Lamar Media Corp. 7.25%, due 1/1/13	500,000	482,500
	R.H. Donnelley, Inc. 11.75%, due 5/15/15 (b)(e)	341,000	177,320
			659,820
	Aerospace & Defense 3.6%
	Alliant Techsystems, Inc. 6.75%, due 4/1/16 (f)(g)	2,200,000	2,090,000
	DRS Technologies, Inc. 6.875%, due 11/1/13 (f)(g)	2,200,000	2,111,432
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (f)(g)	2,200,000	2,112,000
			6,313,432
	Airlines 1.0%
	American Airlines, Inc. 7.377%, due 5/23/19	211,383	105,692
	Continental Airlines, Inc. 9.798%, due 4/1/21	1,502,916	946,837
	Northwest Airlines, Inc. 7.027%, due 11/1/19	1,021,791	786,779
			1,839,308
	Apparel 1.2%
	Levi Strauss & Co. 9.75%, due 1/15/15 (f)	2,000,000	2,030,000

	Auto Manufacturers 5.1%
	Ford Holdings LLC 9.30%, due 3/1/30	2,230,000	1,605,600
¤	Ford Motor Co.
	6.375%, due 2/1/29	800,000	552,000
	6.625%, due 10/1/28	5,015,000	3,460,350
	7.125%, due 11/15/25	330,000	221,100
	7.45%, due 7/16/31	1,225,000	918,750
	General Motors Corp.
	7.375%, due 5/23/48 (e)	350,000	47,250
	8.375%, due 7/15/33 (e)	11,275,000	1,719,437
	8.80%, due 3/1/21 (e)	488,000	69,540
	9.40%, due 7/15/21 (e)(h)	2,000,000	270,000
			8,864,027
	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	845,000	906,263

	Banks 1.8%
	Bank of America Corp. 8.00%, due 12/29/49	504,000	431,066
	SunTrust Bank 7.25%, due 3/15/18 (f)	2,000,000	1,999,650
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	770,000	666,050
			3,096,766
	Beverages 1.3%
	Constellation Brands, Inc. 8.125%, due 1/15/12 (f)(g)	2,200,000	2,222,000

	Building Materials 2.2%
	Nortek, Inc. 10.00%, due 12/1/13	2,010,000	1,773,825
	U.S. Concrete, Inc. 8.375%, due 4/1/14	1,295,000	832,038
	USG Corp. 6.30%, due 11/15/16	1,625,000	1,271,562
			3,877,425
	Chemicals 0.8%
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 9.75%, due 11/15/14	500,000	335,000
	Innophos, Inc. 8.875%, due 8/15/14	820,000	779,000
	Nalco Co. 7.75%, due 11/15/11	300,000	301,500
			1,415,500
	Coal 2.0%
	Arch Western Finance LLC 6.75%, due 7/1/13 (f)(g)	2,260,000	2,192,200
	Massey Energy Co. 6.875%, due 12/15/13	1,375,000	1,326,875
			3,519,075
	Commercial Services 4.2%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	1,005,000	773,850
	Corrections Corp. of America 6.25%, due 3/15/13 (f)(g)	2,200,000	2,156,000
	Iron Mountain, Inc. 7.75%, due 1/15/15 (f)(g)	2,305,000	2,270,425
	United Rentals North America, Inc.
	6.50%, due 2/15/12	990,000	955,350
	7.00%, due 2/15/14	230,000	189,750
	7.75%, due 11/15/13	1,160,000	1,020,800
			7,366,175
	Computers 0.6%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	1,030,000	1,055,750

	Diversified Financial Services 5.0%
	American General Finance Corp. 5.625%, due 8/17/11	2,150,000	1,473,586
¤	CIT Group, Inc.
	5.40%, due 2/13/12	690,000	378,489
	5.60%, due 4/27/11	485,000	273,201
	5.80%, due 7/28/11	1,430,000	805,751
¤	GMAC LLC 7.00%, due 2/1/12	1,000,000	891,701
	8.00%, due 11/1/31	3,645,000	2,773,069
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,480,000	814,000
	Textron Financial Corp. 5.40%, due 4/28/13	1,500,000	1,265,708
			8,675,505
	Electric 3.2%
	Edison Mission Energy 7.50%, due 6/15/13	1,100,000	1,003,750
¤	Energy Future Holdings Corp.
	6.50%, due 11/15/24	1,580,000	883,552
	6.55%, due 11/15/34	2,805,000	1,491,991
	11.25%, due 11/1/17 (i)	2,484,700	1,838,678
	NRG Energy, Inc. 8.50%, due 6/15/19	430,000	423,012
			5,640,983
	Entertainment 1.6%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	1,045,000	919,600
	Mohegan Tribal Gaming Authority
	7.125%, due 8/15/14 (f)	1,000,000	700,000
	8.00%, due 4/1/12	200,000	164,000
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	1,200,000	1,065,000
			2,848,600
	Environmental Controls 1.3%
	Aleris International, Inc. 9.00%, due 12/15/14 (e)(i)	930,000	9,300
	Allied Waste North America, Inc. 5.75%, due 2/15/11 (f)(g)	2,200,000	2,279,750
			2,289,050
	Finance – Auto Loans 1.3%
	Ford Motor Credit Co. LLC
	7.00%, due 10/1/13	525,000	469,459
	8.00%, due 12/15/16	1,921,000	1,721,835
			2,191,294
	Finance – Other Services 0.8%
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	4.00%, due 8/15/13 (b)	295,000	216,825
	7.125%, due 2/15/13	1,200,000	1,113,000
			1,329,825
	Food 1.6%
	Land O’Lakes Capital Trust I 7.45%, due 3/15/28 (b)	940,000	752,000
	Smithfield Foods, Inc. 7.00%, due 8/1/11	2,085,000	1,980,750
			2,732,750
	Forest Products & Paper 0.7%
	Boise Cascade LLC 7.125%, due 10/15/14	1,340,000	864,300
	NewPage Corp. 10.00%, due 5/1/12 (f)	1,000,000	445,000
			1,309,300
	Health Care – Products 0.7%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (f)(g)	1,165,000	1,162,088

	Health Care – Services 1.1%
	HCA, Inc. 6.50%, due 2/15/16	2,200,000	1,952,500

	Home Builders 1.1%
	DR Horton, Inc.
	5.625%, due 1/15/16	595,000	511,700
	6.50%, due 4/15/16	340,000	306,000
	K Hovnanian Enterprises, Inc. 11.50%, due 5/1/13	910,000	839,475
	KB Home 5.75%, due 2/1/14	225,000	203,625
			1,860,800
	Insurance 1.7%
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	1,450,000	1,160,957
	Liberty Mutual Group, Inc. 7.80%, due 3/15/37 (b)	1,750,000	1,172,500
	Lincoln National Corp. 7.00%, due 5/17/66 (a)	1,000,000	655,000
			2,988,457
	Iron & Steel 2.2%
	California Steel Industries, Inc. 6.125%, due 3/15/14	2,100,000	1,869,000
	United States Steel Corp. 7.00%, due 2/1/18	2,000,000	1,912,698
			3,781,698
	Lodging 3.7%
	Boyd Gaming Corp. 7.75%, due 12/15/12 (f)	1,000,000	972,500
	Harrah’s Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	462,000
	10.00%, due 12/15/18 (b)	181,000	126,700
	10.75%, due 2/1/16	791,000	508,217
	Mandalay Resort Group 6.375%, due 12/15/11	1,330,000	1,024,100
¤	MGM Mirage, Inc.
	5.875%, due 2/27/14	660,000	475,200
	6.625%, due 7/15/15	1,320,000	957,000
	7.50%, due 6/1/16	1,470,000	1,073,100
	Wynn Las Vegas LLC 6.625%, due 12/1/14	970,000	899,675
			6,498,492
	Machinery – Construction & Mining 1.2%
	Terex Corp. 7.375%, due 1/15/14 (f)(g)	2,200,000	2,095,500

	Media 2.1%
	CCH II LLC/CCH II Capital Corp. 10.25%, due 10/1/13 (e)	2,000,000	2,140,000
	Clear Channel Communications, Inc.
	5.50%, due 9/15/14	400,000	91,000
	5.75%, due 1/15/13	115,000	28,750
	6.875%, due 6/15/18	945,000	198,450
	7.25%, due 10/15/27	575,000	120,750
	CSC Holdings, Inc. 7.625%, due 4/1/11	1,100,000	1,113,750
			3,692,700
	Metal Fabricate & Hardware 0.4%
	Mueller Water Products, Inc. 7.375%, due 6/1/17	875,000	640,938

	Mining 2.6%
	Century Aluminum Co. 7.50%, due 8/15/14	3,050,000	2,218,875
¤	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (f)(g)	2,200,000	2,332,000
			4,550,875
	Miscellaneous – Manufacturing 2.7%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	1,675,000	1,532,625
	Hexcel Corp. 6.75%, due 2/1/15	1,113,000	1,049,003
	Koppers, Inc. 9.875%, due 10/15/13	480,000	480,000
	RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	1,975,000	1,718,250
			4,779,878
	Oil & Gas 4.8%
	Chesapeake Energy Corp. 6.875%, due 1/15/16 (f)(g)	2,200,000	2,068,000
	Frontier Oil Corp. 6.625%, due 10/1/11 (f)(g)	2,200,000	2,211,000
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	1,565,000	1,572,825
	Southwestern Energy Co. 7.50%, due 2/1/18 (b)	95,000	95,237
¤	Tesoro Corp. 6.25%, due 11/1/12 (f)(g)	2,540,000	2,451,100
			8,398,162
	Oil & Gas Services 1.1%
	Hornbeck Offshore Services Class B 6.125%, due 12/1/14 (f)(g)	2,000,000	1,860,000

	Packaging & Containers 3.7%
	Ball Corp. 6.875%, due 12/15/12 (f)(g)	1,050,000	1,055,250
	Crown Americas LLC / Crown Americas Capital Corp. 7.625%, due 11/15/13 (f)(g)	2,200,000	2,244,000
¤	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14 (f)(g)	2,200,000	2,139,500
	Smurfit-Stone Container Enterprises, Inc. 8.00%, due 3/15/17 (f)	2,000,000	1,005,000
			6,443,750
	Pipelines 1.2%
	Dynegy Holdings, Inc. 8.75%, due 2/15/12 (f)(g)	545,000	539,550
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. 8.50%, due 7/15/16	650,000	601,250
	Williams Partners L.P./Williams Partners Finance Corp. 7.50%, due 6/15/11 (f)(g)	1,000,000	1,030,000
			2,170,800
	Real Estate Investment Trusts 0.6%
	Ventas Realty L.P./Ventas Capital Corp. 6.75%, due 6/1/10 (f)(g)	1,000,000	995,000

	Retail 3.2%
	Inergy L.P./Inergy Finance Corp. 6.875%, due 12/15/14	1,050,000	992,250
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (i)	2,057,599	1,522,623
¤	Nordstrom, Inc. 6.25%, due 1/15/18 (f)	3,000,000	3,039,084
			5,553,957
	Savings & Loans 0.6%
	Glencore Funding LLC 6.00%, due 4/15/14 (b)	1,250,000	1,113,423

	Telecommunications 1.6%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	985,000	640,250
	American Tower Corp. 7.00%, due 10/15/17 (f)(g)	1,100,000	1,082,125
	Frontier Communications Corp. 7.05%, due 10/1/46	1,140,000	792,300
	MetroPCS Wireless, Inc. 9.25%, due 11/1/14 (b)	160,000	165,600
	Windstream Holding of the Midwest, Inc. 6.75%, due 4/1/28	60,000	41,486
			2,721,761
	Textiles 0.4%
	INVISTA 9.25%, due 5/1/12 (b)	710,000	681,600

	Transportation 2.0%
	Bristow Group, Inc. 6.125%, due 6/15/13 (f)	1,100,000	1,028,500
	KAR Holdings, Inc. 10.00%, due 5/1/15	1,745,000	1,535,600
	PHI, Inc. 7.125%, due 4/15/13	1,100,000	998,250
			3,562,350
	Total Corporate Bonds (Cost $132,121,891)		137,687,577

	Foreign Bonds 7.6%
	Banks 0.4%
	HT1 Funding GmbH 6.352%, due 7/29/49 (h)	1,000,000	682,875

	Building Materials 0.3%
	PERI GmbH 5.625%, due 12/15/11	350,000	488,878

	Diversified Financial Services 1.1%
¤	CIT Group, Inc. 5.50%, due 12/20/16	2,000,000	1,503,405
	General Motors Acceptance Corp. of Canada, Ltd. 6.00%, due 5/23/12	405,000	484,887
			1,988,292
	Electric 0.4%
	Intergen N.V. 8.50%, due 6/30/17	500,000	698,397

	Forest Products & Paper 0.5%
	Norske Skogindustrier A.S.A. 7.00%, due 6/26/17	905,000	770,713

	Home Builders 0.6%
	Taylor Wimpey PLC 10.925%, due 5/24/19 (a)	826,181	1,117,876

	Leisure Time 0.8%
	Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	500,000	552,303
	TUI A.G. 5.125%, due 12/10/12	1,000,000	855,180
			1,407,483
	Mining 0.5%
	Fortescue Metals Group, Ltd. Series Reg S 9.75%, due 9/1/13	650,000	870,858

	Miscellaneous – Manufacturing 0.7%
	Bombardier, Inc. 7.25%, due 11/15/16	1,000,000	1,282,769

	Packaging & Containers 0.4%
¤	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14	500,000	669,891

	Savings & Loans 0.6%
	Argon Capital PLC for Royal Bank of Scotland 8.162%, due 10/29/49 (a)	1,100,000	714,510
	Barry Callebaut Services N.V. 6.00%, due 7/13/17	270,000	357,893
			1,072,403
	Telecommunications 1.3%
	Softbank Corp. 7.75%, due 10/15/13	600,000	795,317
	TDC A/S 6.50%, due 4/19/12	500,000	734,029
	Virgin Media Finance PLC 9.50%, due 8/15/16	500,000	709,086
			2,238,432
	Total Foreign Bonds (Cost $12,741,224)		13,288,867

	Loan Assignments & Participations 10.9% (j)
	Aerospace & Defense 0.7%
	BE Aerospace, Inc. Term Loan B 5.00%, due 7/28/14	496,241	493,449
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.388%, due 3/26/14	937,477	633,383
	LC Facility Deposits 2.598%, due 3/26/14	55,330	37,383
			1,164,215
	Broadcasting 1.3%
	Charter Communications Operating LLC Replacement Term Loan 6.25%, due 3/6/14	2,467,450	2,302,747

	Chemicals, Plastics & Rubber 0.4%
	Lyondell Chemical Co.
	DIP Term Loan roll up 5.814%, due 12/15/09	267,214	224,237
	Term Loan B2 6.577%, due 12/20/14 (e)	724,302	311,450
	DIP Term Loan 9.168%, due 12/15/09 (k)	178,345	184,216
			719,903
	Diversified/Conglomerate Manufacturing 0.6%
	Georgia-Pacific Corp. New Term Loan B 2.593%, due 12/20/12	1,142,083	1,098,541

	Diversified/Conglomerate Service 0.8%
	Domtar Corp. Tranche B Term Loan 1.671%, due 3/7/14	1,480,519	1,408,344

	Electronics 0.5%
	SunGard Data Systems, Inc. Tranche A 4.354%, due 2/26/16	987,342	943,405

	Healthcare, Education & Childcare 0.4%
	Life Technologies Corp. Term Loan B 5.25%, due 11/20/15	752,875	757,894

	Hotels, Motels, Inns & Gaming 0.5%
	Isle Of Capri Casinos, Inc.
	New Delayed Draw Term Loan B 2.035%, due 7/26/14	196,143	184,865
	New Delayed Draw Term Loan A 2.348%, due 11/25/13	172,504	162,585
	New Term Loan B 2.348%, due 7/26/14	490,358	462,163
			809,613
	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Travelport LLC Term Loan C 10.50%, due 8/23/13	770,000	770,963

	Mining, Steel, Iron & Non-Precious Metals 0.3%
	Aleris International, Inc.
	USD German C1 non roll up 4.25%, due 12/19/13 (i)	314,763	192,005
	USD Term loan B1 non roll up 4.25%, due 12/19/13 (e)(i)	225,783	14,676
	DIP Term Loan 5.50%, due 2/15/10 (k)	165,712	162,604
	U.S. Roll-Up DIP 12.50%, due 2/15/10 (i)	458,710	163,607
			532,892
	Oil & Gas 1.3%
	Hercules Offshore LLC Term Loan B 7.576%, due 7/11/13	1,484,848	1,366,061
	Precision Drilling Corp. Tranche B-1 Term Loan 9.25%, due 9/30/14	975,000	975,000
			2,341,061
	Personal Transportation 0.3%
	Orbitz Worldwide, Inc. Term Loan (zero coupon), due 7/25/14 (h)	820,000	582,200

	Personal, Food & Miscellaneous Services 0.8%
	Aramark Corp.
	Synthetic Letter of Credit 1.725%, due 1/27/14	88,868	84,202
	Term Loan 2.473%, due 1/27/14	1,398,859	1,325,419
			1,409,621
	Printing & Publishing 0.7%
	World Color (USA) Corp. Exit Term Loan 9.00%, due 7/23/12	1,175,000	1,139,750

	Telecommunications 0.5%
	MetroPCS Wireless, Inc. Term Loan B 3.045%, due 11/4/13	895,789	855,478

	Utilities 1.3%
	Covanta Energy Corp.
	Synthetic Letter of Credit 0.495%, due 2/10/14	499,025	474,823
	Term Loan B 1.813%, due 2/10/14	990,838	942,782
	Texas Competitive Electric Holdings Co. LLC Term Loan B1 3.802%, due 10/10/14	1,091,667	838,878
			2,256,483
	Total Loan Assignments & Participations (Cost $19,243,464)		19,093,110

	Mortgage-Backed Securities 2.0%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.0%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.689%, due 4/10/49 (a)	600,000	508,344
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38	590,000	543,764
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	590,000	509,237
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.805%, due 8/10/45 (a)	635,000	499,673
	Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 3A 3.758%, due 8/25/34 (a)	1,159,101	866,130
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (c)	766,685	579,413

	Total Mortgage-Backed Securities (Cost $3,111,511)		3,506,561

	Yankee Bonds 11.8% (l)
	Biotechnology 1.2%
	FMC Finance III S.A. 6.875%, due 7/15/17 (f)(g)	2,100,000	2,026,500

	Commercial Services 0.1%
	Ashtead Holdings PLC 8.625%, due 8/1/15 (b)	150,000	129,000

	Home Builders 0.5%
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15 (f)	1,000,000	940,000

	Leisure Time 0.8%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (f)	2,000,000	1,380,000

	Mining 4.7%
	FMG Finance Property, Ltd. 10.00%, due 9/1/13 (b)	945,000	967,444
¤	Novelis, Inc. 7.25%, due 2/15/15	3,545,000	2,889,175
	Teck Resources, Ltd.
	6.125%, due 10/1/35	5,000,000	4,175,000
	10.25%, due 5/15/16 (b)	220,000	249,150
			8,280,769
	Miscellaneous – Manufacturing 0.6%
	Bombardier, Inc. 8.00%, due 11/15/14 (b)(f)(g)	1,050,000	1,013,250

	Oil & Gas 1.3%
	Compton Petroleum Finance Corp. 7.625%, due 12/1/13	1,665,000	1,086,412
	Petroplus Finance, Ltd. 6.75%, due 5/1/14 (b)	1,260,000	1,121,400
			2,207,812
	Oil & Gas Services 1.2%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15 (f)(g)	2,200,000	2,112,000

	Telecommunications 1.4%
	Nordic Telephone Co. 8.875%, due 5/1/16 (b)	1,000,000	1,015,000
	Satelites Mexicanos S.A. de C.V. 9.348%, due 11/30/11 (a)	1,865,000	1,501,325
			2,516,325
	Total Yankee Bonds (Cost $18,619,986)		20,605,656

	Total Long-Term Bonds (Cost $189,615,227)		197,604,733

	Shares	Value
Common Stock 0.3%
Diversified Financial Services 0.3%
Citigroup, Inc.	191,462	606,933

Total Common Stock (Cost $318,494)		606,933

	Principal Amount		Value
Short-Term Investment 3.0%
Repurchase Agreement 3.0%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $5,194,192 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $5,300,000 and a Market Value of $5,298,410)	$5,194,183		5,194,183

Total Short-Term Investment (Cost $5,194,183)			5,194,183

Total Investments, Before Investments Sold Short (Cost $195,127,904) (m)	116.5%		203,405,849

Investments Sold Short (17.3%)
Corporate Bonds Sold Short (9.4%)
Apparel (1.2%)
Levi Strauss & Co. 9.75%, due 1/15/15	(2,000,000)		(2,030,000)

Banks (1.1%)
SunTrust Bank 7.25%, due 3/15/18	(2,000,000)		(1,999,650)

Entertainment (1.0%)
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)		(700,000)
Speedway Motorsports, Inc. 6.75%, due 6/1/13	(1,000,000)		(970,000)
			(1,670,000)
Food (0.5%)
Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)		(942,500)

Forest Products & Paper (0.3%)
NewPage Corp 10.00%, due 5/1/12	(1,000,000)		(445,000)

Lodging (1.1%)
Boyd Gaming Corp. 7.75%, due 12/15/12	(2,000,000)		(1,945,000)

Media (1.9%)
CCH II LLC / CCH II Capital Corp. 10.25%, due 10/1/13	(2,000,000)		(2,140,000)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)		(1,240,889)
			(3,380,889)
Packaging & Containers (0.6%)
Smurfit-Stone Container Enterprises, Inc. 8.00%, due 3/15/17	(2,000,000)		(1,005,000)

Retail (1.7%)
Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)		(3,039,084)

Total Corporate Bonds Sold Short (Proceeds $17,183,430)			(16,457,123)

U.S. Government Sold Short (5.2%)
United States Treasury Note 3.50%, due 2/15/18	(9,000,000)		(9,064,692)

Total U.S. Government Sold Short (Proceeds $8,939,081)			(9,064,692)

Yankee Bonds Sold Short (2.7%) (l)
Home Builders (0.5%)
Desarrolladora Homex SAB de C.V. 7.50%, due 9/28/15	(1,000,000)		(940,000)

Leisure Time (0.8%)
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)		(1,380,000)

Mining (1.4%)
Teck Resources, Ltd. 10.75%, due 5/15/19 (b)	(2,055,000)		(2,391,506)

Total Yankee Bonds Sold Short (Proceeds $4,769,663)			(4,711,506)

Total Investments Sold Short (Proceeds $30,892,174)	(17.3	) %	(30,233,321)

Total Investments, Net of Investments Sold Short (Cost $164,235,730)	99.2		173,172,528
Cash and Other Assets,
Less Liabilities	0.8		1,344,048
Net Assets	100.0%		$174,516,576

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities at July 31, 2009 is $910,891, which represents 0.5% of the Fund's net assets.
(d)	Fair valued security. The total market value of this security at July 31, 2009 is $331,478, which represents 0.2% of the Fund's net assets.
(e)	Issue in default.
(f)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(g)
Operationally illiquid security. The total market value of these securities at July 31, 2009 is $45,850,670, which represents 26.3% of the Fund's net assets. The Fund is unable to sell these securities as they are pledged collateral for the benefit of Lehman Brothers International Europe. (See Note 12).

(h)	Non-income producing security.
(i)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(j)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(k)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(l)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(m)	At July 31, 2009, cost is $195,127,904 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$18,121,197
Gross unrealized depreciation	(9,843,252)
Net unrealized appreciation	$8,277,945

The following is a list of the inputs used as of July 31, 2009, for valuing the Fund's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$3,091,484	$331,478	$3,422,962
Corporate Bonds	—	137,687,577	—	137,687,577
Foreign Bonds	—	13,288,867	—	13,288,867
Loan Assignments & Participations	—	19,093,110	—	19,093,110
Mortgage-Backed Securities	—	3,506,561	—	3,506,561
Yankee Bonds	—	20,605,656	—	20,605,656
Total Long-Term Bonds	—	197,273,255	331,478	197,604,733
Common Stock
Diversified Financial Services	606,933	—	—	606,933
Total Common Stocks	606,933	—	—	606,933
Short-Term Investment
Repurchase Agreement	—	5,194,183	—	5,194,183
Total Short-Term Investment	—	5,194,183	—	5,194,183
Total	$606,933	$202,467,438	$331,478	$203,405,849

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short
Corporate Bonds Sold Short	—	(16,457,123)	—	(16,457,123)
U.S. Government Sold Short	—	(9,064,692)	—	(9,064,692)
Yankee Bonds Sold Short	—	(4,711,506)	—	(4,711,506)
Total Investments Sold Short	—	(30,233,321)	—	(30,233,321)
Total	$—	$(30,233,321)	$—	$(30,233,321)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Assets-Backed Securities
Student Loans ABS	$238,828	$38,038	$0	$54,612	$0	$0	$0	$0	$331,478	$54,612
Total	$238,828	$38,038	$0	$54,612	$0	$0	$0	$0	$331,478	$54,612

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	2,161,578	USD	3,006,957	USD	3,080,896
Pound Sterling	GBP	329,423		540,593		550,285
Total			USD	3,547,550	USD	3,631,181

MainStay 130/30 International Fund
Portfolio of Investments ††† July 31, 2009 unaudited

		Shares	Value
	Common Stocks 129.2%†
	Australia 11.1%
	Ansell, Ltd. (Health Care Equipment & Supplies) (a)	20,060	$155,021
	Australian Worldwide Exploration, Ltd. (Oil, Gas & Consumable Fuels) (a)(b)	115,553	258,036
	Beach Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	12,068	8,579
	BHP Billiton, Ltd. (Metals & Mining) (a)	26,783	847,838
	Billabong International, Ltd. (Textiles, Apparel & Luxury Goods) (a)	14,906	114,693
	Boral, Ltd. (Construction Materials) (a)	61,196	255,394
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	62,048	676,177
	Coca-Cola Amatil, Ltd. (Beverages) (a)	10,860	84,742
	Commonwealth Bank of Australia (Commercial Banks) (a)	6,063	217,030
	Consolidated Media Holdings, Ltd. (Media) (a)	288,566	661,277
	David Jones, Ltd. (Multiline Retail) (a)	141,717	609,218
	Dexus Property Group (Real Estate Investment Trusts)	53,454	32,636
	Energy Resources of Australia, Ltd. (Oil, Gas & Consumable Fuels)	16,808	355,651
	Fairfax Media, Ltd. (Media) (a)	26,035	32,117
	Fortescue Metals Group, Ltd. (Metals & Mining) (a)(b)	14,693	51,857
	Foster’s Group, Ltd. (Beverages) (a)	44,183	199,174
	GPT Group (Real Estate Investment Trusts)	106,339	47,136
	Incitec Pivot, Ltd. (Chemicals) (a)	344,536	795,301
	Iress Market Technology, Ltd. (IT Services)	26,667	160,804
	Macquarie Airports (Transportation Infrastructure) (a)	325,274	677,387
	Macquarie Group, Ltd. (Capital Markets) (a)	19,373	713,239
	Metcash, Ltd. (Food & Staples Retailing) (a)	181,936	651,254
	Mirvac Group (Real Estate Investment Trusts)	30,051	32,045
	Monadelphous Group, Ltd. (Construction & Engineering) (a)	32,621	317,569
	National Australia Bank, Ltd. (Commercial Banks) (a)	2,970	60,435
	Orica, Ltd. (Chemicals) (a)	40,551	761,727
	OZ Minerals, Ltd. (Metals & Mining)	37,150	34,799
	Qantas Airways, Ltd. (Airlines) (a)	48,771	94,632
	QBE Insurance Group, Ltd. (Insurance) (a)	2,312	37,706
	Rio Tinto, Ltd. (Metals & Mining) (a)	18,450	932,011
	Santo, Ltd. (Oil, Gas & Consumable Fuels) (a)	55,374	672,451
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	114,871	124,414
	SP AusNet (Electric Utilities)	15,773	10,290
	Tatts Group, Ltd. (Hotels, Restaurants & Leisure) (a)	304,954	624,868
	Washington H. Soul Pattinson & Co., Ltd. (Diversified Financial Services)	4,150	38,179
	Westpac Banking Corp. (Commercial Banks) (a)	26,345	477,910
			11,823,597
	Austria 2.0%
	IMMOFINANZ A.G. (Real Estate Management & Development) (b)	44,351	92,924
	OMV A.G. (Oil, Gas & Consumable Fuels) (a)	18,176	721,489
	Raiffeisen International Bank Holding A.G. (Commercial Banks) (a)	15,713	701,210
	Voestalpine A.G. (Metals & Mining) (a)	22,669	629,078
			2,144,701
	Belgium 0.8%
	Delhaize Group (Food & Staples Retailing) (a)	9,168	655,578
	InBev N.V. (Beverages) (a)	6,444	256,389
			911,967
	Bermuda 0.8%
	Cafe de Coral Holdings, Ltd. (Hotels, Restaurants & Leisure)	56,000	118,213
	Mongolia Energy Co., Ltd. (Oil, Gas & Consumable Fuels) (b)	22,000	8,403
	Noble Group, Ltd. (Trading Companies & Distributors)	329,000	477,789
	Vtech Holdings, Ltd. (Communications Equipment) (a)	38,000	269,676
			874,081
	Cayman Islands 0.0%‡
	Foxconn International Holdings, Ltd. (Electronic Equipment & Instruments) (b)	25,000	17,484

	Denmark 1.4%
	D/S Norden (Marine) (a)	14,647	522,136
	East Asiatic Co., Ltd. A/S (Food Products) (a)	7,470	274,511
	H Lundbeck A/S (Pharmaceuticals) (a)	17,961	348,068
	SimCorp A/S (Software) (a)	1,835	315,041
			1,459,756
	Finland 1.8%
	F-Secure OYJ (Software)	5,853	21,690
	Fortum OYJ (Electric Utilities) (a)	3,242	75,088
	Nokia OYJ (Communications Equipment) (a)	57,787	769,278
	Outotec OYJ (Construction & Engineering) (a)	25,259	598,707
	Wartsila OYJ (Machinery) (a)	12,125	433,772
			1,898,535
	France 10.8%
	AXA S.A. (Insurance) (a)	50,885	1,075,566
	BNP Paribas S.A. (Commercial Banks) (a)	18,578	1,354,412
	Bouygues S.A. (Construction & Engineering) (a)	6,517	277,592
	Cap Gemini S.A. (IT Services) (a)	13,918	642,630
	Christian Dior S.A. (Textiles, Apparel & Luxury Goods)	386	33,505
	France Telecom S.A. (Diversified Telecommunication Services) (a)	22,867	570,692
	GDF Suez S.A. (Multi-Utilities) (a)	3,877	148,121
	Gecina S.A. (Real Estate Investment Trusts)	5,432	447,191
	Groupe Steria SCA (IT Services)	6,398	154,431
	Havas S.A. (Media) (a)	100,118	289,963
	Nexity (Household Durables) (a)	1,831	63,103
	PPR S.A. (Multiline Retail) (a)	6,395	712,685
	Publicis Groupe (Media) (a)	12,981	461,435
¤	Sanofi-Aventis (Pharmaceuticals) (a)	22,173	1,452,481
	Schneider Electric S.A. (Electrical Equipment)	344	31,252
	Technip S.A. (Energy Equipment & Services) (a)	3,579	216,391
¤	Total S.A. (Oil, Gas & Consumable Fuels) (a)	25,417	1,409,586
	Vallourec S.A. (Machinery) (a)	5,667	745,523
	Vinci S.A. (Construction & Engineering) (a)	11,905	605,934
	Vivendi S.A. (Media) (a)	32,181	826,763
			11,519,256
	Germany 9.7%
	Allianz SE (Insurance) (a)	4,070	401,427
	Aurubis A.G. (Metals & Mining) (a)	14,335	499,350
	BASF A.G. (Chemicals) (a)	25,968	1,301,348
	Bayer A.G. (Pharmaceuticals) (a)	2,668	163,744
	Bijou Brigitte A.G. (Textiles, Apparel & Luxury Goods) (a)	415	58,008
	Bilfinger Berger A.G. (Construction & Engineering) (a)	12,866	674,835
	Daimler A.G. (Automobiles)	1,146	53,036
	Deutsche Bank A.G. (Capital Markets) (a)	6,650	430,217
	Deutsche Euroshop A.G. (Real Estate Management & Development) (a)	5,878	178,449
	Deutsche Telekom A.G. (Diversified Telecommunication Services) (a)	4,070	52,151
	E.ON A.G. (Electric Utilities) (a)	14,481	548,192
	Fresenius SE (Health Care Equipment & Supplies)	2,407	118,359
	Hannover Rueckversicherung A.G. (Insurance) (a)(b)	6,933	282,120
	Heidelberger Druckmaschinen A.G. (Machinery) (a)(b)	25,072	185,108
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (a)(b)	26,671	109,861
	MTU Aero Engines Holding A.G. (Aerospace & Defense) (a)	12,883	468,234
	Muenchener Rueckversicherungs A.G. (Insurance) (a)	6,717	1,015,678
	RWE A.G. (Multi-Utilities) (a)	8,423	711,314
	SAP A.G. (Software) (a)	1,400	65,849
	Siemens A.G. (Industrial Conglomerates) (a)	13,267	1,058,929
	Stada Arzneimittel A.G. (Pharmaceuticals)	12,981	315,271
	ThyssenKrupp A.G. (Metals & Mining) (a)	28,695	883,418
	Tognum A.G. (Electrical Equipment)	3,025	42,167
	Volkswagen A.G. (Automobiles) (a)	224	80,538
	Vossloh A.G. (Machinery) (a)	2,309	267,823
	Wincor Nixdorf A.G. (Computers & Peripherals) (a)	7,920	425,120
			10,390,546
	Greece 0.6%
	National Bank of Greece S.A. (Commercial Banks) (a)(b)	5,914	172,630
	OPAP S.A. (Hotels, Restaurants & Leisure)	17,769	426,746
			599,376
	Hong Kong 2.6%
	Cheung Kong Holdings, Ltd. (Real Estate Management & Development)	11,000	141,935
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	104,000	140,097
	Guangdong Investment, Ltd. (Water Utilities)	68,000	38,080
	Hang Lung Group, Ltd. (Real Estate Management & Development)	109,000	568,906
	Hong Kong Exchanges and Clearing, Ltd. (Diversified Financial Services)	21,800	410,400
	Hopewell Holdings, Ltd. (Real Estate Management & Development)	122,000	396,694
	Hysan Development Co., Ltd. (Real Estate Management & Development)	246,000	668,163
	Industrial and Commercial Bank of China Asia, Ltd. (Commercial Banks)	91,000	172,371
	PCCW, Ltd. (Diversified Telecommunication Services)	44,000	11,979
	Swire Pacific, Ltd. Class A (Real Estate Management & Development)	3,500	39,200
	Wheelock & Co, Ltd. (Real Estate Management & Development)	56,000	157,160
			2,744,985
	Italy 5.1%
	Enel S.p.A. (Electric Utilities) (a)	179,206	973,797
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (a)	54,659	1,272,196
	Intesa Sanpaolo S.p.A. (Commercial Banks) (b)	8,032	29,908
	MediaSet S.p.A. (Media) (a)	106,323	642,917
	Parmalat S.p.A (Food Products) (a)	262,771	656,547
	Pirelli & C S.p.A (Auto Components) (b)	31,142	12,983
	Prysmian S.p.A (Electrical Equipment) (a)	26,399	454,152
	Recordati S.p.A. (Pharmaceuticals)	63,231	422,677
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (a)	71,722	80,809
	UniCredit S.p.A. (Commercial Banks) (a)(b)	296,551	868,595
			5,414,581
	Japan 29.1%
	Aisin Seiki Co., Ltd. (Auto Components) (a)	17,900	460,624
	Alps Electric Co., Ltd. (Electronic Equipment & Instruments) (a)	107,700	600,957
	Amada Co., Ltd. (Machinery) (a)	24,000	152,687
	Aozora Bank, Ltd. (Commercial Banks) (a)(b)	16,000	22,151
	Astellas Pharma, Inc. (Pharmaceuticals) (a)	19,900	759,197
	Canon, Inc. (Office Electronics) (a)	13,800	514,811
	Casio Computer Co., Ltd. (Household Durables) (a)	69,300	569,047
	Chubu Electric Power Co., Inc. (Electric Utilities) (a)	14,800	356,608
	Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,100	130,182
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	102,000	305,057
	Dai Nippon Printing Co., Ltd. (Commercial Services & Supplies)	49,000	717,717
	Daifuku Co., Ltd. (Machinery) (a)	12,000	82,684
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	24,000	248,306
	Daiwa Securities Group, Inc. (Capital Markets)	25,000	147,952
	East Japan Railway Co. (Road & Rail) (a)	4,600	263,968
	Eisai Co., Ltd. (Pharmaceuticals) (a)	10,300	366,827
	Electric Power Development Co., Ltd. (Independent Power Producers & Energy Traders) (a)	900	26,727
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	1,600	19,868
	Fujikura, Ltd. (Electrical Equipment) (a)	129,000	683,001
	Futaba Corp. (Electrical Equipment) (a)	10,400	182,886
	Glory, Ltd. (Machinery)	10,000	206,077
	Hanwa Co., Ltd. (Trading Companies & Distributors) (a)	73,000	297,015
	Hino Motors, Ltd. (Machinery) (a)	120,000	400,740
	Hitachi Cable, Ltd. (Electrical Equipment)	47,000	155,963
	Hitachi, Ltd. (Electronic Equipment & Instruments) (a)	56,000	188,196
	Honda Motor Co., Ltd. (Automobiles) (a)	15,500	499,604
	INPEX Corp. (Oil, Gas & Consumable Fuels) (a)	66	504,983
	Kandenko Co., Ltd. (Construction & Engineering) (a)	21,000	139,371
	Kansai Electric Power Co., Inc. (The) (Electric Utilities) (a)	3,100	69,289
	Kao Corp. (Household Products) (a)	5,000	113,342
	KDDI Corp. (Wireless Telecommunication Services) (a)	51	270,563
	Keiyo Bank, Ltd. (The) (Commercial Banks) (a)	89,000	496,613
	Kirin Holdings Co., Ltd. (Beverages) (a)	48,000	718,288
	Kyocera Corp. (Electronic Equipment & Instruments)	9,700	781,125
	Leopalace21 Corp. (Real Estate Management & Development) (a)	21,700	185,984
	Marui Group Co., Ltd. (Multiline Retail) (a)	56,700	406,862
	Matsui Securities Co., Ltd. (Capital Markets) (a)	23,800	227,122
	Miraca Holdings, Inc. (Health Care Equipment & Supplies) (a)	18,800	469,876
	Mitsubishi Electric Corp. (Electrical Equipment) (a)	7,000	51,339
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (a)	78,100	467,156
	Mizuho Financial Group, Inc. (Commercial Banks) (a)	113,100	256,978
	NET One Systems Co., Ltd. (IT Services) (a)	156	275,483
	Nihon Parkerizing Co., Ltd. (Chemicals)	7,000	80,042
	Nintendo Co., Ltd. (Software) (a)	1,000	270,436
	Nippon Oil Corp. (Oil, Gas & Consumable Fuels) (a)	71,000	376,666
	Nippon Shinyaku Co., Ltd. (Pharmaceuticals) (a)	6,000	78,816
	Nippon Soda Co., Ltd. (Chemicals)	42,000	206,838
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (a)	11,300	466,927
	Nissan Motor Co., Ltd. (Automobiles) (a)	130,900	953,132
	Nisshin Oillio Group, Ltd. (The) (Food Products)	30,000	159,789
	Nitto Denko Corp. (Chemicals) (a)	14,600	470,594
	Nomura Holdings, Inc. (Capital Markets) (a)	40,800	357,445
	NTN Corp. (Machinery)	8,000	32,380
	NTT DoCoMo, Inc. (Wireless Telecommunication Services) (a)	568	823,562
	Okinawa Electric Power Co., Inc. (The) (Electric Utilities) (a)	6,100	321,680
	Ono Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	2,300	102,330
	Pacific Metals Co., Ltd. (Metals & Mining) (a)	27,000	215,429
	Rohm Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	6,200	461,273
	San-In Godo Bank, Ltd. (The) (Commercial Banks) (a)	53,000	499,614
	Seven & I Holdings Co., Ltd. (Food & Staples Retailing) (a)	19,200	450,452
	Shinko Electric Industries Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	45,100	711,591
	Shinsei Bank, Ltd. (Commercial Banks)	190,000	281,110
	Sony Corp. (Household Durables) (a)	6,800	192,232
	Sumitomo Corp. (Trading Companies & Distributors) (a)	14,000	138,631
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (a)	16,900	723,329
	Sumitomo Trust & Banking Co., Ltd. (The) (Commercial Banks) (a)	97,000	531,001
	Sumitomo Warehouse Co., Ltd. (The) (Transportation Infrastructure)	13,000	55,091
	Taisho Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	16,000	308,756
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals) (a)	23,500	951,176
	Takefuji Corp. (Consumer Finance) (a)	20,810	113,699
	TDK Corp. (Electronic Equipment & Instruments) (a)	14,100	742,066
	Toagosei Co., Ltd. (Chemicals) (a)	68,000	206,246
	Tokuyama Corp. (Chemicals) (a)	17,000	128,634
	Tokyo Electric Power Co., Inc. (The) (Electric Utilities) (a)	19,600	502,299
	Tokyo Gas Co., Ltd. (Gas Utilities) (a)	92,000	337,374
	Tokyo Steel Manufacturing Co., Ltd. (Metals & Mining) (a)	50,600	561,480
	Tokyo Tatemono Co., Ltd. (Real Estate Management & Development) (a)	111,000	544,296
	Toppan Printing Co., Ltd. (Commercial Services & Supplies) (a)	63,000	643,149
¤	Toyota Motor Corp. (Automobiles) (a)	39,800	1,678,225
	Toyota Tsusho Corp. (Trading Companies & Distributors)	42,600	654,588
	Yamato Kogyo Co., Ltd. (Metals & Mining) (a)	23,700	738,864
	Yamazaki Baking Co., Ltd. (Food Products) (a)	14,000	175,915
			31,040,383
	Luxembourg 1.2%
	Acergy S.A. (Energy Equipment & Services) (a)	58,800	627,000
	ArcelorMittal (Metals & Mining) (a)	17,915	644,740
			1,271,740
	Netherlands 3.6%
	Aegon N.V. (Insurance) (a)	73,389	539,533
	Crucell N.V. (Biotechnology) (a)(b)	26,257	651,928
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense) (a)	16,834	321,033
	ING Groep N.V. (Diversified Financial Services) (a)	23,327	299,165
	Koninklijke Ahold N.V. (Food & Staples Retailing) (a)	62,671	712,724
	Koninklijke DSM N.V. (Chemicals) (a)	20,630	737,450
	Unilever N.V. (Food Products) (a)	1,931	53,242
	Unilever N.V., CVA (Food Products) (a)	20,362	556,351
			3,871,426
	New Zealand 0.4%
	Fisher & Paykel Healthcare Corp. (Health Care Equipment & Supplies) (a)	219,821	473,052

	Norway 1.4%
	DnB NOR ASA (Commercial Banks) (a)(b)	85,800	746,653
	Petroleum Geo-Services ASA (Energy Equipment & Services) (a)(b)	62,000	435,051
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (a)	12,050	257,535
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services) (b)	7,800	88,416
			1,527,655
	Portugal 1.4%
	Energias de Portugal S.A. (Electric Utilities)	171,626	680,773
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing) (a)	11,025	77,313
	Portugal Telecom SGPS S.A. Registered (Diversified Telecommunication Services) (a)	71,246	721,795
			1,479,881
	Republic of Mauritius 0.0%‡
	Golden Agri-Resources, Ltd. (Food Products)	79,000	23,330

	Singapore 3.3%
	CapitaMall Trust (Real Estate Investment Trusts)	26,000	28,545
	ComfortDelgro Corp., Ltd. (Road & Rail)	22,000	23,694
	Cosco Corp. Singapore, Ltd. (Machinery)	12,000	10,923
	DBS Group Holdings, Ltd. (Commercial Banks) (a)(c)	70,000	675,121
	Keppel Corp., Ltd. (Industrial Conglomerates)	101,000	588,813
	Neptune Orient Lines, Ltd. (Marine)	11,000	12,688
	Oversea-Chinese Banking Corp., Ltd. (Commercial Banks)	155,000	842,233
	SembCorp Industries, Ltd. (Industrial Conglomerates)	35,000	78,067
	SembCorp Marine, Ltd. (Machinery)	110,000	238,474
	Singapore Exchange, Ltd. (Diversified Financial Services)	34,000	206,010
	Singapore Petroleum Co., Ltd. (Oil, Gas & Consumable Fuels)	88,000	380,947
	UOL Group, Ltd. (Real Estate Management & Development)	13,000	31,616
	Venture Corp., Ltd. (Electronic Equipment & Instruments) (a)	60,000	398,152
			3,515,283
	Spain 6.3%
	Banco Bilbao Vizcaya Argentaria S.A. (Commercial Banks) (a)	57,710	947,566
	Banco Popular Espanol S.A. (Commercial Banks) (a)	50,608	456,953
¤	Banco Santander S.A. (Commercial Banks) (a)	136,547	1,977,343
	Construcciones y Auxiliar de Ferrocarriles S.A. (Machinery) (a)	364	162,906
	Endesa S.A. (Electric Utilities) (a)	14,775	392,536
	Gestevision Telecinco S.A. (Media) (a)	14,070	160,432
	Obrascon Huarte Lain S.A. (Construction & Engineering) (a)	24,718	598,567
	Repsol YPF S.A. (Oil, Gas & Consumable Fuels) (a)	3,213	74,600
¤	Telefonica S.A. (Diversified Telecommunication Services) (a)	70,701	1,758,942
	Viscofan S.A. (Food Products) (a)	6,644	156,060
			6,685,905
	Sweden 3.9%
	Alfa Laval AB (Machinery) (a)	15,200	165,565
	Boliden AB (Metals & Mining) (a)	18,767	202,208
	Electrolux AB (Household Durables) (a)(b)	47,773	893,758
	Fabege AB (Real Estate Management & Development)	5,985	25,712
	Hennes & Mauritz AB (Specialty Retail) (a)	6,782	403,198
	Kungsleden AB (Real Estate Management & Development) (a)	39,650	213,196
	Q-Med AB (Biotechnology) (b)	4,338	29,397
	Securitas AB (Commercial Services & Supplies) (a)	57,892	545,546
	SSAB Svenskt Stal AB Class A (Metals & Mining) (a)	9,108	119,277
	Svenska Handelsbanken Class A (Commercial Banks)	18,619	455,412
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment) (a)	99,627	977,493
	Wihlborgs Fastigheter AB (Real Estate Management & Development)	7,914	122,285
			4,153,047
	Switzerland 9.7%
	ABB, Ltd. (Electrical Equipment) (a)(b)	6,237	113,925
	Compagnie Financiere Richemont S.A. (Textiles, Apparel & Luxury Goods) (a)	28,352	696,695
	Credit Suisse Group A.G. (Capital Markets) (a)	26,020	1,229,598
	Galenica Holdings A.G. Registered (Health Care Providers & Services) (a)	850	254,527
¤	Nestle S.A. Registered (Food Products) (a)	58,424	2,404,424
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies) (a)	26,603	631,810
	Novartis A.G. Registered (Pharmaceuticals) (a)	16,746	766,901
	PSP Swiss Property A.G. (Real Estate Management & Development) (a)(b)	11,968	635,553
¤	Roche Holding A.G. (Pharmaceuticals)	376	62,488
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals) (a)	9,860	1,554,681
	Sulzer A.G. (Machinery) (a)	3,820	252,010
	Swatch Group A.G. (The) (Textiles, Apparel & Luxury Goods)	4,833	245,153
	UBS A.G. (Capital Markets) (a)(b)	38,393	560,815
	Zurich Financial Services A.G. (Insurance) (a)	4,791	941,478
			10,350,058
	United Kingdom 22.2%
	Anglo American PLC (Metals & Mining) (a)	23,078	744,028
	Antofagasta PLC (Metals & Mining)	16,991	214,856
	AstraZeneca PLC (Pharmaceuticals) (a)	29,118	1,363,384
	Aviva PLC (Insurance) (a)	42,262	247,617
	BAE Systems PLC (Aerospace & Defense) (a)	39,636	203,265
	Balfour Beatty PLC (Construction & Engineering) (a)	88,725	453,154
	Barclays PLC (Commercial Banks) (a)	127,988	646,310
	BBA Aviation PLC (Transportation Infrastructure) (a)	77,675	175,490
	Beazley PLC (Insurance)	20,903	35,703
	BG PLC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)(d)	20,437	341,049
	BHP Billiton PLC (Metals & Mining) (a)	26,267	685,809
¤	BP PLC (Oil, Gas & Consumable Fuels) (a)	284,202	2,360,434
	British American Tobacco PLC (Tobacco) (a)	27,586	856,186
	British Insurance Holdings PLC (Insurance) (a)	7,108	24,786
	Charter International PLC (Machinery) (a)	27,133	253,816
	Compass Group PLC (Hotels, Restaurants & Leisure) (a)	78,337	422,017
	Dairy Crest Group PLC (Food Products)	25,631	140,969
	Diageo PLC (Beverages) (a)	6,248	97,899
	DS Smith PLC (Containers & Packaging) (a)	48,892	61,254
	Genting Singapore PLC (Hotels, Restaurants & Leisure) (b)	46,000	27,009
¤	GlaxoSmithKline PLC (Pharmaceuticals) (a)	80,871	1,552,195
	Henderson Group PLC (Capital Markets) (a)	125,972	226,517
	HMV Group PLC (Specialty Retail) (a)	94,892	172,778
¤	HSBC Holdings PLC (Commercial Banks) (a)	164,570	1,665,243
	IMI PLC (Machinery) (a)	41,169	233,821
	Kazakhmys PLC (Metals & Mining) (a)	48,675	696,413
	Keller Group PLC (Construction & Engineering) (a)	13,666	146,102
	Ladbrokes PLC (Hotels, Restaurants & Leisure) (a)	177,675	520,879
	Legal & General Group PLC (Insurance)	69,765	75,109
	Lloyds TSB Group PLC (Commercial Banks) (a)	198,106	281,287
	Logica PLC (IT Services) (a)	391,880	662,799
	Next PLC (Multiline Retail) (a)	16,743	476,860
	Old Mutual PLC (Insurance) (a)	308,553	493,878
	Reckitt Benckiser Group PLC (Household Products) (a)	12,852	617,438
	Rio Tinto PLC (Metals & Mining)	5,532	230,007
	Royal Bank of Scotland Group PLC (Commercial Banks) (b)	201,256	150,764
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (a)	37,049	972,887
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (a)	49,884	1,294,929
	SABMiller PLC (Beverages)	1,796	41,612
	Sage Group PLC (The) (Software) (a)	218,538	713,321
	Segro PLC (Real Estate Investment Trusts) (a)	7,465	34,386
	Standard Chartered PLC (Commercial Banks)	4,729	112,253
	Tate & Lyle PLC (Food Products)	121,074	743,767
	Tesco PLC (Food & Staples Retailing) (a)	30,741	188,716
	Tullett Prebon PLC (Capital Markets)	31,358	185,956
	Unilever PLC (Food Products) (a)	1,563	41,252
	Vedanta Resources PLC (Metals & Mining) (a)	3,880	114,331
	Vodafone Group PLC (Wireless Telecommunication Services) (a)	508,152	1,041,530
	WH Smith PLC (Specialty Retail) (a)	47,633	338,564
	WPP PLC (Media) (a)	47,962	369,945
			23,750,574
	Total Common Stocks (Cost $126,201,643)		137,941,199

	Exchange Traded Fund 0.2% (e)
	United States 0.2%
	iShares MSCI EAFE Index Fund (Capital Markets) (f)	4,366	220,090

	Total Exchange Traded Fund (Cost $208,143)		220,090

	Preferred Stocks 0.4%
	Germany 0.4%
	Fresenius SE 1.93% (Health Care Equipment & Supplies)	1,006	57,039
	RWE A.G.(a) 8.83% (Multi-Utilities)	5,031	356,957
	Volkswagen A.G. 4.09% (Automobiles)	364	28,529

	Total Preferred Stocks (Cost $491,023)		442,525
	Number of Warrants	Value
Warrants 0.0%‡
Australia 0.0%‡
Beach Petroleum, Ltd. Strike Price A$2.00 Expires 6/30/10 (Oil, Gas & Consumable Fuels) (b)	3,503	70

Total Warrants (Cost $0)		70

	Principal Amount	Value
Short-Term Investment 0.7%
Repurchase Agreement 0.7%
United States 0.7%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $723,305 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $740,000 and a Market Value of $739,926) (Capital Markets)	$723,304	723,304

Total Short-Term Investment (Cost $723,304)		723,304

Total Investments, Before Investments Sold Short (Cost $127,624,113) (h)	130.5%	139,327,188

	Shares	Value
Investments Sold Short (30.7%)
Common Stocks Sold Short (30.7%)
Australia (4.0%)
Alumina, Ltd. (Metals & Mining)	(183,967)	(263,102)
Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	(67,348)	(242,204)
Arrow Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)	(124,799)	(447,771)
Campbell Brothers, Ltd. (Professional Services)	(3,715)	(71,431)
Computershare, Ltd. (IT Services)	(31,214)	(256,620)
Crown, Ltd. (Hotels, Restaurants & Leisure)	(31,420)	(197,086)
CSR, Ltd. (Industrial Conglomerates)	(257,925)	(400,152)
DUET Group (Multi-Utilities)	(264,419)	(363,787)
Iluka Resources, Ltd. (Metals & Mining) (b)	(149,625)	(394,187)
Newcrest Mining, Ltd. (Metals & Mining)	(1,117)	(28,026)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (b)	(89,859)	(342,700)
Primary Health Care, Ltd. (Health Care Providers & Services)	(81,119)	(377,890)
Riversdale Mining, Ltd. (Oil, Gas & Consumable Fuels) (b)	(26,648)	(147,095)
Spark Infrastructure Group (Electric Utilities) (g)	(47,584)	(42,583)
Toll Holdings, Ltd. (Air Freight & Logistics)	(53,884)	(305,997)
Transfield Services, Ltd. (Commercial Services & Supplies)	(14,351)	(33,607)
WorleyParsons, Ltd. (Energy Equipment & Services)	(17,567)	(379,205)
		(4,293,443)
Austria (1.4%)
CA Immobilien Anlagen A.G. (Real Estate Management & Development) (b)	(9,264)	(80,280)
Conwert Immobilien Invest SE (Real Estate Management & Development) (b)	(9,975)	(89,427)
Intercell A.G. (Biotechnology) (b)	(10,352)	(379,639)
RHI A.G. (Construction Materials) (b)	(19,495)	(412,625)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(9,990)	(355,969)
Wienerberger A.G. (Building Products) (b)	(12,534)	(208,838)
		(1,526,778)
Belgium (0.2%)
AGFA-Gevaert N.V. (Health Care Technology) (b)	(46,030)	(142,366)
EVS Broadcast Equipment S.A. (Communications Equipment)	(570)	(33,066)
		(175,432)
Bermuda (0.3%)
Seadrill, Ltd. (Energy Equipment & Services)	(21,800)	(349,969)

Denmark (0.3%)
ALK-Abello A/S (Pharmaceuticals)	(723)	(55,491)
NKT Holding A/S (Machinery) (b)	(6,799)	(259,288)
TrygVesta A/S (Insurance)	(464)	(31,260)
		(346,039)
Finland (0.9%)
Amer Sports OYJ (Leisure Equipment & Products)	(13,890)	(133,632)
Elisa OYJ (Diversified Telecommunication Services)	(2,230)	(40,906)
Nokian Renkaat OYJ (Auto Components)	(17,566)	(371,046)
Poyry OYJ (Professional Services)	(1,570)	(22,377)
Ruukki Group OYJ (Industrial Conglomerates) (b)	(59,559)	(145,161)
Talvivaara Mining Co. PLC (Metals & Mining) (b)	(16,705)	(104,853)
Uponor OYJ (Building Products)	(8,929)	(122,047)
		(940,022)
France (1.7%)
Alcatel-Lucent (Communications Equipment) (b)	(47,565)	(131,521)
Atos Origin S.A. (IT Services) (b)	(5,780)	(263,500)
Etablissements Maurel et Prom (Oil, Gas & Consumable Fuels)	(5,883)	(101,962)
ICADE (Real Estate Investment Trusts)	(984)	(86,113)
Imerys S.A. (Construction Materials)	(823)	(43,830)
JC Decaux S.A. (Media) (b)	(17,691)	(362,970)
Rhodia S.A. (Chemicals) (b)	(42,791)	(466,512)
Zodiac Aerospace (Aerospace & Defense)	(9,792)	(378,082)
		(1,834,490)
Germany (2.6%)
Aixtron A.G. (Semiconductors & Semiconductor Equipment)	(22,922)	(375,713)
Baywa-Bayerische Warenvermit (Trading Companies & Distributors)	(2,035)	(60,649)
Fielmann A.G. (Specialty Retail)	(2,440)	(160,950)
Freenet A.G. (Wireless Telecommunication Services) (b)	(23,844)	(293,969)
Gerresheimer A.G. (Life Sciences Tools & Services)	(15,364)	(344,022)
Kloeckner & Co. SE (Trading Companies & Distributors) (b)	(16,870)	(434,249)
Krones A.G. (Machinery)	(3,203)	(124,357)
QIAGEN N.V. (Life Sciences Tools & Services) (b)	(16,165)	(308,505)
SGL Carbon SE (Electrical Equipment) (b)	(10,910)	(359,050)
Symrise (Chemicals)	(21,695)	(349,108)
		(2,810,572)
Hong Kong (0.4%)
China Insurance International Holdings Co, Ltd. (Insurance) (b)	(23,000)	(69,742)
Citic Pacific, Ltd. (Industrial Conglomerates)	(101,000)	(289,314)
		(359,056)
Italy (1.1%)
CIR-Compagnie Industriali Riunite S.p.A. (Industrial Conglomerates) (b)	(109,514)	(207,600)
Exor S.p.A (Diversified Financial Services)	(20,274)	(341,557)
Fondiaria-Sai S.p.A (Insurance)	(21,781)	(364,772)
Saras S.p.A (Oil, Gas & Consumable Fuels)	(36,363)	(101,635)
Unipol Gruppo Finanziario S.p.A (Insurance) (b)	(142,349)	(178,137)
		(1,193,701)
Japan (6.0%)
ABC-Mart, Inc. (Specialty Retail)	(10,400)	(297,300)
Advantest Corp. (Semiconductors & Semiconductor Equipment)	(4,300)	(93,839)
Aeon Credit Service Co., Ltd. (Consumer Finance)	(13,500)	(153,797)
Cedyna Financial Corp. (Consumer Finance) (b)	(122,600)	(235,807)
Chiyoda Corp. (Construction & Engineering)	(48,000)	(407,841)
Daido Steel Co., Ltd. (Metals & Mining)	(38,000)	(157,421)
Duskin Co., Ltd. (Commercial Services & Supplies)	(1,600)	(27,832)
Ehime Bank, Ltd. (The) (Commercial Banks)	(7,000)	(18,272)
Hamamatsu Photonics KK (Electronic Equipment & Instruments)	(17,500)	(344,544)
Horiba, Ltd. (Electronic Equipment & Instruments)	(14,000)	(330,674)
IT Holdings Corp. (IT Services)	(18,000)	(363,329)
Keyence Corp. (Electronic Equipment & Instruments)	(500)	(98,758)
Kiyo Holdings, Inc. (Commercial Banks)	(20,000)	(24,518)
Maruha Nichiro Holdings, Inc. (Food Products)	(65,000)	(97,543)
Meidensha Corp. (Machinery)	(18,000)	(107,857)
MISUMI Group, Inc. (Trading Companies & Distributors)	(9,200)	(150,797)
Mitsumi Electric Co., Ltd. (Electronic Equipment & Instruments)	(900)	(22,209)
Nabtesco Corp. (Machinery)	(34,000)	(386,262)
NGK Insulators, Ltd. (Machinery)	(13,000)	(294,690)
Nippon Denko Co., Ltd. (Metals & Mining)	(4,000)	(26,336)
Nishimatsuya Chain Co., Ltd. (Specialty Retail)	(21,800)	(223,011)
Nomura Real Estate Office Fund, Inc. (Real Estate Investment Trusts)	(42)	(276,079)
Okasan Securities Group, Inc. (Capital Markets)	(11,000)	(56,264)
Oki Electric Industry Co., Ltd. (Electronic Equipment & Instruments) (b)	(135,000)	(144,095)
Sankyu, Inc. (Road & Rail)	(16,000)	(60,703)
SBI Holdings, Inc./Japan (Capital Markets)	(1,412)	(285,459)
Shochiku Co., Ltd. (Media)	(5,000)	(41,479)
Snow Brand Milk Products Co., Ltd. (Food Products)	(28,500)	(93,971)
Sugi Holdings Co., Ltd. (Food & Staples Retailing)	(16,300)	(347,102)
Tokai Carbon Co., Ltd. (Chemicals)	(64,000)	(342,911)
Tokyo Tomin Bank, Ltd. (The) (Commercial Banks)	(12,900)	(241,300)
Toyobo Co., Ltd. (Textiles, Apparel & Luxury Goods)	(70,000)	(131,678)
Yaskawa Electric Corp. (Electronic Equipment & Instruments)	(46,000)	(327,165)
Zeon Corp. (Chemicals)	(30,000)	(125,231)
		(6,336,074)
Netherlands (0.8%)
Arcadis N.V. (Construction & Engineering)	(1,100)	(20,758)
ASM International N.V. (Semiconductors & Semiconductor Equipment) (b)	(8,003)	(134,884)
ASML Holding N.V. NY Shares (Semiconductors & Semiconductor Equipment)	(10,134)	(265,336)
Eurocommercial Properties N.V. (Real Estate Investment Trusts)	(4,729)	(160,687)
Fugro N.V. (Energy Equipment & Services)	(734)	(32,939)
SBM Offshore N.V. (Energy Equipment & Services)	(12,115)	(231,730)
Wereldhave N.V. (Real Estate Investment Trusts)	(483)	(39,047)
		(885,381)
New Zealand (0.1%)
Auckland International Airport, Ltd. (Transportation Infrastructure)	(65,667)	(73,918)
Nufarm, Ltd. (Chemicals)	(3,451)	(31,287)
		(105,205)
Norway (0.3%)
Orkla ASA (Industrial Conglomerates)	(6,000)	(47,515)
Renewable Energy Corp. A/S (Electrical Equipment) (b)	(15,300)	(121,487)
Schibsted ASA (Media) (b)	(13,100)	(149,178)
		(318,180)
Portugal (0.8%)
Banco BPI S.A. (Commercial Banks)	(7,598)	(20,576)
Banco Espirito Santo S.A. (Commercial Banks)	(54,431)	(339,880)
Galp Energia SGPS S.A. (Oil, Gas & Consumable Fuels)	(12,242)	(160,177)
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Media)	(52,136)	(296,420)
		(817,053)
Singapore (1.8%)
CapitaLand, Ltd. (Real Estate Management & Development)	(114,000)	(302,595)
Fraser and Neave, Ltd. (Industrial Conglomerates)	(119,000)	(343,154)
Hong Leong Finance, Ltd. (Consumer Finance)	(11,000)	(22,013)
Hyflux, Ltd. (Water Utilities)	(58,000)	(106,396)
Parkway Holdings, Ltd. (Health Care Providers & Services)	(302,000)	(438,578)
Singapore Post, Ltd. (Air Freight & Logistics)	(321,000)	(200,744)
Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	(142,000)	(259,501)
SMRT Corp., Ltd. (Road & Rail)	(162,000)	(191,363)
		(1,864,344)
Spain (0.6%)
Acciona S.A. (Electric Utilities)	(376)	(45,418)
Cintra Concesiones de Infraestructuras de Transporte S.A. (Transportation Infrastructure)	(34,055)	(279,097)
Grifols S.A. (Biotechnology)	(15,176)	(276,328)
Grupo Catalana Occidente S.A. (Insurance)	(2,988)	(61,284)
		(662,127)
Sweden (1.8%)
Axis Communications AB (Communications Equipment)	(20,956)	(183,684)
Intrum Justitia AB (Commercial Services & Supplies)	(34,763)	(358,903)
JM AB (Household Durables) (b)	(34,215)	(286,864)
Kinnevik Investment AB (Diversified Financial Services)	(27,007)	(363,038)
Lundin Petroleum AB (Oil, Gas & Consumable Fuels) (b)	(36,334)	(321,749)
Nobia AB (Household Durables) (b)	(22,229)	(101,349)
SAAB AB (Aerospace & Defense)	(26,207)	(297,807)
		(1,913,394)
Switzerland (2.0%)
Bank Sarasin & Cie A.G. (Capital Markets) (b)	(2,238)	(72,984)
Barry Callebaut A.G. (Food Products) (b)	(374)	(217,334)
Basilea Pharmaceutica Registered (Biotechnology) (b)	(3,331)	(297,675)
BKW FMB Energie A.G. (Electric Utilities)	(1,433)	(110,896)
Bucher Industries A.G. (Machinery)	(586)	(63,993)
EMS-Chemie Holding A.G. (Chemicals)	(979)	(103,337)
Givaudan S.A. (Chemicals)	(450)	(300,870)
Kaba Holding A.G. (Building Products)	(477)	(92,976)
Kudelski S.A. (Electronic Equipment & Instruments)	(1,491)	(28,156)
Lindt & Spruengli A.G. (Food Products)	(3)	(71,670)
Logitech International S.A. (Computers & Peripherals) (b)	(12,160)	(204,819)
Lonza Group A.G. (Life Sciences Tools & Services)	(2,844)	(281,832)
Swiss Reinsurance (Insurance)	(6,524)	(250,301)
		(2,096,843)
United Kingdom (3.6%)
Aberdeen Asset Management PLC (Capital Markets)	(114,820)	(238,792)
Atrium European Real Estate, Ltd. (Real Estate Management & Development) (b)	(24,413)	(127,701)
Aveva Group PLC (Software)	(10,824)	(146,094)
Bellway PLC (Household Durables)	(23,034)	(282,807)
Bovis Homes Group PLC (Household Durables)	(8,983)	(69,326)
BTG PLC (Life Sciences Tools & Services) (b)	(40,643)	(121,697)
Cairn Energy PLC (Oil, Gas & Consumable Fuels) (b)	(6,491)	(259,796)
Croda International (Chemicals)	(39,300)	(379,449)
Genus PLC (Biotechnology)	(3,907)	(33,415)
Halma PLC (Electronic Equipment & Instruments)	(82,806)	(264,198)
Hikma Pharmaceuticals PLC (Pharmaceuticals)	(24,396)	(177,171)
Misys PLC (Software) (b)	(127,203)	(385,131)
Pace PLC (Household Durables)	(8,005)	(28,850)
Premier Oil PLC (Oil, Gas & Consumable Fuels) (b)	(19,265)	(398,082)
PZ Cussons PLC (Household Products)	(17,312)	(69,405)
QinetiQ Group PLC (Aerospace & Defense)	(61,142)	(137,882)
Victrex PLC (Chemicals)	(17,170)	(187,004)
VT Group PLC (Aerospace & Defense)	(43,022)	(337,771)
Wellstream Holdings PLC (Energy Equipment & Services)	(20,461)	(186,105)
Xchanging PLC (IT Services)	(8,022)	(25,729)
		(3,856,405)
United States (0.0%)‡
Synthes, Inc. (Health Care Equipment & Supplies)	(242)	(27,197)

Total Investments Sold Short (Proceeds $25,855,189)	(30.7)%	(32,711,705)

Total Investments, Net of Investments Sold Short (Cost $101,768,924)	99.8	106,615,483
Cash and Other Assets,
Less Liabilities	0.2	165,164
Net Assets	100.0%	$106,780,647

¤
Among the Fund’s 10 largest holdings, as of July 31, 2009, excluding short-term investment. One of the ten largest holdings may be a security traded on more than one exchange. May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Illiquid security. The total market value of this security at July 31, 2009 is $675,121, which represents 0.6% of the Fund's net assets.
(d)	ADR - American Depositary Receipt.
(e)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(f)
Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of July 31, 2009, the MSCI EAFE Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

(g)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(h)	At July 31, 2009, cost is $127,915,941 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$17,986,660
Gross unrealized depreciation	(6,575,413)
Net unrealized appreciation	$11,411,247

The following abbreviation is used in the above portfolio:
A$	Australian Dollar

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$11,823,597	$—	$—	$11,823,597
Austria	2,144,701	—	—	2,144,701
Belgium	911,967	—	—	911,967
Bermuda	874,081	—	—	874,081
Cayman Islands	17,484	—	—	17,484
Denmark	1,459,756	—	—	1,459,756
Finland	1,898,535	—	—	1,898,535
France	11,519,256	—	—	11,519,256
Germany	10,390,546	—	—	10,390,546
Greece	599,376	—	—	599,376
Hong Kong	2,744,985	—	—	2,744,985
Italy	5,414,581	—	—	5,414,581
Japan	31,040,383	—	—	31,040,383
Luxembourg	1,271,740	—	—	1,271,740
Netherlands	3,871,426	—	—	3,871,426
New Zealand	473,052	—	—	473,052
Norway	1,527,655	—	—	1,527,655
Portugal	1,479,881	—	—	1,479,881
Republic of Mauritius	23,330	—	—	23,330
Singapore	3,515,283	—	—	3,515,283
Spain	6,685,905	—	—	6,685,905
Sweden	4,153,047	—	—	4,153,047
Switzerland	10,350,058	—	—	10,350,058
United Kingdom	23,750,574	—	—	23,750,574
Total Common Stocks	137,941,199	—	—	137,941,199
Exchange Traded Fund
United States	220,090	—	—	220,090
Total Exchange Traded Funds	220,090	—	—	220,090
Preferred Stocks
Germany	442,525	—	—	442,525
Total Preferred Stocks	442,525	—	—	442,525
Warrants	70	—	—	70
Short-Term Investment
Repurchase Agreement
United States	—	723,304	—	723,304
Total Short-Term Investment	—	723,304	—	723,304
Total	$138,603,884	$723,304	$—	$139,327,188

Liability Valuation  Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments Sold Short	$		$—	$—	$
Common Stocks Sold Short
Australia		(4,293,443)	—	—		(4,293,443)
Austria		(1,526,778)	—	—		(1,526,778)
Belgium		(175,432)	—	—		(175,432)
Bermuda		(349,969)	—	—		(349,969)
Denmark		(346,039)	—	—		(346,039)
Finland		(940,022)	—	—		(940,022)
France		(1,834,490)	—	—		(1,834,490)
Germany		(2,810,572)	—	—		(2,810,572)
Hong Kong		(359,056)	—	—		(359,056)
Italy		(1,193,701)	—	—		(1,193,701)
Japan		(6,336,074)	—	—		(6,336,074)
Netherlands		(885,381)	—	—		(885,381)
New Zealand		(105,205)	—	—		(105,205)
Norway		(318,180)	—	—		(318,180)
Portugal		(817,053)	—	—		(817,053)
Singapore		(1,864,344)	—	—		(1,864,344)
Spain		(662,127)	—	—		(662,127)
Sweden		(1,913,394)	—	—		(1,913,394)
Switzerland		(2,096,843)	—	—		(2,096,843)
United Kingdom		(3,856,405)	—	—		(3,856,405)
United States		(27,197)	—	—		(27,197)
Total Common Stocks Sold Short		(32,711,705)	—	—		(32,711,705)
Total		$(32,711,705)	$—	$—		$(32,711,705)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Common Stock
Belgium	$6,906	$0	$(138,926)	$188,920	$52,696	$(109,596)	$0	$0	$0	$0

Total	$6,906	$0	$(138,926)	$188,920	$52,696	$(109,596)	$0	$0	$0	$0

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Australian Dollar (a)	AUD	(475)	USD	(387)	USD	(397)
Euro	EUR	24,145		34,301		34,415
Hong Kong Dollar (a)	HKD	(1,527)		(197)		(197)
Pound Sterling (a)	GBP	(1,388)		(2,289)		(2,318)
Swiss Franc	CHF	2,994		2,797		2,801
Total			USD	34,225	USD	34,304

(a)	Currency was overdrawn as of July 31, 2009.

MainStay All Cap Growth Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.8%†
	Aerospace & Defense 5.0%
	Alliant Techsystems, Inc. (a)	47,600	$3,747,072
	Boeing Co. (The)	75,200	3,226,832
	Rockwell Collins, Inc.	66,800	2,818,960
			9,792,864
	Beverages 1.1%
	PepsiCo, Inc.	37,200	2,111,100

	Capital Markets 6.7%
	Ameriprise Financial, Inc.	131,800	3,664,040
	Bank of New York Mellon Corp. (The)	151,400	4,139,276
¤	Franklin Resources, Inc.	59,300	5,258,724
			13,062,040
	Chemicals 6.4%
	E.I. du Pont de Nemours & Co.	116,700	3,609,531
	International Flavors & Fragrances, Inc.	62,900	2,217,854
¤	Praxair, Inc.	84,700	6,621,846
			12,449,231
	Commercial Services & Supplies 2.2%
	Waste Management, Inc.	150,700	4,236,177

	Computers & Peripherals 2.6%
¤	Apple, Inc. (a)	31,200	5,097,768

	Containers & Packaging 2.5%
	Silgan Holdings, Inc.	98,300	4,940,558

	Distributors 1.9%
	Genuine Parts Co.	106,500	3,772,230

	Diversified Consumer Services 1.1%
	Service Corp. International	348,100	2,199,992

	Diversified Financial Services 0.8%
	NYSE Euronext	59,500	1,603,525

	Energy Equipment & Services 3.6%
	Cameron International Corp. (a)	57,700	1,801,971
	Helix Energy Solutions Group, Inc. (a)	119,600	1,254,604
	National Oilwell Varco, Inc. (a)	72,700	2,612,838
	Weatherford International, Ltd. (a)	75,200	1,410,752
			7,080,165
	Food & Staples Retailing 1.8%
	Safeway, Inc.	181,400	3,433,902

	Food Products 1.1%
	Corn Products International, Inc.	75,400	2,111,200

	Gas Utilities 1.7%
	ONEOK, Inc.	102,100	3,379,510

	Health Care Equipment & Supplies 1.7%
	Boston Scientific Corp. (a)	304,200	3,267,108

	Health Care Providers & Services 7.9%
	Aetna, Inc.	124,900	3,368,553
¤	DaVita, Inc. (a)	127,000	6,311,900
¤	Laboratory Corp. of America Holdings (a)	82,900	5,570,051
			15,250,504
	Hotels, Restaurants & Leisure 2.2%
	International Game Technology	213,000	4,206,750

	Household Durables 1.8%
	KB Home	207,000	3,454,830

	Insurance 4.9%
¤	Everest Re Group, Ltd.	74,100	5,944,302
	MetLife, Inc.	104,716	3,555,108
			9,499,410
	IT Services 7.9%
	Perot Systems Corp. Class A (a)	242,000	3,867,160
¤	Visa, Inc. Class A	127,700	8,359,242
	Western Union Co. (The)	180,300	3,151,644
			15,378,046
	Life Sciences Tools & Services 2.2%
	Thermo Fisher Scientific, Inc. (a)	92,800	4,201,984

	Machinery 1.2%
	Deere & Co.	53,200	2,326,968

	Media 2.1%
	Comcast Corp. Class A	292,900	4,097,671

	Multi-Utilities 4.4%
	SCANA Corp.	132,600	4,687,410
	Vectren Corp.	157,200	3,860,832
			8,548,242
	Oil, Gas & Consumable Fuels 8.1%
	ConocoPhillips	84,500	3,693,495
¤	ExxonMobil Corp.	93,900	6,609,621
	Peabody Energy Corp.	42,500	1,407,175
	Southern Union Co.	205,200	3,976,776
			15,687,067
	Pharmaceuticals 1.9%
	Endo Pharmaceuticals Holdings, Inc. (a)	175,100	3,678,851

	Real Estate Investment Trusts 2.3%
	Ventas, Inc.	126,700	4,472,510

	Semiconductors & Semiconductor Equipment 1.3%
	MEMC Electronic Materials, Inc. (a)	144,300	2,542,566

	Software 8.5%
	Electronic Arts, Inc. (a)	124,000	2,662,280
¤	Microsoft Corp.	348,600	8,199,072
¤	Oracle Corp.	252,100	5,578,973
			16,440,325
	Thrifts & Mortgage Finance 1.0%
	Hudson City Bancorp, Inc.	141,650	1,991,599

	Tobacco 0.9%
	Philip Morris International, Inc.	39,100	1,822,060
	Total Common Stocks (Cost $179,699,486)		192,136,753

		Principal Amount	Value
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	State Street Bank and Trust Co. 3 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $1,908,735 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09 with a Principal Amount of $1,950,000 and a Market Value of $1,949,415)	$1,908,732	1,908,732

	Total Short-Term Investment (Cost $1,908,732)		1,908,732

	Total Investments (Cost $181,608,218) (b)	99.8%	194,045,485
	Cash and Other Assets,
	Less Liabilities	0.2	456,181
	Net Assets	100.0%	$194,501,666
¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	At July 31, 2009, cost is $183,513,534 for federal income tax purposes and net unrealized appreciation is as follows:
	Gross unrealized appreciation	$14,834,459
	Gross unrealized depreciation	(4,302,508)
	Net unrealized appreciation	$10,531,951

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$9,792,864	$—	$—	$9,792,864
Beverages	2,111,100	—	—	2,111,100
Capital Markets	13,062,040	—	—	13,062,040
Chemicals	12,449,231	—	—	12,449,231
Commercial Services & Supplies	4,236,177	—	—	4,236,177
Computers & Peripherals	5,097,768	—	—	5,097,768
Containers & Packaging	4,940,558	—	—	4,940,558
Distributors	3,772,230	—	—	3,772,230
Diversified Consumer Services	2,199,992	—	—	2,199,992
Diversified Financial Services	1,603,525	—	—	1,603,525
Energy Equipment & Services	7,080,165	—	—	7,080,165
Food & Staples Retailing	3,433,902	—	—	3,433,902
Food Products	2,111,200	—	—	2,111,200
Gas Utilities	3,379,510	—	—	3,379,510
Health Care Equipment & Supplies	3,267,108	—	—	3,267,108
Health Care Providers & Services	15,250,504	—	—	15,250,504
Hotels, Restaurants & Leisure	4,206,750	—	—	4,206,750
Household Durables	3,454,830	—	—	3,454,830
Insurance	9,499,410	—	—	9,499,410
IT Services	15,378,046	—	—	15,378,046
Life Sciences Tools & Services	4,201,984	—	—	4,201,984
Machinery	2,326,968	—	—	2,326,968
Media	4,097,671	—	—	4,097,671
Multi-Utilities	8,548,242	—	—	8,548,242
Oil, Gas & Consumable Fuels	15,687,067	—	—	15,687,067
Pharmaceuticals	3,678,851	—	—	3,678,851
Real Estate Investment Trusts	4,472,510	—	—	4,472,510
Semiconductors & Semiconductor Equipment	2,542,566	—	—	2,542,566
Software	16,440,325	—	—	16,440,325
Thrifts & Mortgage Finance	1,991,599	—	—	1,991,599
Tobacco	1,822,060	—	—	1,822,060
Total Common Stocks	192,136,753	—	—	192,136,753
Short-Term Investment Repurchase Agreement	—	1,908,732	—	1,908,732
Total Short-Term Investment	—	1,908,732	—	1,908,732
Total	$192,136,753	$1,908,732	$—	$194,045,485

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cash Reserves Fund
Portfolio of Investments July 31, 2009 unaudited
	Principal Amount	Amortized Cost
Short-Term Investments 99.8%†
Asset-Backed Securities 2.5%
BMW Vehicle Lease Trust Series 2009-1, Class A1 0.792%, due 6/15/10	$1,521,675	$1,521,675
CIT Equipment Collateral Series 2009-VT1, Class A1 1.22%, due 6/15/10 (a)	2,951,421	2,951,421
CNH Equipment Trust Series 2009-A, Class A1 1.736%, due 4/15/10	416,326	416,326
Ford Credit Auto Owner Trust
Series 2009-B, Class A1 0.988%, due 6/15/10 (a)	2,021,936	2,021,936
Series 2009-A, Class A1 1.861%, due 4/15/10 (a)	1,610,995	1,610,995
Honda Auto Receivables Owner Trust Series 2009-2, Class A1 1.318%, due 5/17/10	1,275,882	1,275,882
Huntington Auto Trust Series 2009-1A, Class A1 1.989%, due 4/15/10 (a)	1,660,166	1,660,166
Nissan Auto Lease Trust Series 2009-A, Class A1 1.043%, due 6/15/10	1,523,183	1,523,183
Nissan Auto Receivables Owner Trust
Series 2009-A, Class A1 1.764%, due 4/15/10	1,640,201	1,640,201
Series 2008-C, Class A1 3.037%, due 12/15/09	229,139	229,139
Volkswagen Auto Lease Trust Series 2009-A, Class A1 1.452%, due 5/17/10	1,036,166	1,036,166
Volkswagen Auto Loan Enhanced Trust Series 2008-2, Class A1 2.358%, due 1/20/10	3,166,280	3,166,280
		19,053,370

Commercial Paper 32.9%
Abbot Laboratories 0.20%, due 8/4/09 (a)(b)	4,800,000	4,799,920
Avery Dennison Corp. 0.40%, due 8/3/09 (a)(b)	5,000,000	4,999,889
Basin Electric Power Cooperative 0.25%, due 8/4/09 (a)(b)	5,350,000	5,349,888
Brown-Forman Corp.
0.20%, due 10/14/09 (a)(b)	4,000,000	3,998,356
0.34%, due 8/5/09 (a)(b)	7,000,000	6,999,735
Clorox Co. (The) 0.35%, due 8/14/09 (a)(b)	5,000,000	4,999,368
Coca-Cola Co. (The) 0.21%, due 8/19/09 (a)(b)	1,800,000	1,799,811
Colgate Palmolive Co.
0.15%, due 8/31/09 (a)(b)	9,000,000	8,998,875
0.18%, due 8/17/09 (a)(b)	7,600,000	7,599,392
Danaher Corp.
0.14%, due 8/24/09 (b)	975,000	974,913
0.14%, due 8/27/09 (b)	685,000	684,931
Duke Energy Corp. 0.50%, due 8/6/09 (a)(b)	5,000,000	4,999,653
Dupont EI De Nemours Co. 0.17%, due 8/25/09 (a)(b)	5,000,000	4,999,433
Eli Lilly & Co. 0.15%, due 8/25/09 (a)(b)	5,000,000	4,999,500
FPL Group, Inc.
0.18%, due 8/7/09 (a)(b)	8,750,000	8,749,737
0.20%, due 8/10/09 (a)(b)	5,000,000	4,999,750
Honeywell International, Inc.
0.15%, due 8/27/09 (a)(b)	7,000,000	6,999,242
0.70%, due 11/2/09 (a)(b)	3,750,000	3,743,219
Johnson & Johnson 0.15%, due 8/10/09 (a)(b)	2,000,000	1,999,925
L'Oreal USA, Inc. 0.24%, due 8/24/09 (a)(b)	2,000,000	1,999,693
Merck & Co., Inc. 0.17%, due 8/26/09 (b)	8,500,000	8,498,996
National Rural Utility Cooperative Financial Corp.
0.28%, due 10/15/09 (b)	10,000,000	9,994,167
0.32%, due 10/20/09 (b)	9,000,000	8,993,600
Nestle Capital Corp. 0.20%, due 9/14/09 (a)(b)	2,540,000	2,539,379
NSTAR
0.15%, due 8/13/09 (a)(b)	7,000,000	6,999,650
0.16%, due 8/17/09 (b)	2,000,000	1,999,858
0.17%, due 8/3/09 (a)(b)	4,250,000	4,249,960
Parker Hannifin Corp. 0.24%, due 8/20/09 (a)(b)	7,000,000	6,999,113
PepsiAmericas, Inc. 0.22%, due 8/3/09 (a)(b)	7,200,000	7,199,912
Pfizer, Inc.
0.16%, due 8/5/09 (a)(b)	9,000,000	8,999,840
0.25%, due 8/19/09 (a)(b)	10,000,000	9,998,750
Pitney Bowes, Inc.
0.15%, due 8/24/09 (a)(b)	1,000,000	999,904
0.16%, due 8/27/09 (a)(b)	5,000,000	4,999,422
0.17%, due 8/7/09 (a)(b)	10,000,000	9,999,717
Praxair, Inc. 0.20%, due 8/10/09 (b)	3,000,000	2,999,850
Private Export Funding Corp. 0.25%, due 10/1/09 (a)(b)	18,900,000	18,891,994
Procter & Gamble Co. 0.19%, due 8/3/09 (a)(b)	3,000,000	2,999,968
Southern Co. Funding Corp.
0.17%, due 8/18/09 (a)(b)	5,000,000	4,999,599
0.20%, due 8/11/09 (a)(b)	4,200,000	4,199,767
0.20%, due 8/19/09 (a)(b)	8,750,000	8,749,125
Transocean, Ltd. 0.37%, due 8/12/09 (a)(b)	5,000,000	4,999,435
United Technologies Corp. 0.18%, due 8/28/09 (a)(b)	10,000,000	9,998,650
Wisconsin Energy Corp. 0.35%, due 8/21/09 (a)(b)	5,000,000	4,999,028
		250,004,914

Corporate Bonds 10.0%
Bank of America Corp.
0.721%, due 9/25/09 (c)	4,000,000	3,991,031
1.156%, due 12/2/10 (c)(d)	900,000	907,186
Bank of America N.A.
0.546%, due 7/29/10 (c)(d)	5,000,000	5,000,000
0.659%, due 9/13/10 (c)(d)	1,875,000	1,875,000
BellSouth Corp. 4.20%, due 9/15/09	5,259,000	5,273,932
Caterpillar Financial Services Corp. 1.006%, due 8/11/09 (c)	4,960,000	4,957,112
Citigroup Funding, Inc. 0.591%, due 7/30/10 (c)(d)	5,000,000	5,000,000
Citigroup, Inc. 1.183%, due 12/9/10 (c)(d)	5,000,000	5,043,581
General Electric Capital Corp.
0.598%, due 7/8/10 (c)(d)	5,000,000	5,000,000
0.728%, due 3/11/11 (c)(d)	1,250,000	1,250,000
1.263%, due 12/9/10 (c)(d)	1,800,000	1,818,109
John Deere Capital Corp. 0.803%, due 10/16/09 (c)	2,350,000	2,344,686
JPMorgan Chase & Co.
0.785%, due 10/2/09 (c)	1,900,000	1,897,399
1.156%, due 12/2/10 (c)(d)	5,000,000	5,039,236
Keycorp 1.279%, due 12/15/10 (c)(d)	5,000,000	5,050,151
National City Bank/Cleveland OH 4.15%, due 8/1/09	1,850,000	1,850,000
PACCAR Financial Corp. 0.649%, due 9/21/09 (c)	3,250,000	3,245,978
Praxair, Inc. 0.751%, due 5/26/10 (c)	5,100,000	5,100,000
Procter & Gamble Co. 0.663%, due 9/9/09 (c)	5,000,000	5,000,000
Roche Holdings, Inc. 1.661%, due 2/25/10 (a)(c)	5,000,000	5,000,000
SunTrust Bank 1.274%, due 12/16/10 (c)(d)	1,600,000	1,616,739
		76,260,140

Repurchase Agreements 15.8%
Bank of America N.A. 0.17%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $30,100,426 (Collateralized by a United States Treasury Note, with a rate of 2.0% and a maturity date of 1/15/14, with a Principal Amount of $26,069,100 and a Market Value of $30,702,086)	30,100,000	30,100,000
Deutsche Bank Securities, Inc. 0.18%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $30,100,452 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 11/12/09, with a Principal Amount of $30,719,100 and a Market Value of $30,702,082)	30,100,000	30,100,000
Morgan Stanley Co. 0.18%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $30,131,452 (Collateralized by a United States Treasury Bill with a rate of 8.0% and a maturity date of 11/15/21, with a Principal Amount of $22,469,300 and a Market Value of $31,109,850)	30,131,000	30,131,000
SG Americas Securities LLC 0.19%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $30,100,477 (Collateralized by various United States Government Agencies securities with rates between 1.625%-1.75% and maturity dates between 1/31/14-1/15/15, with a Principal Amount of $29,137,100 and a Market Value of $30,702,010)	30,100,000	30,100,000
		120,431,000

U.S. Government & Federal Agencies 38.3%
Federal Farm Credit Bank
0.509%, due 9/22/09 (c)	10,000,000	10,000,000
0.65%, due 5/18/10	13,000,000	12,996,573
1.05%, due 3/18/10	2,500,000	2,499,765
1.70%, due 11/6/09 (c)	10,000,000	10,000,000
2.75%, due 5/4/10	2,000,000	2,030,049
2.90%, due 10/2/09	5,000,000	5,020,008
Federal Farm Credit Bank (Discount Notes)
0.15%, due 8/24/09 (b)	10,750,000	10,748,970
0.84%, due 12/1/09 (b)	3,800,000	3,789,183
Federal Home Loan Bank
0.21%, due 1/13/10 (c)	5,000,000	4,998,841
0.494%, due 3/26/10 (c)	4,000,000	4,000,192
0.68%, due 7/2/10	7,000,000	7,000,000
0.70%, due 6/23/10	7,000,000	7,000,000
0.80%, due 4/23/10	8,000,000	8,000,000
1.02%, due 2/26/10	5,000,000	4,997,589
1.05%, due 2/26/10	4,000,000	3,999,582
1.10%, due 3/16/10	2,500,000	2,498,259
Federal Home Loan Bank (Discount Notes)
0.41%, due 4/27/10 (b)	3,000,000	2,990,809
0.55%, due 10/13/09 (b)	3,000,000	2,996,654
0.70%, due 10/19/09 (b)	602,000	601,075
0.79%, due 11/18/09 (b)	5,000,000	4,988,040
1.05%, due 12/1/09 (b)	5,000,000	4,982,208
Federal Home Loan Mortgage Corporation 4.00%, due 12/15/09	2,500,000	2,524,798
Federal Home Loan Mortgage Corporation (Discount Notes)
0.16%, due 8/26/09 (b)	3,000,000	2,999,667
0.175%, due 8/18/09 (b)	6,500,000	6,499,463
0.20%, due 10/5/09 (b)	5,000,000	4,998,194
0.50%, due 8/11/09 (b)	5,000,000	4,999,306
1.15%, due 12/7/09 (b)	5,000,000	4,979,556
2.40%, due 8/17/09 (b)	3,400,000	3,396,373
Federal National Mortgage Association
0.604%, due 10/27/09 (c)	10,000,000	10,000,000
3.25%, due 2/10/10	4,000,000	4,046,291
4.625%, due 12/15/09	2,500,000	2,530,568
Federal National Mortgage Association (Discount Notes)
0.18%, due 10/6/09 (b)	6,500,000	6,497,855
0.20%, due 10/19/09 (b)	6,500,000	6,497,147
0.21%, due 10/1/09 (b)	6,000,000	5,998,320
0.21%, due 10/26/09 (b)	7,300,000	7,296,338
0.55%, due 10/1/09 (b)	5,000,000	4,994,885
0.625%, due 9/25/09 (b)	5,000,000	4,995,226
0.70%, due 10/13/09 (b)	5,000,000	4,992,903
1.00%, due 11/2/09 (b)	5,015,000	5,002,045
Resolution Funding Corp. Interest Strip
0.67%, due 10/15/09	1,000,000	997,824
0.79%, due 1/15/10	2,500,000	2,485,658
United States Treasury Bills
0.145%, due 8/6/09 (b)	5,000,000	4,999,899
0.155%, due 9/3/09 (b)	1,000,000	999,858
0.175%, due 9/24/09 (b)	8,000,000	7,998,000
0.18%, due 9/24/09 (b)	14,000,000	13,996,120
0.18%, due 10/8/09 (b)	5,000,000	4,998,300
0.185%, due 9/17/09 (b)	8,000,000	7,998,068
0.295%, due 4/1/10 (b)	5,500,000	5,489,048
0.305%, due 12/17/09 (b)	5,000,000	4,993,494
0.40%, due 12/17/09 (b)	938,000	937,222
0.41%, due 6/10/10 (b)	4,400,000	4,384,315
0.411%, due 1/14/10 (b)	1,000,000	998,105
0.50%, due 7/29/10 (b)	5,000,000	4,976,369
0.673%, due 11/19/09 (b)	1,000,000	997,944
United States Treasury Notes
2.875%, due 6/30/10	3,000,000	3,061,055
3.25%, due 12/31/09	785,000	794,127
3.50%, due 8/15/09	3,304,000	3,307,732
3.50%, due 11/15/09	7,500,000	7,570,402
		291,370,272

Yankee Bond 0.3% (e)
BP Capital Markets PLC 4.875%, due 3/15/10	2,333,000	2,381,362

Total Short-Term Investments (Amortized Cost $759,501,058) (f)	99.8%	759,501,058
Cash and Other Assets,
Less Liabilities	0.2	1,674,552
Net Assets	100.0%	$761,175,610

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes.

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Asset-Backed Securities	$—	$19,053,370	$—	$19,053,370
Commercial Paper	—	250,004,914	—	250,004,914
Corporate Bonds	—	76,260,140	—	76,260,140
Repurchase Agreement	—	120,431,000	—	120,431,000
U.S. Government & Federal Agencies	—	291,370,272	—	291,370,272
Yankee Bond	—	2,381,362	—	2,381,362
Total	$—	$759,501,058	$—	$759,501,058

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.4%†
Equity Funds 40.8%
MainStay 130/30 Core Fund Class I	1,128,647	$6,997,613
MainStay 130/30 Growth Fund Class I (a)	456,841	3,229,867
MainStay 130/30 International Fund Class I (a)	478,108	2,839,960
MainStay Common Stock Fund Class I	983,677	9,158,033
MainStay Growth Equity Fund Class I	228,501	2,024,522
MainStay ICAP Equity Fund Class I	221,002	6,274,248
MainStay ICAP International Fund Class I	107,860	2,786,019
MainStay ICAP Select Equity Fund Class I	230,083	6,311,190
MainStay International Equity Fund Class I	240,368	2,785,868
MainStay Large Cap Growth Fund Class I (a)	2,057,494	11,192,769
MainStay MAP Fund Class I	189,805	4,722,354
MainStay Mid Cap Core Fund Class I (b)	208,733	3,546,373
MainStay S&P 500 Index Fund Class I	17,874	409,669
MainStay Small Company Value Fund Class I	133,405	1,578,175
MainStay Value Fund Class I	26,232	344,422
		64,201,082

Fixed Income Funds 59.6%
MainStay 130/30 High Yield Fund Class I (b)	869,665	8,861,890
MainStay Floating Rate Fund Class I (b)	1,703,804	14,857,168
MainStay High Yield Corporate Bond Fund Class I	1,206,242	6,393,084
MainStay Indexed Bond Fund Class I (b)	3,999,879	44,638,645
MainStay Institutional Bond Fund Class I	948,143	9,604,692
MainStay Intermediate Term Bond Fund Class I (b)	948,895	9,583,841
		93,939,320

Total Investments (Cost $160,006,166) (c)	100.4%	158,140,402
Liabilities in Excess of
Cash and Other Assets	(0.4)	(570,997)
Net Assets	100.0%	$157,569,405

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2009, cost is $161,625,861 for federal income tax purposes and net unrealized depreciation is as follows:
	Gross unrealized appreciation	$3,998,430
	Gross unrealized depreciation	(7,483,889)
	Net unrealized depreciation	$(3,485,459)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$64,201,082	$—	$—	$64,201,082
Fixed Income Funds	93,939,320	—	—	93,939,320
Total	$158,140,402	$—	$—	$158,140,402

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Investments 89.2%†
	Corporate Bonds 5.2%
	Broadcasting & Entertainment 0.2%
¤	CSC Holdings, Inc. 8.625%, due 2/15/19 (a)	$1,300,000	$1,339,000

	Chemicals, Plastics & Rubber 0.4%
	Ashland, Inc. 9.125%, due 6/1/17 (a)	1,000,000	1,055,000
	Nalco Co. 8.25%, due 5/15/17 (a)	1,800,000	1,872,000
			2,927,000
	Containers, Packaging & Glass 1.7%
	Berry Plastics Corp. 8.875%, due 9/15/14	1,500,000	1,312,500
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17 (a)	1,800,000	1,831,500
	Greif, Inc. 7.75%, due 8/1/19 (a)	1,350,000	1,339,875
	Silgan Holdings, Inc. 7.25%, due 8/15/16 (a)	3,000,000	3,000,000
	Solo Cup Co. 10.50%, due 11/1/13 (a)	3,750,000	3,946,875
			11,430,750
	Diversified/Conglomerate Services 0.4%
	Corrections Corp. of America 7.75%, due 6/1/17	3,000,000	3,007,500

	Health Care, Education & Childcare 0.2%
	HCA, Inc. 8.50%, due 4/15/19 (a)	1,200,000	1,230,000

	Hotels, Motels, Inns & Gaming 0.6%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14 (a)	2,385,000	2,456,550
	MGM Mirage, Inc.
	10.375%, due 5/15/14 (a)	300,000	321,750
	11.125%, due 11/15/17 (a)	850,000	935,000
			3,713,300
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19 (a)	600,000	621,000

	Printing & Publishing 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14	1,300,000	1,368,250

	Telecommunications 1.4%
	American Tower Corp. 7.25%, due 5/15/19 (a)	3,000,000	2,955,000
	Qwest Corp. 3.879%, due 6/15/13 (b)	3,000,000	2,820,000
	Sprint Capital Corp. 8.375%, due 3/15/12	3,500,000	3,543,750
			9,318,750
	Total Corporate Bonds (Cost $33,910,536)		34,955,550

	Floating Rate Loans 79.7% (c)
	Aerospace & Defense 3.1%
	Hexcel Corp. 1st Lien Term Loan 6.50%, due 5/21/14	3,872,789	3,869,563
	Oshkosh Truck Corp. Term Loan B 6.623%, due 12/6/13	5,876,457	5,801,950
	Spirit Aerosystems, Inc. Term Loan B 2.255%, due 9/30/13	3,518,077	3,412,535
	Transdigm, Inc. Term Loan 2.411%, due 6/23/13	5,515,454	5,317,818
	Vought Aircraft Industries, Inc.
	Tranche B Letter of Credit 2.936%, due 12/22/10	373,333	361,200
	Term Loan 7.50%, due 12/22/11	1,963,213	1,914,133
			20,677,199
	Automobile 2.6%
	Dayco Products LLC Tranche B Term Loan 8.34%, due 6/21/11 (d)	2,475,313	668,335
	Ford Motor Co. Term Loan 3.496%, due 12/16/13	2,943,507	2,495,440
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.04%, due 4/30/14	5,250,000	4,821,248
	Key Safety Systems, Inc. 1st Lien Term Loan 2.77%, due 3/8/14	3,660,725	1,464,290
	Sensata Technologies Finance Co. LLC Term Loan 2.246%, due 4/26/13	4,335,457	3,609,268
	Tenneco, Inc. Tranche B Credit Linked Deposit 5.306%, due 3/17/14	2,361,559	1,723,938
	Tower Automotive Term Loan 4.897%, due 7/31/13 (e)	1,696,201	610,632
	TRW Automotive, Inc. Term Loan B1 6.313%, due 2/9/14	1,803,200	1,706,278
	United Components, Inc. Term Loan D 3.21%, due 6/29/12 (e)	603,874	528,390
			17,627,819
	Beverage, Food & Tobacco 4.6%
	American Seafoods Group LLC
	Term Loan A 2.035%, due 9/30/11 (e)	2,199,570	1,990,611
	Tranche B1 Term Loan 2.035%, due 9/28/12 (e)	317,388	289,616
	Tranche B2 Term Loan 2.035%, due 9/28/12 (e)	1,158,662	1,057,279
	BF Bolthouse HoldCo LLC
	1st Lien Term Loan 2.563%, due 12/17/12	1,438,769	1,395,606
	2nd Lien Term Loan 5.785%, due 12/16/13	330,000	282,975
	Constellation Brands, Inc. New Term Loan B 1.813%, due 6/5/13	2,591,246	2,541,041
	Dean Foods Co. Tranche B Term Loan 1.973%, due 4/2/14	5,651,101	5,420,349
	Dole Food Co., Inc.
	Credit Link Deposit 0.505%, due 4/12/13	602,154	605,379
	Tranche B Term Loan 8.00%, due 4/12/13	965,214	970,385
	Tranche C Term Loan 8.00%, due 4/12/13	3,546,605	3,565,604
	Michael Foods, Inc. Term Loan B 6.50%, due 5/1/14	1,428,250	1,437,177
	Reddy Ice Group, Inc. Term Loan 2.039%, due 8/12/12 (e)	5,500,000	4,372,500
¤	Wm. Wrigley Jr. Co. Term Loan B 6.50%, due 9/30/14	6,862,500	6,934,700
			30,863,222
	Broadcasting & Entertainment 7.2%
	Atlantic Broadband Finance LLC
	Tranche B2 Term Loan 2.85%, due 9/1/11	139,402	137,601
	Term Loan B-2-B 6.75%, due 6/1/13	3,748,610	3,736,116
¤	Charter Communications Operating LLC Term Loan 9.25%, due 3/6/14	7,964,924	7,913,152
¤	CSC Holdings, Inc. Incremental B-2 Term Loan 2.038%, due 3/29/16	5,322,367	5,183,607
¤	DirecTV Holdings LLC Term Loan C 5.25%, due 4/13/13	5,969,849	5,978,243
¤	Discovery Communications Holdings LLC
	Term Loan B 2.598%, due 5/14/14	4,410,404	4,338,735
	Term Loan C 5.25%, due 5/14/14	3,660,825	3,702,009
	Emmis Operating Co. Term Loan B 2.602%, due 11/1/13	271,595	175,632
	Gray Television, Inc. Delayed Draw Term Loan 3.81%, due 12/31/14	4,129,808	2,594,036
	Insight Midwest Holdings LLC Initial Term Loan 2.31%, due 4/7/14	3,905,631	3,679,663
	LodgeNet Entertainment Corp. Term Loan 2.593%, due 4/4/14	870,176	744,725
	Mediacom Broadband Group (FKA MCC Iowa)
	Tranche D1 Term Loan 2.02%, due 1/31/15	1,881,314	1,763,732
	Tranche E Term Loan 6.50%, due 1/3/16	1,980,000	1,977,525
	Nexstar Broadcasting, Inc.
	Nexstar Term Loan B 2.237%, due 10/1/12	1,664,875	1,223,683
	Mission Term Loan B 2.348%, due 10/1/12	1,760,360	1,293,864
	Univision Communications, Inc. Initial Term Loan 2.535%, due 9/29/14	5,000,000	4,020,835
			48,463,158
	Buildings & Real Estate 1.6%
	Armstrong World Industries, Inc. Term Loan 2.035%, due 10/2/13	1,925,403	1,800,252
	CB Richard Ellis Services, Inc. Term Loan B 6.001%, due 12/20/13	3,896,391	3,688,585
	Central Parking Corp.
	Letter of Credit Term Loan 0.225%, due 5/22/14	568,966	391,164
	Term Loan 2.553%, due 5/22/14	1,566,771	1,077,155
	General Growth Properties, Inc. Tranche A1 Term Loan 5.25%, due 2/24/10 (d)	5,055,921	2,995,633
	LNR Property Corp. Initial Tranche B Term Loan 3.81%, due 7/12/11	924,662	554,797
			10,507,586
	Chemicals, Plastics & Rubber 5.5%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.309%, due 4/2/14	1,745,931	1,647,723
	Dollar Term Loan 2.345%, due 4/2/14	1,487,374	1,403,709
	Gentek, Inc. 1st Lien Term Loan 2.54%, due 2/28/11	5,206,579	4,796,561
	Hexion Specialty Chemicals, Inc.
	Term Loan C1 2.875%, due 5/6/13	3,163,421	2,356,749
	Term Loan C2 2.875%, due 5/6/13	687,185	511,953
	Huntsman International LLC Tranche B Term Loan 2.038%, due 4/21/14	1,459,583	1,349,749
	INEOS U.S. Finance LLC
	Tranche A4 Term Loan 7.001%, due 12/17/12	1,922,201	1,451,262
	Tranche B2 Term Loan 7.501%, due 12/16/13	1,809,807	1,386,764
	Tranche C2 Term Loan 8.001%, due 12/16/14	1,809,310	1,386,384
	ISP Chemco, Inc. Term Loan B 2.063%, due 6/4/14	4,851,000	4,504,154
	Kraton Polymers LLC Term Loan 2.625%, due 5/13/13	916,974	758,032
	Lyondell Chemical Co. DIP Term Loan 9.168%, due 12/15/09 (f)	1,666,923	1,721,793
	Nalco Co. Term Loan 6.50%, due 5/13/16	3,000,000	3,030,000
	Polymer Group, Inc. Term Loan 2.675%, due 11/22/12	5,001,220	4,701,147
	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	3,980,000	4,014,825
	Texas Petrochemicals L.P.
	Incremental Term Loan B 2.875%, due 6/27/13	860,263	537,664
	Term Loan B 2.875%, due 6/27/13	2,548,691	1,592,932
			37,151,401
	Containers, Packaging & Glass 2.3%
	Berry Plastics Corp. Term Loan C 2.296%, due 4/3/15	1,299,952	1,101,059
	Crown Americas LLC Term B Dollar Loan 2.038%, due 11/15/12	871,020	847,068
	Graham Packaging Company, L.P.
	New Term Loan B 2.563%, due 10/7/11	348,174	334,538
	Term Loan C 6.75%, due 4/5/14	5,479,280	5,450,903
¤	Graphic Packaging International, Inc.
	Term Loan B 2.523%, due 5/16/14	3,792,641	3,596,686
	Term Loan C 3.261%, due 5/16/14	2,455,574	2,359,397
	Smurfit-Stone Container Enterprises, Inc.
	Tranche B Term Loan 2.57%, due 11/1/11	154,698	144,900
	Tranche C Term Loan 2.57%, due 11/1/11	291,580	273,903
	Tranche C1 Term Loan 2.57%, due 11/1/11	88,157	82,813
	Canadian Revolver 3.118%, due 11/1/09	224,623	211,145
	Revolver 3.204%, due 11/2/09	677,246	636,612
	Offering Credit Link Deposit 4.50%, due 11/1/10	135,935	127,326
			15,166,350
	Diversified Natural Resources, Precious Metals & Minerals 1.7%
	Appleton Papers, Inc. Term Loan B 6.50%, due 6/5/13	2,352,000	2,022,720
	Boise Paper Holdings LLC Term Loan B 5.75%, due 2/22/14	3,800,000	3,764,375
	Georgia-Pacific Corp.
	Term Loan B 2.329%, due 12/20/12	1,531,598	1,473,206
	New Term Loan B 2.593%, due 12/20/12	2,726,150	2,622,215
	New Term Loan C 3.766%, due 12/20/14	1,870,475	1,822,544
			11,705,060
	Diversified/Conglomerate Manufacturing 0.6%
	Electrical Components International Holdings 1st Lien Term Loan 9.25%, due 5/1/13	2,473,745	952,392
	Mueller Water Products, Inc. Term Loan 6.026%, due 5/24/14	3,357,050	3,071,701
			4,024,093
	Diversified/Conglomerate Service 3.9%
	Affiliated Computer Services, Inc.
	Term Loan B 2.285%, due 3/20/13	1,323,304	1,294,509
	1st Securities Repurchase Increase 2.291%, due 3/20/13	3,776,238	3,694,067
	Dealer Computer Services, Inc.
	1st Lien Term Loan 2.285%, due 10/26/12	3,920,604	3,339,049
	2nd Lien Term Loan 5.785%, due 10/26/13	750,000	483,750
	First Data Corp.
	Term Loan B1 3.035%, due 9/24/14	4,885,114	4,103,496
	Term Loan B2 3.035%, due 9/24/14	982,500	828,064
	Language Line LLC Term Loan B1 3.85%, due 6/10/11 (e)	1,678,775	1,620,018
¤	SunGard Data Systems, Inc. Incremental Term Loan 2.454%, due 2/28/14	6,736,855	6,362,959
	VeriFone, Inc. Term Loan B 3.04%, due 10/31/13	1,365,000	1,296,750
	Verint Systems, Inc. Term Loan B 3.539%, due 5/25/14 (e)	3,864,345	3,355,538
			26,378,200
	Ecological 1.5%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.54%, due 2/5/13 (e)	342,401	193,457
	Term Loan B 2.54%, due 2/5/13 (e)	813,202	459,459
	Duratek, Inc. Term Loan B 2.54%, due 6/7/13	1,418,504	1,326,301
	EnergySolutions LLC
	Synthetic Letter of Credit 0.29%, due 6/7/13	197,072	186,233
	Term Loan 2.54%, due 6/7/13	2,956,601	2,764,422
	IESI Corp. Term Loan 2.046%, due 1/20/12	4,000,000	3,700,000
	Synagro Technologies, Inc.
	Term Loan B 2.30%, due 4/2/14	980,000	779,100
	2nd Lien Term Loan 5.05%, due 10/2/14	750,000	408,750
			9,817,722
	Electronics 0.7%
	Flextronics International, Ltd. Term Loan B 2.847%, due 10/1/12	2,992,386	2,695,017
	Freescale Semiconductor, Inc. Term Loan B 2.059%, due 11/29/13	2,890,149	2,125,292
			4,820,309
	Finance 1.4%
	Brand Energy & Infrastructure Services, Inc. New Term Loan 2.602%, due 2/7/14	2,443,750	2,248,250
	Hertz Corp. (The)
	Letter of Credit 0.609%, due 12/21/12	153,131	144,087
	Tranche B Term Loan 2.047%, due 12/21/12	3,126,693	2,942,024
	MSCI, Inc. Term Loan 3.075%, due 11/20/14	1,974,937	1,905,815
	Rental Services Corp. 2nd Lien Term Loan 4.016%, due 11/30/13	2,387,522	1,945,830
			9,186,006
	Grocery 1.1%
	Roundy's Supermarkets, Inc. Tranche B Term Loan 3.046%, due 11/3/11	3,504,239	3,396,922
	SUPERVALU, Inc. Term Loan A 1.16%, due 6/2/11	4,444,444	4,283,302
			7,680,224
	Healthcare, Education & Childcare 11.3%
	Accellent, Inc. Term Loan 3.174%, due 11/22/12	676,604	605,560
	AGA Medical Corp. Tranche B Term Loan 2.326%, due 4/28/13 (e)	4,580,523	3,881,993
	Alliance Imaging, Inc. Tranche C1 Term Loan 3.141%, due 12/29/11	1,406,174	1,354,322
	AMR HoldCo, Inc. Term Loan 2.302%, due 2/10/12	2,868,763	2,732,497
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.691%, due 4/24/15	1,000,000	945,714
	Term Loan 3.848%, due 4/24/15	4,940,000	4,671,827
	Biomet, Inc. Term Loan B 3.578%, due 3/25/15	4,912,500	4,642,823
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.535%, due 7/25/14	343,316	322,002
	New Term Loan B 2.896%, due 7/25/14	6,729,643	6,311,846
	DaVita, Inc. Tranche B1 Term Loan 1.878%, due 10/5/12	5,230,815	4,997,295
	Fresenius Medical Care Holdings, Inc. Term Loan 1.972%, due 3/31/13	2,992,268	2,886,291
	Gentiva Health Services, Inc. Term Loan B 2.60%, due 3/31/13 (e)	1,921,622	1,765,490
	HCA, Inc. Term Loan B 2.848%, due 11/18/13	4,711,879	4,417,900
	Health Management Associates, Inc. Term Loan B 2.348%, due 2/28/14	5,852,977	5,415,835
	HealthSouth Corp. Term Loan B 2.54%, due 3/11/13	1,372,840	1,304,688
	Life Technologies Corp. Term Loan B 5.25%, due 11/20/15	1,588,972	1,599,566
	LifePoint Hospitals, Inc. Term Loan B 2.295%, due 4/16/12	2,243,029	2,145,458
	Mylan Laboratories, Inc. Term Loan B 3.815%, due 10/2/14	4,940,000	4,790,936
	Quintiles Transnational Corp.
	Term Loan B 2.481%, due 3/31/13	1,447,625	1,366,799
	2nd Lien Term Loan C 4.285%, due 3/31/14	500,000	462,500
	Royalty Pharma Finance Trust Term Loan B 2.848%, due 4/16/13	5,951,188	5,776,372
	Rural/Metro Operating Co. LLC
	LC Facility Deposits 0.16%, due 3/4/11	411,765	403,529
	Term Loan B1 3.802%, due 3/4/11	776,471	760,941
	Select Medical Corp. Term Loan B 2.717%, due 2/24/12	3,280,954	3,116,906
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 0.498%, due 4/21/14	413,793	368,793
	Term Loan B 2.677%, due 4/21/14	1,975,427	1,760,600
	Sunrise Medical Holdings, Inc. Term Loan B1 6.313%, due 5/13/10 (e)	1,657,110	828,555
	Vanguard Health Holding Co. LLC Replacement Term Loan 2.535%, due 9/23/11	4,216,499	4,063,651
	Warner Chilcott Corp.
	Tranche C Term Loan 2.285%, due 1/18/12	588,824	571,160
	Tranche B Term Loan 2.461%, due 1/18/12	1,936,252	1,878,165
			76,150,014
	Home and Office Furnishings, Housewares & Durable Consumer Products 1.3%
	Jarden Corp.
	Term Loan B1 2.348%, due 1/24/12	1,329,140	1,291,924
	Term Loan B2 2.348%, due 1/24/12	312,364	303,617
	Additional Term Loan 3.098%, due 1/24/12	811,667	801,724
	National Bedding Co. LLC 1st Lien Term Loan 2.313%, due 2/28/13	2,881,125	2,477,768
	Simmons Bedding Co. Tranche D Term Loan 9.50%, due 12/19/11	3,738,185	3,513,894
			8,388,927
	Hotels, Motels, Inns & Gaming 1.4%
	Las Vegas Sands, Inc.
	Delayed Draw Term Loan 2.09%, due 5/23/14	1,086,929	854,870
	Term Loan B 2.09%, due 5/23/14	3,811,749	2,997,940
	Penn National Gaming, Inc. Term Loan B 2.084%, due 10/3/12	5,780,976	5,641,614
			9,494,424
	Insurance 0.1%
	HUB International Holdings, Inc.
	Delayed Draw Term Loan 2.785%, due 6/13/14	177,477	162,392
	Initial Term Loan 2.785%, due 6/13/14	789,590	722,475
			884,867
	Leisure, Amusement, Motion Pictures & Entertainment 4.1%
	AMC Entertainment, Inc. Term Loan 1.785%, due 1/28/13	3,370,528	3,188,520
	Bombardier Recreational Products, Inc. Term Loan 3.296%, due 6/28/13 (e)	2,122,680	1,485,876
	Cedar Fair, L.P. U.S. Term Loan 2.285%, due 8/30/12	1,846,569	1,798,558
	Cinemark USA, Inc. Term Loan 2.233%, due 10/5/13	4,909,548	4,687,342
	Easton-Bell Sports, Inc. Tranche B Term Loan 2.26%, due 3/16/12	3,715,330	3,427,392
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 3.535%, due 4/8/12	4,706,075	2,694,228
	Regal Cinemas Corp. Term Loan 4.348%, due 10/27/13	5,802,651	5,734,615
	Six Flags Theme Parks, Inc. Tranche B Term Loan 2.656%, due 4/30/15	3,463,002	3,355,648
	Town Sports International, Inc. Term Loan 2.125%, due 2/27/14	1,466,250	1,187,663
			27,559,842
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.8%
	Baldor Electric Co. Term Loan B 5.25%, due 1/31/14	2,463,707	2,405,635
	Gleason Corp. 1st Lien Term Loan 2.419%, due 6/30/13 (e)	1,414,578	1,315,558
	Manitowoc Co., Inc. (The) Term Loan B 7.50%, due 11/6/14	4,479,994	4,039,463
	RBS Global, Inc. Term Loan B 2.957%, due 7/19/13	4,672,131	4,228,279
			11,988,935
	Mining, Steel, Iron & Non-Precious Metals 1.3%
	Aleris International, Inc.
	Term Loan B1 4.25%, due 12/19/13 (d)	897,560	58,341
	German C1 4.25%, due 12/19/13	1,251,282	763,282
	DIP Term Loan 5.50%, due 2/15/10 (f)	658,759	646,408
	Roll-Up DIP Term Loan 12.50%, due 2/15/10	1,823,520	650,389
	Novelis, Inc.
	New Canadian Term Loan 2.29%, due 7/6/14	1,378,125	1,228,829
	New U.S. Term Loan 2.433%, due 7/6/14	3,031,934	2,703,475
	Walter Industries, Inc. Term Loan 2.572%, due 10/3/12	3,108,512	2,828,746
			8,879,470
	Oil & Gas 1.8%
	Dresser, Inc.
	Term Loan 3.104%, due 5/4/14	3,811,158	3,545,169
	2nd Lien Term Loan 6.039%, due 5/4/15	1,200,000	915,000
	Energy Transfer Equity L.P. Term Loan B 2.706%, due 11/1/12	5,000,000	4,815,000
	Targa Resources, Inc.
	Synthetic Letter of Credit 0.473%, due 10/31/12	348,163	340,590
	Term Loan 2.287%, due 10/31/12	2,509,682	2,455,097
			12,070,856
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.3%
	Hillman Companies, Inc. Term Loan B 3.04%, due 3/31/11	1,599,049	1,451,137
	JohnsonDiversey, Inc. New Term Loan B 3.016%, due 12/16/11	3,706,862	3,609,557
	Mega Bloks, Inc. Term Loan B 9.75%, due 7/26/12 (e)	3,135,678	1,207,236
	Visant Corp. Term Loan C 2.637%, due 10/4/11	2,836,724	2,730,347
			8,998,277
	Personal Transportation 0.2%
	United Airlines, Inc. Term Loan B 2.313%, due 2/1/14	2,787,822	1,566,408

	Personal, Food & Miscellaneous Services 0.7%
	Aramark Corp.
	Synthetic Letter of Credit 1.725%, due 1/27/14	407,561	386,164
	Term Loan 2.473%, due 1/27/14	4,640,176	4,396,566
			4,782,730
	Printing & Publishing 3.9%
	Cenveo Corp.
	Delayed Draw Term Loan 5.109%, due 6/21/13	104,187	99,498
	Term Loan C 5.109%, due 6/21/13	2,858,042	2,729,430
	Dex Media East LLC Replacement Term Loan 2.649%, due 10/24/14	1,998,788	1,485,100
	Hanley Wood LLC New Term Loan B 2.538%, due 3/8/14	1,624,789	670,226
	Idearc, Inc. Term Loan B 6.83%, due 11/17/14 (d)	2,823,004	1,289,173
	Lamar Media Corp. Series E 5.50%, due 3/31/13	4,937,500	4,881,953
	MediaNews Group, Inc. Term Loan C 6.785%, due 8/2/13	1,802,563	333,474
	Merrill Communications LLC Term Loan 8.50%, due 12/24/12	5,129,990	3,642,293
	New Publishing Acquisition, Inc. Tranche B Term Loan 5.21%, due 8/5/12	4,031,684	1,310,297
	Nielsen Finance LLC Dollar Term Loan 2.30%, due 8/9/13	3,822,545	3,546,607
	Penton Media, Inc. Term Loan B 2.718%, due 2/1/13 (e)	5,376,250	3,400,478
	R.H. Donnelley, Inc.
	Tranche D1 Term Loan 6.75%, due 6/30/11	706,364	535,777
	Tranche D2 Term Loan 6.75%, due 6/30/11	2,893,300	2,209,758
			26,134,064
	Retail Store 2.9%
	Eye Care Centers of America, Inc. Term Loan B 3.004%, due 3/1/12 (e)	2,609,771	2,296,599
	Michaels Stores, Inc. New Term Loan B 2.563%, due 10/31/13	4,682,686	3,841,474
	Neiman Marcus Group, Inc. (The) Term Loan B 2.504%, due 4/6/13	1,665,541	1,361,580
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 1.79%, due 5/15/14	624,543	582,386
	Term Loan B 1.79%, due 5/15/14	2,169,299	2,022,871
	Petco Animal Supplies, Inc. Term Loan B 2.717%, due 10/25/13	4,892,645	4,677,368
	Yankee Candle Co., Inc. (The) Term Loan B 2.31%, due 2/6/14	5,372,298	4,882,076
			19,664,354
	Telecommunications 1.5%
	Centennial Cellular Operating Co. LLC Term Loan 2.603%, due 2/9/11	769,123	764,700
	Intelsat Corp.
	Term Loan B2-A 2.804%, due 1/3/14	3,285,380	3,121,111
	Term Loan B2-B 2.804%, due 1/3/14	1,284,988	1,220,739
	Term Loan B2-C 2.804%, due 1/3/14	1,284,988	1,220,739
	MetroPCS Wireless, Inc. Term Loan B 3.045%, due 11/4/13	3,984,642	3,805,333
			10,132,622
	Textiles & Leather 0.7%
	Springs Windows Fashions LLC Term Loan B 3.375%, due 12/31/12 (e)	2,561,987	1,972,730
	St. Johns Knits International, Inc. Term Loan B 10.00%, due 3/23/12 (e)	3,468,642	2,497,422
			4,470,152
	Utilities 7.6%
	AES Corp. Term Loan 4.196%, due 8/10/11	2,000,000	1,961,666
	BRSP LLC Term Loan B 7.50%, due 6/24/14	1,500,000	1,406,250
	Calpine Corp. 1st Priority Term Loan 3.475%, due 3/29/14	4,967,267	4,557,467
	Coleto Creek Power, L.P.
	Synthetic Letter of Credit 0.498%, due 6/28/13	218,642	190,218
	Term Loan 3.259%, due 6/28/13	2,257,138	1,963,710
	Covanta Energy Corp.
	Funded Letter of Credit 0.495%, due 2/10/14	1,480,657	1,408,845
	Term Loan B 1.813%, due 2/10/14	2,939,914	2,797,329
	Dynegy Holdings, Inc. Synthetic Letter of Credit 1.79%, due 4/2/13	4,249,535	4,098,145
	InfrastruX Group, Inc. Delayed Draw Term Loan 4.535%, due 11/5/12	3,027,748	2,654,326
	KGen LLC
	1st Lien Term Loan 2.063%, due 2/10/14	2,742,188	2,509,102
	Synthetic Letter of Credit 2.375%, due 2/8/14	1,687,500	1,544,062
	Mackinaw Power Holdings LLC Term Loan B 2.528%, due 6/22/15 (e)	1,931,973	1,777,415
	Mirant North America LLC Term Loan 2.035%, due 1/3/13	3,911,530	3,702,509
¤	NRG Energy, Inc.
	Term Loan B 2.009%, due 2/1/13	2,515,108	2,383,065
	Synthetic Letter of Credit 2.098%, due 2/1/13	4,073,778	3,859,905
	Texas Competitive Electric Holdings Co., LLC
	Term Loan B2 3.802%, due 10/10/14	1,940,127	1,494,707
	Term Loan B3 3.802%, due 10/10/14	3,944,962	3,025,908
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 0.498%, due 12/15/13	303,342	285,466
	Synthetic Revolver 2.10%, due 12/15/11	95,091	89,488
	Term Loan B 2.285%, due 12/15/13	863,625	812,733
	2nd Lien Term Loan C 4.535%, due 12/15/14	1,600,000	1,341,333
	TPF II LC LLC Term Loan B 3.035%, due 10/15/14 (e)	1,726,689	1,623,088
	USPF Holdings LLC
	Term Loan 2.039%, due 4/11/14 (e)	4,606,999	4,284,509
	Synthetic Letter of Credit 2.348%, due 4/11/14 (e)	1,300,000	1,209,000
			50,980,246
	Total Floating Rate Loans (Cost $597,973,596)		536,214,537

	Foreign Floating Rate Loans 3.8% (c)
	Broadcasting & Entertainment 1.0%
¤	UPC Broadband Holding B.V.
	Term Loan N 2.059%, due 12/31/14	3,241,439	3,077,342
	Term Loan T 3.809%, due 12/31/16	3,758,561	3,655,200
			6,732,542
	Chemicals, Plastics & Rubber 0.5%
	Brenntag Holding GmbH and Co.
	Term Loan B2 2.289%, due 1/20/14	2,122,058	2,005,345
	Acquisition Term Loan 2.327%, due 1/20/14	1,477,627	1,396,357
			3,401,702
	Finance 0.6%
	Ashtead Group PLC Term Loan 2.063%, due 8/31/11	4,104,000	3,826,980

	Printing & Publishing 0.3%
	Yell Group PLC Term Loan B1 3.285%, due 10/26/12	3,500,000	2,056,250

	Retail Store 0.4%
	Dollarama Group, L.P. Replacement Term Loan B 2.238%, due 11/18/11	2,811,821	2,720,436

	Telecommunications 1.0%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 2.804%, due 7/3/13	1,820,655	1,723,250
	Telesat Canada
	U.S. Delayed Draw Term Loan 3.29%, due 10/31/14	448,318	429,104
	U.S. Term Loan B 3.29%, due 10/31/14	5,219,649	4,995,951
			7,148,305
	Total Foreign Floating Rate Loans (Cost $28,288,649)		25,886,215

	Yankee Bond 0.5% (g)
	Mining, Steel, Iron & Non Precious Metals 0.5%
	Teck Resources, Ltd. 10.25%, due 5/15/16 (a)	3,000,000	3,397,500

	Total Yankee Bond (Cost $3,111,654)		3,397,500

	Total Long-Term Investments (Cost $663,284,435)		600,453,802

	Shares	Value
Common Stock 0.1%
Beverage, Food & Tobacco 0.1%
Nellson Nutraceutical, Inc. (e)(h)	379	265,300

Total Common Stock (Cost $531,732)		265,300

	Principal Amount	Value
Short-Term Investments 13.9%
Commercial Paper 4.3%
Basin Electric Power Cooperative 0.25%, due 8/4/09 (a)(i)	$5,541,000	5,540,885
Colgate-Palmolive Co. 0.15%, due 8/24/09 (a)(i)	7,000,000	6,999,329
FPL Group, Inc. 0.20%, due 8/11/09 (a)(i)	6,500,000	6,499,639
Praxair, Inc. 0.19%, due 8/18/09 (i)	10,000,000	9,999,103

Total Commercial Paper (Cost $29,038,956)		29,038,956

Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $235,175 (Collateralized by a United States Treasury Bill with a rate of 0.089% and a maturity date of 9/10/09, with a Principal Amount of $240,000 and a Market Value of $239,976)	235,175	235,175

Total Repurchase Agreement (Cost $235,175)		235,175

U.S. Government & Federal Agencies 9.6%
Federal Home Loan Bank (Discount Note) 0.16%, due 8/5/09 (i)	7,000,000	6,999,876
United States Treasury Bills
0.101%, due 8/6/09 (i)	41,365,000	41,364,413
0.141%, due 8/6/09 (i)	3,000,000	2,999,941
0.11%, due 8/13/09 (i)	6,405,000	6,404,765
0.125%, due 8/20/09 (i)	1,905,000	1,904,874
0.15%, due 8/20/09 (i)	5,000,000	4,999,604

Total U.S. Government & Federal Agencies (Cost $64,673,473)		64,673,473

Total Short-Term Investments (Cost $93,947,604)		93,947,604

Total Investments (Cost $757,763,771) (j)	103.2%	694,666,706
Liabilities in Excess of
Cash and Other Assets	(3.2)	(21,715,247)
Net Assets	100.0%	$672,951,459

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(c)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2009. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(d)	Issue in default.
(e)	Illiquid security. The total market value of these securities at July 31, 2009 is $44,288,749, which represents 6.6% of the Fund's net assets.
(f)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Fair valued security. The total market value of this security at July 31, 2009 is $265,300, which represents less than one-tenth of a percent of the Fund's net assets.
(i)	Interest rate presented is yield to maturity.
(j)	At July 31, 2009, cost is $757,753,784 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$6,048,396
Gross unrealized depreciation	(69,135,474)
Net unrealized depreciation	$(63,087,078)

The following is a list of the inputs used as of July 31, 2009, for valuing the Fund's assets.
Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments
Corporate Bonds	$—	$34,955,550	$—	$34,955,550
Floating Rate Loans	—	536,214,537	—	536,214,537
Foreign Floating Rate Loans	—	25,886,215	—	25,886,215
Yankee Bond	—	3,397,500	—	3,397,500
Total Long-Term Investments	—	600,453,802	—	600,453,802
Common Stock
Specialty Retail	—	—	265,300	265,300
Total Common Stock	—	—	265,300	265,300
Short-Term Investments
Commercial Paper	—	29,038,956	—	29,038,956
Repurchase Agreement	—	235,175	—	235,175
U.S. Government & Federal Agencies	—	64,673,473	—	64,673,473
Total Short-Term Investments	—	93,947,604	—	93,947,604
Total	$—	$694,401,406	$265,300	$694,666,706

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Investments
Common Stocks
Special Retail	$257,720			$7,580					$265,300	$7,580
Floating Rate Loans
Utilities	$3,012,897	$0	$0	$0	$0	$0	$0	$(3,012,897)	$0	$0
Total	$3,270,617	$0	$0	$7,580	$0	$0	$0	$(3,012,897)	$265,300	$7,580

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 99.9%†
Equity Funds 99.9%
MainStay 130/30 Core Fund Class I (a)	2,269,307	$14,069,703
MainStay 130/30 Growth Fund Class I (a)(b)	908,957	6,426,327
MainStay 130/30 International Fund Class I (a)(b)	1,957,108	11,625,220
MainStay Capital Appreciation Fund Class I (a)(b)	21,645	537,239
MainStay Common Stock Fund Class I (a)	2,456,332	22,868,452
MainStay Growth Equity Fund Class I (a)	603,010	5,342,669
MainStay ICAP Equity Fund Class I	416,538	11,825,522
MainStay ICAP International Fund Class I	441,673	11,408,424
MainStay ICAP Select Equity Fund Class I	433,250	11,884,044
MainStay International Equity Fund Class I	964,252	11,175,683
MainStay Large Cap Growth Fund Class I (b)	5,434,472	29,563,526
MainStay MAP Fund Class I	580,545	14,443,958
MainStay Mid Cap Core Fund Class I (a)	507,473	8,621,966
MainStay Mid Cap Growth Fund Class I (b)	39,149	347,646
MainStay S&P 500 Index Fund Class I	86,912	1,992,023
MainStay Small Company Value Fund Class I	347,920	4,115,892
MainStay Value Fund Class I (a)	180,245	2,366,616
Total Investments (Cost $202,467,255) (c)	99.9%	168,614,910
Cash and Other Assets,
Less Liabilities	0.1	234,201
Net Assets	100.0%	$168,849,111

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2009, cost is $204,372,718 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$1,436,983
Gross unrealized depreciation	(37,194,791)
Net unrealized depreciation	$(35,757,808)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$168,614,910	$—	$—	$168,614,910
Total	$168,614,910	$—	$—	$168,614,910

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Growth Equity Fund
Portfolio of Investments July 31, 2009 unaudited
		Shares	Value
	Common Stocks 98.0%†
	Aerospace & Defense 3.5%
	Lockheed Martin Corp.	4,531	$338,738
	Precision Castparts Corp.	6,772	540,473
	United Technologies Corp.	15,837	862,641
			1,741,852
	Air Freight & Logistics 1.6%
	C.H. Robinson Worldwide, Inc.	8,119	442,729
	Expeditors International of Washington, Inc.	10,860	368,480
			811,209
	Beverages 4.4%
¤	Coca-Cola Co. (The)	21,585	1,075,797
¤	PepsiCo, Inc.	19,463	1,104,525
			2,180,322
	Biotechnology 2.7%
	Genzyme Corp. (a)	4,124	213,994
¤	Gilead Sciences, Inc. (a)	22,977	1,124,265
			1,338,259
	Capital Markets 5.5%
	BlackRock, Inc.	3,046	580,385
	Charles Schwab Corp. (The)	30,197	539,620
	Goldman Sachs Group, Inc. (The)	3,508	572,857
	Morgan Stanley	12,956	369,246
	State Street Corp.	13,053	656,566
			2,718,674
	Chemicals 2.4%
	Ecolab, Inc.	7,191	298,498
	Monsanto Co.	10,433	876,372
			1,174,870
	Communications Equipment 5.9%
¤	Cisco Systems, Inc. (a)	48,572	1,069,070
¤	QUALCOMM, Inc.	32,266	1,491,012
	Research In Motion, Ltd. (a)	4,834	367,384
			2,927,466
	Computers & Peripherals 8.0%
¤	Apple, Inc. (a)	10,954	1,789,774
	Hewlett-Packard Co.	24,247	1,049,895
¤	International Business Machines Corp.	9,586	1,130,477
			3,970,146
	Construction & Engineering 1.1%
	Aecom Technology Corp. (a)	17,290	560,196

	Consumer Finance 0.8%
	American Express Co.	13,943	395,005

	Diversified Financial Services 1.3%
	IntercontinentalExchange, Inc. (a)	2,560	240,794
	JPMorgan Chase & Co.	9,954	384,722
			625,516
	Energy Equipment & Services 2.8%
	FMC Technologies, Inc. (a)	15,024	653,544
	Transocean, Inc. (a)	4,487	357,569
	Weatherford International, Ltd. (a)	19,998	375,163
			1,386,276
	Food & Staples Retailing 4.9%
	CVS Caremark Corp.	17,796	595,810
	Kroger Co. (The)	20,616	440,770
¤	Wal-Mart Stores, Inc.	27,834	1,388,360
			2,424,940
	Health Care Equipment & Supplies 5.8%
	Baxter International, Inc.	16,895	952,371
	Hospira, Inc. (a)	12,365	475,187
	Medtronic, Inc.	20,951	742,085
	St. Jude Medical, Inc. (a)	18,807	709,212
			2,878,855
	Health Care Providers & Services 2.8%
	DaVita, Inc. (a)	7,244	360,027
	Medco Health Solutions, Inc. (a)	19,175	1,013,590
			1,373,617

	Hotels, Restaurants & Leisure 3.0%
	Carnival Corp.	23,765	665,182
	McDonald's Corp.	15,017	826,836
			1,492,018
	Internet & Catalog Retail 1.5%
	Priceline.com, Inc. (a)	5,893	763,851

	Internet Software & Services 5.4%
	Baidu, Inc., ADR (a)(b)	1,621	564,335
	Equinix, Inc. (a)	7,905	646,076
¤	Google, Inc. Class A (a)	3,307	1,465,166
			2,675,577
	IT Services 4.7%
	Cognizant Technology Solutions Corp. Class A (a)	27,583	816,181
	Mastercard, Inc. Class A	2,813	545,806
	Visa, Inc. Class A	14,563	953,294
			2,315,281
	Machinery 1.4%
	Danaher Corp.	11,191	685,337

	Multiline Retail 1.3%
	Kohl's Corp. (a)	12,862	624,450

	Oil, Gas & Consumable Fuels 4.0%
	CONSOL Energy, Inc.	7,345	260,968
	Petro-Canada	9,691	400,917
	PetroHawk Energy Corp. (a)	18,528	449,860
	Petroleo Brasileiro S.A., ADR (b)	9,365	386,212
	Southwestern Energy Co. (a)	12,184	504,783
			2,002,740
	Pharmaceuticals 3.7%
	Abbott Laboratories	19,146	861,378
	Allergan, Inc.	8,026	428,829
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	9,858	525,826
			1,816,033
	Road & Rail 1.9%
	Union Pacific Corp.	16,666	958,628

	Semiconductors & Semiconductor Equipment 4.5%
	Broadcom Corp. Class A (a)	16,240	458,455
	Intel Corp.	34,274	659,774
	Lam Research Corp. (a)	13,277	399,107
	Marvell Technology Group, Ltd. (a)	40,584	541,390
	Texas Instruments, Inc.	8,132	195,575
			2,254,301
	Software 7.5%
	Autodesk, Inc. (a)	14,999	327,128
	McAfee, Inc. (a)	10,509	468,491
¤	Microsoft Corp.	85,245	2,004,963
	Oracle Corp.	41,156	910,782
			3,711,364
	Specialty Retail 2.4%
	Best Buy Co., Inc.	13,602	508,307
	Lowe's Cos., Inc.	29,401	660,346
			1,168,653
	Tobacco 1.0%
	Philip Morris International, Inc.	10,820	504,212

	Trading Companies & Distributors 0.5%
	Fastenal Co.	6,935	246,678

	Wireless Telecommunication Services 1.7%
	American Tower Corp. Class A (a)	13,466	459,056
	NII Holdings, Inc. (a)	16,641	383,076
			842,132
	Total Common Stocks (Cost $44,184,130)		48,568,458

	Exchange Traded Fund 0.3% (c)
	iShares Russell 1000 Growth Index Fund	2,743	119,951
	Total Exchange Traded Fund (Cost $110,828)		119,951

		Principal Amount	Value
	Short-Term Investment 1.8%
	Repurchase Agreement 1.8%
	State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $905,602 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $925,000 and a Market Value of $924,723)	$905,601	905,601
	Total Short-Term Investment (Cost $905,601)		905,601

	Total Investments (Cost $45,200,559) (d)	100.1%	49,594,010
	Liabilities in Excess of
	Cash and Other Assets	(0.1)	(33,066)
	Net Assets	100.0%	$49,560,944

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(d)	At July 31, 2009, cost is $48,646,750 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$5,587,761
Gross unrealized depreciation	(4,640,501)
Net unrealized appreciation	$947,260

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$1,741,852	$—	$—	$1,741,852
Air Freight & Logistics	811,209	—	—	811,209
Beverages	2,180,322	—	—	2,180,322
Biotechnology	1,338,259	—	—	1,338,259
Capital Markets	2,718,674	—	—	2,718,674
Chemicals	1,174,870	—	—	1,174,870
Communications Equipment	2,927,466	—	—	2,927,466
Computers & Peripherals	3,970,146	—	—	3,970,146
Construction & Engineering	560,196	—	—	560,196
Consumer Finance	395,005	—	—	395,005
Diversified Financial Services	625,516	—	—	625,516
Energy Equipment & Services	1,386,276	—	—	1,386,276
Food & Staples Retailing	2,424,940	—	—	2,424,940
Health Care Equipment & Supplies	2,878,855	—	—	2,878,855
Health Care Providers & Services	1,373,617	—	—	1,373,617
Hotels, Restaurants & Leisure	1,492,018	—	—	1,492,018
Internet & Catalog Retail	763,851	—	—	763,851
Internet Software & Services	2,675,577	—	—	2,675,577
IT Services	2,315,281	—	—	2,315,281
Machinery	685,337	—	—	685,337
Multiline Retail	624,450	—	—	624,450
Oil, Gas & Consumable Fuels	2,002,740	—	—	2,002,740
Pharmaceuticals	1,816,033	—	—	1,816,033
Road & Rail	958,628	—	—	958,628
Semiconductors & Semiconductor Equipment	2,254,301	—	—	2,254,301
Software	3,711,364	—	—	3,711,364
Specialty Retail	1,168,653	—	—	1,168,653
Tobacco	504,212	—	—	504,212
Trading Companies & Distributors	246,678	—	—	246,678
Wireless Telecommunication Services	842,132	—	—	842,132
Total Common Stocks	48,568,458	—	—	48,568,458
Exchange Traded Fund	119,951	—	—	119,951
Short-Term Investment Repurchase Agreement	—	905,601	—	905,601
Total Short-Term Investment	—	905,601	—	905,601
Total	$48,688,409	$905,601	$—	$49,594,010

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Income Manager Fund
Portfolio of Investments ††† July 31, 2009 unaudited
	Principal Amount	Value
Long-Term Bonds 43.1%†
Asset-Backed Securities 3.5%
Airlines 0.0%‡
Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	$28,096	$25,006

Automobile 0.3%
Drive Auto Receivables Trust Series 2005-3, Class A4 5.09%, due 6/17/13 (a)(b)	317,684	324,230
Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	500,000	341,108
		665,338
Credit Cards 0.3%
Chase Issuance Trust Series 2005, Class A-10 4.65%, due 12/17/12	750,000	775,725

Home Equity 2.9%
Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 4.64%, due 10/25/33	440,124	402,347
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	251,078	185,771
CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	69,613	57,428
Citicorp Residential Mortgage Securities, Inc.
Series 2006-2, Class A2 5.557%, due 9/25/36 (a)	56,456	56,024
Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	500,000	472,332
Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (a)	488,655	402,949
Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	500,000	302,240
Countrywide Asset-Backed Certificates
Series 2006-S8, Class A3 5.555%, due 4/25/36	411,965	120,710
Series 2003-5, Class AF5 5.739%, due 2/25/34 (a)	584,238	395,269
Series 2006-S5, Class A3 5.762%, due 6/25/35	468,985	99,243
Series 2007-S1, Class A3 5.81%, due 11/25/36	430,263	159,414
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C 5.623%, due 2/25/37	500,000	182,766
Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (a)	200,000	80,206
Equity One ABS, Inc.
Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)	500,000	386,888
Series 2003-3, Class AF4 4.995%, due 12/25/33	496,169	336,907
GMAC Mortgage Corp. Loan Trust Series 2006-HE2, Class A3 6.32%, due 5/25/36	500,000	206,115
GSAA Home Equity Trust
Series 2006-6, Class AF2 5.687%, due 3/25/36	382,043	361,442
Series 2007-2, Class AF2 5.76%, due 3/25/37	500,000	300,365
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1, Class AF3 5.532%, due 11/25/36	500,000	323,970
Series 2007-CH2, Class AF3 5.552%, due 1/25/37	500,000	162,332
Series 2006-WF1, Class A6 6.00%, due 7/25/36	500,000	218,088
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, due 4/20/28 (b)(c)	88,605	75,510
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A 5.651%, due 10/25/46	500,000	312,034
Series 2007-3XS, Class 2A2 5.704%, due 1/25/47	500,000	267,662
Option One Mortgage Loan Trust Series 2007-FXD1, Class 3A3 5.611%, due 1/25/37	570,000	276,246
Residential Asset Mortgage Products, Inc.
Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)	390,900	314,060
Series 2003-RS7, Class AI6 5.34%, due 8/25/33	390,912	323,758
Residential Asset Securities Corp. Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (a)	297,336	241,719
Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (a)	750,000	391,008
Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33	96,707	63,928
Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)	314,949	243,573
		7,722,304
Total Asset-Backed Securities (Cost $14,225,452)		9,188,373

Mortgage-Backed Securities 4.7%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.7%
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class A4 5.634%, due 7/10/46	500,000	469,320
Series 2006-2, Class A4 5.739%, due 5/10/45	730,000	651,961
Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	500,000	290,468
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-8, Class A4 5.10%, due 8/25/35 (b)	500,000	411,650
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class AAB 5.694%, due 9/11/38	250,000	254,469
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AM 5.399%, due 7/15/44	1,000,000	748,630
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class AAB 5.291%, due 12/10/46	500,000	469,513
Series 2006-C8, Class A4 5.306%, due 12/10/46	500,000	404,712
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.223%, due 8/15/48	500,000	393,835
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C3, Class A5 4.878%, due 1/15/42	510,000	453,682
Series 2006-LDP8, Class A4 5.399%, due 5/15/45	500,000	419,095
Series 2007-LD12, Class A3 5.729%, due 2/15/51	500,000	434,166
Series 2006-CB15, Class A4 5.814%, due 6/12/43	500,000	458,719
Series 2007-CB20, Class A3 6.188%, due 2/12/51	500,000	447,689
JPMorgan Mortgage Trust Series 2006-A4, Class 1A1 5.99%, due 6/25/36	827,478	569,329
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3 5.347%, due 11/15/38	500,000	423,216
Series 2007-C6, Class AAB 5.855%, due 7/15/40	500,000	457,808
Series 2007-C6, Class A3 5.933%, due 7/15/40	500,000	439,388
Merrill Lynch Mortgage Trust Series 2005-LC1, Class A4 5.291%, due 1/12/44	500,000	486,528
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class A2 6.119%, due 8/12/49	500,000	489,396
Morgan Stanley Capital I
Series 2006-IQ12, Class A4 5.332%, due 12/15/43	500,000	395,993
Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	500,000	450,713
Series 2006-HQ9, Class AM 5.773%, due 7/12/44	500,000	313,213
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-5, Class 1A1 5.494%, due 6/25/36 (d)	553,397	322,898
Series 2006-8, Class 4A3 5.729%, due 9/25/36 (d)	500,000	290,512
Series 2005-22, Class 5A2 5.999%, due 12/25/35 (d)	633,354	162,870
TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	500,000	349,629
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48	500,000	296,035
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR3, Class A2 5.727%, due 4/25/37	1,000,000	575,654

Total Mortgage-Backed Securities (Cost $16,059,135)		12,331,091

Corporate Bonds 15.9%
Advertising 0.2%
Jostens Intermediate Holding Corp. 7.625%, due 10/1/12	245,000	246,225
Lamar Media Corp. Series C 6.625%, due 8/15/15	300,000	258,000
		504,225
Aerospace & Defense 0.2%
L-3 Communications Corp. Class B 6.375%, due 10/15/15	300,000	288,000
Northrop Grumman Corp. 7.125%, due 2/15/11	100,000	107,240
TransDigm, Inc. 7.75%, due 7/15/14	200,000	196,500
		591,740
Auto Manufacturers 0.1%
Ford Motor Co. 7.45%, due 7/16/31	215,000	161,250

Auto Parts & Equipment 0.2%
Goodyear Tire & Rubber Co. (The) 10.50%, due 5/15/16	120,000	128,700
Tenneco Automotive, Inc. 8.625%, due 11/15/14	270,000	232,200
TRW Automotive, Inc. 7.00%, due 3/15/14 (b)	300,000	267,000
		627,900
Banks 0.4%
Bank of America Corp. 5.65%, due 5/1/18	150,000	143,072
GMAC LLC 6.875%, due 9/15/11 (b)	305,000	281,363
KeyBank N.A. 5.80%, due 7/1/14	175,000	161,572
Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	100,000	103,270
SunTrust Banks, Inc. 5.45%, due 12/1/17	50,000	44,441
Wells Fargo Bank N.A. 6.45%, due 2/1/11	250,000	262,305
		996,023
Beverages 0.1%
Anheuser-Busch Cos., Inc. 5.75%, due 4/1/10	100,000	102,899
Coca-Cola Enterprises, Inc. 7.00%, due 5/15/98	100,000	103,679
		206,578
Chemicals 0.3%
Ashland, Inc. 9.125%, due 6/1/17 (b)	100,000	105,500
Dow Chemical Co. (The) 8.55%, due 10/15/09	100,000	100,104
Innophos, Inc. 8.875%, due 8/15/14	325,000	308,750
Rockwood Specialties Group, Inc. 7.50%, due 11/15/14	400,000	384,000
		898,354
Coal 0.1%
Arch Coal, Inc. 8.75%, due 8/1/16 (b)(e)	45,000	45,450
Arch Western Finance LLC 6.75%, due 7/1/13	250,000	242,500
		287,950
Commercial Services 0.6%
Cardtronics, Inc. 9.25%, due 8/15/13	260,000	244,400
Geo Group, Inc. (The) 8.25%, due 7/15/13	235,000	231,475
Global Cash Acceptance/Global Cash Finance Corp. 8.75%, due 3/15/12	300,000	286,500
Iron Mountain, Inc. 8.75%, due 7/15/18	400,000	406,000
Lender Processing Services, Inc. 8.125%, due 7/1/16	270,000	272,700
McKesson Corp. 5.25%, due 3/1/13	125,000	129,914
		1,570,989
Computers 0.2%
Activant Solutions, Inc. 9.50%, due 5/1/16	243,000	197,741
SunGard Data Systems, Inc. 9.125%, due 8/15/13	400,000	408,000
		605,741
Diversified Financial Services 0.9%
American General Finance Corp.
5.20%, due 12/15/11	400,000	268,427
6.90%, due 12/15/17	100,000	57,800
Ameriprise Financial, Inc. 5.35%, due 11/15/10	2,000	1,999
Capital One Bank 5.125%, due 2/15/14	100,000	101,503
Caterpillar Financial Services Corp. 4.30%, due 6/1/10	50,000	51,380
Citigroup, Inc. 5.875%, due 2/22/33	250,000	184,428
Ford Motor Credit Co. 9.875%, due 8/10/11	200,000	198,170
Goldman Sachs Group, Inc. (The)
5.35%, due 1/15/16	150,000	152,179
5.70%, due 9/1/12	75,000	80,276
JPMorgan Chase & Co.
5.15%, due 10/1/15	100,000	101,181
5.75%, due 1/2/13	250,000	264,454
MBNA Corp. 6.125%, due 3/1/13	100,000	101,628
Morgan Stanley
Series E 5.45%, due 1/9/17	350,000	348,859
6.75%, due 10/15/13	125,000	131,910
Pricoa Global Funding I 4.625%, due 6/25/12 (b)	200,000	196,107
		2,240,301
Electric 1.8%
AES Corp. (The) 8.75%, due 5/15/13 (b)	200,000	204,000
Arizona Public Service Co. 5.50%, due 9/1/35	325,000	264,669
Consumers Energy Co. Series B 5.375%, due 4/15/13	100,000	103,771
Dominion Resources, Inc. Series B 6.25%, due 6/30/12	60,000	64,862
Edison Mission Energy 7.00%, due 5/15/17	600,000	477,750
Entergy Mississippi, Inc. 5.15%, due 2/1/13	250,000	253,283
FirstEnergy Corp. Series B 6.45%, due 11/15/11	125,000	133,340
IES Utilities, Inc. Series B 6.75%, due 3/15/11	100,000	104,516
Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (b)	260,000	255,450
Mirant North America LLC 7.375%, due 12/31/13	400,000	395,000
Nevada Power Co. 6.50%, due 4/15/12	900,000	960,472
NRG Energy, Inc. 7.375%, due 2/1/16	600,000	580,500
Pepco Holdings, Inc.
6.45%, due 8/15/12	239,000	253,105
7.45%, due 8/15/32	50,000	50,173
PSE&G Power LLC 7.75%, due 4/15/11	100,000	107,993
San Diego Gas & Electric Co. 5.35%, due 5/15/35	50,000	50,219
Texas Competitive Electric Holdings Co. LLC 10.25%, due 11/1/15	430,000	337,550
Union Electric Co. 5.40%, due 2/1/16	50,000	49,326
		4,645,979
Engineering & Construction 0.1%
Esco Corp. 8.625%, due 12/15/13 (b)	250,000	230,000

Entertainment 0.5%
Cinemark USA, Inc. 8.625%, due 6/15/19 (b)	140,000	144,900
Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	121,000	106,480
Pinnacle Entertainment, Inc. 8.625%, due 8/1/17 (b)	120,000	120,000
Pokagon Gaming Authority 10.375%, due 6/15/14 (b)	373,000	371,135
Shingle Springs Tribal Gaming Authority 9.375%, due 6/15/15 (b)	400,000	256,000
Tunica-Biloxi Gaming Authority 9.00%, due 11/15/15 (b)	123,000	108,240
Warner Music Group 7.375%, due 4/15/14	100,000	90,500
WMG Acquisition Corp. 9.50%, due 6/15/16 (b)	115,000	121,900
		1,319,155
Environmental Controls 0.1%
Republic Services, Inc. 6.75%, due 8/15/11	25,000	25,951
Waste Services, Inc. 9.50%, due 4/15/14	150,000	147,375
WCA Waste Corp. 9.25%, due 6/15/14	160,000	147,600
		320,926
Food 0.4%
Del Monte Corp. 6.75%, due 2/15/15	300,000	291,750
Kellogg Co. Series B 7.45%, due 4/1/31	100,000	127,640
Kroger Co. (The) 4.95%, due 1/15/15	100,000	102,526
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, due 4/1/15	350,000	332,500
Safeway, Inc. 6.35%, due 8/15/17	200,000	219,042
Stater Brothers Holdings 8.125%, due 6/15/12	85,000	85,850
		1,159,308
Forest Products & Paper 0.3%
Buckeye Technologies, Inc. 8.50%, due 10/1/13	400,000	388,000
Cellu Tissue Holdings, Inc. 11.50%, due 6/1/14 (b)	70,000	70,000
Clearwater Paper Corp. 10.625%, due 6/15/16 (b)	155,000	163,525
Georgia-Pacific Corp. 7.00%, due 1/15/15 (b)	165,000	160,050
Weyerhaeuser Co. 6.75%, due 3/15/12	100,000	102,259
		883,834
Hand & Machine Tools 0.2%
Baldor Electric Co. 8.625%, due 2/15/17	400,000	401,000

Health Care - Services 0.6%
Aetna, Inc. 7.875%, due 3/1/11	50,000	53,432
Community Health Systems, Inc. 8.875%, due 7/15/15	300,000	309,000
DaVita, Inc. 7.25%, due 3/15/15	400,000	392,000
HCA, Inc.
7.875%, due 2/15/20 (b)	198,000	194,535
8.50%, due 4/15/19 (b)	102,000	104,550
9.25%, due 11/15/16	300,000	312,750
Tenet Healthcare Corp. 10.00%, due 5/1/18 (b)(e)	200,000	221,000
		1,587,267
Home Builders 0.4%
Centex Corp. 5.70%, due 5/15/14	280,000	261,800
Meritage Homes Corp. 6.25%, due 3/15/15	300,000	245,250
Pulte Homes, Inc. 7.875%, due 8/1/11	425,000	436,688
		943,738
Home Furnishing 0.1%
ALH Finance LLC/ALH Finance Corp. 8.50%, due 1/15/13	200,000	182,500

Household Products & Wares 0.3%
American Greetings Corp. 7.375%, due 6/1/16	250,000	211,250
JohnsonDiversey, Inc. Series B 9.625%, due 5/15/12	400,000	406,000
Yankee Acquisition Corp. 8.50%, due 2/15/15	300,000	268,500
		885,750
Insurance 0.4%
Allstate Corp. (The) 7.20%, due 12/1/09	100,000	101,447
American International Group, Inc. 4.70%, due 10/1/10	100,000	85,535
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/13	100,000	104,773
CIGNA Corp. 7.00%, due 1/15/11	100,000	103,406
Everest Reinsurance Holdings, Inc. 8.75%, due 3/15/10	500,000	513,900
Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	21,348
Principal Life Income Funding Trust 5.20%, due 11/15/10	25,000	25,104
		955,513
Leisure Time 0.2%
Leslie's Poolmart, Inc. 7.75%, due 2/1/13	200,000	194,500
Travelport LLC 9.875%, due 9/1/14	400,000	326,000
		520,500
Lodging 0.2%
Ameristar Casinos, Inc. 9.25%, due 6/1/14 (b)	250,000	257,500
Harrahs Operating Escrow LLC/Harrahs Escrow Corp. 11.25%, due 6/1/17 (b)	240,000	243,000
MGM Mirage, Inc.
10.375%, due 5/15/14 (b)	40,000	42,900
11.125%, due 11/15/17 (b)	80,000	88,000
		631,400
Machinery - Construction & Mining 0.1%
Caterpillar, Inc. 7.25%, due 9/15/09	100,000	100,678
Terex Corp. 8.00%, due 11/15/17	300,000	248,250
		348,928
Machinery - Diversified 0.1%
Columbus McKinnon Corp 8.875%, due 11/1/13	200,000	199,000

Media 1.4%
Allbritton Communications Co. 7.75%, due 12/15/12	300,000	249,000
Charter Communications Operating LLC 10.00%, due 4/30/12 (b)	200,000	199,500
Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	55,000	63,194
Comcast Corp. 6.50%, due 1/15/15	100,000	110,529
CSC Holdings, Inc. 7.625%, due 7/15/18	200,000	195,000
Dex Media, Inc. 8.00%, due 11/15/13 (f)	250,000	42,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 8.375%, due 3/15/13	400,000	408,500
Echostar DBS Corp. 6.375%, due 10/1/11	300,000	297,750
Mediacom Broadband LLC 8.50%, due 10/15/15	300,000	285,000
News America Holdings, Inc. 9.25%, due 2/1/13	100,000	116,662
Nielsen Finance LLC / Nielsen Finance Co.
10.00%, due 8/1/14	120,000	120,600
11.50%, due 5/1/16	215,000	225,213
Rainbow National Services LLC 10.375%, due 9/1/14 (b)	130,000	135,850
Salem Communciations Corp. 7.75%, due 12/15/10	300,000	162,750
Time Warner Cable, Inc.
5.85%, due 5/1/17	540,000	567,307
9.25%, due 2/15/14	400,000	413,000
Univision Communications, Inc. 12.00%, due 7/1/14 (b)	145,000	154,425
		3,746,780
Mining 0.3%
Century Aluminum Co. 7.50%, due 8/15/14	400,000	291,000
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	400,000	424,000
		715,000
Miscellaneous - Manufacturing 0.4%
Actuant Corp. 6.875%, due 6/15/17	200,000	182,750
General Electric Co. 5.25%, due 12/6/17	250,000	253,391
Parker Hannifin Corp. 7.30%, due 5/15/11	500,000	527,170
Textron, Inc. 5.60%, due 12/1/17	175,000	144,891
		1,108,202
Office Furnishings 0.1%
Interface, Inc. 11.375%, due 11/1/13 (b)	120,000	126,300

Oil & Gas 1.0%
Chesapeake Energy Corp. 6.625%, due 1/15/16	500,000	466,875
Comstock Resources, Inc. 6.875%, due 3/1/12	400,000	392,000
Connacher Oil & Gas
10.25%, due 12/15/15 (b)	200,000	127,000
11.75%, due 7/15/14 (b)	45,000	45,225
Denbury Resources, Inc. 7.50%, due 12/15/15	400,000	396,000
Devon Financing Corp. LLC 6.875%, due 9/30/11	125,000	136,554
Encore Acquisition Co. 9.50%, due 5/1/16	300,000	306,000
Enterprise Products Operating, L.P. 4.95%, due 6/1/10	100,000	101,763
Frontier Oil Corp. 8.50%, due 9/15/16	200,000	204,500
Motiva Enterprises LLC 5.20%, due 9/15/12 (b)	200,000	205,365
Newfield Exploration Co. 7.125%, due 5/15/18	340,000	330,650
		2,711,932
Oil & Gas Services 0.1%
Complete Production Services, Inc. 8.00%, due 12/15/16	200,000	171,000
SESI LLC 6.875%, due 6/1/14	200,000	189,000
		360,000
Packaging & Containers 0.6%
Berry Plastics Corp. 8.875%, due 9/15/14	400,000	350,000
Graham Packaging Co., Inc. 8.50%, due 10/15/12	250,000	248,125
Graphic Packaging International, Inc. 9.50%, due 8/15/13	200,000	199,250
Owens-Illinois, Inc. 7.80%, due 5/15/18	400,000	394,000
Rock-Tenn Co. 9.25%, due 3/15/16	250,000	263,125
Solo Cup Co. 10.50%, due 11/1/13 (b)	165,000	173,662
		1,628,162
Pharmaceuticals 0.1%
Schering-Plough Corp. 5.55%, due 12/1/13	100,000	108,532
Valeant Pharmaceuticals International 8.375%, due 6/15/16 (b)	60,000	60,900
		169,432
Pipelines 0.7%
Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	250,000	235,000
Dynegy Holdings, Inc. 7.75%, due 6/1/19	460,000	366,275
El Paso Corp. 7.00%, due 6/15/17	510,000	490,007
Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16	370,000	333,925
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
Series B 6.875%, due 11/1/14	150,000	133,500
8.75%, due 4/15/18	140,000	130,200
		1,688,907
Real Estate 0.0%‡
ERP Operating, L.P. 7.125%, due 10/15/17	100,000	101,374

Real Estate Investment Trusts 0.2%
AvalonBay Communities, Inc. 6.125%, due 11/1/12	250,000	255,116
Liberty Property, L.P. 8.50%, due 8/1/10	125,000	126,669
Regency Centers, L.P. 6.75%, due 1/15/12	200,000	196,429
		578,214
Retail 0.4%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp. 6.75%, due 5/1/14	300,000	273,000
Freedom Group, Inc. 10.25%, due 8/1/15 (b)(e)	25,000	25,625
Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (g)	419,737	310,605
New Albertsons, Inc. 7.50%, due 2/15/11	300,000	304,500
		913,730
Savings & Loans 0.0%‡
Nalco Finance Holdings, Inc. 9.00%, due 2/1/14	72,000	72,720

Semiconductors 0.2%
Amkor Technology, Inc. 9.25%, due 6/1/16	400,000	408,000

Software 0.1%
Vangent, Inc. 9.625%, due 2/15/15 (b)	300,000	267,000

Storage & Warehousing 0.1%
Mobile Mini, Inc. 6.875%, due 5/1/15	300,000	256,500

Telecommunications 0.9%
BellSouth Corp. 6.00%, due 10/15/11	250,000	269,234
CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (b)	205,000	209,100
Cincinnati Bell, Inc. 8.375%, due 1/15/14	200,000	198,000
Cricket Communications, Inc. 9.375%, due 11/1/14	300,000	304,500
Embarq Corp. 7.995%, due 6/1/36	50,000	47,248
GCI, Inc. 7.25%, due 2/15/14	250,000	232,500
MetroPCS Wireless, Inc. 9.25%, due 11/1/14	400,000	414,000
New Cingular Wireless Services, Inc. 7.875%, due 3/1/11	100,000	108,348
Qwest Capital Funding 6.875%, due 7/15/28	300,000	216,000
Qwest Communications International, Inc. Series B 7.50%, due 2/15/14	200,000	195,500
Virgin Media Finance PLC 9.50%, due 8/15/16	100,000	102,500
		2,296,930
Textiles 0.1%
Simmons Co. 7.875%, due 1/15/14	250,000	191,250

Transportation 0.1%
Burlington Northern Santa Fe Corp. 7.125%, due 12/15/10	100,000	105,431
Norfolk Southern Corp. 6.75%, due 2/15/11	100,000	106,229
Union Pacific Corp. 6.65%, due 1/15/11	100,000	104,862
		316,522
Trucking & Leasing 0.0%‡
TTX Co. 5.00%, due 4/1/12 (b)	100,000	95,464

Total Corporate Bonds (Cost $42,698,761)		41,658,268

	U.S. Government & Federal Agencies 17.5%
	Federal Home Loan Bank 0.8%
	4.625%, due 10/10/12	2,000,000	2,163,814

	Federal Home Loan Mortgage Corporation 0.4%
	5.125%, due 10/18/16	950,000	1,045,979

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.0%
	4.50%, due 8/1/33	294,761	297,667
	4.50%, due 8/1/35	362,992	365,550
	5.00%, due 1/1/23	496,849	516,624
	5.00%, due 6/1/37	1,067,158	1,092,638
	5.00%, due 6/1/38	1,905,055	1,950,433
	5.00%, due 2/1/39	467,113	478,239
	5.50%, due 2/1/18	240,645	253,835
	5.50%, due 2/1/21	195,916	205,369
	5.50%, due 10/1/21	274,009	287,229
	6.00%, due 8/1/21	231,211	245,293
	6.00%, due 10/1/38	1,517,994	1,592,408
	6.50%, due 11/1/16	50,405	54,027
	6.50%, due 2/1/27	639	685
	6.50%, due 5/1/29	40,540	43,720
	6.50%, due 6/1/29	76,713	82,729
	6.50%, due 7/1/29	120,100	129,515
	6.50%, due 8/1/29	42,839	46,198
	6.50%, due 9/1/29	5,623	6,064
	6.50%, due 10/1/29	612	660
	6.50%, due 6/1/32	34,806	37,491
	6.50%, due 1/1/37	31,036	33,149
	7.00%, due 3/1/26	443	489
	7.00%, due 9/1/26	14,591	16,039
	7.00%, due 10/1/26	25	27
	7.00%, due 7/1/30	5,635	6,146
	7.00%, due 7/1/32	67,985	74,144
	7.50%, due 1/1/16	8,175	8,836
	7.50%, due 5/1/32	52,384	58,501
	8.00%, due 11/1/12	3,574	3,714
			7,887,419
¤	Federal National Mortgage Association 1.5%
	1.875%, due 4/20/12	1,000,000	1,005,449
	2.75%, due 3/13/14	1,900,000	1,903,158
	4.875%, due 12/15/16	950,000	1,032,686
			3,941,293
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.4%
	4.00%, due 12/1/20	422,216	427,278
	4.50%, due 7/1/20	41,521	43,070
	4.50%, due 12/1/20	516,698	535,972
	4.50%, due 3/1/21	58,166	60,336
	5.00%, due 8/1/22	573,369	596,548
	5.00%, due 5/1/37	896,824	918,797
	5.50%, due 3/1/38	861,602	893,790
	6.00%, due 4/1/19	6,702	7,030
	7.00%, due 10/1/37	15,106	16,461
	7.00%, due 11/1/37	60,507	65,931
	7.50%, due 8/1/11	647	654
	7.50%, due 10/1/11	1,031	1,086
	7.50%, due 10/1/15	47,564	51,712
	8.00%, due 4/1/10	1,984	2,055
	8.00%, due 8/1/11	420	444
	8.00%, due 10/1/11	4,721	4,992
	8.00%, due 11/1/11	979	1,035
			3,627,191
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.6%
	5.00%, due 12/15/37	61,651	63,432
	5.00%, due 5/15/38	263,680	271,258
	5.00%, due 3/15/39	597,069	614,229
	5.50%, due 9/15/35	114,366	119,399
	5.50%, due 7/15/36	356,998	372,484
	6.00%, due 1/15/33	137,446	144,612
	6.00%, due 11/15/33	119,782	126,978
	6.00%, due 11/15/36	333,157	350,515
	6.00%, due 11/15/37	353,260	371,444
	6.00%, due 9/15/38	688,771	724,119
	6.50%, due 4/15/29	243	264
	6.50%, due 5/15/29	497	538
	6.50%, due 8/15/29	59	64
	6.50%, due 7/15/31	142,635	154,208
	6.50%, due 10/15/31	13,115	14,198
	6.50%, due 8/15/36	256,753	273,734
	6.50%, due 7/15/37	300,706	320,454
	7.00%, due 7/15/11	264	275
	7.00%, due 10/15/11	13,752	14,307
	7.00%, due 9/15/23	4,312	4,715
	7.00%, due 7/15/25	2,384	2,614
	7.00%, due 12/15/25	5,019	5,504
	7.00%, due 5/15/26	10,415	11,427
	7.00%, due 11/15/27	16,459	18,066
	7.00%, due 12/15/27	90,232	99,041
	7.00%, due 6/15/28	5,154	5,660
	7.50%, due 3/15/26	10,422	11,635
	7.50%, due 6/15/26	582	650
	7.50%, due 10/15/30	31,552	35,279
	8.00%, due 8/15/26	2,168	2,454
	8.00%, due 9/15/26	171	193
	8.00%, due 10/15/26	22,131	25,049
	8.50%, due 11/15/26	25,480	29,146
			4,187,945
	United States Treasury Bonds 1.1%
	3.50%, due 2/15/39	1,000,000	864,220
	4.375%, due 2/15/38	70,000	70,656
	4.50%, due 5/15/38	420,000	432,994
	4.75%, due 2/15/37	585,000	626,590
	5.00%, due 5/15/37	790,000	878,875
			2,873,335
¤	United States Treasury Notes 7.7%
	0.875%, due 2/28/11	1,725,000	1,724,465
	0.875%, due 3/31/11	1,000,000	998,906
	0.875%, due 4/30/11	840,000	838,429
	1.125%, due 12/15/11	525,000	522,621
	1.375%, due 3/15/12	2,000,000	1,997,500
	1.375%, due 4/15/12	1,000,000	997,422
	1.375%, due 5/15/12	1,700,000	1,693,234
	1.75%, due 1/31/14	80,000	78,007
	1.875%, due 6/15/12	600,000	605,298
	1.875%, due 2/28/14	2,345,000	2,292,777
	1.875%, due 4/30/14	2,000,000	1,947,960
	2.25%, due 5/31/14	1,500,000	1,483,470
	2.625%, due 6/30/14	75,000	75,398
	2.75%, due 10/31/13	495,000	505,519
	2.75%, due 2/15/19	1,735,000	1,629,946
	3.125%, due 5/15/19	1,650,000	1,598,949
	4.00%, due 8/15/18	875,000	910,342
	4.25%, due 8/15/14	275,000	297,344
			20,197,587
	Total U.S. Government & Federal Agencies (Cost $45,433,748)		45,924,563

Yankee Bonds 1.5% (h)
Banks 0.1%
Nordea Bank Sweden AB 5.25%, due 11/30/12 (b)	200,000	199,395

Biotechnology 0.2%
FMC Finance III S.A. 6.875%, due 7/15/17	400,000	386,000

Chemicals 0.1%
Ineos Group Holdings PLC 8.50%, due 2/15/16 (b)	400,000	164,000

Entertainment 0.1%
Great Canadian Gaming Corp. 7.25%, due 2/15/15 (b)	400,000	368,000

Iron & Steel 0.1%
Russel Metals, Inc. 6.375%, due 3/1/14	200,000	162,000

Media 0.1%
Videotron Ltee
6.875%, due 1/15/14	55,000	53,900
9.125%, due 4/15/18	295,000	306,062
		359,962
Mining 0.1%
Teck Resources, Ltd.
9.75%, due 5/15/14 (b)	112,000	124,600
10.25%, due 5/15/16 (b)	112,000	126,840
10.75%, due 5/15/19 (b)	112,000	130,340
		381,780
Oil & Gas 0.2%
EnCana Corp. 6.30%, due 11/1/11	100,000	108,267
OPTI Canada, Inc. 8.25%, due 12/15/14	265,000	174,900
Petroplus Finance, Ltd. 6.75%, due 5/1/14 (b)	400,000	356,000
		639,167
Pipelines 0.1%
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	250,000	254,388
5.85%, due 3/15/36	100,000	104,596
		358,984
Telecommunications 0.4%
Inmarsat Finance PLC 10.375%, due 11/15/12	300,000	313,500
Intelsat Subsidiary Holding Co., Ltd. 8.50%, due 1/15/13	400,000	404,000
Telecom Italia Capital S.A. 6.375%, due 11/15/33	100,000	97,661
Telefonica Europe B.V. 7.75%, due 9/15/10	100,000	106,022
		921,183
Transportation 0.0%‡
Canadian National Railway Co. 7.625%, due 5/15/23	50,000	55,458

Total Yankee Bonds (Cost $4,219,994)		3,995,929

Total Long-Term Bonds (Cost $122,637,090)		113,098,224

		Shares	Value
	Common Stocks 54.9%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A (i)	11,500	66,010
	Publicis Groupe	393	13,970
			79,980
	Aerospace & Defense 0.9%
	BBA Aviation PLC	43,239	97,689
	Boeing Co. (The)	2,866	122,980
	European Aeronautic Defence and Space Co. N.V.	3,206	61,140
	General Dynamics Corp.	19,196	1,063,266
	Goodrich Corp.	9,615	493,826
	Lockheed Martin Corp.	1,073	80,218
	MTU Aero Engines Holding A.G.	1,011	36,745
	Northrop Grumman Corp.	2,146	95,669
	Raytheon Co.	2,836	133,150
	United Technologies Corp.	4,818	262,437
			2,447,120
	Agriculture 3.0%
	Altria Group, Inc.	153,414	2,689,347
	Archer-Daniels-Midland Co.	38,968	1,173,716
	British American Tobacco PLC	1,897	58,877
	Golden Agri-Resources, Ltd.	15,000	4,430
	Lorillard, Inc.	10,753	792,711
	Philip Morris International, Inc.	52,426	2,443,052
	Reynolds American, Inc.	15,960	694,420
			7,856,553
	Airlines 0.1%
	Deutsche Lufthansa A.G.	3,118	42,130
	Nationwide Health Properties, Inc.	10,284	298,442
			340,572
	Apparel 0.1%
	Jones Apparel Group, Inc.	13,237	182,141
	Li Ning Co., Ltd.	7,000	23,303
	Tod's S.p.A.	204	11,811
			217,255
	Auto Manufacturers 0.3%
	Daimler A.G.	352	16,290
	Honda Motor Co., Ltd.	7,400	238,520
	Nissan Motor Co., Ltd.	23,700	172,569
	Toyota Motor Corp.	7,800	328,898
	Volkswagen A.G.	18	6,472
			762,749
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	1,875	48,525
	Pirelli & C S.p.A (i)	5,877	2,450
	Sumitomo Electric Industries, Ltd.	1,500	18,690
	TRW Automotive Holdings Corp. (i)	25,071	421,945
			491,610
	Banks 1.3%
	Aozora Bank, Ltd. (i)	2,000	2,769
	Banco Bilbao Vizcaya Argentaria S.A.	11,050	181,435
	Banco Santander S.A.	27,608	399,793
	Barclays PLC	30,595	154,498
	BNP Paribas S.A.	3,541	258,153
	Chuo Mitsui Trust Holdings, Inc.	2,000	6,975
	Commonwealth Bank of Australia	3,666	131,227
	DBS Group Holdings, Ltd.	3,000	28,934
	Deutsche Bank A.G.	1,255	81,191
	DnB NOR ASA (i)	6,200	53,954
	Erste Group Bank A.G.	2,532	88,381
	HSBC Holdings PLC	30,688	310,524
	Intesa Sanpaolo S.p.A.	1,119	3,158
	Lloyds TSB Group PLC	10,587	15,032
	Mitsubishi UFJ Financial Group, Inc.	15,600	93,312
	Mizuho Financial Group, Inc.	21,300	48,396
	National Australia Bank, Ltd.	673	13,695
	National Bank of Greece S.A. (i)	4,660	136,026
	Northern Rock PLC (c)(e)(i)	63,213	1,056
	Oversea-Chinese Banking Corp., Ltd.	28,000	152,145
	Popular, Inc.	37,237	47,291
	Raiffeisen International Bank Holding A.G.	1,600	71,402
	Royal Bank of Scotland Group PLC (i)	37,981	28,452
	San-In Godo Bank, Ltd. (The)	2,000	18,853
	Shinsei Bank, Ltd. (i)	4,000	5,918
	Standard Chartered PLC	687	16,307
	State Street Corp.	3,013	151,554
	Sumitomo Mitsui Financial Group, Inc.	4,100	175,482
	UniCredit S.p.A. (i)	70,789	207,340
	Valley National Bancorp	17,255	219,484
	Westpac Banking Corp.	2,456	44,553
	Wilmington Trust Corp.	3,226	37,067
	Yamaguchi Financial Group, Inc.	7,000	95,799
			3,280,156
	Beverages 0.4%
	Coca-Cola Co. (The)	6,760	336,918
	Diageo PLC	12,354	193,573
	InBev N.V.	2,983	118,685
	PepsiCo, Inc.	6,452	366,151
			1,015,327
	Building Materials 0.1%
	JS Group Corp.	2,800	43,439
	Masco Corp.	24,403	339,934
			383,373
	Capital Markets 0.0%‡
	UBS A.G. (i)	7,245	105,829

	Chemicals 3.0%
	Ashland, Inc.	12,659	419,519
	BASF A.G.	4,844	242,750
	Bayer A.G.	546	33,510
	Cabot Corp.	9,293	170,062
	Camden Property Trust	20,203	596,190
	Dow Chemical Co. (The)	98,846	2,092,570
	E.I. du Pont de Nemours & Co.	88,239	2,729,232
	Incitec Pivot, Ltd.	61,024	140,863
	Koninklijke DSM N.V.	3,172	113,388
	Lubrizol Corp. (The)	7,558	437,835
	Monsanto Co.	3,605	302,820
	Mosaic Co. (The)	1,577	82,241
	Nippon Shokubai Co, Ltd.	10,000	82,008
	Valspar Corp.	13,037	330,097
			7,773,085
	Coal 0.0%‡
	Arch Coal, Inc.	3,061	53,292

	Commercial Services 1.2%
	Accenture, Ltd. Class A	30,612	1,073,563
	Dai Nippon Printing Co., Ltd.	9,000	131,826
	Global Payments, Inc.	2,937	124,235
	Hillenbrand, Inc.	5,090	92,231
	Macquarie Infrastructure Group	5,399	6,547
	Mastercard, Inc. Class A	757	146,881
	R.R. Donnelley & Sons Co.	69,847	970,873
	Robert Half International, Inc.	13,740	340,615
	Toppan Printing Co., Ltd.	12,000	122,505
	Visa, Inc. Class A	3,036	198,736
			3,208,012
	Computers 2.2%
	Hewlett-Packard Co.	31,879	1,380,361
¤	International Business Machines Corp.	29,499	3,478,817
	Logica PLC	91,673	155,049
	NEC Fielding, Ltd.	100	1,433
	NET One Systems Co., Ltd.	12	21,191
	TDK Corp.	2,700	142,098
	Western Digital Corp. (i)	17,581	531,825
			5,710,774
	Cosmetics & Personal Care 1.0%
	Colgate-Palmolive Co.	1,393	100,909
	Kao Corp.	4,000	90,673
	Procter & Gamble Co. (The)	44,678	2,480,076
			2,671,658
	Distribution & Wholesale 0.1%
	Fastenal Co.	4,220	150,105
	Sumitomo Corp.	7,900	78,228
			228,333
	Diversified Financial Services 0.5%
	American Express Co.	2,355	66,717
	BlackRock, Inc.	883	168,247
	Charles Schwab Corp. (The)	6,810	121,695
	CME Group, Inc.	315	87,831
	Credit Suisse Group A.G.	4,960	234,389
	Daiwa Securities Group, Inc.	17,000	100,608
	Goldman Sachs Group, Inc. (The)	738	120,515
	Henderson Group PLC	43,463	78,153
	JPMorgan Chase & Co.	4,207	162,601
	Mediobanca S.p.A.	55	772
	Singapore Exchange, Ltd.	8,000	48,473
	Tokai Tokyo Securities Co., Ltd.	9,000	33,004
	Tullett Prebon PLC	12,030	71,339
			1,294,344
	Electric 4.9%
	AGL Energy, Ltd.	79	984
	Ameren Corp.	23,052	586,212
	American Electric Power Co., Inc.	24,637	762,762
	Chubu Electric Power Co., Inc.	1,200	28,914
	CLP Holdings, Ltd.	5,000	33,903
	Consolidated Edison, Inc.	45,923	1,807,529
	DTE Energy Corp.	30,436	1,048,825
	Duke Energy Corp.	144,420	2,235,622
	E.ON A.G.	7,054	267,036
	Enel S.p.A.	25,084	136,305
	Energias de Portugal S.A.	19,626	77,849
	Hawaiian Electric Industries, Inc.	10,459	186,902
	Integrys Energy Group, Inc.	9,592	324,018
	Kansai Electric Power Co., Inc. (The)	3,400	75,995
	Kyushu Electric Power Co., Inc.	1,800	38,806
	Mirant Corp. (i)	19,083	344,639
	Okinawa Electric Power Co., Inc. (The)	300	15,820
	Pepco Holdings, Inc.	22,196	319,179
	PG&E Corp.	20,477	826,657
	Pinnacle West Capital Corp.	32,976	1,053,913
	Progress Energy, Inc.	41,785	1,648,000
	RWE A.G.	711	60,043
	SCANA Corp.	9,958	352,015
	Southern Co. (The)	7,652	240,273
	SP AusNet	2,977	1,942
	Tohoku Electric Power Co., Inc.	4,700	97,899
	Tokyo Electric Power Co., Inc. (The)	1,100	28,190
	Westar Energy, Inc.	15,675	308,327
			12,908,559
	Electrical Components & Equipment 0.8%
	Emerson Electric Co.	48,580	1,767,340
	Fujikura, Ltd.	23,000	121,775
	Hitachi Cable, Ltd.	11,000	36,502
	Hitachi, Ltd.	11,000	36,967
	Mitsubishi Electric Corp.	4,000	29,337
	Nexans S.A.	250	16,822
	Vossloh A.G.	165	19,139
			2,027,882
	Electronics 0.4%
	Alps Electric Co., Ltd.	20,000	111,598
	Garmin, Ltd.	32,175	889,961
			1,001,559
	Engineering & Construction 0.2%
	ABB, Ltd. (i)	170	3,105
	Auckland International Airport, Ltd.	1,926	2,168
	Bilfinger Berger A.G.	2,201	115,445
	COMSYS Holdings Corp.	4,700	54,438
	Keller Group PLC	6,902	73,789
	Macquarie Airports	8,134	16,939
	Vinci S.A.	2,495	126,989
			392,873
	Entertainment 0.1%
	OPAP S.A.	3,685	88,500
	Oriental Land Co, Ltd.	400	26,801
	Tatts Group, Ltd.	46,036	94,330
			209,631
	Food 0.9%
	Dairy Crest Group PLC	21,762	119,690
	Delhaize Group	1,428	102,112
	General Mills, Inc.	2,259	133,078
	Goodman Fielder, Ltd.	2,827	3,275
	Koninklijke Ahold N.V.	10,175	115,715
	Kraft Foods, Inc. Class A	25,489	722,358
	Kroger Co. (The)	5,617	120,091
	Metcash, Ltd.	33,505	119,934
	Nestle S.A. Registered	11,005	452,908
	Nisshin Oillio Group, Ltd. (The)	19,000	101,200
	Parmalat S.p.A	26,509	66,234
	Tesco PLC	8,070	49,541
	Unilever N.V.	20	551
	Unilever N.V., CVA	1,902	51,968
	Unilever PLC	1,859	49,065
	Yamazaki Baking Co., Ltd.	5,000	62,827
			2,270,547
	Food Services 0.0%‡
	Compass Group PLC	12,195	65,697

	Gas 0.5%
	GDF Suez S.A.	1,283	49,017
	NiSource, Inc.	90,489	1,166,403
			1,215,420
	Hand & Machine Tools 0.0%‡
	Gildemeister A.G.	1,956	21,021

	Health Care - Products 0.7%
	Baxter International, Inc.	4,618	260,317
	Becton, Dickinson & Co.	1,964	127,955
	Fisher & Paykel Healthcare Corp.	20,662	44,464
	Johnson & Johnson	16,332	994,455
	Medtronic, Inc.	8,195	290,267
	Nihon Kohden Corp.	1,200	16,752
			1,734,210
Health Care - Services 0.1%
Aetna, Inc.	4,796	129,348

Holding Company - Diversified 0.1%
Keppel Corp., Ltd.	21,000	122,427
Swire Pacific, Ltd. Class A	12,000	134,399
Swire Pacific, Ltd. Class B	2,500	5,303
Wharf Holdings, Ltd.	13,000	61,225
		323,354
Home Builders 0.1%
D.R. Horton, Inc.	4,193	48,597
Thor Industries, Inc.	9,067	216,792
		265,389
Home Furnishing 0.0%‡
Matsushita Electric Industrial Co., Ltd.	1,200	19,022
Sony Corp.	2,500	70,674
		89,696
Household Products & Wares 0.7%
Avery Dennison Corp.	16,498	440,992
Kimberly-Clark Corp.	22,261	1,301,155
Reckitt Benckiser Group PLC	1,949	93,634
		1,835,781
Insurance 3.3%
Aegon N.V.	1,598	11,748
Aflac, Inc.	31,607	1,196,641
Allianz SE	419	41,326
Allied World Assurance Holdings, Ltd./Bermuda	7,365	320,083
AXA S.A.	8,740	184,739
British Insurance Holdings PLC	26,798	93,446
Chubb Corp. (The)	8,577	396,086
Conseco, Inc. (i)	89,894	279,570
Endurance Specialty Holdings, Ltd.	6,377	212,800
Erie Indemnity Co. Class A	2,480	92,876
Friends Provident Group PLC	5,220	6,117
Hiscox, Ltd.	6,684	33,775
ING Groep N.V.	4,402	56,455
Legal & General Group PLC	13,166	14,175
Mercury General Corp.	4,768	167,214
MetLife, Inc.	29,631	1,005,972
Muenchener Rueckversicherungs A.G.	740	111,895
Old Mutual PLC	74,935	119,943
Old Republic International Corp.	80,338	830,695
OneBeacon Insurance Group, Ltd.	2,695	30,453
Principal Financial Group, Inc.	27,284	646,631
Protective Life Corp.	26,605	397,745
Prudential Financial, Inc.	13,941	617,168
QBE Insurance Group, Ltd.	6,657	108,568
Unitrin, Inc.	18,225	240,388
Unum Group	27,856	522,857
Validus Holdings, Ltd.	11,078	251,471
W.R. Berkley Corp.	3,872	89,947
XL Capital, Ltd. Class A	35,322	497,334
Zurich Financial Services A.G.	876	172,142
		8,750,260
Internet 0.0%‡
Iress Market Technology, Ltd.	4,528	27,304
WebMD Health Corp. Class A (i)	1,110	37,085
		64,389
Iron & Steel 1.2%
AK Steel Holding Corp.	3,347	65,835
ArcelorMittal	1,596	57,438
BlueScope Steel, Ltd.	35,868	101,094
Cliffs Natural Resources, Inc.	13,118	359,302
Nippon Steel Corp.	18,000	72,095
Nucor Corp.	37,379	1,662,244
ThyssenKrupp A.G.	4,462	137,369
United States Steel Corp.	12,528	497,988
Yamato Kogyo Co., Ltd.	3,600	112,233
		3,065,598
Lodging 0.0%‡
Starwood Hotels & Resorts Worldwide, Inc.	1,424	33,621

Machinery - Construction & Mining 0.0%‡
Caterpillar, Inc.	1,281	56,441
Outotec OYJ	384	9,102
		65,543
Machinery - Diversified 0.0%‡
Bobst Group A.G. (i)	29	916
Fuji Machine Manufacturing Co., Ltd.	1,500	18,626
		19,542
Media 0.3%
Fairfax Media, Ltd.	4,913	6,061
Meredith Corp.	9,530	252,259
Regal Entertainment Group Class A	6,232	77,526
Time Warner Cable, Inc.	3,023	99,940
Time Warner, Inc.	3,212	85,632
Vivendi S.A.	6,979	179,298
WPP PLC	9,638	74,341
		775,057
Metal Fabricate & Hardware 0.2%
Aurubis A.G.	359	12,505
Precision Castparts Corp.	1,831	146,132
Timken Co. (The)	13,305	271,156
Vallourec S.A.	900	118,400
		548,193
Mining 0.4%
Anglo American PLC	775	24,986
Antofagasta PLC	6,019	76,112
BHP Billiton PLC	4,957	129,423
BHP Billiton, Ltd.	11,105	351,538
Boliden AB	3,650	39,327
Fortescue Metals Group, Ltd. (i)	2,773	9,787
Kazakhmys PLC	9,314	133,259
Mongolia Energy Co., Ltd. (i)	4,000	1,528
Orica, Ltd.	875	16,436
OZ Minerals, Ltd.	7,011	6,567
Rio Tinto PLC	841	34,967
Sumitomo Metal Mining Co, Ltd.	8,000	120,476
		944,406
Miscellaneous - Manufacturing 1.3%
Alfa Laval AB	10,059	109,567
Carlisle Cos., Inc.	6,447	201,984
Danaher Corp.	2,636	161,429
Eaton Corp.	9,878	512,866
General Electric Co.	98,652	1,321,937
Illinois Tool Works, Inc.	15,603	632,702
Siemens A.G.	2,546	203,213
Sulzer A.G.	251	16,559
Trinity Industries, Inc.	12,437	173,620
		3,333,877
Office Equipment/Supplies 0.2%
Canon, Inc.	500	18,653
Pitney Bowes, Inc.	24,620	508,403
		527,056
	Oil & Gas 3.4%
	BG PLC, Sponsored ADR (j)	4,343	72,475
	BP PLC	53,959	448,155
	Caltex Australia, Ltd.	10,564	115,123
	Chevron Corp.	6,655	462,323
	Devon Energy Corp.	1,657	96,255
	ENI S.p.A.	10,108	235,265
¤	ExxonMobil Corp.	66,243	4,662,845
	INPEX Corp.	14	107,118
	Nippon Oil Corp.	9,000	47,746
	Noble Energy, Inc.	1,271	77,684
	Occidental Petroleum Corp.	6,353	453,223
	OMV A.G.	399	15,838
	Patterson-UTI Energy, Inc.	51,278	708,149
	Petro-Canada	2,981	123,324
	Petroleo Brasileiro S.A., ADR (j)	2,718	112,090
	Repsol YPF S.A.	4,358	101,185
	Royal Dutch Shell PLC Class A	10,658	279,873
	Royal Dutch Shell PLC Class B	7,029	182,464
	StatoilHydro ASA	1,200	25,647
	Sunoco, Inc.	9,545	235,666
	Total S.A.	4,318	239,469
	XTO Energy, Inc.	2,425	97,558
			8,899,475
	Oil & Gas Services 0.2%
	Baker Hughes, Inc.	2,671	108,175
	Helix Energy Solutions Group, Inc. (i)	24,714	259,250
	Tetra Technologies, Inc. (i)	22,941	176,875
			544,300
	Packaging & Containers 0.3%
	Silgan Holdings, Inc.	1,490	74,887
	Sonoco Products Co.	13,197	349,457
	Temple-Inland, Inc.	17,557	274,943
			699,287
	Pharmaceuticals 4.5%
	Abbott Laboratories	22,821	1,026,717
	Allergan, Inc.	2,884	154,092
	Astellas Pharma, Inc.	4,200	160,232
	AstraZeneca PLC	6,067	284,073
	Bristol-Myers Squibb Co.	97,286	2,114,998
	Bucyrus International, Inc.	2,043	60,228
	Daiichi Sankyo Co, Ltd.	2,200	39,989
	GlaxoSmithKline PLC	11,279	216,483
	Herbalife, Ltd.	12,866	442,719
	King Pharmaceuticals, Inc. (i)	31,489	285,605
	Merck & Co., Inc.	79,926	2,398,579
	Miraca Holdings, Inc.	4,400	109,971
	Novartis A.G., Registered	7,067	323,641
	Novo-Nordisk A/S Class B	1,492	87,812
¤	Pfizer, Inc.	207,219	3,300,999
	Roche Holding A.G., Genusscheine	1,077	169,817
	Sanofi-Aventis	4,186	274,211
	Schering-Plough Corp.	2,468	65,427
	Takeda Pharmaceutical Co., Ltd.	4,700	190,235
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (j)	2,482	132,390
			11,838,218
	Pipelines 0.0%‡
	Spectra Energy Corp.	5,412	99,364

	Real Estate 0.2%
	Cheung Kong Holdings, Ltd.	13,000	167,741
	Genting Singapore PLC (i)	9,000	5,284
	Hysan Development Co., Ltd.	33,000	89,632
	Kungsleden AB	3,545	19,061
	Nexity	2,176	74,993
	PSP Swiss Property A.G. (i)	440	23,366
	Tokyo Tatemono Co., Ltd.	21,000	102,975
	Wheelock & Co, Ltd.	4,000	11,226
			494,278
	Real Estate Investment Trusts 3.6%
	Alexandria Real Estate Equities, Inc.	7,370	280,871
	Annaly Capital Management, Inc.	117,266	1,975,932
	Brandywine Realty Trust	42,452	347,257
	BRE Properties, Inc.	18,800	446,124
	CapitaMall Trust	5,000	5,489
	CBL & Associates Properties, Inc.	37,645	223,611
	Chimera Investment Corp.	87,208	312,205
	Developers Diversified Realty Corp.	2,049	11,495
	Dexus Property Group	10,088	6,159
	Duke Realty Corp.	71,206	675,745
	GPT Group	20,068	8,895
	Health Care, Inc.	7,660	306,860
	Hospitality Properties Trust	24,166	381,581
	HRPT Properties Trust	137,435	662,437
	Liberty Property Trust	35,226	978,226
	Macerich Co. (The)	36,295	713,923
	Mack-Cali Realty Corp.	25,601	714,524
	Mirvac Group	5,671	6,047
	ProLogis	33,428	293,832
	Realty Income Corp.	14,770	348,277
	SL Green Realty Corp.	13,442	346,535
	Taubman Centers, Inc.	1,818	48,377
	Weingarten Realty Investors	21,675	334,445
			9,428,847
	Retail 3.3%
	Barnes & Noble, Inc.	16,720	385,062
	Best Buy Co., Inc.	2,946	110,092
	Compagnie Financiere Richemont S.A.	568	13,958
	CVS Caremark Corp.	6,887	230,577
	David Jones, Ltd.	20,068	86,269
	Foot Locker, Inc.	62,984	697,863
	Gap, Inc. (The)	31,708	517,475
	Guess?, Inc.	10,625	308,869
	Hennes & Mauritz AB	3,343	198,745
	Home Depot, Inc. (The)	3,716	96,393
	Home Retail Group PLC	27,731	145,455
	Limited Brands, Inc.	55,645	720,046
	Lowe’s Cos., Inc.	5,342	119,981
	McDonald’s Corp.	22,738	1,251,954
	PPR S.A.	1,191	132,730
	RadioShack Corp.	21,075	326,873
	Ross Stores, Inc.	2,826	124,598
	Seven & I Holdings Co., Ltd.	5,200	121,997
	Signet Jewelers, Ltd.	15,694	346,524
	Swatch Group A.G. (The)	1,358	50,386
	TJX Cos., Inc.	29,585	1,071,865
	Wal-Mart Stores, Inc.	23,588	1,176,569
	Walgreen Co.	5,235	162,547
	Wetherspoon (J.D.) PLC	5,309	40,085
	Williams-Sonoma, Inc.	21,367	300,420
			8,737,333
	Savings & Loans 0.1%
	New York Community Bancorp, Inc.	11,881	129,978

	Semiconductors 2.4%
	Applied Materials, Inc.	14,685	202,653
	Cypress Semiconductor Corp. (i)	28,865	306,546
	Integrated Device Technology, Inc. (i)	40,312	272,912
¤	Intel Corp.	187,307	3,605,660
	Intersil Corp. Class A	21,792	313,151
	NEC Electronics Corp. (i)	300	3,085
	Rohm Co., Ltd.	800	59,519
	Shinko Electric Industries Co., Ltd.	3,000	47,334
	Texas Instruments, Inc.	26,062	626,791
	Xilinx, Inc.	34,950	758,066
			6,195,717
	Shipbuilding 0.0%‡
	Cosco Corp. Singapore, Ltd.	2,000	1,821

	Software 0.4%
	Microsoft Corp.	33,487	787,614
	Oracle Corp.	11,503	254,561
	Sage Group PLC (The)	3,629	11,845
	SAP A.G.	387	18,203
	SimCorp A/S	185	31,762
			1,103,985
	Telecommunications 5.1%
¤	AT&T, Inc.	144,197	3,782,287
	CenturyTel, Inc.	34,368	1,078,812
	Corning, Inc.	7,951	135,167
	Deutsche Telekom A.G.	627	8,034
	Foxconn International Holdings, Ltd. (i)	5,000	3,497
	France Telecom S.A.	8,140	203,150
	Frontier Communications Corp.	110,830	775,810
	Nippon Telegraph & Telephone Corp.	3,400	140,492
	Nokia OYJ	15,800	210,334
	NTT DoCoMo, Inc.	107	155,143
	PCCW, Ltd.	8,000	2,178
	Portugal Telecom SGPS S.A. Registered	11,532	116,831
	QUALCOMM, Inc.	10,231	472,775
	Qwest Communications International, Inc.	341,612	1,318,622
	Telecom Italia S.p.A.	13,535	15,250
	Telefonaktiebolaget LM Ericsson Class B	16,828	165,109
	Telefonica S.A.	12,725	316,580
	Telephone and Data Systems, Inc.	2,508	64,556
	Verizon Communications, Inc.	97,734	3,134,329
	Vodafone Group PLC	99,177	203,277
	Windstream Corp.	134,703	1,181,345
			13,483,578
	Toys, Games & Hobbies 0.0%‡
	Nintendo Co., Ltd.	100	27,044

	Transportation 0.6%
	A P Moller – Maersk A/S	4	24,882
	Alexander & Baldwin, Inc.	3,195	93,358
	C.H. Robinson Worldwide, Inc.	2,194	119,639
	ComfortDelgro Corp., Ltd.	4,000	4,308
	CSX Corp.	4,009	160,841
	Expeditors International of Washington, Inc.	2,767	93,884
	J.B. Hunt Transport Services, Inc.	1,243	34,742
	Neptune Orient Lines, Ltd.	2,000	2,307
	Overseas Shipholding Group, Inc.	7,153	245,705
	Seino Holdings Corp.	2,000	15,662
	Tidewater, Inc.	10,304	463,680
	Union Pacific Corp.	4,363	250,960
			1,509,968
	Total Common Stocks (Cost $131,946,959)		143,731,724
Convertible Preferred Stock 0.0%‡
Diversified Financial Services 0.0%‡
General Motors Acceptance Corp. Preferred Blocker, Inc. 7.00% (b)	40	18,419

Total Convertible Preferred Stock (Cost $12,590)		18,419

Exchange Traded Fund 0.7% (k)
S&P 500 Index-SPDR Trust Series 1	19,143	1,891,520

Total Exchange Traded Fund (Cost $1,775,463)		1,891,520

Preferred Stocks 0.0%‡
Electric 0.0%‡
RWE A.G.	21	1,490

Health Care - Products 0.0%‡
Fresenius SE	525	29,767

Total Preferred Stocks (Cost $28,835)		31,257

	Principal Amount	Value
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $2,719,732 (Collateralized by United States Treasury Bills with rates between 0.089% - 0.199% and maturity dates between 9/10/09 - 9/24/09, with a Principal Amount of $2,785,000 and a Market Value of $2,784,258)	$2,719,728	2,719,728

Total Short-Term Investment (Cost $2,719,728)		2,719,728

Total Investments (Cost $259,120,665) (n)	99.8%	261,490,872
Cash and Other Assets,
Less Liabilities	0.2	596,376
Net Assets	100.0%	$262,087,248

	Contracts Long	Unrealized Appreciation (l)
Futures Contracts 0.0%‡
United States Treasury Note September 2009 (10 Year) (m)	76	$92,923

Total Futures Contracts (Settlement Value $8,913,375)		$92,923

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at July 31, 2009 is $3,308,258, which represents 1.3% of the Fund's net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security. The total market value of these securities at July 31, 2009 is $76,566, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(e)	Illiquid security. The total market value of these securities at July 31, 2009 is $293,131, which represents 0.1% of the Fund's net assets.
(f)	Issue in default.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	ADR - American Depositary Receipt.
(k)	Exchange Traded Fund - represents a basket of securities that is traded on an exchange.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(m)	At July 31, 2009, cash in the amount of $136,800 is segregated as collateral for futures contracts with the broker.
(n)	At July 31, 2009, cost is $261,059,291 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$21,860,441
Gross unrealized depreciation	(21,428,860)
Net unrealized appreciation	$431,581

The following is a list of the inputs used as of July 31, 2009, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$9,112,863	$75,510	$9,188,373
Corporate Bonds	—	41,658,268	—	41,658,268
Mortgage-Backed Securities	—	12,331,091	—	12,331,091
U.S. Government & Federal Agencies	—	45,924,563	—	45,924,563
Yankee Bonds	—	3,995,929	—	3,995,929
Total Long-Term Bonds	—	113,022,714	75,510	113,098,224
Common Stocks
Advertising	79,980	—	—	79,980
Aerospace & Defense	2,447,120	—	—	2,447,120
Agriculture	7,856,553	—	—	7,856,553
Airlines	340,572	—	—	340,572
Apparel	217,255	—	—	217,255
Auto Manufacturers	762,749	—	—	762,749
Auto Parts & Equipment	491,610	—	—	491,610
Banks	3,279,100	—	1,056	3,280,156
Beverages	1,015,327	—	—	1,015,327
Building Materials	383,373	—	—	383,373
Capital Markets	105,829	—	—	105,829
Chemicals	7,773,085	—	—	7,773,085
Coal	53,292	—	—	53,292
Commercial Services	3,208,012	—	—	3,208,012
Computers	5,710,774	—	—	5,710,774
Cosmetics & Personal Care	2,671,658	—	—	2,671,658
Distribution & Wholesale	228,333	—	—	228,333
Diversified Financial Services	1,294,344	—	—	1,294,344
Electric	12,908,559	—	—	12,908,559
Electrical Components & Equipment	2,027,882	—	—	2,027,882
Electronics	1,001,559	—	—	1,001,559
Engineering & Construction	392,873	—	—	392,873
Entertainment	209,631	—	—	209,631
Food	2,270,547	—	—	2,270,547
Food Services	65,697	—	—	65,697
Gas	1,215,420	—	—	1,215,420
Hand & Machine Tools	21,021	—	—	21,021
Health Care - Products	1,734,210	—	—	1,734,210
Health Care - Services	129,348	—	—	129,348
Holding Company - Diversified	323,354	—	—	323,354
Home Builders	265,389	—	—	265,389
Home Furnishing	89,696	—	—	89,696
Household Products & Wares	1,835,781	—	—	1,835,781
Insurance	8,750,260	—	—	8,750,260
Internet	64,389	—	—	64,389
Iron & Steel	3,065,598	—	—	3,065,598
Lodging	33,621	—	—	33,621
Machinery - Construction & Mining	65,543	—	—	65,543
Machinery - Diversified	19,542	—	—	19,542
Media	775,057	—	—	775,057
Metal Fabricate & Hardware	548,193	—	—	548,193
Mining	944,406	—	—	944,406
Miscellaneous - Manufacturing	3,333,877	—	—	3,333,877
Office Equipment/Supplies	527,056	—	—	527,056
Oil & Gas	8,899,475	—	—	8,899,475
Oil & Gas Services	544,300	—	—	544,300
Packaging & Containers	699,287	—	—	699,287
Pharmaceuticals	11,838,218	—	—	11,838,218
Pipelines	99,364	—	—	99,364
Real Estate	494,278	—	—	494,278
Real Estate Investment Trusts	9,428,847	—	—	9,428,847
Retail	8,737,333	—	—	8,737,333
Savings & Loans	129,978	—	—	129,978
Semiconductors	6,195,717	—	—	6,195,717
Shipbuilding	1,821	—	—	1,821
Software	1,103,985	—	—	1,103,985
Telecommunications	13,483,578	—	—	13,483,578
Toys, Games & Hobbies	27,044	—	—	27,044
Transportation	1,509,968	—	—	1,509,968
Total Common Stocks	143,730,668	—	1,056	143,731,724
Convertible Preferred Stock
Diversified Financial Services	18,419	—	—	18,419
Total Convertible Preferred Stock	18,419	—	—	18,419
Exchange Traded Fund	1,891,520	—	—	1,891,520
Preferred Stocks
Electric	1,490	—	—	1,490
Health Care - Products	29,767	—	—	29,767
Total Preferred Stocks	31,257	—	—	31,257
Short-Term Investment
Repurchase Agreement	—	2,719,728	—	2,719,728
Total Short-Term Investment	—	2,719,728	—	2,719,728
Futures Contracts (a)	92,923	—	—	92,923
Total	$145,764,787	$115,742,442	$76,566	$261,583,795

(a) The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Asset-Backed Securities
Home Equity
	$85,380	$(75)	$(84)	$15,011	$0	$(24,722)	$0	$0	$75,510	$15,011
Common Stocks
Banks
	11,526	0	(51,310)	55,990	12,492	(27,642)	0	0	1,056	55,990
Total	$96,906	$(75)	$(51,394)	$71,001	$12,492	$(52,364)	$0	$0	$76,566	$71,001

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	96	USD	137	USD	137
Pound Sterling	GBP	776		1,270		1,296
Total			USD	1,407	USD	1,433

MainStay Indexed Bond Fund
Portfolio of Investments ††† July 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 98.6%†
	Asset-Backed Securities 0.5%
	Credit Cards 0.1%
	Chase Issuance Trust Series 2005, Class A-10 4.65%, due 12/17/12	$500,000	$517,151

	Finance-Other 0.2%
	Drive Auto Receivables Trust Series 2005-3, Class A4 5.09%, due 6/17/13 (a)	158,842	162,115
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	250,000	193,444
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	195,450	157,030
	Residential Funding Mortgage Securities II, Inc. Series 2007-HSA3, Class 1A3 6.03%, due 5/25/37 (b)	500,000	260,672
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (b)	96,707	63,928
			837,189
	Home Equity 0.2%
	Citicorp Residential Mortgage Securities, Inc. Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	1,000,000	946,798
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3 1.00%, due 5/25/35 (b)	500,000	213,650
			1,160,448
	Transportation 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 3/15/20	56,192	50,011

	Total Asset-Backed Securities (Cost $3,233,516)		2,564,799

	Corporate Bonds 18.6%
	Banks 2.3%
¤	Bank of America Corp.
	2.10%, due 4/30/12 (c)	2,000,000	2,011,692
	4.75%, due 8/1/15	250,000	237,477
	4.90%, due 5/1/13	500,000	502,744
	5.25%, due 12/1/15	200,000	184,354
	5.375%, due 6/15/14	300,000	303,916
	5.42%, due 3/15/17	1,100,000	990,174
	5.625%, due 10/14/16	100,000	95,447
	5.65%, due 5/1/18	325,000	309,989
	Bank One Corp. 5.90%, due 11/15/11	250,000	263,929
	BB&T Corp. 6.50%, due 8/1/11	100,000	103,455
	Branch Banking & Trust Co. 4.875%, due 1/15/13	100,000	101,119
	Capital One Financial Corp.
	5.25%, due 2/21/17	100,000	90,023
	6.15%, due 9/1/16	75,000	67,044
	Fifth Third Bank 4.75%, due 2/1/15	250,000	212,466
	JPMorgan Chase Bank N.A.
	5.875%, due 6/13/16	150,000	149,859
	6.00%, due 10/1/17	785,000	815,674
	KeyBank N.A. 5.80%, due 7/1/14	375,000	346,227
	Marshall & Ilsley Bank 5.00%, due 1/17/17	150,000	107,359
	Mellon Funding Corp. 5.00%, due 12/1/14	250,000	255,832
	Mercantile Bankshares Corp. Series B 4.625%, due 4/15/13	100,000	90,814
	Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	50,000	51,635
	National City Bank of Pennsylvania 6.25%, due 3/15/11	250,000	255,098
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	169,917
	PNC Funding Corp. 7.50%, due 11/1/09	100,000	101,240
	Sanwa Bank, Ltd. 7.40%, due 6/15/11	100,000	105,708
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	100,354
	SunTrust Banks, Inc.
	5.40%, due 4/1/20	100,000	81,572
	5.45%, due 12/1/17	100,000	88,881
	Swiss Bank Corp. 7.75%, due 9/1/26	100,000	86,542
	Synovus Financial Corp. 4.875%, due 2/15/13	50,000	30,213
	U.S. Bank N.A.
	4.80%, due 4/15/15	100,000	100,357
	6.375%, due 8/1/11	250,000	267,668
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	561,394
	5.00%, due 8/15/15	50,000	47,904
	5.60%, due 3/15/16	200,000	199,545
	6.60%, due 1/15/38	300,000	303,103
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	100,691
	5.50%, due 8/1/35	125,000	104,248
	Wells Fargo Bank N.A.
	5.75%, due 5/16/16	350,000	351,851
	5.95%, due 8/26/36	150,000	138,451
	6.45%, due 2/1/11	550,000	577,071
			11,063,037
	Consumer 2.0%
	Anheuser-Busch Cos., Inc. 6.45%, due 9/1/37	250,000	255,226
	Archer-Daniels-Midland Co.
	5.45%, due 3/15/18	100,000	106,715
	6.45%, due 1/15/38	200,000	217,701
	Avon Products, Inc. 5.125%, due 1/15/11	50,000	52,004
	Bottling Group LLC 5.50%, due 4/1/16	100,000	106,772
	Bunge Limited Finance Corp. 5.35%, due 4/15/14	100,000	99,081
	Campbell Soup Co.
	4.50%, due 2/15/19	250,000	251,925
	4.875%, due 10/1/13	100,000	107,230
	Coca-Cola Enterprises, Inc.
	7.00%, due 10/1/26	100,000	115,659
	8.50%, due 2/1/22	252,000	329,877
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	99,859
	ConAgra Foods, Inc.
	7.00%, due 10/1/28	100,000	107,249
	7.875%, due 9/15/10	67,000	71,516
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	106,726
	CVS Caremark Corp.
	4.875%, due 9/15/14	50,000	51,678
	6.25%, due 6/1/27	175,000	186,275
	Dell, Inc. 4.70%, due 4/15/13	175,000	182,422
	General Mills, Inc.
	5.65%, due 9/10/12	65,000	70,637
	5.70%, due 2/15/17	100,000	107,980
	H.J. Heinz Finance Co. 6.625%, due 7/15/11	300,000	319,309
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	99,527
	Home Depot, Inc.
	5.40%, due 3/1/16	200,000	206,191
	5.875%, due 12/16/36	250,000	231,012
	Kellogg Co. Series B 7.45%, due 4/1/31	150,000	191,461
	Kohl's Corp. 6.30%, due 3/1/11	200,000	207,996
	Kraft Foods, Inc.
	5.25%, due 10/1/13	100,000	105,402
	6.125%, due 2/1/18	250,000	272,872
	6.50%, due 8/11/17	225,000	250,045
	Kroger Co. (The)
	5.50%, due 2/1/13	250,000	262,597
	6.40%, due 8/15/17	175,000	191,034
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	113,686
	6.875%, due 2/15/28	100,000	112,462
	McDonalds Corp. 5.80%, due 10/15/17	310,000	339,566
	Newell Rubbermaid, Inc. 6.75%, due 3/15/12	50,000	51,094
	Pepsi Bottling Group, Inc. 7.00%, due 3/1/29	60,000	71,346
	PepsiCo., Inc. 5.15%, due 5/15/12	250,000	270,963
	Pfizer, Inc. 6.20%, due 3/15/19	650,000	735,418
	Philip Morris International, Inc. 5.65%, due 5/16/18	325,000	345,775
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	250,000	257,836
	4.85%, due 12/15/15	75,000	81,268
	5.55%, due 3/5/37	100,000	107,864
	5.80%, due 8/15/34	75,000	82,713
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	99,175
	5.80%, due 8/15/12	200,000	216,025
	6.35%, due 8/15/17	100,000	109,521
	Sara Lee Corp. 6.25%, due 9/15/11	150,000	158,389
	Sysco Corp. 5.375%, due 9/21/35	100,000	96,658
	Target Corp.
	6.00%, due 1/15/18	250,000	272,415
	6.50%, due 10/15/37	150,000	158,640
	Wal-Mart Stores, Inc.
	5.375%, due 4/5/17	350,000	376,094
	6.50%, due 8/15/37	350,000	406,400
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	137,980
			9,565,266
Electric 1.8%
Alabama Power Co. 5.55%, due 2/1/17	50,000	53,467
American Electric Power Co., Inc. Series C 5.375%, due 3/15/10	200,000	204,286
Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	94,320
Arizona Public Service Co. 6.375%, due 10/15/11	100,000	105,844
Baltimore Gas & Electric Co. 6.125%, due 7/1/13	100,000	105,175
CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	104,542
Consolidated Edison Co. of New York, Inc.
6.20%, due 6/15/36	100,000	108,012
6.30%, due 8/15/37	225,000	246,528
Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	96,659
Consumers Energy Co.
Series F 4.00%, due 5/15/10	250,000	253,194
Series B 5.375%, due 4/15/13	100,000	103,771
Dominion Resources, Inc. 5.15%, due 7/15/15	100,000	104,367
DTE Energy Co. 7.05%, due 6/1/11	250,000	263,122
Duke Energy Carolinas LLC 6.00%, due 1/15/38	200,000	218,321
Entergy Mississippi, Inc. 5.15%, due 2/1/13	75,000	75,985
Exelon Corp. 6.75%, due 5/1/11	520,000	552,048
FirstEnergy Corp.
Series B 6.45%, due 11/15/11	250,000	266,680
Series C 7.375%, due 11/15/31	200,000	219,967
Florida Power & Light
5.55%, due 11/1/17	100,000	109,671
5.95%, due 10/1/33	100,000	109,251
Florida Power Corp. 6.35%, due 9/15/37	150,000	172,441
Georgia Power Co. 5.65%, due 3/1/37	100,000	104,029
IES Utilities, Inc. Series B 6.75%, due 3/15/11	100,000	104,516
Indiana Michigan Power Co. 7.00%, due 3/15/19	50,000	55,533
Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	40,577
Kansas City Power & Light Co. 6.50%, due 11/15/11	50,000	53,675
MidAmerican Energy Holdings Co. 5.875%, due 10/1/12	100,000	108,282
MidAmerican Funding LLC 6.75%, due 3/1/11	100,000	106,481
Nevada Power Co.
6.50%, due 4/15/12	50,000	53,360
6.50%, due 8/1/18	150,000	161,616
NiSource Finance Corp. 6.15%, due 3/1/13	175,000	175,067
Northern States Power Co. 6.875%, due 8/1/09	100,000	100,000
Ohio Power Co.
Series K 6.00%, due 6/1/16	50,000	52,412
Series G 6.60%, due 2/15/33	150,000	155,142
Oncor Electric Delivery Co.
6.375%, due 5/1/12	100,000	107,717
7.00%, due 9/1/22	100,000	113,838
Pacific Gas & Electric Co. 5.625%, due 11/30/17	500,000	533,244
Pacificorp 6.25%, due 10/15/37	150,000	169,096
Peco Energy Co. 5.95%, due 10/1/36	100,000	106,035
Pepco Holdings, Inc.
6.45%, due 8/15/12	100,000	105,902
7.45%, due 8/15/32	100,000	100,347
PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	103,739
Progress Energy, Inc. 5.625%, due 1/15/16	250,000	259,891
PSE&G Power LLC
7.75%, due 4/15/11	100,000	107,993
8.625%, due 4/15/31	50,000	63,514
PSI Energy, Inc. 5.00%, due 9/15/13	100,000	103,526
Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	50,000	49,177
Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	94,448
San Diego Gas & Electric Co. 5.35%, due 5/15/35	25,000	25,109
SCANA Corp. 6.25%, due 2/1/12	100,000	106,259
South Carolina Electric & Gas Co.
6.05%, due 1/15/38	100,000	108,345
6.50%, due 11/1/18	90,000	102,738
Southern California Edison Co.
5.00%, due 1/15/14	225,000	240,122
6.00%, due 1/15/34	100,000	109,993
Southern Power Co.
4.875%, due 7/15/15	100,000	98,851
Series B 6.25%, due 7/15/12	150,000	164,312
Union Electric Co.
4.65%, due 10/1/13	100,000	100,523
5.40%, due 2/1/16	100,000	98,651
Virginia Electric and Power Co.
5.00%, due 6/30/19	120,000	123,769
6.00%, due 1/15/36	100,000	108,570
6.00%, due 5/15/37	125,000	135,374
Wisconsin Energy Corp. 6.50%, due 4/1/11	175,000	185,897
Xcel Energy, Inc. 6.50%, due 7/1/36	200,000	204,665
		8,769,986
Energy 1.1%
Amerada Hess Corp. 7.30%, due 8/15/31	100,000	109,670
Anadarko Petroleum Corp.
5.95%, due 9/15/16	325,000	337,665
6.45%, due 9/15/36	150,000	150,561
Apache Corp. 6.00%, due 1/15/37	150,000	164,629
Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	116,847
Chevron Corp. 4.95%, due 3/3/19	250,000	265,666
ConocoPhillips 5.90%, due 10/15/32	250,000	260,313
Devon Energy Corp. 7.95%, due 4/15/32	50,000	62,067
Devon Financing Corp. LLC 6.875%, due 9/30/11	400,000	436,972
Duke Capital LLC 6.75%, due 2/15/32	125,000	115,315
Energy Transfer Partners, L.P.
5.95%, due 2/1/15	130,000	137,673
6.70%, due 7/1/18	100,000	106,901
Enterprise Products Operating, L.P. Series B 6.875%, due 3/1/33	200,000	222,729
Halliburton Co. 5.50%, due 10/15/10	100,000	104,465
Hess Corp. 6.65%, due 8/15/11	50,000	53,698
Kinder Morgan Energy Partners, L.P.
5.00%, due 12/15/13	150,000	153,767
5.80%, due 3/15/35	250,000	233,891
6.75%, due 3/15/11	200,000	210,698
Marathon Oil Corp.
6.00%, due 10/1/17	100,000	104,297
6.80%, due 3/15/32	100,000	102,441
ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	214,909
ONEOK, Inc. 7.125%, due 4/15/11	100,000	106,197
Pemex Project Funding Master Trust 6.625%, due 6/15/35	250,000	236,055
Plains All American Pipeline, L.P./PAA Finance Corp. 6.65%, due 1/15/37	65,000	66,914
Spectra Energy Capital LLC 6.20%, due 4/15/18	50,000	52,758
Tennessee Gas Pipeline Co. 7.50%, due 4/1/17	300,000	333,072
Valero Energy Corp.
6.625%, due 6/15/37	100,000	88,869
7.50%, due 4/15/32	100,000	97,644
Williams Cos., Inc. 8.75%, due 3/15/32	250,000	281,875
XTO Energy, Inc.
4.90%, due 2/1/14	75,000	77,655
6.10%, due 4/1/36	60,000	61,678
6.75%, due 8/1/37	100,000	111,873
		5,179,764

Finance-Other 3.9%
AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (a)(d)	250,000	239,541
AMB Property, L.P. 6.30%, due 6/1/13	50,000	46,646
American Express Co.
5.50%, due 9/12/16	75,000	71,346
6.15%, due 8/28/17	525,000	517,008
American Express Credit Corp. 7.30%, due 8/20/13	100,000	106,745
American General Finance Corp. Series I 5.40%, due 12/1/15	350,000	202,672
AvalonBay Communities, Inc. 4.95%, due 3/15/13	100,000	96,743
Bear Stearns Cos., Inc. (The)
5.30%, due 10/30/15	100,000	100,549
5.50%, due 8/15/11	100,000	105,173
5.70%, due 11/15/14	250,000	267,059
7.25%, due 2/1/18	400,000	448,411
Boston Properties, Inc. 6.25%, due 1/15/13	100,000	99,890
Brandywine Operating Partnership, L.P. 4.50%, due 11/1/09	125,000	124,668
Camden Property Trust 5.00%, due 6/15/15	100,000	90,710
Capital One Bank 5.125%, due 2/15/14	100,000	101,503
Caterpillar Financial Services Corp. 6.20%, due 9/30/13	250,000	266,583
Chelsea Property Group, Inc. 6.00%, due 1/15/13	100,000	98,733
Citigroup, Inc.
4.70%, due 5/29/15	300,000	259,236
4.875%, due 5/7/15	350,000	307,570
5.875%, due 2/22/33	600,000	442,628
6.125%, due 11/21/17	1,000,000	919,618
Colonial Realty, L.P. 4.80%, due 4/1/11	14,000	13,157
Countrywide Financial Corp. 6.25%, due 5/15/16	200,000	187,041
Credit Suisse First Boston USA, Inc.
4.875%, due 1/15/15	575,000	584,741
5.125%, due 1/15/14	100,000	104,797
6.50%, due 1/15/12	250,000	271,959
Developers Diversified Realty Corp. 5.00%, due 5/3/10	50,000	48,282
ERP Operating, L.P.
5.125%, due 3/15/16	50,000	46,156
5.375%, due 8/1/16	50,000	46,269
Goldman Sachs Group, Inc. (The)
1.625%, due 7/15/11 (c)	2,000,000	2,014,596
5.15%, due 1/15/14	625,000	646,723
5.35%, due 1/15/16	350,000	355,085
5.95%, due 1/18/18	500,000	526,813
6.25%, due 9/1/17	350,000	374,828
Hospitality Properties Trust 5.125%, due 2/15/15	50,000	40,405
John Deere Capital Corp. 7.00%, due 3/15/12	250,000	277,345
JPMorgan Chase & Co.
2.20%, due 6/15/12 (c)	1,000,000	1,008,588
4.875%, due 3/15/14	250,000	256,404
5.15%, due 10/1/15	500,000	505,905
5.75%, due 1/2/13	200,000	211,563
Kimco Realty Corp. 5.783%, due 3/15/16	50,000	43,239
Liberty Property, L.P.
5.125%, due 3/2/15	100,000	85,792
8.50%, due 8/1/10	100,000	101,335
Mack-Cali Realty, L.P. 5.05%, due 4/15/10	201,000	200,629
Merrill Lynch & Co., Inc.
Series C 5.00%, due 1/15/15	150,000	141,958
Series B 5.30%, due 9/30/15	250,000	242,527
5.70%, due 5/2/17	100,000	88,222
5.77%, due 7/25/11	200,000	206,422
6.40%, due 8/28/17	400,000	392,841
Morgan Stanley
Series E 5.45%, due 1/9/17	425,000	423,614
5.625%, due 1/9/12	350,000	364,394
6.00%, due 4/28/15	850,000	879,964
6.25%, due 8/28/17	400,000	415,973
National Rural Utilities Cooperative Finance Corp.
5.45%, due 2/1/18	150,000	154,089
5.75%, due 8/28/09	250,000	250,733
8.00%, due 3/1/32	75,000	86,567
Pricoa Global Funding I
4.20%, due 1/15/10 (a)	100,000	99,722
4.625%, due 6/25/12 (a)	100,000	98,053
ProLogis
5.625%, due 11/15/15	100,000	85,228
6.625%, due 5/15/18	50,000	42,472
Regency Centers, L.P. 5.25%, due 8/1/15	100,000	85,744
Simon Property Group, L.P.
5.25%, due 12/1/16	200,000	182,062
5.45%, due 3/15/13	100,000	100,290
SLM Corp. 5.625%, due 8/1/33	250,000	129,044
Toyota Motor Credit Corp.
4.25%, due 3/15/10	100,000	101,804
5.45%, due 5/18/11	150,000	156,894
U.S. Bancorp 1.80%, due 5/15/12 (c)	700,000	697,311
Unilever Capital Corp. 5.90%, due 11/15/32	100,000	106,323
World Savings Bank FSB 4.125%, due 12/15/09	100,000	101,159
		18,498,094
Gas 0.1%
AGL Capital Corp. 4.45%, due 4/15/13	100,000	93,282
Occidental Petroleum Corp. 4.125%, due 6/1/16	250,000	247,429
Sempra Energy
6.00%, due 2/1/13	100,000	103,946
6.50%, due 6/1/16	75,000	82,332
		526,989
Independent 1.0%
American General Finance Corp. Series H 4.00%, due 3/15/11	250,000	175,573
Ameriprise Financial, Inc. 5.35%, due 11/15/10	3,000	2,998
CitiFinancial Credit Co. 8.70%, due 6/15/10	227,000	229,856
General Electric Capital Corp.
5.00%, due 1/8/16	375,000	372,421
5.40%, due 2/15/17	200,000	198,357
5.875%, due 1/14/38	525,000	454,823
6.00%, due 6/15/12	1,125,000	1,199,861
Series A 6.75%, due 3/15/32	650,000	622,397
HSBC Bank USA N.A. 4.625%, due 4/1/14	425,000	427,654
HSBC Finance Corp.
5.50%, due 1/19/16	850,000	822,354
6.375%, due 10/15/11	300,000	307,931
International Lease Finance Corp. Series O 4.375%, due 11/1/09	250,000	243,464
Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	44,990
		5,102,679
Insurance 1.0%
Ace INA Holdings, Inc.
5.70%, due 2/15/17	60,000	62,392
5.875%, due 6/15/14	105,000	111,883
Aegon Funding Corp. 5.75%, due 12/15/20	100,000	87,197
Allstate Corp. (The)
5.00%, due 8/15/14	425,000	427,285
7.20%, due 12/1/09	100,000	101,447
American International Group, Inc.
4.70%, due 10/1/10	100,000	85,535
5.85%, due 1/16/18	300,000	157,871
6.25%, due 5/1/36	200,000	91,104
Aon Corp. 7.375%, due 12/14/12	100,000	105,640
Assurant, Inc. 5.625%, due 2/15/14	100,000	89,542
Berkshire Hathaway Finance Corp.
4.85%, due 1/15/15	400,000	418,514
5.00%, due 8/15/13	500,000	528,201
Chubb Corp.
5.20%, due 4/1/13	100,000	104,630
5.75%, due 5/15/18	100,000	106,356
CIGNA Corp. 7.00%, due 1/15/11	125,000	129,258
Everest Reinsurance Holdings, Inc. 8.75%, due 3/15/10	100,000	102,780
Genworth Financial, Inc.
Class A 4.95%, due 10/1/15	75,000	49,906
5.75%, due 6/15/14	50,000	34,800
Hartford Financial Services Group, Inc. (The) 7.90%, due 6/15/10	100,000	102,628
Hartford Life Global Funding Trusts 5.20%, due 2/15/11	155,000	154,345
Lincoln National Corp. 4.75%, due 2/15/14	150,000	142,033
Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	98,486
MetLife Global Funding I 5.125%, due 6/10/14 (a)	220,000	220,980
MetLife, Inc.
5.00%, due 11/24/13	50,000	50,401
5.00%, due 6/15/15	225,000	230,190
5.70%, due 6/15/35	100,000	91,833
6.125%, due 12/1/11	100,000	104,999
Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	21,348
Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	80,825
Principal Life Income Funding Trust 5.20%, due 11/15/10	50,000	50,209
Progressive Corp. (The) 6.25%, due 12/1/32	50,000	42,847
Protective Life Corp. 4.875%, due 11/1/14	100,000	86,837
Prudential Financial, Inc.
Series B 5.10%, due 9/20/14	250,000	239,287
5.70%, due 12/14/36	100,000	78,049
St. Paul Travelers Cos., Inc. (The)
5.50%, due 12/1/15	100,000	103,472
6.75%, due 6/20/36	75,000	82,252
Travelers Property Casualty Corp. 5.00%, due 3/15/13	100,000	101,560
		4,876,922
Manufacturing 1.9%
3M Co. 5.70%, due 3/15/37	150,000	161,699
Air Products & Chemicals, Inc. 4.15%, due 2/1/13	100,000	101,722
Alcoa, Inc.
5.72%, due 2/23/19	187,000	161,705
5.95%, due 2/1/37	100,000	77,160
Black & Decker Corp. 4.75%, due 11/1/14	50,000	47,786
Boeing Co. 4.875%, due 2/15/20	180,000	181,840
Boeing Co. (The) 6.125%, due 2/15/33	250,000	262,667
Caterpillar, Inc. 6.05%, due 8/15/36	313,000	319,725
Cooper Industries, Inc. 5.25%, due 11/15/12	50,000	53,519
CRH America, Inc.
5.30%, due 10/15/13	100,000	97,935
6.00%, due 9/30/16	100,000	91,755
DaimlerChrysler N.A. Holding Corp.
4.875%, due 6/15/10	100,000	101,022
7.75%, due 1/18/11	150,000	158,367
8.50%, due 1/18/31	300,000	330,370
Deere & Co. 7.125%, due 3/3/31	125,000	130,714
Dow Chemical Co. (The)
6.00%, due 10/1/12	200,000	207,873
8.55%, due 10/15/09	50,000	50,052
E.I. du Pont de Nemours & Co. 4.75%, due 11/15/12	280,000	300,077
Eastman Chemical Co. 7.25%, due 1/15/24	100,000	93,637
Electronic Data Systems Corp. Series B 6.00%, due 8/1/13	100,000	109,974
General Dynamics Corp. 4.25%, due 5/15/13	100,000	103,997
General Electric Co. 5.25%, due 12/6/17	500,000	506,781
Goodrich Corp. 7.00%, due 4/15/38	50,000	50,489
Hewlett-Packard Co. 5.25%, due 3/1/12	350,000	377,745
Honeywell International, Inc.
5.70%, due 3/15/37	100,000	104,716
6.125%, due 11/1/11	100,000	108,911
International Business Machines Corp.
5.70%, due 9/14/17	200,000	218,844
5.875%, due 11/29/32	100,000	106,386
6.50%, due 1/15/28	100,000	110,386
7.50%, due 6/15/13	100,000	115,157
8.375%, due 11/1/19	100,000	128,641
International Paper Co. 5.25%, due 4/1/16	100,000	93,799
Johnson Controls, Inc.
5.50%, due 1/15/16	50,000	48,682
6.00%, due 1/15/36	50,000	37,458
Litton Industries, Inc. 8.00%, due 10/15/09	100,000	101,389
Lockheed Martin Corp. 7.65%, due 5/1/16	250,000	295,227
Lubrizol Corp. 5.50%, due 10/1/14	100,000	104,258
MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	46,822
Microsoft Corp. 4.20%, due 6/1/19	250,000	252,189
Monsanto Co. 7.375%, due 8/15/12	100,000	114,184
Newmont Mining Corp. 8.625%, due 5/15/11	50,000	52,902
Northrop Grumman Corp.
5.05%, due 8/1/19	100,000	102,762
7.125%, due 2/15/11	100,000	107,240
7.75%, due 3/1/16	250,000	293,118
7.875%, due 3/1/26	100,000	124,218
Nucor Corp. 5.00%, due 12/1/12	245,000	260,916
Pitney Bowes, Inc.
3.875%, due 6/15/13	150,000	152,682
5.75%, due 9/15/17	100,000	104,268
PPG Industries, Inc. 5.75%, due 3/15/13	100,000	105,283
Praxair, Inc. 3.95%, due 6/1/13	200,000	206,374
Raytheon Co. 6.40%, due 12/15/18	200,000	229,580
Rohm & Haas Co. 7.85%, due 7/15/29	100,000	92,274
Textron, Inc. 4.50%, due 8/1/10	100,000	97,017
United Technologies Corp.
4.875%, due 5/1/15	200,000	212,839
6.125%, due 2/1/19	250,000	280,992
VF Corp. 6.45%, due 11/1/37	50,000	48,603
Vulcan Materials Co.
5.60%, due 11/30/12	75,000	77,540
6.30%, due 6/15/13	150,000	155,450
Weyerhaeuser Co.
6.75%, due 3/15/12	200,000	204,518
7.375%, due 3/15/32	100,000	85,618
Xerox Corp.
6.35%, due 5/15/18	100,000	99,981
6.40%, due 3/15/16	160,000	158,285
		9,318,120

Service 2.2%
Abbott Laboratories
5.875%, due 5/15/16	200,000	221,043
6.15%, due 11/30/37	100,000	112,065
Aetna, Inc.
6.00%, due 6/15/16	175,000	175,766
7.875%, due 3/1/11	100,000	106,863
Allergan, Inc. 5.75%, due 4/1/16	50,000	49,567
Amgen, Inc.
4.85%, due 11/18/14	100,000	106,741
5.85%, due 6/1/17	150,000	163,915
6.40%, due 2/1/39	100,000	113,539
Baxter International, Inc.
4.625%, due 3/15/15	50,000	53,018
5.90%, due 9/1/16	100,000	110,528
Bristol-Myers Squibb Co.
5.875%, due 11/15/36	150,000	163,039
7.15%, due 6/15/23	50,000	61,964
Cardinal Health, Inc. 6.00%, due 6/15/17	100,000	99,153
Cintas Corp. No. 2 6.00%, due 6/1/12	100,000	106,229
Clorox Co. (The) 5.00%, due 1/15/15	50,000	50,277
Comcast Corp.
4.95%, due 6/15/16	100,000	102,028
5.65%, due 6/15/35	200,000	195,258
5.875%, due 2/15/18	275,000	295,465
6.45%, due 3/15/37	250,000	267,607
Cox Communications, Inc.
5.45%, due 12/15/14	100,000	105,468
7.125%, due 10/1/12	200,000	222,215
Eli Lilly & Co.
4.50%, due 3/15/18	100,000	100,005
7.125%, due 6/1/25	100,000	118,082
FedEx Corp. 8.00%, due 1/15/19	50,000	58,506
Fortune Brands, Inc.
5.375%, due 1/15/16	100,000	93,309
5.875%, due 1/15/36	25,000	20,551
Genentech, Inc. 4.75%, due 7/15/15	100,000	105,195
GlaxoSmithKline Capital, Inc.
4.375%, due 4/15/14	200,000	207,946
6.375%, due 5/15/38	250,000	287,795
Historic TW, Inc. 6.625%, due 5/15/29	250,000	248,795
Johnson & Johnson 6.95%, due 9/1/29	100,000	121,781
Kimberly-Clark Corp.
6.375%, due 1/1/28	100,000	109,553
6.625%, due 8/1/37	100,000	118,067
Marriott International, Inc. Series J 5.625%, due 2/15/13	50,000	49,978
McKesson Corp. 5.70%, due 3/1/17	50,000	51,659
Medtronic, Inc. Series B 4.75%, due 9/15/15	50,000	52,805
Merck & Co., Inc.
4.75%, due 3/1/15	100,000	107,092
5.00%, due 6/30/19	250,000	259,569
News America, Inc.
5.30%, due 12/15/14	300,000	311,794
6.40%, due 12/15/35	175,000	174,540
7.25%, due 5/18/18	100,000	112,411
Oracle Corp.
5.00%, due 7/8/19	250,000	263,389
5.25%, due 1/15/16	250,000	268,056
Quest Diagnostics, Inc. 7.50%, due 7/12/11	23,000	24,627
R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	100,000	88,158
Republic Services, Inc. 6.75%, due 8/15/11	50,000	51,902
Schering-Plough Corp.
6.00%, due 9/15/17	250,000	275,217
6.75%, due 12/1/33	100,000	114,903
Science Applications International Corp. 6.25%, due 7/1/12	100,000	106,385
Teva Pharmaceutical Finance LLC 6.15%, due 2/1/36	50,000	52,577
Time Warner Cable, Inc.
6.55%, due 5/1/37	275,000	293,421
6.75%, due 7/1/18	250,000	277,873
Time Warner Cos., Inc. 6.95%, due 1/15/28	200,000	205,924
Time Warner, Inc. 7.625%, due 4/15/31	375,000	406,725
UnitedHealth Group, Inc.
5.375%, due 3/15/16	100,000	98,524
6.00%, due 6/15/17	330,000	335,008
Viacom, Inc.
5.625%, due 8/15/12	350,000	352,004
5.75%, due 4/30/11	50,000	52,238
6.875%, due 4/30/36	250,000	262,830
Walt Disney Co. (The) 6.375%, due 3/1/12	250,000	275,535
Waste Management, Inc.
5.00%, due 3/15/14	50,000	49,673
7.125%, due 12/15/17	100,000	110,062
7.75%, due 5/15/32	75,000	86,347
WellPoint, Inc.
5.95%, due 12/15/34	250,000	223,905
6.80%, due 8/1/12	100,000	105,903
Western Union Co. (The) 5.93%, due 10/1/16	130,000	135,130
Wyeth
5.50%, due 3/15/13	100,000	107,574
6.00%, due 2/15/36	200,000	211,840
6.45%, due 2/1/24	100,000	111,529
Wyndham Worldwide Corp. 6.00%, due 12/1/16	50,000	42,388
		10,580,828
Telecommunication 0.9%
AT&T, Inc.
6.30%, due 1/15/38	300,000	319,977
6.80%, due 5/15/36	265,000	298,112
BellSouth Corp.
6.00%, due 11/15/34	100,000	99,757
6.875%, due 10/15/31	250,000	260,362
CenturyTel, Inc. Series H 8.375%, due 10/15/10	100,000	106,000
Cingular Wireless LLC 6.50%, due 12/15/11	100,000	108,802
Cisco Systems, Inc. 5.50%, due 2/22/16	425,000	465,555
Embarq Corp. 7.995%, due 6/1/36	200,000	188,992
Harris Corp. 5.00%, due 10/1/15	50,000	49,045
Motorola, Inc. 7.50%, due 5/15/25	100,000	79,932
New Cingular Wireless Services, Inc.
8.125%, due 5/1/12	100,000	113,519
8.75%, due 3/1/31	100,000	130,563
SBC Communications, Inc.
5.10%, due 9/15/14	700,000	749,978
6.15%, due 9/15/34	250,000	257,515
Verizon Communications, Inc.
5.85%, due 9/15/35	300,000	305,316
6.10%, due 4/15/18	170,000	187,437
6.35%, due 4/1/19	250,000	281,683
6.40%, due 2/15/38	175,000	190,384
Verizon Global Funding Corp. 7.75%, due 12/1/30	350,000	417,487
		4,610,416
	Transportation 0.4%
	Burlington Northern Santa Fe Corp.
	6.15%, due 5/1/37	175,000	180,432
	6.20%, due 8/15/36	50,000	51,875
	7.125%, due 12/15/10	100,000	105,431
	CSX Corp. 5.60%, due 5/1/17	100,000	100,910
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	97,754
	Norfolk Southern Corp.
	7.05%, due 5/1/37	100,000	115,321
	7.25%, due 2/15/31	100,000	118,172
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	73,829
	TTX Co. 5.00%, due 4/1/12 (a)	100,000	95,464
	Union Pacific Corp.
	5.375%, due 5/1/14	250,000	263,503
	5.65%, due 5/1/17	100,000	104,428
	6.125%, due 1/15/12	100,000	107,678
	6.65%, due 1/15/11	100,000	104,862
	7.00%, due 2/1/16	50,000	54,496
	United Parcel Service 6.20%, due 1/15/38	200,000	227,249
			1,801,404
	Water 0.0%‡
	American Water Capital Corp. 6.085%, due 10/15/17	100,000	99,575

	Total Corporate Bonds (Cost $89,457,301)		89,993,080

	Foreign Government Bonds 1.1%
	Foreign Governments 1.1%
	Federal Republic of Brazil 6.00%, due 1/17/17	1,400,000	1,453,900
	Malaysian Government 7.50%, due 7/15/11	100,000	109,894
	Province of Ontario
	2.625%, due 1/20/12	250,000	255,313
	4.10%, due 6/16/14	250,000	260,178
	4.375%, due 2/15/13	50,000	52,099
	4.95%, due 11/28/16	300,000	318,331
	Province of Quebec
	5.125%, due 11/14/16	85,000	90,383
	Series NJ 7.50%, due 7/15/23	302,000	356,432
	Republic of Chile 5.50%, due 1/15/13	100,000	108,230
	Republic of Italy 6.875%, due 9/27/23	750,000	858,536
	Republic of Poland 5.25%, due 1/15/14	100,000	102,116
	Republic of South Africa 7.375%, due 4/25/12	100,000	109,500
	United Mexican States
	Series MTNA 5.875%, due 1/15/14	750,000	789,375
	7.50%, due 1/14/12	250,000	275,938

	Total Foreign Government Bonds (Cost $4,966,947)		5,140,225

	Mortgage-Backed Securities 3.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.7%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	2,714,000	2,676,176
	Bear Stearns Commercial Mortgage Securities
	Series 2007-PW15, Class AAB 5.315%, due 2/11/44	1,350,000	1,293,533
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	500,000	457,658
	Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, due 12/15/39	2,000,000	1,412,181
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG5, Class A5 5.224%, due 4/10/37	1,000,000	941,018
	Series 2006-GG7, Class A4 6.12%, due 7/10/38 (f)	1,000,000	862,795
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38	1,000,000	986,201
	Series 2004-CB9, Class A2 5.108%, due 6/12/41	1,949,693	1,873,889
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,013,136
	Series 2007-CB19, Class ASB 5.92%, due 2/12/49 (f)	1,090,000	994,941
	Morgan Stanley Capital I
	Series 2005-IQ10, Class AAB 5.178%, due 9/15/42	2,170,000	2,195,197
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49	500,000	450,714
	Series 2006-IQ11, Class A4 5.94%, due 10/15/42 (f)	1,400,000	1,205,804
	Wachovia Bank Commercial Mortgage Trust Series 2004-C12, Class A4 5.249%, due 7/15/41	1,765,000	1,663,392

	Total Mortgage-Backed Securities (Cost $14,947,181)		18,026,635

	U.S. Government & Federal Agencies 70.9%
¤	Federal Home Loan Bank 1.1%
	4.875%, due 5/14/10	5,000,000	5,169,475

¤	Federal Home Loan Mortgage Corporation 3.8%
	4.00%, due 12/15/09	7,750,000	7,854,695
	4.125%, due 7/12/10	1,085,000	1,121,395
	4.50%, due 1/15/15	2,000,000	2,151,470
	4.75%, due 1/19/16	2,000,000	2,149,010
	4.875%, due 2/9/10	1,500,000	1,534,791
	5.00%, due 7/15/14	1,000,000	1,102,325
	5.125%, due 10/18/16	2,430,000	2,675,505
			18,589,191
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 19.8%
	4.00%, due 8/1/20	482,237	488,169
	4.00%, due 5/1/39	2,491,012	2,440,840
	4.50%, due 10/1/18 TBA (e)	500,000	512,813
	4.50%, due 4/1/20	5,796,037	6,026,726
	4.50%, due 6/1/23	419,652	431,020
	4.50%, due 7/1/24	1,000,000	1,026,989
	4.50%, due 8/1/33	312,640	315,723
	4.50%, due 6/1/34	453,517	457,421
	4.50%, due 5/1/35	790,747	796,319
	4.50%, due 6/1/35	723,137	728,233
	4.50%, due 8/1/35	725,983	731,099
	4.50%, due 3/1/36	337,483	339,861
	4.50%, due 5/1/39	4,989,314	5,015,116
	4.50%, due 6/1/39	1,486,818	1,494,507
	4.50%, due 7/1/39	3,500,000	3,518,100
	5.00%, due 5/1/18	3,138,370	3,297,607
	5.00%, due 6/1/18	1,458,880	1,532,901
	5.00%, due 8/1/35	6,738,247	6,915,975
	5.00%, due 10/1/36	179,440	183,865
	5.00%, due 6/1/37	7,229,955	7,402,578
	5.00%, due 11/1/37	483,018	494,550
	5.00%, due 3/1/38	471,803	483,067
	5.00%, due 4/1/38	930,010	952,163
	5.00%, due 5/1/38	495,900	507,740
	5.00%, due 9/1/38	1,000,000	1,023,819
	5.00%, due 3/1/39	485,422	496,936
	5.052%, due 4/1/39 (f)	2,669,161	2,783,248
	5.495%, due 3/1/39 (f)	1,868,102	1,963,604
	5.50%, due 2/1/18	376,907	397,565
	5.50%, due 1/1/22	753,450	789,802
	5.50%, due 3/1/23	195,624	204,898
	5.50%, due 6/1/23	423,829	443,923
	5.50%, due 9/1/35	800,428	831,832
	5.50%, due 9/1/36	34,800	36,100
	5.50%, due 10/1/36	1,487,575	1,543,149
	5.50%, due 4/1/37	10,860,774	11,261,429
	5.50%, due 6/1/37	2,591,103	2,686,689
	5.50%, due 7/1/37	2,339,173	2,425,465
	5.50%, due 8/1/37	1,980,411	2,053,468
	5.50%, due 9/1/37	785,521	814,867
	5.50%, due 10/1/37	735,559	762,694
	5.50%, due 11/1/37	1,328,126	1,377,120
	5.50%, due 1/1/38	748,671	776,640
	5.50%, due 6/1/38	2,684,378	2,783,254
	5.50%, due 7/1/38	846,763	877,953
	5.835%, due 10/1/37 (f)	2,621,048	2,798,561
	6.00%, due 8/1/17	286,577	305,061
	6.00%, due 6/1/21	174,324	184,941
	6.00%, due 9/1/21	266,687	282,929
	6.00%, due 11/1/22	270,608	287,074
	6.00%, due 4/1/36	1,000,000	1,049,859
	6.00%, due 8/1/36	508,989	534,366
	6.00%, due 11/1/37	3,036,297	3,185,311
	6.00%, due 10/1/38	177,448	186,146
	6.169%, due 10/1/36 (f)	1,868,327	1,978,445
	6.50%, due 4/1/11	1,231	1,285
	6.50%, due 5/1/11	2,242	2,385
	6.50%, due 10/1/11	1,256	1,322
	6.50%, due 6/1/14	15,175	16,054
	6.50%, due 4/1/17	14,895	15,965
	6.50%, due 5/1/17	34,098	36,452
	6.50%, due 11/1/25	33,598	36,253
	6.50%, due 5/1/26	2,706	2,908
	6.50%, due 3/1/27	11,323	12,216
	6.50%, due 5/1/31	14,670	15,802
	6.50%, due 8/1/31	13,459	14,497
	6.50%, due 1/1/32	106,787	115,026
	6.50%, due 3/1/32	85,511	92,002
	6.50%, due 4/1/32	35,314	37,994
	6.50%, due 7/1/32	34,696	37,330
	6.50%, due 1/1/34	85,928	92,128
	6.50%, due 1/1/37	585,389	625,251
	7.00%, due 6/1/11	2,326	2,432
	7.00%, due 11/1/11	796	836
	7.00%, due 4/1/26	9,942	10,928
	7.00%, due 7/1/26	984	1,081
	7.00%, due 12/1/27	18,069	19,812
	7.00%, due 1/1/30	8,393	9,157
	7.00%, due 3/1/31	42,181	45,925
	7.00%, due 10/1/31	21,178	23,057
	7.00%, due 3/1/32	83,197	90,582
	7.00%, due 9/1/33	325,013	352,998
	7.00%, due 11/1/36	219,065	237,068
	7.00%, due 12/1/37	618,806	669,093
	7.50%, due 1/1/16	7,404	8,003
	7.50%, due 1/1/26	2,809	3,131
	7.50%, due 2/1/30	3,075	3,434
	7.50%, due 2/1/32	47,843	53,427
	8.00%, due 7/1/26	4,850	5,488
			95,911,852
¤	Federal National Mortgage Association 3.2%
	2.75%, due 3/13/14	1,000,000	1,001,662
	2.875%, due 10/12/10	1,000,000	1,025,330
	4.875%, due 5/18/12	7,000,000	7,600,705
	5.50%, due 3/15/11	5,000,000	5,364,060
	6.21%, due 8/6/38	475,000	548,008
			15,539,765
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.7%
	4.00%, due 3/1/22	396,675	400,975
	4.50%, due 2/1/23	265,902	273,355
	4.50%, due 3/1/23	403,067	414,363
	5.00%, due 3/1/21	39,083	40,797
	5.00%, due 6/1/22	838,570	872,471
	5.00%, due 4/1/23	365,591	380,179
	5.00%, due 12/1/34	221,704	227,725
	5.00%, due 7/1/35	1,429,208	1,466,905
	5.00%, due 9/1/35	258,645	265,467
	5.00%, due 5/1/37	7,192,800	7,369,031
	5.50%, due 8/1/17	49,424	52,287
	5.50%, due 7/1/22	803,306	842,440
	5.50%, due 5/1/35	515,417	535,800
	5.50%, due 6/1/35	273,442	284,255
	5.50%, due 7/1/35	1,600,983	1,664,296
	5.50%, due 8/1/35	907,007	942,876
	5.50%, due 9/1/35	653,468	679,310
	5.50%, due 11/1/35	3,336,361	3,468,302
	5.50%, due 4/1/36	662,840	689,053
	5.50%, due 6/1/36	579,530	601,543
	5.50%, due 1/1/37	781,054	810,722
	5.50%, due 4/1/37	282,136	292,677
	5.50%, due 11/1/38	1,000,001	1,037,147
	5.521%, due 11/1/38 (f)	2,102,257	2,207,961
	6.00%, due 6/1/16	57,975	61,914
	6.00%, due 7/1/16	23,670	25,278
	6.00%, due 9/1/16	33,761	36,055
	6.00%, due 9/1/17	20,368	21,745
	6.00%, due 1/1/36	25,968	27,328
	6.00%, due 7/1/36	6,124,479	6,435,581
	6.00%, due 8/1/36	759,257	797,824
	6.00%, due 9/1/36	1,213,439	1,275,077
	6.00%, due 10/1/36	293,472	308,379
	6.00%, due 11/1/36	563,847	592,488
	6.00%, due 12/1/36	402,160	422,588
	6.00%, due 4/1/37	2,088,216	2,193,603
	6.00%, due 6/1/37	748,261	785,569
	6.00%, due 7/1/37	5,461,627	5,733,937
	6.00%, due 8/1/37	701,158	736,117
	6.00%, due 2/1/38	2,111,915	2,217,212
	6.00%, due 4/1/38	800,087	839,978
	6.50%, due 3/1/11	89	93
	6.50%, due 4/1/11	1,449	1,508
	6.50%, due 6/1/11	150	156
	6.50%, due 9/1/11	4,357	4,584
	6.50%, due 10/1/11	19,840	20,814
	6.50%, due 11/1/11	2,970	3,129
	6.50%, due 6/1/15	50,134	53,537
	6.50%, due 2/1/28	12,608	13,657
	6.50%, due 7/1/32	19,261	20,779
	6.50%, due 8/1/32	239,792	258,696
	6.50%, due 9/1/32	3,962	4,274
	6.50%, due 1/1/35	542,171	581,353
	6.50%, due 8/1/35	410,053	439,687
	6.50%, due 9/1/35	20,513	21,995
	6.50%, due 3/1/36	175,824	188,366
	6.50%, due 4/1/36	453,781	486,149
	6.50%, due 7/1/36	914,853	980,110
	6.50%, due 8/1/36	333,950	357,770
	6.50%, due 9/1/36	611,785	655,424
	6.50%, due 10/1/36	223,663	239,618
	6.50%, due 11/1/36	330,418	353,987
	6.50%, due 8/1/37	6,163	6,600
	6.50%, due 10/1/37	726,875	778,383
	6.50%, due 11/1/37	318,870	341,466
	6.50%, due 12/1/37	395,689	423,729
	6.50%, due 2/1/38	818,460	876,457
	7.00%, due 5/1/11	1,019	1,064
	7.00%, due 6/1/11	1,353	1,412
	7.00%, due 10/1/11	147	153
	7.00%, due 11/1/11	5,516	5,783
	7.00%, due 9/1/37	494,592	538,935
	7.00%, due 10/1/37	28,780	31,361
	7.00%, due 11/1/37	363,040	395,589
	7.50%, due 7/1/30	10,361	11,528
	7.50%, due 7/1/31	56,695	63,084
	7.50%, due 8/1/31	743	827
	8.00%, due 8/1/10	88	90
	8.00%, due 9/1/11	444	460
	8.00%, due 11/1/11	2,550	2,696
	8.00%, due 1/1/25	224	253
	8.00%, due 6/1/25	320	361
	8.00%, due 9/1/25	1,405	1,586
	8.00%, due 2/1/26	1,019	1,150
	8.00%, due 9/1/26	7,956	8,989
	8.00%, due 10/1/26	1,563	1,766
	8.00%, due 11/1/26	2,023	2,286
	8.00%, due 4/1/27	3,462	3,914
	8.00%, due 6/1/27	20,385	23,043
	8.00%, due 12/1/27	8,943	9,937
	8.00%, due 1/1/28	32,262	36,468
			56,585,666
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 4.9%
	4.00%, due 5/15/39	997,358	979,090
	4.50%, due 3/15/39	498,655	503,234
	4.50%, due 5/15/39	1,498,047	1,511,804
	5.00%, due 4/20/33	261,973	269,531
	5.00%, due 8/15/33	99,604	102,871
	5.00%, due 2/15/36	384,713	396,010
	5.00%, due 6/20/36	722,886	742,739
	5.00%, due 11/1/36 TBA (e)	500,000	513,281
	5.00%, due 9/15/37	99,776	102,660
	5.00%, due 1/15/39	482,843	496,720
	5.00%, due 3/15/39	1,979,403	2,036,291
	5.00%, due 5/15/39	500,000	514,370
	5.50%, due 3/15/33	1,812,269	1,897,110
	5.50%, due 7/15/34	300,314	313,903
	5.50%, due 7/20/34	245,665	256,134
	5.50%, due 4/15/35	384,121	401,023
	5.50%, due 9/15/35	579,940	605,458
	5.50%, due 10/15/35	189,443	197,779
	5.50%, due 12/20/35	631,453	657,877
	5.50%, due 1/15/37	357,443	372,501
	5.50%, due 4/15/37	373,177	388,898
	5.50%, due 6/15/38	350,974	365,650
	5.50%, due 8/15/38	373,230	388,836
	5.50%, due 11/15/38	879,962	916,758
	5.50%, due 1/15/39	500,000	520,908
	6.00%, due 3/20/29	59,820	63,102
	6.00%, due 1/15/32	110,419	117,121
	6.00%, due 12/15/32	53,342	56,579
	6.00%, due 3/20/33	330,167	346,985
	6.00%, due 2/15/34	250,219	264,312
	6.00%, due 1/20/35	184,983	194,230
	6.00%, due 6/15/35	178,398	187,999
	6.00%, due 9/15/35	377,113	397,410
	6.00%, due 5/15/36	515,265	542,111
	6.00%, due 9/15/36	305,708	321,636
	6.00%, due 10/15/36	835,515	879,047
	6.00%, due 5/15/37	318,433	334,825
	6.00%, due 6/15/37	266,572	280,289
	6.00%, due 8/15/37	325,369	342,118
	6.00%, due 11/15/37	227,274	238,973
	6.00%, due 12/15/37	377,757	397,203
	6.00%, due 1/15/38	406,281	427,131
	6.00%, due 5/15/38	469,998	494,119
	6.00%, due 9/15/38	355,142	373,368
	6.50%, due 3/20/31	39,390	42,543
	6.50%, due 1/15/32	64,505	69,557
	6.50%, due 6/15/35	3,592	3,832
	6.50%, due 12/15/35	90,245	96,242
	6.50%, due 1/15/36	454,330	484,378
	6.50%, due 9/15/36	157,466	167,881
	6.50%, due 9/15/37	399,546	425,784
	6.50%, due 10/15/37	281,831	300,339
	6.50%, due 11/15/38	395,124	420,887
	7.00%, due 11/15/11	5,780	6,029
	7.00%, due 2/15/26	1,611	1,768
	7.00%, due 6/15/29	616	678
	7.00%, due 12/15/29	6,098	6,700
	7.00%, due 5/15/31	2,697	2,968
	7.00%, due 8/15/31	26,031	28,652
	7.00%, due 8/20/31	49,617	54,442
	7.00%, due 8/15/32	80,464	88,561
	7.50%, due 9/15/11	11,679	12,133
	7.50%, due 3/15/26	5,221	5,829
	7.50%, due 10/15/26	10,828	12,087
	7.50%, due 11/15/26	1,425	1,591
	7.50%, due 1/15/30	15,851	17,723
	7.50%, due 10/15/30	7,888	8,820
	7.50%, due 3/15/32	39,637	44,793
	8.00%, due 6/15/26	327	370
	8.00%, due 9/15/26	1,713	1,939
	8.00%, due 10/15/26	603	683
	8.00%, due 11/15/26	2,184	2,461
	8.00%, due 5/15/27	308	348
	8.00%, due 7/15/27	1,236	1,400
	8.00%, due 9/15/27	598	678
	8.00%, due 11/15/30	34,732	39,396
	8.50%, due 7/15/26	1,171	1,339
	8.50%, due 11/15/26	6,411	7,333
			24,070,158
¤	United States Treasury Bonds 4.9%
	4.50%, due 5/15/38	415,000	427,839
	4.75%, due 2/15/37	3,000,000	3,213,282
	5.00%, due 5/15/37	325,000	361,562
	5.25%, due 11/15/28	3,000,000	3,372,186
	5.375%, due 2/15/31	1,007,000	1,156,005
	6.25%, due 8/15/23	600,000	733,500
	6.75%, due 8/15/26	1,000,000	1,303,750
	7.50%, due 11/15/16	403,000	514,171
	8.125%, due 8/15/19	3,000,000	4,111,875
	8.75%, due 5/15/17	252,000	344,630
	8.875%, due 2/15/19	2,802,000	3,993,287
	9.25%, due 2/15/16	2,900,000	3,972,774
	9.875%, due 11/15/15	302,000	422,045
			23,926,906
¤	United States Treasury Notes 21.5%
	0.875%, due 2/28/11	5,415,000	5,413,321
	0.875%, due 3/31/11	12,346,000	12,332,494
	0.875%, due 5/31/11	3,000,000	2,992,260
	1.125%, due 12/15/11	2,000,000	1,990,938
	1.375%, due 4/15/12	1,900,000	1,895,102
	1.375%, due 5/15/12	4,000,000	3,984,080
	1.50%, due 12/31/13	900,000	870,117
	1.75%, due 11/15/11	2,700,000	2,728,485
	1.75%, due 3/31/14	15,667,000	15,206,782
	1.875%, due 6/15/12	1,500,000	1,513,245
	1.875%, due 2/28/14	3,005,000	2,938,079
	2.00%, due 11/30/13	395,000	390,680
	2.25%, due 5/31/14	2,000,000	1,977,960
	2.375%, due 3/31/16	5,700,000	5,456,416
	2.625%, due 6/30/14	500,000	502,655
	2.75%, due 2/15/19	1,735,000	1,629,946
	3.125%, due 5/15/19	11,550,000	11,192,643
	3.25%, due 6/30/16	1,750,000	1,763,125
	3.50%, due 2/15/18	5,800,000	5,841,690
	3.75%, due 11/15/18	490,000	499,878
	3.875%, due 10/31/12	100,000	106,898
	3.875%, due 2/15/13	2,500,000	2,671,290
	4.00%, due 8/15/18	300,000	312,117
	4.125%, due 5/15/15	100,000	106,938
	4.50%, due 3/31/12	1,700,000	1,835,867
	4.625%, due 7/31/12	3,500,000	3,811,444
	4.75%, due 5/31/12	4,900,000	5,337,555
	4.875%, due 4/30/11	1,500,000	1,600,430
	4.875%, due 6/30/12	3,500,000	3,830,040
	5.125%, due 5/15/16	3,000,000	3,378,750
			104,111,225
	Total U.S. Government & Federal Agencies (Cost $333,592,426)		343,904,238

Yankee Bonds 3.8% (g)
Banks 1.0%
Abbey National PLC 7.95%, due 10/26/29	100,000	93,185
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.40%, due 4/15/10	100,000	102,919
Deutsche Bank A.G./London 6.00%, due 9/1/17	325,000	341,434
Eksportfinans A/S 5.50%, due 5/25/16	200,000	209,592
HSBC Bank PLC 6.95%, due 3/15/11	200,000	207,421
Inter-American Development Bank 6.80%, due 10/15/25	604,000	740,282
Korea Development Bank 5.30%, due 1/17/13	125,000	123,607
Kreditanstalt fuer Wiederaufbau
4.50%, due 7/16/18	350,000	363,020
Series G 4.875%, due 1/17/17	1,000,000	1,060,435
Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	375,000	397,559
Oesterreichische Kontrollbank A.G. 4.75%, due 10/16/12	500,000	534,377
Royal Bank of Canada 5.65%, due 7/20/11	150,000	161,005
Royal Bank of Scotland Group PLC
5.00%, due 11/12/13	100,000	86,326
5.05%, due 1/8/15	100,000	78,928
Santander Financial Issuances 6.375%, due 2/15/11	100,000	102,059
UBS A.G.
5.875%, due 7/15/16	125,000	116,396
5.875%, due 12/20/17	200,000	192,013
Westpac Banking Corp. 4.625%, due 6/1/18	50,000	44,706
		4,955,264
Consumer 0.2%
Diageo Capital PLC
5.125%, due 1/30/12	100,000	104,614
5.875%, due 9/30/36	150,000	156,928
Molson Coors Capital Finance ULC 4.85%, due 9/22/10	250,000	257,156
Novartis Capital Corp. 4.125%, due 2/10/14	100,000	104,291
Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	474,027
		1,097,016
Electric 0.1%
Hydro Quebec Series JL 6.30%, due 5/11/11	250,000	271,163
Scottish Power PLC 5.375%, due 3/15/15	100,000	102,502
		373,665
Energy 0.8%
Anadarko Finance Co. 6.75%, due 5/1/11	100,000	106,066
Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	102,513
Canadian Natural Resources, Ltd.
5.45%, due 10/1/12	250,000	265,601
5.85%, due 2/1/35	105,000	105,165
6.50%, due 2/15/37	75,000	82,748
EnCana Corp.
4.75%, due 10/15/13	100,000	103,768
6.30%, due 11/1/11	100,000	108,267
6.50%, due 8/15/34	85,000	92,235
6.50%, due 2/1/38	125,000	135,870
Nexen, Inc. 5.20%, due 3/10/15	350,000	346,622
Norsk Hydro ASA 7.75%, due 6/15/23	125,000	151,772
Petro-Canada
4.00%, due 7/15/13	100,000	96,948
6.05%, due 5/15/18	225,000	231,907
Petrobras International Finance Co. 5.875%, due 3/1/18	150,000	149,335
Shell International Finance B.V. 4.00%, due 3/21/14	400,000	420,351
Suncor Energy, Inc.
6.10%, due 6/1/18	100,000	104,133
6.50%, due 6/15/38	100,000	100,929
Talisman Energy, Inc.
5.125%, due 5/15/15	50,000	48,835
6.25%, due 2/1/38	55,000	55,601
TransCanada Pipelines, Ltd.
4.00%, due 6/15/13	300,000	305,265
5.85%, due 3/15/36	100,000	104,596
Transocean, Inc.
6.00%, due 3/15/18	125,000	134,549
7.375%, due 4/15/18	100,000	110,679
Weatherford International, Inc.
4.95%, due 10/15/13	100,000	101,467
6.35%, due 6/15/17	225,000	234,202
		3,799,424
Finance-Other 0.2%
BP Capital Markets PLC 5.25%, due 11/7/13	250,000	273,926
ConocoPhilips Canada Funding Co. 5.625%, due 10/15/16	375,000	404,646
		678,572
Foreign Governments 0.1%
International Bank of Reconstruction & Development (zero coupon), due 3/11/31	504,000	169,363
Svensk Exportkredit AB 5.125%, due 3/1/17	200,000	207,407
		376,770
Independent 0.1%
Rio Tinto Finance USA, Ltd. 5.875%, due 7/15/13	250,000	264,799

Insurance 0.0%‡
Axa S.A. 8.60%, due 12/15/30	105,000	108,558

Manufacturing 0.4%
Alcan, Inc.
5.00%, due 6/1/15	100,000	95,522
5.75%, due 6/1/35	50,000	41,445
6.45%, due 3/15/11	100,000	104,019
ArcelorMittal 6.125%, due 6/1/18	125,000	120,731
Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	51,812
BHP Billiton Finance USA, Ltd.
4.80%, due 4/15/13	100,000	105,004
5.25%, due 12/15/15	300,000	315,194
Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	49,244
Inco, Ltd. 5.70%, due 10/15/15	100,000	100,883
Ingersoll-Rand Co. 4.75%, due 5/15/15	50,000	48,271
Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	275,000	302,932
Lafarge S.A.
6.50%, due 7/15/16	50,000	46,509
7.125%, due 7/15/36	50,000	41,555
Potash Corp. of Saskatchewan 7.75%, due 5/31/11	140,000	153,594
Vale Overseas, Ltd. 6.25%, due 1/23/17	400,000	425,936
Xstrata Canada Corp.
5.50%, due 6/15/17	50,000	44,160
8.375%, due 2/15/11	75,000	79,142
		2,125,953
Service 0.1%
AstraZeneca PLC 6.45%, due 9/15/37	200,000	232,498
Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	165,364
Thomson Corp. (The)
5.70%, due 10/1/14	50,000	53,659
6.20%, due 1/5/12	100,000	107,456
		558,977
Telecommunication 0.7%
America Movil S.A. de C.V. 5.75%, due 1/15/15	275,000	281,964
British Telecommunications PLC
9.125%, due 12/15/10	150,000	161,256
9.625%, due 12/15/30	100,000	122,834
Deutsche Telekom International Finance B.V.
5.25%, due 7/22/13	100,000	105,442
5.75%, due 3/23/16	200,000	214,176
6.00%, due 7/8/19	250,000	269,341
9.25%, due 6/1/32	100,000	133,673
France Telecom S.A.
4.375%, due 7/8/14	125,000	130,429
8.50%, due 3/1/31	250,000	339,417
Koninklijke (Royal) KPN N.V. 8.00%, due 10/1/10	100,000	105,538
Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	257,634
Telecom Italia Capital S.A.
4.95%, due 9/30/14	150,000	153,349
6.00%, due 9/30/34	100,000	93,626
6.375%, due 11/15/33	100,000	97,661
Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	119,661
Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	255,782
TELUS Corp. 8.00%, due 6/1/11	100,000	108,093
Vodafone Group PLC
6.15%, due 2/27/37	250,000	266,693
7.875%, due 2/15/30	100,000	121,718
		3,338,287
Transportation 0.1%
Canadian National Railway Co.
6.20%, due 6/1/36	100,000	110,680
6.375%, due 10/15/11	100,000	109,142
6.375%, due 11/15/37	60,000	69,119
Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	140,343
		429,284
Water 0.0%‡
United Utilities PLC 5.375%, due 2/1/19	100,000	96,782

Total Yankee Bonds (Cost $17,541,850)		18,203,351

Total Long-Term Bonds (Cost $463,739,221)		477,832,328

Short-Term Investments 1.7%
Commercial Paper 1.7%
Novartis Finance Corp. 0.18%, due 8/3/09 (a)(h)	8,350,000	8,349,882

Total Commercial Paper (Cost $8,349,921)		8,349,882

Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $103,463 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $110,000 and a Market Value of $109,967)	103,463	103,463

Total Repurchase Agreement (Cost $103,463)		103,463

Total Short-Term Investments (Cost $8,453,384)		8,453,345

Total Investments (Cost $472,192,605) (i)	100.3%	486,285,673
Liabilities in Excess of
Cash and Other Assets	(0.3)	(1,514,624)
Net Assets	100.0%	$484,771,049
¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at July 31, 2009 is $1,835,522, which represents 0.4% of the Fund's net assets.
(c)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(d)	Illiquid security. The total market value of this security at July 31, 2009 is $239,541, which represents 0.1% of the Fund's net assets.
(e)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2009 is $1,026,094, which represents 0.2% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(f)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(g)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	At July 31, 2009, cost is $472,275,767 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$18,566,937
Gross unrealized depreciation	(4,557,031)
Net unrealized appreciation	$14,009,906

The following is a list of the inputs used as of July 31, 2009, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$2,564,799	$—	$2,564,799
Corporate Bonds	—	89,993,080	—	89,993,080
Foreign Government Bonds	—	5,140,225	—	5,140,225
Mortgage-Backed Securities	—	18,026,635	—	18,026,635
U.S. Government & Federal Agencies	—	343,904,238	—	343,904,238
Yankee Bonds	—	18,203,351	—	18,203,351
Total Long-Term Bonds	—	477,832,328	—	477,832,328
Short-Term Investments
Commercial Paper	—	8,349,882	—	8,349,882
Repurchase Agreement	—	103,463	—	103,463
Total Short-Term Investments	—	8,453,345	—	8,453,345
Total	$—	$486,285,673	$—	$486,285,673

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund
Portfolio of Investments ††† July 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 97.6%†
	Asset-Backed Securities 2.9%
	Automobile 0.1%
	Superior Wholesale Inventory Financing Trust Series 2007-AE1, Class A 0.388%, due 1/15/12 (a)	$205,000	$200,251

	Consumer Finance 0.2%
	Harley-Davidson Motorcycle Trust Series 2007-1, Class A3 5.22%, due 3/15/12	381,747	386,507

	Credit Cards 1.6%
	Chase Issuance Trust Series 2006-C4, Class C4 0.578%, due 1/15/14 (a)	750,000	654,395
	Citibank Credit Card Issuance Trust
	Series 2006-C4, Class C4 0.521%, due 1/9/12 (a)	820,000	806,179
	Series 2006-A4, Class A4 5.45%, due 5/10/13	700,000	738,196
	MBNA Credit Card Master Note Trust
	Series 2005-A3, Class A3 4.10%, due 10/15/12	975,000	992,556
	Series 2005-A6, Class A6 4.50%, due 1/15/13	390,000	399,612
	Murcie Lago International, Ltd. Series 2006-1X, Class A 0.515%, due 3/27/11 (a)(b)(c)	285,000	269,881
			3,860,819
	Diversified Financial Services 0.4%
	Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.261%, due 4/25/37 (d)	550,000	426,608
	Dunkin Securitization Series 2006-1, Class A2 5.779%, due 6/20/31 (d)	395,000	373,168
	USXL Funding LLC Series 2006-1A, Class A 5.379%, due 4/15/14 (b)(d)	88,675	83,678
			883,454
	Home Equity 0.3%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (e)	295,000	279,306
	Series 2006-1, Class A3 5.706%, due 7/25/36 (e)	450,000	425,099
			704,405
	Utilities 0.3%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	675,000	701,743

	Total Asset-Backed Securities (Cost $6,958,011)		6,737,179

	Corporate Bonds 24.5%
	Advertising 0.0%‡
	Lamar Media Corp. 7.25%, due 1/1/13	20,000	19,300

	Agriculture 1.3%
	Altria Group, Inc. 9.70%, due 11/10/18	615,000	747,847
	Cargill, Inc.
	4.375%, due 6/1/13 (d)	435,000	439,120
	5.20%, due 1/22/13 (d)	1,000,000	1,044,722
	5.60%, due 9/15/12 (d)	475,000	505,031
	Lorillard Tobacco Co. 8.125%, due 6/23/19	340,000	371,998
	Reynolds American, Inc. 7.625%, due 6/1/16	7,000	7,270
			3,115,988
	Airlines 0.0%‡
	Delta Air Lines, Inc. (Escrow Shares)
	2.875%, due 2/6/24 (f)	10,000	75
	2.875%, due 2/18/49 (d)(f)	5,000	38
	8.00%, due 6/3/49 (f)	20,000	151
	8.30%, due 12/15/29 (f)	10,000	61
	Northwest Airlines, Inc. (Escrow Shares)
	8.875%, due 6/1/49 (f)	5,000	11
	10.00%, due 2/1/49 (f)	10,000	21
			357
	Apparel 0.0%‡
	Unifi, Inc. 11.50%, due 5/15/14	10,000	7,900

	Auto Manufacturers 0.5%
	Daimler Finance North America LLC 7.30%, due 1/15/12	1,065,000	1,140,645

	Auto Parts & Equipment 0.0%‡
	FleetPride Corp. 11.50%, due 10/1/14 (d)	25,000	22,031
	Goodyear Tire & Rubber Co. (The) 8.625%, due 12/1/11	14,000	14,175
			36,206
	Banks 4.9%
¤	AgriBank FCB 9.125%, due 7/15/19	2,140,000	2,163,575
	Bank of America Corp. 6.50%, due 8/1/16	1,375,000	1,398,783
	Bank of America N.A. 1.70%, due 12/23/10 (g)	1,235,000	1,248,425
	GMAC LLC 8.00%, due 11/1/31 (d)	28,000	21,420
¤	HSBC USA, Inc. 3.125%, due 12/16/11 (g)	1,950,000	2,018,197
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (g)	590,000	594,185
	Merrill Lynch & Co., Inc. 6.05%, due 8/15/12	800,000	824,070
	Regions Bank 3.25%, due 12/9/11 (g)	1,635,000	1,697,137
	Sovereign Bank 2.75%, due 1/17/12 (g)	795,000	805,316
	USB Capital IX 6.189%, due 10/29/49 (a)	470,000	336,050
	Wachovia Corp. 5.50%, due 5/1/13	400,000	419,187
			11,526,345
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc. 5.375%, due 11/15/14 (d)	1,200,000	1,254,450
	Constellation Brands, Inc. 7.25%, due 5/15/17	5,000	4,887
			1,259,337
	Building Materials 0.2%
	USG Corp. 6.30%, due 11/15/16	630,000	492,975

	Chemicals 0.7%
	Chevron Phillips Chemica 8.25%, due 6/15/19 (d)	930,000	1,022,063
	Dow Chemical Co. (The) 8.55%, due 5/15/19	475,000	521,120
	Mosaic Global Holdings, Inc.
	7.375%, due 12/1/14 (d)	15,000	15,990
	7.625%, due 12/1/16 (d)	15,000	15,968
	Phibro Animal Health Corp. 10.00%, due 8/1/13 (d)	10,000	9,075
	Tronox Worldwide LLC/Tronox Finance Corp. 9.50%, due 12/1/12 (f)	15,000	2,475
			1,586,691
	Coal 0.0%‡
	Peabody Energy Corp.
	7.375%, due 11/1/16	10,000	10,050
	7.875%, due 11/1/26	15,000	13,800
			23,850
	Commercial Services 0.0%‡
	Cardtronics, Inc. 9.25%, due 8/15/13	10,000	9,400
	iPayment, Inc. 9.75%, due 5/15/14	10,000	5,850
	Service Corp. International 7.625%, due 10/1/18	10,000	9,575
			24,825
	Computers 0.0%‡
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	9,075

	Diversified Financial Services 1.9%
	AmeriCredit Corp. 8.50%, due 7/1/15	15,000	14,400
	Citigroup, Inc. 8.50%, due 5/22/19	507,500	540,341
	General Electric Capital Corp.
	3.00%, due 12/9/11 (g)	1,520,000	1,567,281
	6.875%, due 1/10/39	405,000	397,704
	Harley-Davidson Funding Corp. 6.80%, due 6/15/18 (d)	250,000	235,692
	John Deere Capital Corp. 2.875%, due 6/19/12 (g)	975,000	1,001,824
	LaBranche & Co., Inc. 11.00%, due 5/15/12	5,000	4,613
	Morgan Stanley 6.00%, due 4/28/15	585,000	605,622
			4,367,477

	Electric 1.8%
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	42,584	40,029
	Allegheny Energy Supply Co. LLC 7.80%, due 3/15/11	1,650,000	1,724,983
	Appalachian Power Co. 5.65%, due 8/15/12	400,000	420,410
	CMS Energy Corp. 6.55%, due 7/17/17	1,215,000	1,143,218
	NRG Energy, Inc.
	7.25%, due 2/1/14	5,000	4,912
	7.375%, due 2/1/16	10,000	9,675
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	15,000	14,700
	Reliant Energy, Inc.
	7.625%, due 6/15/14	5,000	4,650
	7.875%, due 6/15/17	30,000	27,675
	Toledo Edison Co. (The) 7.25%, due 5/1/20	780,000	899,718
			4,289,970
	Electrical Components & Equipment 0.0%‡
	Belden, Inc. 7.00%, due 3/15/17	15,000	13,200

	Entertainment 0.0%‡
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	15,000	12,862
	Penn National Gaming, Inc. 6.75%, due 3/1/15	25,000	23,500
	Speedway Motorsports, Inc. 6.75%, due 6/1/13	30,000	29,100
	Vail Resorts, Inc. 6.75%, due 2/15/14	30,000	28,650
			94,112
	Environmental Controls 0.5%
	Allied Waste North America, Inc. 7.375%, due 4/15/14	1,140,000	1,177,050
	Geo Sub Corp. 11.00%, due 5/15/12	20,000	16,050
			1,193,100
	Finance - Auto Loans 0.0%‡
	Ford Motor Credit Co. LLC 7.375%, due 10/28/09	10,000	9,982

	Finance - Other Services 0.0%‡
	American Real Estate Partners, L.P./American Real Estate Finance Corp.
	7.125%, due 2/15/13	30,000	27,825
	8.125%, due 6/1/12	50,000	47,500
			75,325
	Food 0.0%‡
	Stater Brothers Holdings 7.75%, due 4/15/15	5,000	4,825

	Forest Products & Paper 0.0%‡
	Bowater, Inc. 9.375%, due 12/15/21 (f)	40,000	6,600
	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (d)	15,000	14,550
	8.875%, due 5/15/31	50,000	47,500
			68,650
	Gas 0.2%
	Sempra Energy 6.50%, due 6/1/16	320,000	351,283

	Hand & Machine Tools 0.0%‡
	Baldor Electric Co. 8.625%, due 2/15/17	15,000	15,038

	Health Care - Products 0.0%‡
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	15,000	15,600
	Invacare Corp. 9.75%, due 2/15/15	15,000	15,300
	Universal Hospital Services, Inc.
	4.635%, due 6/1/15 (a)	5,000	4,200
	8.50%, due 6/1/15 (h)	5,000	4,850
	VWR Funding, Inc. Series B 10.25%, due 7/15/15 (h)	15,000	13,200
			53,150
	Health Care - Services 2.0%
	Alliance Imaging, Inc. 7.25%, due 12/15/12	5,000	4,850
	CIGNA Corp. 8.50%, due 5/1/19	875,000	931,920
	Community Health Systems, Inc. 8.875%, due 7/15/15	35,000	36,050
	HCA, Inc.
	6.30%, due 10/1/12	10,000	9,400
	8.75%, due 9/1/10	5,000	5,050
	Highmark, Inc. 6.80%, due 8/15/13 (b)(d)	920,000	896,851
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	10,000	9,475
	Roche Holdings, Inc. 6.00%, due 3/1/19 (d)	700,000	776,306
	Vanguard Health Holding Co. II LLC 9.00%, due 10/1/14	5,000	5,000
¤	WellPoint, Inc. 5.00%, due 12/15/14	1,895,000	1,919,222
			4,594,124
	Holding Company - Diversified 0.0%‡
	Susser Holdings LLC/Susser Finance Corp. 10.625%, due 12/15/13	10,000	10,100

	Household Products & Wares 0.0%‡
	Jarden Corp. 7.50%, due 5/1/17	10,000	9,600
	Libbey Glass, Inc. 8.26%, due 6/1/11 (a)	10,000	7,300
			16,900
	Insurance 0.3%
	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	30,000	26,325
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (d)	30,000	25,950
	Marsh & McLennan Cos., Inc. 9.25%, due 4/15/19	130,000	155,385
	Travelers Cos., Inc. (The) 6.25%, due 3/15/37 (a)	475,000	404,047
	USI Holdings Corp.
	4.758%, due 11/15/14 (a)(d)	5,000	3,500
	9.75%, due 5/15/15 (d)	10,000	7,350
			622,557
	Lodging 0.2%
	Boyd Gaming Corp. 7.75%, due 12/15/12	25,000	24,313
	Gaylord Entertainment Co. 8.00%, due 11/15/13	15,000	13,500
	MTR Gaming Group, Inc.
	Series B 9.00%, due 6/1/12	5,000	3,675
	9.75%, due 4/1/10	5,000	5,000
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 3.129%, due 3/15/14 (a)(d)	10,000	7,500
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	345,000	292,478
			346,466
	Media 1.2%
	ION Media Networks, Inc. 9.041%, due 1/15/13 (a)(d)(f)(h)	6,745	270
	Morris Publishing Group LLC 7.00%, due 8/1/13 (f)	15,000	1,050
	Rainbow National Services LLC 8.75%, due 9/1/12 (d)	15,000	15,150
	Time Warner Cable, Inc. 8.25%, due 2/14/14	1,005,000	1,166,243
	Time Warner Entertainment Co., L.P. 10.15%, due 5/1/12	396,000	464,756
	Time Warner, Inc. 7.70%, due 5/1/32	950,000	1,051,869
	Ziff Davis Media, Inc. 8.801%, due 7/15/11 (a)(b)(c)(h)	8,059	3,062
			2,702,400

Metal Fabricate & Hardware 0.0%‡
Mueller Water Products, Inc. 7.375%, due 6/1/17	15,000	10,987
Neenah Foundary Co. 9.50%, due 1/1/17	20,000	6,400
		17,387
Mining 0.4%
Alcoa, Inc. 5.90%, due 2/1/27	560,000	439,705
Freeport-McMoRan Copper & Gold, Inc.
8.25%, due 4/1/15	10,000	10,575
8.375%, due 4/1/17	20,000	21,200
Vulcan Materials Co. 6.30%, due 6/15/13	500,000	518,165
		989,645
Miscellaneous - Manufacturing 0.0%‡
Actuant Corp. 6.875%, due 6/15/17	10,000	9,137
RBS Global, Inc./Rexnord Corp. 9.50%, due 8/1/14	20,000	17,400
		26,537
Oil & Gas 1.8%
Anadarko Petroleum Corp.
5.95%, due 9/15/16	865,000	898,709
7.95%, due 6/15/39	500,000	578,729
8.70%, due 3/15/19	215,000	255,175
Chaparral Energy, Inc. 8.50%, due 12/1/15	25,000	15,500
Chesapeake Energy Corp. 6.50%, due 8/15/17	20,000	18,100
Enterprise Products Operating, L.P. 4.95%, due 6/1/10	350,000	356,171
EQT Corp. 8.125%, due 6/1/19	1,480,000	1,669,486
Forest Oil Corp.
7.25%, due 6/15/19	20,000	19,025
8.00%, due 12/15/11	10,000	10,200
Hilcorp Energy I, L.P./Hilcorp Finance Co. 9.00%, due 6/1/16 (d)	5,000	4,600
Mariner Energy, Inc. 7.50%, due 4/15/13	25,000	23,750
Newfield Exploration Co. 6.625%, due 4/15/16	15,000	14,475
Parker Drilling Co. 9.625%, due 10/1/13	15,000	14,550
Pemex Project Funding Master Trust 6.625%, due 6/15/35	25,000	23,605
Pride International, Inc. 8.50%, due 6/15/19	340,000	363,800
Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	16,000	16,080
Stone Energy Corp. 6.75%, due 12/15/14	10,000	6,500
Whiting Petroleum Corp.
7.00%, due 2/1/14	20,000	19,600
7.25%, due 5/1/13	5,000	5,000
		4,313,055
Oil & Gas Services 0.0%‡
Allis-Chalmers Energy, Inc.
8.50%, due 3/1/17	3,000	1,965
9.00%, due 1/15/14	6,000	4,365
Complete Production Services, Inc. 8.00%, due 12/15/16	25,000	21,375
		27,705
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc. 9.50%, due 4/15/15 (h)	20,000	12,700
Medco Health Solutions, Inc.
6.125%, due 3/15/13	120,000	127,624
7.25%, due 8/15/13	155,000	171,080
NBTY, Inc. 7.125%, due 10/1/15	10,000	9,600
		321,004
Pipelines 4.0%
Copano Energy LLC 8.125%, due 3/1/16	10,000	9,750
El Paso Natural Gas Co. 7.50%, due 11/15/26	5,000	5,342
Energy Transfer Partners, L.P. 8.50%, due 4/15/14	295,000	340,889
Gulfstream Natural Gas System LLC 6.95%, due 6/1/16 (d)	1,420,000	1,533,320
Magellan Midstream Partners 6.55%, due 7/15/19	275,000	298,394
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp. Series B 6.875%, due 11/1/14	20,000	17,800
NGPL Pipeco LLC 6.514%, due 12/15/12 (d)	1,130,000	1,227,780
Nustar Logistics 7.65%, due 4/15/18	200,000	202,493
ONEOK Partners, L.P. 8.625%, due 3/1/19	200,000	237,781
Oneok, Inc. 6.00%, due 6/15/35	1,425,000	1,324,797
Panhandle Eastern Pipeline Co. 6.20%, due 11/1/17	945,000	972,433
Sonat, Inc. 7.625%, due 7/15/11	1,495,000	1,523,021
Williams Cos., Inc. (The) 7.125%, due 9/1/11	1,605,000	1,684,836
		9,378,636
Real Estate Investment Trusts 0.0%‡
Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	10,000	9,500
Host Marriott, L.P.
6.375%, due 3/15/15	15,000	13,875
Series Q 6.75%, due 6/1/16	15,000	13,913
Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	20,000	18,850
Trustreet Properties, Inc. 7.50%, due 4/1/15	25,000	25,688
		81,826

Retail 0.6%
CVS Caremark Corp.
5.789%, due 1/10/26 (c)(d)	97,759	87,455
6.302%, due 6/1/37 (a)	560,000	431,200
Home Depot, Inc. 5.40%, due 3/1/16	410,000	422,692
Rite Aid Corp.
8.625%, due 3/1/15	16,000	12,080
9.375%, due 12/15/15	15,000	11,400
Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	13,000	13,000
TJX Cos., Inc. 6.95%, due 4/15/19	330,000	382,863
		1,360,690
Savings & Loans 0.5%
Teco Finance, Inc. 6.75%, due 5/1/15	1,140,000	1,139,787

Telecommunications 0.9%
Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	30,000	19,500
Alltel Corp. 6.50%, due 11/1/13	1,265,000	1,386,617
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125%, due 6/15/13	5,000	5,113
GCI, Inc. 7.25%, due 2/15/14	15,000	13,950
iPCS, Inc. 2.608%, due 5/1/13 (a)	5,000	4,175
PAETEC Holding Corp. 9.50%, due 7/15/15	10,000	8,650
Qwest Communications International, Inc. 7.25%, due 2/15/11	7,000	6,965
Qwest Corp.
7.50%, due 10/1/14	10,000	9,975
8.875%, due 3/15/12	20,000	20,750
Telecom Italia Capital 7.175%, due 6/18/19	545,000	607,126
		2,082,821
Textiles 0.0%‡
INVISTA 9.25%, due 5/1/12 (d)	30,000	28,800

Trucking & Leasing 0.0%‡
Greenbrier Cos., Inc. 8.375%, due 5/15/15	5,000	3,650

Total Corporate Bonds (Cost $56,004,479)		57,843,696

Foreign Government Bonds 0.8%
Germany 0.8%
Republic of Germany
3.75%, due 1/4/17	€595,000	889,294
4.25%, due 7/4/14	580,000	894,899
		1,784,193
Venezuela 0.0%‡
Republic of Venezuela 6.00%, due 12/9/20	$169,000	88,133

Total Foreign Government Bonds (Cost $1,768,021)		1,872,326

Mortgage-Backed Securities 2.9%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.9%
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A2 5.001%, due 10/10/45	644,883	645,635
Series 2007-2, Class A4 5.867%, due 4/10/49 (a)	920,000	779,461
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.515%, due 12/25/36 (a)(b)(d)	214,949	126,821
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.717%, due 6/11/40 (a)	920,000	859,131
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.095%, due 12/10/49 (a)	460,000	402,217
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	520,000	448,819
Commercial Mortgage Loan Trust 6.22%, due 12/10/49 (a)	990,000	786,669
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	470,000	314,927
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.805%, due 8/10/45 (a)	1,405,000	1,105,575
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	112,924	112,295
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.99%, due 2/25/42 (a)(b)(c)(d)	470,507	439,924
Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)(d)	160,000	139,237
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.902%, due 2/15/51	990,000	760,513

Total Mortgage-Backed Securities (Cost $6,980,275)		6,921,224

Municipal Bonds 0.3%
Texas 0.2%
Harris County Texas Industrial Development Corp. Solid Waste Deer Park 5.683%, due 3/1/23 (a)	390,000	389,996

West Virginia 0.1%
Tobacco Settlement Finance Authority of West Virginia 7.467%, due 6/1/47	430,000	294,335

Total Municipal Bonds (Cost $820,000)		684,331

	U.S. Government & Federal Agencies 61.4%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	301,186	311,570

	Federal Home Loan Bank 0.8%
	5.00%, due 11/17/17	1,710,000	1,844,943

	Federal Home Loan Mortgage Corporation 0.2%
	5.625%, due 11/23/35	400,000	407,218

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.6%
	3.00%, due 8/1/10	175,095	175,967
	5.00%, due 8/1/33	1,677,757	1,724,630
	5.039%, due 6/1/35 (a)	991,052	1,031,081
	5.50%, due 1/1/21	621,926	652,904
	5.50%, due 2/1/33	923,406	961,367
	5.50%, due 7/1/34	1,567,315	1,630,766
	6.00%, due 2/1/27	436,296	461,013
	6.00%, due 3/1/36	907,581	953,683
	6.50%, due 4/1/37	847,926	905,485
			8,496,896
¤	Federal National Mortgage Association 1.4%
	4.625%, due 5/1/13	2,605,000	2,718,143
	5.125%, due 1/2/14	550,000	573,976
			3,292,119
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 23.6%
	4.50%, due 4/1/18	390,252	407,492
	4.50%, due 7/1/18	1,163,244	1,214,632
	4.50%, due 11/1/18	1,783,563	1,862,354
	4.50%, due 8/1/19 TBA (i)	1,100,000	1,125,438
	4.50%, due 6/1/23	3,552,266	3,651,822
	5.00%, due 9/1/17	628,574	661,056
	5.00%, due 9/1/20	595,308	623,466
	5.00%, due 10/1/20	591,160	619,122
	5.00%, due 12/1/20	1,184,056	1,240,063
	5.00%, due 10/1/33	1,236,142	1,270,099
	5.00%, due 8/1/34 TBA (i)	580,000	591,238
	5.00%, due 6/1/35	1,284,712	1,319,601
	5.00%, due 7/1/35	1,434,885	1,472,732
	5.00%, due 1/1/36	1,944,618	1,995,909
	5.00%, due 2/1/36	3,638,359	3,734,325
	5.00%, due 5/1/36	5,544,128	5,690,360
	5.00%, due 9/1/36	1,368,590	1,404,688
	5.50%, due 2/1/17	481,708	509,616
	5.50%, due 6/1/21	2,248,356	2,359,645
	5.50%, due 6/1/33	2,448,851	2,548,756
	5.50%, due 11/1/33	1,190,080	1,238,631
	5.50%, due 12/1/33	847,711	882,294
	5.50%, due 5/1/34	1,613,399	1,679,220
	5.50%, due 6/1/34	954,105	992,433
	5.50%, due 3/1/35	1,662,286	1,729,063
	5.50%, due 4/1/36	2,551,903	2,652,821
	5.50%, due 1/1/37	1,685,878	1,749,914
	5.50%, due 7/1/37	1,772,740	1,838,967
	5.50%, due 8/1/37	1,212,229	1,260,168
	6.00%, due 8/1/17	68,840	73,495
	6.00%, due 1/1/33	452,654	478,759
	6.00%, due 3/1/33	487,610	515,198
	6.00%, due 8/1/35 TBA (i)	1,400,000	1,462,563
	6.00%, due 9/1/35	1,048,375	1,103,267
	6.00%, due 6/1/36	1,065,909	1,120,053
	6.00%, due 12/1/36	922,712	969,582
	6.00%, due 4/1/37	873,578	915,768
	6.50%, due 6/1/31	85,609	92,384
	6.50%, due 8/1/31	80,064	86,401
	6.50%, due 10/1/31	59,262	63,952
	6.50%, due 6/1/32	77,840	83,977
	6.50%, due 2/1/37	393,524	421,410
			55,712,734
	Freddie Mac (Collateralized Mortgage Obligation) 0.2%
	Series 2632, Class NH 3.50%, due 6/15/13	406,010	412,680

	Freddie Mac Reference REMIC (Collateralized Mortgage Obligation) 0.5%
	Series R001, Class AE 4.375%, due 4/15/15	1,246,326	1,277,457

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 13.0%
	5.00%, due 8/1/36 TBA (i)	3,810,000	3,911,201
	5.50%, due 8/1/35 TBA (i)	5,900,000	6,115,716
	6.00%, due 2/15/29	58,238	61,393
	6.00%, due 4/15/29	264,274	278,772
	6.00%, due 8/15/32	562,917	592,529
	6.00%, due 8/1/35 TBA (i)	11,640,000	12,185,625
	6.50%, due 7/15/28	62,384	67,556
	6.50%, due 5/15/29	31,422	34,028
	6.50%, due 8/1/33 TBA (i)	7,170,000	7,627,087
			30,873,907
¤	United States Treasury Bonds 4.5%
	3.50%, due 2/15/39	4,190,000	3,621,082
	6.25%, due 8/15/23	750,000	916,875
	6.25%, due 5/15/30	2,820,000	3,572,587
	6.875%, due 8/15/25	1,305,000	1,713,220
	8.75%, due 8/15/20	620,000	889,216
			10,712,980
¤	United States Treasury Notes 12.9%
	1.75%, due 1/31/14	1,360,000	1,326,109
	2.25%, due 5/31/14	8,855,000	8,757,418
	3.125%, due 5/15/19	10,405,000	10,083,069
	3.25%, due 5/31/16	900,000	908,227
	4.75%, due 8/15/17	904,000	995,035
	4.875%, due 8/15/16	7,620,000	8,459,389
			30,529,247
	United States Treasury Strip Principal 0.6%
	(zero coupon), due 8/15/23	820,000	441,794
	(zero coupon), due 8/15/28	2,210,000	941,268
			1,383,062
	Total U.S. Government & Federal Agencies (Cost $142,611,362)		145,254,813

	Yankee Bonds 4.8% (j)
	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (d)(f)	420,000	61,950

	Chemicals 0.0%‡
	Nova Chemicals Corp. 4.538%, due 11/15/13 (a)	5,000	4,475

	Coal 0.1%
	Raspadskaya Securities, Ltd. 7.50%, due 5/22/12	175,000	160,458

	Commercial Services 0.0%‡
	Quebecor World, Inc. 9.75%, due 1/15/15 (d)(f)	15,000	1,350

	Electric 0.1%
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (d)	305,000	319,607

	Forest Products & Paper 0.0%‡
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	35,000	26,250

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	20,000	18,675
	8.30%, due 4/15/26	15,000	11,775
	Nippon Life Insurance Co. 4.875%, due 8/9/10 (d)	250,000	249,747
			280,197
	Media 0.6%
	British Sky Broadcasting Group PLC 9.50%, due 11/15/18 (d)	980,000	1,225,073
	BSKYB Finance UK PLC 6.50%, due 10/15/35 (d)	230,000	219,748
	CanWest, L.P. 9.25%, due 8/1/15 (d)(f)	15,000	1,950
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,000	9,500
	Videotron, Ltee 6.375%, due 12/15/15	15,000	13,950
			1,470,221
	Mining 1.3%
	Anglo American Capital PLC 9.375%, due 4/8/19 (d)	1,200,000	1,368,000
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,320,000	1,552,955
			2,920,955
	Miscellaneous - Manufacturing 1.3%
¤	Siemens Financieringsmaatschappij N.V.
	5.75%, due 10/17/16 (d)	1,600,000	1,711,469
	6.125%, due 8/17/26 (d)	265,000	283,217
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	1,055,000	1,056,757
			3,051,443
	Oil & Gas 0.3%
	Citic Resources Finance, Ltd. 6.75%, due 5/15/14 (d)	200,000	194,500
	Gazprom International S.A. 7.201%, due 2/1/20 (d)	315,443	311,500
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (d)	285,000	262,913
			768,913
	Pharmaceuticals 0.0%‡
	Angiotech Pharmaceuticals, Inc. 4.418%, due 12/1/13 (a)	5,000	3,975

	Pipelines 0.3%
	Aquila Canada Finance Corp. 7.75%, due 6/15/11	760,000	787,348

	Telecommunications 0.7%
	Millicom International Cellular S.A. 10.00%, due 12/1/13	10,000	10,400
	Nortel Networks, Ltd. 10.75%, due 7/15/16 (f)	10,000	4,375
	Rogers Communications, Inc. 9.625%, due 5/1/11	50,000	54,976
	Satelites Mexicanos S.A. de C.V. 9.348%, due 11/30/11 (a)	15,000	12,075
	Telecom Italia Capital S.A. 6.175%, due 6/18/14	1,360,000	1,461,055
			1,542,881
	Transportation 0.0%‡
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	5,000	4,400

	Total Yankee Bonds (Cost $10,896,242)		11,404,423

	Total Long-Term Bonds (Cost $226,038,390)		230,717,992

	Shares	Value
Convertible Preferred Stock 0.0%‡
Software 0.0%‡
QuadraMed Corp. 5.50% (b)(k)	100	1,366

Total Convertible Preferred Stock (Cost $1,800)		1,366

Preferred Stock 0.0%‡
Real Estate Investment Trusts 0.0%‡
Sovereign Real Estate Investment Corp. 12.00% (b)(d)	50	45,125

Total Preferred Stock (Cost $76,875)		45,125

	Principal Amount	Value
Short-Term Investment 13.5%
Repurchase Agreement 13.5%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $31,858,793 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $32,510,000 and a Market Value of $32,500,247)	$31,858,739	31,858,739

Total Short-Term Investment (Cost $31,858,739)		31,858,739

Total Investments (Cost $257,975,804) (n)	111.1%	262,623,222
Liabilities in Excess of
Cash and Other Assets	(11.1)	(26,195,191)
Net Assets	100.0%	$236,428,031

	Contracts Long	Unrealized Appreciation/ Depreciation (l)
Futures Contracts 0.0%‡
United States Treasury Note September 2009 (10 Year) (m)	92	$120,474

Total Futures Contracts Long (Settlement Value $10,789,875)		120,474

	Contracts Short	Unrealized Appreciation/ Depreciation (l)
United States Treasury Note September 2009 (2 Year) (m)	(183)	(9,127)

Total Futures Contracts Short (Settlement Value $39,633,797)		(9,127)

Total Futures Contracts (Settlement Value $28,843,922)		$111,347

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

‡	Less than one-tenth of a percent.
(a)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(b)	Illiquid security. The total market value of these securities at July 31, 2009 is $1,866,708, which represents 0.8% of the Fund's net assets.
(c)	Fair valued security. The total market value of these securities at July 31, 2009 is $939,559, which represents 0.4% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities at July 31, 2009 is $704,405, which represents 0.3% of the Fund's net assets.
(f)	Issue in default.
(g)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2009 is $33,018,868, which represents 14.0% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Restricted security.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(m)	At July 31, 2009, cash in the amount of $48,480 is segregated as collateral for futures contracts with the broker.
(n)	At July 31, 2009, cost is $258,007,018 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$7,553,466
Gross unrealized depreciation	(2,937,262)
Net unrealized appreciation	$4,616,204

The following abbreviation is used in the above portfolio:
€	Euro

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$—	$6,467,298	269,881	$6,737,179
Corporate Bonds	—	57,753,179	90,517	57,843,696
Foreign Government Bonds	—	1,872,326	—	1,872,326
Mortgage-Backed Securities	—	6,342,063	579,161	6,921,224
Municipal Bonds	—	684,331	—	684,331
U.S. Government & Federal Agencies	—	145,254,813	—	145,254,813
Yankee Bonds	—	11,404,423	—	11,404,423
Total Long-Term Bonds	—	229,778,433	939,559	230,717,992
Convertible Preferred Stock
Software	1,366	—	—	1,366
Total Convertible Preferred Stock	1,366	—	—	1,366
Preferred Stock
Real Estate Investment Trusts	45,125	—	—	45,125
Total Preferred Stock	45,125	—	—	45,125
Short-Term Investment
Repurchase Agreement	—	31,858,739	—	31,858,739
Total Short-Term Investment	—	31,858,739	—	31,858,739
Total Futures Contracts Long (a)	120,474	—	—	120,474
Total	$166,965	$261,637,172	$939,559	$262,743,696

(a) The value listed for these securities is the unrealized as shown on the foreign currency forward contract table.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Futures Contracts Short (a)	$(9,127)	$—	$—	$(9,127)
Total Foreign Currency Forward Contracts (a)	—	(27,223)	—	(27,223)
Total	$(9,127)	$(27,223)	$—	$(36,350)

(a) The valued listed for these securities is the unrealized as shown on the foreign currency forward contract table.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of July 31, 2009	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2009
Long-Term Bonds
Asset-Backed Securities
Credit Cards
	$258,475	$(103)	$0	$11,509	$0	$0	$0	$0	$269,881	$11,509
Corporate Bonds
Diversified Financial Services
	176,644	13	(32,993)	77,334	0	(220,998)	0	0	0	0
Media
	8,057	0	1,486	(5,599)	604	(1,486)	0	0	3,062	(5,599)
Retail
	0	0	0	(12,972)	100,427	0	0	0	87,455	(12,972)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	613,472	$0	$0	$(14,088)	$0	$(20,223)	$0	$0	$579,161	$(14,088)
Common Stocks
Media
	1	0	0	(1)	0	0	0	0	0	0
Total	$1,056,649	$(90)	$(31,507)	$56,183	$101,031	$(242,707)	$0	$0	$939,559	$(21,150)

As of July 31, 2009, the Fund held the following foreign currency forward contract:

		Contract Amount Sold		Contract Amount Purchased		Value
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 8/13/09	EUR	1,250,000	USD	1,754,438	USD	(27,223)
Net unrealized depreciation on foreign currency forward contract					USD	(27,223)

As of July 31, 2009, the Fund held the following foreign currencies:

		Currency		Cost		Value
Euro	EUR	24,650	USD	34,596	USD	35,134
Pound Sterling	GBP	42,607		62,577		71,173
Total			USD	97,173	USD	106,307

As of July 31, 2009, the Fund held the following restricted security:
Security	Date of Acquisition	Shares	Cost	7/31/09 Value	Percentage of Net Assets
QuadraMed Corp.
Convertible Preferred Stock 5.50%	6/16/04	100	$1,800	$1,366	0.0%‡

‡ Less than one-tenth of a percent.

MainStay Moderate Allocation Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.3%†
Equity Funds 60.8%
MainStay 130/30 Core Fund Class I (a)	3,090,008	$19,158,051
MainStay 130/30 Growth Fund Class I (a)(b)	1,923,012	13,595,697
MainStay 130/30 International Fund Class I (a)(b)	2,021,657	12,008,644
MainStay Common Stock Fund Class I (a)	2,874,386	26,760,534
MainStay Growth Equity Fund Class I (a)	492,776	4,365,994
MainStay ICAP Equity Fund Class I	627,291	17,808,778
MainStay ICAP International Fund Class I	428,585	11,070,352
MainStay ICAP Select Equity Fund Class I	651,456	17,869,438
MainStay International Equity Fund Class I	928,764	10,764,375
MainStay Large Cap Growth Fund Class I (b)	5,737,603	31,212,562
MainStay MAP Fund Class I	709,327	17,648,045
MainStay Mid Cap Core Fund Class I (a)	606,551	10,305,305
MainStay S&P 500 Index Fund Class I	16,756	384,056
MainStay Small Company Value Fund Class I	244,306	2,890,136
MainStay Value Fund Class I (a)	124,416	1,633,584
		197,475,551
Fixed Income Funds 39.5%
MainStay 130/30 High Yield Fund Class I (a)	1,170,083	11,923,142
MainStay Floating Rate Fund Class I (a)	2,269,944	19,793,911
MainStay High Yield Corporate Bond Fund Class I	1,599,146	8,475,474
MainStay Indexed Bond Fund Class I (a)	5,537,101	61,794,042
MainStay Institutional Bond Fund Class I (a)	1,309,619	13,266,439
MainStay Intermediate Term Bond Fund Class I (a)	1,311,995	13,251,145
		128,504,153
Total Investments (Cost $350,678,203) (c)	100.3%	325,979,704
Liabilities in Excess of
Cash and Other Assets	(0.3)	(826,261)
Net Assets	100.0%	$325,153,443

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2009, cost is $353,877,357 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$4,718,996
Gross unrealized depreciation	(32,616,649)
Net unrealized depreciation	$(27,897,653)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$197,475,551	$—	$—	$197,475,551
Fixed Income Funds	128,504,153	—	—	128,504,153
Total	$325,979,704	$—	$—	$325,979,704

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 80.8%
MainStay 130/30 Core Fund Class I (a)	3,469,810	$21,512,824
MainStay 130/30 Growth Fund Class I (a)(b)	1,497,688	10,588,654
MainStay 130/30 International Fund Class I (a)(b)	2,844,445	16,896,002
MainStay All Cap Growth Fund Class I (b)	129,566	2,316,639
MainStay Common Stock Fund Class I (a)	3,716,260	34,598,378
MainStay Growth Equity Fund Class I (a)	890,314	7,888,186
MainStay ICAP Equity Fund Class I	753,169	21,382,456
MainStay ICAP International Fund Class I	622,092	16,068,640
MainStay ICAP Select Equity Fund Class I	776,269	21,293,048
MainStay International Equity Fund Class I	1,377,601	15,966,399
MainStay Large Cap Growth Fund Class I (b)	7,976,012	43,389,507
MainStay MAP Fund Class I	750,294	18,667,302
MainStay Mid Cap Core Fund Class I (a)	749,857	12,740,068
MainStay Mid Cap Growth Fund Class I (b)	133,510	1,185,568
MainStay S&P 500 Index Fund Class I	65,295	1,496,569
MainStay Small Company Value Fund Class I	461,318	5,457,388
MainStay Value Fund Class I (a)	357,952	4,699,907
		256,147,535
Fixed Income Funds 19.3%
MainStay 130/30 High Yield Fund Class I (a)	1,120,688	11,419,806
MainStay Floating Rate Fund Class I (a)	2,187,954	19,078,962
MainStay High Yield Corporate Bond Fund Class I	1,531,619	8,117,580
MainStay Indexed Bond Fund Class I	1,419,279	15,839,158
MainStay Institutional Bond Fund Class I	335,701	3,400,654
MainStay Intermediate Term Bond Fund Class I	336,299	3,396,625
		61,252,785
Total Investments (Cost $370,678,526) (c)	100.1%	317,400,320
Liabilities in Excess of
Cash and Other Assets	(0.1)	(390,850)
Net Assets	100.0%	$317,009,470

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(b)	Non-income producing Underlying Fund.
(c)	At July 31, 2009, cost is $372,837,267 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$3,306,926
Gross unrealized depreciation	(58,743,873)
Net unrealized depreciation	$(55,436,947)

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$256,147,535	$—	$—	$256,147,535
Fixed Income Funds	61,252,785	—	—	61,252,785
Total	$317,400,320	$—	$—	$317,400,320

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 91.6%†
Equity Funds 47.8%
MainStay 130/30 Core Fund Class I	182,001	$1,128,406
MainStay 130/30 Growth Fund Class I (a)	103,461	731,470
MainStay 130/30 International Fund Class I (a)	166,365	988,210
MainStay Common Stock Fund Class I	214,540	1,997,369
MainStay Growth Equity Fund Class I	65,318	578,714
MainStay ICAP Equity Fund Class I	64,325	1,826,188
MainStay ICAP International Fund Class I	38,759	1,001,139
MainStay ICAP Select Equity Fund Class I	66,836	1,833,318
MainStay International Equity Fund Class I	82,540	956,637
MainStay Large Cap Growth Fund Class I (a)	458,980	2,496,851
MainStay MAP Fund Class I	82,900	2,062,559
MainStay Mid Cap Core Fund Class I	42,928	729,339
MainStay S&P 500 Index Fund Class I	13,441	308,066
MainStay Small Cap Growth Fund Class I (a)(b)	24,855	269,177
MainStay Small Company Value Fund Class I	19,498	230,666
MainStay Value Fund Class I	49,534	650,386
		17,788,495
Fixed Income Funds 43.8%
MainStay 130/30 High Yield Fund Class I	131,140	1,336,316
MainStay Floating Rate Fund Class I	64,049	558,509
MainStay Global High Income Fund Class I (b)	32,644	338,196
MainStay High Yield Corporate Bond Fund Class I	179,985	953,919
MainStay Indexed Bond Fund Class I	820,031	9,151,551
MainStay Institutional Bond Fund Class I	193,955	1,964,768
MainStay Intermediate Term Bond Fund Class I	194,305	1,962,480
		16,265,739
Total Affiliated Investment Companies (Cost $32,288,263)		34,054,234

Unaffiliated Investment Companies 8.2%
Equity Funds 3.7%
T. Rowe Price Emerging Markets Stock Fund	31,826	808,687
T. Rowe Price International Discovery Fund	17,813	578,571
		1,387,258
Fixed Income Funds 4.5%
American Century International Bond Fund Institutional Class	22,880	339,077
Western Asset Inflation Indexed Plus Bond Portfolio Institutional Class	132,229	1,340,803
		1,679,880
Total Unaffiliated Investment Companies (Cost $2,841,177)		3,067,138

Total Investments (Cost $35,129,440) (c)	99.8%	37,121,372
Cash and Other Assets,
Less Liabilities	0.2	64,428
Net Assets	100.0%	$37,185,800

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2009, cost is $35,691,533 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,992,158
Gross unrealized depreciation	(562,319)
Net unrealized appreciation	$1,429,839

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$17,788,495	$—	$—	$17,788,495
Fixed Income Funds	16,265,739	—	—	16,265,739
Total Affiliated Investment Companies	34,054,234	—	—	34,054,234
Unaffiliated Investment Companies
Equity Funds	1,387,258	—	—	1,387,258
Fixed Income Funds	1,679,880	—	—	1,679,880
Total Unaffiliated Investment Companies	3,067,138	—	—	3,067,138
Total	$37,121,372	$—	$—	$37,121,372

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 93.6%†
Equity Funds 62.4%
MainStay 130/30 Core Fund Class I	318,533	$1,974,907
MainStay 130/30 Growth Fund Class I (a)	184,263	1,302,741
MainStay 130/30 International Fund Class I (a)	289,328	1,718,606
MainStay Common Stock Fund Class I	382,967	3,565,426
MainStay Growth Equity Fund Class I	82,423	730,266
MainStay ICAP Equity Fund Class I	110,179	3,127,976
MainStay ICAP International Fund Class I	67,404	1,741,037
MainStay ICAP Select Equity Fund Class I	114,393	3,137,808
MainStay International Equity Fund Class I	143,402	1,662,026
MainStay Large Cap Growth Fund Class I (a)	797,301	4,337,318
MainStay MAP Fund Class I	111,680	2,778,590
MainStay Mid Cap Core Fund Class I	76,988	1,308,028
MainStay S&P 500 Index Fund Class I	21,174	485,306
MainStay Small Cap Growth Fund Class I (a)(b)	55,261	598,475
MainStay Small Company Value Fund Class I	51,287	606,728
MainStay Value Fund Class I (b)	109,864	1,442,509
		30,517,747
Fixed Income Funds 31.2%
MainStay 130/30 High Yield Fund Class I	178,127	1,815,114
MainStay Floating Rate Fund Class I	118,595	1,034,150
MainStay Global High Income Fund Class I (b)	61,009	632,057
MainStay High Yield Corporate Bond Fund Class I	243,412	1,290,081
MainStay Indexed Bond Fund Class I	658,500	7,348,856
MainStay Institutional Bond Fund Class I	155,756	1,577,804
MainStay Intermediate Term Bond Fund Class I	156,032	1,575,923
		15,273,985
Total Affiliated Investment Companies (Cost $43,832,992)		45,791,732

Unaffiliated Investment Companies 6.3%
Equity Funds 5.0%
T. Rowe Price Emerging Markets Stock Fund	56,010	1,423,217
T. Rowe Price International Discovery Fund	31,980	1,038,724
		2,461,941
Fixed Income Fund 1.3%
American Century International Bond Fund Institutional Class	42,163	624,859

Total Unaffiliated Investment Companies (Cost $2,790,065)		3,086,800

Total Investments (Cost $46,623,057) (c)	99.9%	48,878,532
Cash and Other Assets,
Less Liabilities	0.1	70,728
Net Assets	100.0%	$48,949,260

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2009, cost is $47,147,364 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$2,407,614
Gross unrealized depreciation	(676,446)
Net unrealized appreciation	$1,731,168

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$30,517,747	$—	$—	$30,517,747
Fixed Income Funds	15,273,985	—	—	15,273,985
Total Affiliated Investment Companies	45,791,732	—	—	45,791,732
Unaffiliated Investment Companies
Equity Funds	2,461,941	—	—	2,461,941
Fixed Income Fund	624,859	—	—	624,859
Total Unaffiliated Investment Companies	3,086,800	—	—	3,086,800
Total	$48,878,532	$—	$—	$48,878,532

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 92.1%†
Equity Funds 74.2%
MainStay 130/30 Core Fund Class I	555,226	$3,442,404
MainStay 130/30 Growth Fund Class I (a)	224,424	1,586,680
MainStay 130/30 International Fund Class I (a)	425,248	2,525,972
MainStay Common Stock Fund Class I	461,667	4,298,123
MainStay Growth Equity Fund Class I	131,019	1,160,827
MainStay ICAP Equity Fund Class I	148,389	4,212,764
MainStay ICAP International Fund Class I	99,042	2,558,258
MainStay ICAP Select Equity Fund Class I	154,280	4,231,896
MainStay International Equity Fund Class I	210,690	2,441,901
MainStay Large Cap Growth Fund Class I (a)	1,159,481	6,307,575
MainStay MAP Fund Class I	195,934	4,874,845
MainStay Mid Cap Core Fund Class I	94,704	1,609,027
MainStay S&P 500 Index Fund Class I	22,682	519,876
MainStay Small Cap Growth Fund Class I (a)(b)	95,484	1,034,091
MainStay Small Company Value Fund Class I	96,640	1,143,253
MainStay Value Fund Class I	54,886	720,647
		42,668,139
Fixed Income Funds 17.9%
MainStay 130/30 High Yield Fund Class I	159,086	1,621,089
MainStay Floating Rate Fund Class I	159,082	1,387,195
MainStay Global High Income Fund Class I (b)	80,488	833,856
MainStay High Yield Corporate Bond Fund Class I	219,791	1,164,891
MainStay Indexed Bond Fund Class I	331,921	3,704,241
MainStay Institutional Bond Fund Class I	78,510	795,303
MainStay Intermediate Term Bond Fund Class I	78,649	794,354
		10,300,929
Total Affiliated Investment Companies (Cost $51,202,139)		52,969,068

Unaffiliated Investment Companies 7.7%
Equity Funds 6.3%
T. Rowe Price Emerging Markets Stock Fund	82,290	2,090,981
T. Rowe Price International Discovery Fund	46,786	1,519,594
		3,610,575
Fixed Income Fund 1.4%
American Century International Bond Fund Institutional Class	55,188	817,884

Total Unaffiliated Investment Companies (Cost $3,970,072)		4,428,459

Total Investments (Cost $55,172,211) (c)	99.8%	57,397,527
Cash and Other Assets,
Less Liabilities	0.2	89,297
Net Assets	100.0%	$57,486,824

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2009, cost is $55,683,796 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$2,711,979
Gross unrealized depreciation	(998,248)
Net unrealized appreciation	$1,713,731

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$42,668,139	$—	$—	$42,668,139
Fixed Income Funds	10,300,929	—	—	10,300,929
Total Affiliated Investment Companies	52,969,068	—	—	52,969,068
Unaffiliated Investment Companies
Equity Funds	3,610,575	—	—	3,610,575
Fixed Income Fund	817,884	—	—	817,884
Total Unaffiliated Investment Companies	4,428,459	—	—	4,428,459
Total	$57,397,527	$—	$—	$57,397,527

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 91.8%†
Equity Funds 80.2%
MainStay 130/30 Core Fund Class I	324,615	$2,012,611
MainStay 130/30 Growth Fund Class I (a)	103,148	729,257
MainStay 130/30 International Fund Class I (a)	253,419	1,505,312
MainStay Common Stock Fund Class I	262,464	2,443,537
MainStay Growth Equity Fund Class I	55,777	494,180
MainStay ICAP Equity Fund Class I	87,068	2,471,848
MainStay ICAP International Fund Class I	58,797	1,518,735
MainStay ICAP Select Equity Fund Class I	91,302	2,504,419
MainStay International Equity Fund Class I	126,282	1,463,603
MainStay Large Cap Growth Fund Class I (a)	741,341	4,032,894
MainStay MAP Fund Class I	81,514	2,028,065
MainStay Mid Cap Core Fund Class I	54,537	926,582
MainStay S&P 500 Index Fund Class I	16,942	388,310
MainStay Small Cap Growth Fund Class I (a)(b)	73,284	793,670
MainStay Small Company Value Fund Class I	80,140	948,058
MainStay Value Fund Class I	59,860	785,968
		25,047,049
Fixed Income Funds 11.6%
MainStay 130/30 High Yield Fund Class I	56,123	571,897
MainStay Floating Rate Fund Class I	56,109	489,274
MainStay Global High Income Fund Class I (b)	28,318	293,371
MainStay High Yield Corporate Bond Fund Class I	77,516	410,836
MainStay Indexed Bond Fund Class I	116,908	1,304,689
MainStay Institutional Bond Fund Class I	27,652	280,115
MainStay Intermediate Term Bond Fund Class I	27,701	279,782
		3,629,964
Total Affiliated Investment Companies (Cost $27,964,250)		28,677,013

Unaffiliated Investment Companies 8.0%
Equity Funds 7.1%
T. Rowe Price Emerging Markets Stock Fund	49,775	1,264,780
T. Rowe Price International Discovery Fund	29,117	945,710
		2,210,490
Fixed Income Fund 0.9%
American Century International Bond Fund Institutional Class	19,952	295,693

Total Unaffiliated Investment Companies (Cost $2,249,919)		2,506,183

Total Investments (Cost $30,214,169) (c)	99.8%	31,183,196
Cash and Other Assets,
Less Liabilities	0.2	58,936
Net Assets	100.0%	$31,242,132

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2009, cost is $30,520,356 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,452,584
Gross unrealized depreciation	(789,744)
Net unrealized appreciation	$662,840

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$25,047,049	$—	$—	$25,047,049
Fixed Income Funds	3,629,964	—	—	3,629,964
Total Affiliated Investment Companies	28,677,013	—	—	28,677,013
Unaffiliated Investment Companies
Equity Funds	2,210,490	—	—	2,210,490
Fixed Income Fund	295,693	—	—	295,693
Total Unaffiliated Investment Companies	2,506,183	—	—	2,506,183
Total	$31,183,196	$—	$—	$31,183,196

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund
Portfolio of Investments July 31, 2009 unaudited
	Shares	Value
Affiliated Investment Companies 91.2%†
Equity Funds 84.4%
MainStay 130/30 Core Fund Class I	155,923	$966,723
MainStay 130/30 Growth Fund Class I (a)	39,845	281,706
MainStay 130/30 International Fund Class I (a)	128,784	764,975
MainStay Common Stock Fund Class I	120,432	1,121,225
MainStay Growth Equity Fund Class I	29,359	260,120
MainStay ICAP Equity Fund Class I	39,165	1,111,887
MainStay ICAP International Fund Class I	29,853	771,116
MainStay ICAP Select Equity Fund Class I	41,093	1,127,172
MainStay International Equity Fund Class I	65,185	755,491
MainStay Large Cap Growth Fund Class I (a)	375,360	2,041,958
MainStay MAP Fund Class I	50,443	1,255,022
MainStay Mid Cap Core Fund Class I	24,320	413,198
MainStay Mid Cap Growth Fund Class I (a)	1,417	12,583
MainStay S&P 500 Index Fund Class I	9,435	216,241
MainStay Small Cap Growth Fund Class I (a)(b)	48,728	527,723
MainStay Small Company Value Fund Class I	45,686	540,464
MainStay Value Fund Class I	14,250	187,102
		12,354,706
Fixed Income Funds 6.8%
MainStay 130/30 High Yield Fund Class I	15,556	158,520
MainStay Floating Rate Fund Class I	15,402	134,309
MainStay Global High Income Fund Class I	7,833	81,149
MainStay High Yield Corporate Bond Fund Class I	21,512	114,013
MainStay Indexed Bond Fund Class I	32,081	358,022
MainStay Institutional Bond Fund Class I	7,595	76,941
MainStay Intermediate Term Bond Fund Class I	7,609	76,851
		999,805
Total Affiliated Investment Companies (Cost $13,044,740)		13,354,511

Unaffiliated Investment Companies 8.5%
Equity Funds 7.9%
T. Rowe Price Emerging Markets Stock Fund	25,439	646,405
T. Rowe Price International Discovery Fund	15,904	516,577
		1,162,982
Fixed Income Fund 0.6%
American Century International Bond Fund Institutional Class	5,418	80,292

Total Unaffiliated Investment Companies (Cost $1,089,381)		1,243,274

Total Investments (Cost $14,134,121) (c)	99.7%	14,597,785
Cash and Other Assets,
Less Liabilities	0.3	39,475
Net Assets	100.0%	$14,637,260

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing Underlying Fund.
(b)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund Share Class.
(c)	At July 31, 2009, cost is $14,400,741 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$792,886
Gross unrealized depreciation	(595,842)
Net unrealized appreciation	$197,044

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Affiliated Investment Companies
Equity Funds	$12,354,706	$—	$—	$12,354,706
Fixed Income Funds	999,805	—	—	999,805
Total Affiliated Investment Companies	13,354,511	—	—	13,354,511
Unaffiliated Investment Companies
Equity Funds	1,162,982	—	—	1,162,982
Fixed Income Fund	80,292	—	—	80,292
Total Unaffiliated Investment Companies	1,243,274	—	—	1,243,274
Total	$14,597,785	$—	$—	$14,597,785

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund
Portfolio of Investments ††† July 31, 2009 unaudited
		Shares	Value
	Common Stocks 91.5%†
	Aerospace & Defense 2.4%
	Boeing Co. (The)	92,195	$3,956,087
	General Dynamics Corp.	49,020	2,715,218
	Goodrich Corp.	15,814	812,207
	Honeywell International, Inc.	94,129	3,266,276
	ITT Corp.	22,912	1,131,853
	L-3 Communications Holdings, Inc.	14,749	1,113,549
	Lockheed Martin Corp.	41,337	3,090,354
	Northrop Grumman Corp.	40,933	1,824,793
	Precision Castparts Corp.	17,632	1,407,210
	Raytheon Co.	49,867	2,341,256
	Rockwell Collins, Inc.	20,118	848,980
	United Technologies Corp.	119,642	6,516,900
			29,024,683
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	21,503	1,172,559
	Expeditors International of Washington, Inc.	26,728	906,881
	FedEx Corp.	39,554	2,683,343
	United Parcel Service, Inc. Class B	125,915	6,765,413
			11,528,196
	Airlines 0.1%
	Southwest Airlines Co.	93,726	735,749

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	30,249	514,838
	Johnson Controls, Inc.	75,510	1,954,199
			2,469,037
	Automobiles 0.3%
	Ford Motor Co. (a)	407,248	3,257,984
	Harley-Davidson, Inc.	29,865	674,949
			3,932,933
	Beverages 2.3%
	Brown-Forman Corp. Class B	12,445	546,958
	Coca-Cola Co. (The)	252,194	12,569,349
	Coca-Cola Enterprises, Inc.	40,239	756,091
	Constellation Brands, Inc. Class A (a)	24,177	330,258
	Dr. Pepper Snapple Group, Inc. (a)	31,900	785,059
	Molson Coors Brewing Co. Class B	19,116	864,234
	Pepsi Bottling Group, Inc. (The)	17,566	596,366
	PepsiCo, Inc.	197,375	11,201,031
			27,649,346
	Biotechnology 1.7%
	Amgen, Inc. (a)	128,109	7,982,472
	Biogen Idec, Inc. (a)	36,515	1,736,288
	Celgene Corp. (a)	58,228	3,316,667
	Cephalon, Inc. (a)	9,340	547,791
	Genzyme Corp. (a)	34,379	1,783,926
	Gilead Sciences, Inc. (a)	114,698	5,612,173
			20,979,317
	Building Products 0.1%
	Masco Corp.	46,103	642,215

	Capital Markets 2.7%
	Ameriprise Financial, Inc.	32,246	896,439
	Bank of New York Mellon Corp. (The)	151,276	4,135,886
	Charles Schwab Corp. (The)	118,913	2,124,975
	E*TRADE Financial Corp. (a)	127,454	191,181
	Federated Investors, Inc. Class B	11,254	291,816
	Franklin Resources, Inc.	19,323	1,713,564
	Goldman Sachs Group, Inc. (The)	63,793	10,417,397
	Invesco, Ltd.	51,506	1,017,243
	Janus Capital Group, Inc.	20,280	277,025
	Legg Mason, Inc.	17,820	501,455
	Morgan Stanley	171,047	4,874,839
	Northern Trust Corp.	30,278	1,810,927
	State Street Corp.	62,480	3,142,744
	T. Rowe Price Group, Inc.	32,329	1,510,088
			32,905,579
	Chemicals 1.8%
	Air Products & Chemicals, Inc.	26,677	1,990,104
	CF Industries Holdings, Inc.	6,159	486,191
	Dow Chemical Co. (The)	136,150	2,882,296
	E.I. du Pont de Nemours & Co.	114,675	3,546,898
	Eastman Chemical Co.	9,671	480,262
	Ecolab, Inc.	21,306	884,412
	International Flavors & Fragrances, Inc.	10,166	358,453
	Monsanto Co.	69,061	5,801,124
	PPG Industries, Inc.	20,868	1,147,740
	Praxair, Inc.	39,192	3,064,031
	Sigma-Aldrich Corp.	15,931	808,498
			21,450,009
	Commercial Banks 2.4%
	BB&T Corp.	81,860	1,872,957
	Comerica, Inc.	19,482	464,451
	Fifth Third Bancorp	100,579	955,500
	First Horizon National Corp. (a)	25,827	331,102
	Huntington Bancshares, Inc.	68,789	281,347
	KeyCorp	99,121	572,919
	M&T Bank Corp.	10,352	603,729
	Marshall & Ilsley Corp.	44,584	269,287
	PNC Financial Services Group, Inc.	58,245	2,135,262
	Regions Financial Corp.	146,161	646,032
	SunTrust Banks, Inc.	63,078	1,230,021
	U.S. Bancorp	239,973	4,897,849
	Wells Fargo & Co.	589,186	14,411,490
	Zions Bancorp	14,552	197,616
			28,869,562
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	14,314	382,613
	Cintas Corp.	16,970	427,305
	Iron Mountain, Inc. (a)	22,668	662,132
	Pitney Bowes, Inc.	26,318	543,467
	R.R. Donnelley & Sons Co.	26,052	362,123
	Republic Services, Inc.	40,799	1,085,253
	Stericycle, Inc. (a)	10,874	556,749
	Waste Management, Inc.	62,156	1,747,205
			5,766,847
	Communications Equipment 2.6%
	Ciena Corp. (a)	11,436	127,626
	Cisco Systems, Inc. (a)	729,886	16,064,791
	Harris Corp.	16,971	531,362
	JDS Uniphase Corp. (a)	28,509	167,063
	Juniper Networks, Inc. (a)	67,094	1,753,166
	Motorola, Inc.	290,088	2,077,030
	QUALCOMM, Inc.	209,428	9,677,668
	Tellabs, Inc. (a)	50,358	292,076
			30,690,782
	Computers & Peripherals 5.2%
¤	Apple, Inc. (a)	112,890	18,445,097
	Dell, Inc. (a)	219,923	2,942,570
	EMC Corp. (a)	255,445	3,847,002
	Hewlett-Packard Co.	301,965	13,075,084
¤	International Business Machines Corp.	167,214	19,719,547
	Lexmark International, Inc. Class A (a)	9,919	143,627
	NetApp, Inc. (a)	41,546	933,123
	QLogic Corp. (a)	15,394	200,892
	SanDisk Corp. (a)	28,494	507,763
	Sun Microsystems, Inc. (a)	95,550	876,194
	Teradata Corp. (a)	22,027	541,203
	Western Digital Corp. (a)	28,204	853,171
			62,085,273
	Construction & Engineering 0.2%
	Fluor Corp.	23,066	1,217,885
	Jacobs Engineering Group, Inc. (a)	15,404	631,256
	Quanta Services, Inc. (a)	24,685	575,407
			2,424,548
	Construction Materials 0.1%
	Vulcan Materials Co.	15,421	732,189

	Consumer Finance 0.6%
	American Express Co.	150,261	4,256,894
	Capital One Financial Corp.	56,736	1,741,795
	Discover Financial Services	67,767	805,072
	SLM Corp. (a)	59,164	525,968
			7,329,729
	Containers & Packaging 0.2%
	Ball Corp.	12,332	596,376
	Bemis Co., Inc.	12,914	339,896
	Owens-Illinois, Inc. (a)	21,181	718,883
	Pactiv Corp. (a)	16,259	409,402
	Sealed Air Corp.	20,097	369,584
			2,434,141
	Distributors 0.1%
	Genuine Parts Co.	20,428	723,560

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (a)	13,477	930,452
	DeVry, Inc.	7,786	387,276
	H&R Block, Inc.	43,074	718,905
			2,036,633
	Diversified Financial Services 3.6%
	Bank of America Corp.	1,093,120	16,167,245
	Citigroup, Inc.	692,545	2,195,368
	CME Group, Inc.	8,405	2,343,566
	IntercontinentalExchange, Inc. (a)	9,181	863,565
¤	JPMorgan Chase & Co.	493,665	19,080,152
	Leucadia National Corp. (a)	22,408	548,996
	Moody's Corp.	24,190	574,270
	NASDAQ OMX Group, Inc. (The) (a)	17,031	359,865
	NYSE Euronext	33,516	903,256
			43,036,283
	Diversified Telecommunication Services 2.8%
¤	AT&T, Inc.	746,635	19,584,236
	CenturyTel, Inc.	37,472	1,176,246
	Frontier Communications Corp.	39,563	276,941
	Qwest Communications International, Inc.	186,170	718,616
	Verizon Communications, Inc.	359,877	11,541,255
	Windstream Corp.	56,627	496,619
			33,793,913
	Electric Utilities 2.0%
	Allegheny Energy, Inc.	21,484	541,612
	American Electric Power Co., Inc.	60,331	1,867,848
	Duke Energy Corp.	163,050	2,524,014
	Edison International	41,405	1,338,210
	Entergy Corp.	24,816	1,993,469
	Exelon Corp.	83,611	4,252,455
	FirstEnergy Corp.	38,580	1,589,496
	FPL Group, Inc.	51,942	2,943,553
	Northeast Utilities	21,915	504,264
	Pepco Holdings, Inc.	27,299	392,560
	Pinnacle West Capital Corp.	12,812	409,472
	PPL Corp.	47,656	1,610,296
	Progress Energy, Inc.	35,242	1,389,944
	Southern Co. (The)	98,436	3,090,890
			24,448,083
	Electrical Equipment 0.4%
	Cooper Industries, Ltd. Class A	21,218	699,133
	Emerson Electric Co.	95,866	3,487,605
	Rockwell Automation, Inc.	17,982	744,635
			4,931,373
	Electronic Equipment & Instruments 0.5%
	Agilent Technologies, Inc. (a)	44,479	1,032,802
	Amphenol Corp. Class A	21,736	724,896
	Corning, Inc.	197,529	3,357,993
	FLIR Systems, Inc. (a)	19,147	411,469
	Jabil Circuit, Inc.	26,052	238,636
	Molex, Inc.	17,484	310,516
			6,076,312
	Energy Equipment & Services 1.6%
	Baker Hughes, Inc.	39,138	1,585,089
	BJ Services Co.	36,887	523,058
	Cameron International Corp. (a)	27,507	859,044
	Diamond Offshore Drilling, Inc.	8,828	793,372
	ENSCO International, Inc.	18,212	690,053
	FMC Technologies, Inc. (a)	15,924	692,694
	Halliburton Co.	113,581	2,509,004
	Nabors Industries, Ltd. (a)	35,201	599,121
	National Oilwell Varco, Inc. (a)	52,585	1,889,905
	Rowan Cos., Inc.	14,306	305,147
	Schlumberger, Ltd.	151,702	8,116,057
	Smith International, Inc.	27,279	685,521
			19,248,065
	Food & Staples Retailing 2.7%
	Costco Wholesale Corp.	54,983	2,721,659
	CVS Caremark Corp.	184,402	6,173,779
	Kroger Co. (The)	82,919	1,772,808
	Safeway, Inc.	55,026	1,041,642
	SUPERVALU, Inc.	26,392	391,393
	Sysco Corp.	74,812	1,777,533
	Wal-Mart Stores, Inc.	282,396	14,085,913
	Walgreen Co.	125,798	3,906,028
	Whole Foods Market, Inc. (a)	17,433	421,704
			32,292,459
	Food Products 1.6%
	Archer-Daniels-Midland Co.	81,218	2,446,286
	Campbell Soup Co.	26,146	811,310
	ConAgra Foods, Inc.	57,588	1,130,452
	Dean Foods Co. (a)	22,404	474,741
	General Mills, Inc.	41,725	2,458,020
	H.J. Heinz Co.	39,947	1,536,362
	Hershey Co. (The)	20,923	835,874
	Hormel Foods Corp.	8,994	322,974
	J.M. Smucker Co. (The)	14,986	749,750
	Kellogg Co.	32,015	1,520,712
	Kraft Foods, Inc. Class A	186,701	5,291,106
	McCormick & Co., Inc.	16,448	529,955
	Sara Lee Corp.	89,429	951,525
	Tyson Foods, Inc. Class A	38,075	435,197
			19,494,264
	Gas Utilities 0.1%
	EQT Corp.	16,569	635,918
	Nicor, Inc.	5,504	200,566
	Questar Corp.	21,793	720,694
			1,557,178
	Health Care Equipment & Supplies 1.8%
	Baxter International, Inc.	76,562	4,315,800
	Becton, Dickinson & Co.	30,311	1,974,762
	Boston Scientific Corp. (a)	190,816	2,049,364
	C.R. Bard, Inc.	12,526	921,538
	DENTSPLY International, Inc.	18,929	631,282
	Hospira, Inc. (a)	20,063	771,021
	Intuitive Surgical, Inc. (a)	4,942	1,123,416
	Medtronic, Inc.	141,504	5,012,072
	St. Jude Medical, Inc. (a)	43,740	1,649,435
	Stryker Corp.	30,142	1,171,921
	Varian Medical Systems, Inc. (a)	15,886	560,299
	Zimmer Holdings, Inc. (a)	27,219	1,268,405
			21,449,315
	Health Care Providers & Services 2.0%
	Aetna, Inc.	57,455	1,549,561
	AmerisourceBergen Corp.	38,214	753,580
	Cardinal Health, Inc.	45,701	1,521,843
	CIGNA Corp.	35,458	1,007,007
	Coventry Health Care, Inc. (a)	19,699	453,077
	DaVita, Inc. (a)	13,300	661,010
	Express Scripts, Inc. (a)	34,252	2,399,010
	Humana, Inc. (a)	21,511	706,636
	Laboratory Corp. of America Holdings (a)	13,725	922,183
	McKesson Corp.	34,346	1,756,798
	Medco Health Solutions, Inc. (a)	61,041	3,226,627
	Patterson Cos., Inc. (a)	11,558	293,111
	Quest Diagnostics, Inc.	19,001	1,037,835
	Tenet Healthcare Corp. (a)	52,641	207,932
	UnitedHealth Group, Inc.	150,525	4,223,732
	WellPoint, Inc. (a)	61,328	3,228,306
			23,948,248
	Health Care Technology 0.0%‡
	IMS Health, Inc.	23,168	278,016

	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp.	55,536	1,554,453
	Darden Restaurants, Inc.	17,394	563,392
	International Game Technology	37,451	739,657
	Marriott International, Inc. Class A	37,405	805,693
	McDonald's Corp.	139,608	7,686,816
	Starbucks Corp. (a)	91,984	1,628,117
	Starwood Hotels & Resorts Worldwide, Inc.	23,804	562,012
	Wyndham Worldwide Corp.	22,847	318,716
	Wynn Resorts, Ltd. (a)	8,493	434,587
	Yum! Brands, Inc.	58,783	2,084,445
			16,377,888
	Household Durables 0.4%
	Black & Decker Corp.	7,720	290,272
	Centex Corp. (a)	14,698	160,355
	D.R. Horton, Inc.	34,328	397,862
	Fortune Brands, Inc.	18,959	750,208
	Harman International Industries, Inc.	7,381	182,163
	KB Home	9,739	162,544
	Leggett & Platt, Inc.	19,850	344,397
	Lennar Corp. Class A	17,088	202,322
	Newell Rubbermaid, Inc.	34,296	441,390
	Pulte Homes, Inc.	26,380	299,941
	Snap-on, Inc.	7,142	254,469
	Stanley Works (The)	10,049	403,467
	Whirlpool Corp.	9,659	551,432
			4,440,822
	Household Products 2.4%
	Clorox Co. (The)	17,378	1,060,232
	Colgate-Palmolive Co.	63,217	4,579,439
	Kimberly-Clark Corp.	52,422	3,064,066
¤	Procter & Gamble Co. (The)	368,836	20,474,086
			29,177,823
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	85,093	1,088,340
	Constellation Energy Group, Inc.	25,302	726,167
	Dynegy, Inc. Class A (a)	62,118	124,857
			1,939,364
	Industrial Conglomerates 2.1%
	3M Co.	88,063	6,210,203
¤	General Electric Co.	1,340,039	17,956,523
	Textron, Inc.	33,476	449,917
			24,616,643
	Insurance 2.2%
	Aflac, Inc.	59,236	2,242,675
	Allstate Corp. (The)	68,112	1,832,894
	American International Group, Inc.	17,011	223,524
	Aon Corp.	35,028	1,381,855
	Assurant, Inc.	15,080	384,842
	Chubb Corp. (The)	44,557	2,057,642
	Cincinnati Financial Corp.	20,639	498,432
	Genworth Financial, Inc. Class A	55,320	381,708
	Hartford Financial Services Group, Inc. (The)	41,295	680,954
	Lincoln National Corp.	37,468	793,947
	Loews Corp.	45,844	1,376,237
	Marsh & McLennan Cos., Inc.	66,123	1,350,232
	MBIA, Inc. (a)	25,036	104,901
	MetLife, Inc.	104,116	3,534,738
	Principal Financial Group, Inc.	39,301	931,434
	Progressive Corp. (The) (a)	85,868	1,337,823
	Prudential Financial, Inc.	58,572	2,592,982
	Torchmark Corp.	10,806	422,082
	Travelers Cos., Inc. (The)	74,283	3,199,369
	Unum Group	42,080	789,842
	XL Capital, Ltd. Class A	43,450	611,776
			26,729,889
	Internet & Catalog Retail 0.3%
	Amazon.com, Inc. (a)	40,873	3,505,269
	Expedia, Inc. (a)	25,847	535,291
			4,040,560
	Internet Software & Services 1.6%
	Akamai Technologies, Inc. (a)	21,317	350,451
	eBay, Inc. (a)	136,314	2,896,673
	Google, Inc. Class A (a)	30,400	13,468,720
	VeriSign, Inc. (a)	24,609	503,008
	Yahoo!, Inc. (a)	176,355	2,525,404
			19,744,256
	IT Services 0.9%
	Affiliated Computer Services, Inc. Class A (a)	12,247	580,630
	Automatic Data Processing, Inc.	63,479	2,364,593
	Cognizant Technology Solutions Corp. Class A (a)	36,521	1,080,656
	Computer Sciences Corp. (a)	19,057	917,976
	Convergys Corp. (a)	15,620	167,290
	Fidelity National Information Services, Inc.	24,124	564,984
	Fiserv, Inc. (a)	19,690	933,503
	Mastercard, Inc. Class A	9,200	1,785,076
	Paychex, Inc.	41,011	1,086,791
	Total System Services, Inc.	24,935	366,046
	Western Union Co. (The)	88,743	1,551,228
			11,398,773
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co.	35,410	105,168
	Hasbro, Inc.	15,933	422,224
	Mattel, Inc.	45,985	808,416
			1,335,808
	Life Sciences Tools & Services 0.4%
	Life Technologies Corp. (a)	21,823	993,601
	Millipore Corp. (a)	6,968	484,973
	PerkinElmer, Inc.	15,600	275,028
	Thermo Fisher Scientific, Inc. (a)	52,986	2,399,206
	Waters Corp. (a)	12,689	637,622
			4,790,430
	Machinery 1.4%
	Caterpillar, Inc.	76,661	3,377,684
	Cummins, Inc.	25,645	1,102,991
	Danaher Corp.	32,255	1,975,296
	Deere & Co.	53,666	2,347,351
	Dover Corp.	23,633	803,758
	Eaton Corp.	20,743	1,076,977
	Flowserve Corp.	7,244	585,098
	Illinois Tool Works, Inc.	48,801	1,978,881
	Manitowoc Co., Inc. (The)	16,369	101,160
	PACCAR, Inc.	46,254	1,602,701
	Pall Corp.	15,495	466,090
	Parker Hannifin Corp.	20,480	906,854
			16,324,841
	Media 2.4%
	CBS Corp. Class B	85,990	704,258
	Comcast Corp. Class A	365,971	5,438,329
	DIRECTV Group, Inc. (The) (a)	67,324	1,743,692
	Gannett Co., Inc.	29,316	205,212
	Interpublic Group of Cos., Inc. (The) (a)	58,372	304,118
	McGraw-Hill Cos., Inc. (The)	39,968	1,252,997
	Meredith Corp.	4,695	124,277
	New York Times Co. (The) Class A	14,779	116,311
	News Corp. Class A	292,282	3,019,273
	Omnicom Group, Inc.	39,497	1,342,898
	Scripps Networks Interactive Class A	11,307	364,990
	Time Warner Cable, Inc.	44,758	1,479,699
	Time Warner, Inc.	151,968	4,051,467
	Viacom, Inc. Class B (a)	76,741	1,777,321
	Walt Disney Co. (The)	235,234	5,909,078
	Washington Post Co. Class B	762	344,043
			28,177,963
	Metals & Mining 0.9%
	AK Steel Holding Corp.	14,300	281,281
	Alcoa, Inc.	123,288	1,449,867
	Allegheny Technologies, Inc.	12,732	344,783
	Freeport-McMoRan Copper & Gold, Inc. Class B	52,236	3,149,831
	Newmont Mining Corp.	61,513	2,543,562
	Nucor Corp.	40,174	1,786,538
	Titanium Metals Corp.	12,496	104,591
	United States Steel Corp.	17,751	705,602
			10,366,055
	Multi-Utilities 1.3%
	Ameren Corp.	26,872	683,355
	CenterPoint Energy, Inc.	43,465	523,753
	CMS Energy Corp.	27,445	355,138
	Consolidated Edison, Inc.	34,492	1,357,605
	Dominion Resources, Inc.	74,655	2,523,339
	DTE Energy Corp.	20,655	711,771
	Integrys Energy Group, Inc.	9,712	328,072
	NiSource, Inc.	33,754	435,089
	PG&E Corp.	46,614	1,881,807
	Public Service Enterprise Group, Inc.	64,340	2,087,833
	SCANA Corp.	15,030	531,311
	Sempra Energy	30,961	1,623,285
	TECO Energy, Inc.	25,832	348,474
	Wisconsin Energy Corp.	14,793	635,655
	Xcel Energy, Inc.	56,598	1,128,564
			15,155,051
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	10,328	237,957
	Family Dollar Stores, Inc.	17,733	557,171
	J.C. Penney Co., Inc.	29,834	899,495
	Kohl's Corp. (a)	38,787	1,883,109
	Macy's, Inc.	53,209	740,137
	Nordstrom, Inc.	20,238	535,093
	Sears Holdings Corp. (a)	6,830	453,102
	Target Corp.	95,277	4,155,983
			9,462,047
	Office Electronics 0.1%
	Xerox Corp.	110,910	908,353

	Oil, Gas & Consumable Fuels 9.4%
	Anadarko Petroleum Corp.	63,169	3,044,746
	Apache Corp.	42,531	3,570,477
	Cabot Oil & Gas Corp.	13,134	461,397
	Chesapeake Energy Corp.	71,529	1,533,582
¤	Chevron Corp.	253,961	17,642,671
	ConocoPhillips	187,535	8,197,155
	CONSOL Energy, Inc.	23,089	820,352
	Denbury Resources, Inc. (a)	31,540	523,564
	Devon Energy Corp.	56,065	3,256,816
	El Paso Corp.	87,910	884,375
	EOG Resources, Inc.	31,718	2,348,084
¤	ExxonMobil Corp.	617,494	43,465,403
	Hess Corp.	36,051	1,990,015
	Marathon Oil Corp.	89,685	2,892,341
	Massey Energy Co.	10,200	271,320
	Murphy Oil Corp.	24,042	1,399,244
	Noble Energy, Inc.	21,797	1,332,233
	Occidental Petroleum Corp.	102,922	7,342,455
	Peabody Energy Corp.	34,291	1,135,375
	Pioneer Natural Resources Co.	15,107	431,305
	Range Resources Corp.	19,587	909,033
	Southwestern Energy Co. (a)	43,300	1,793,919
	Spectra Energy Corp.	81,877	1,503,262
	Sunoco, Inc.	14,786	365,066
	Tesoro Corp.	17,137	224,323
	Valero Energy Corp.	70,397	1,267,146
	Williams Cos., Inc.	73,886	1,233,157
	XTO Energy, Inc.	73,304	2,949,020
			112,787,836
	Paper & Forest Products 0.2%
	International Paper Co.	54,517	1,025,465
	MeadWestvaco Corp.	22,459	437,726
	Weyerhaeuser Co.	26,851	940,859
			2,404,050
	Personal Products 0.2%
	Avon Products, Inc.	53,990	1,748,196
	Estee Lauder Cos., Inc. (The) Class A	14,518	529,036
			2,277,232
	Pharmaceuticals 6.6%
	Abbott Laboratories	195,567	8,798,559
	Allergan, Inc.	38,691	2,067,260
	Bristol-Myers Squibb Co.	251,575	5,469,241
	Eli Lilly & Co.	128,685	4,489,820
	Forest Laboratories, Inc. (a)	38,548	995,695
¤	Johnson & Johnson	348,698	21,232,221
	King Pharmaceuticals, Inc. (a)	30,036	272,427
	Merck & Co., Inc.	267,623	8,031,366
	Mylan, Inc. (a)	37,855	499,307
	Pfizer, Inc.	854,571	13,613,316
	Schering-Plough Corp.	206,585	5,476,568
	Watson Pharmaceuticals, Inc. (a)	13,294	461,701
	Wyeth	168,835	7,859,269
			79,266,750
	Professional Services 0.1%
	Dun & Bradstreet Corp.	6,885	495,651
	Equifax, Inc.	16,540	430,867
	Monster Worldwide, Inc. (a)	16,651	216,963
	Robert Half International, Inc.	19,219	476,439
			1,619,920
	Real Estate Investment Trusts 0.9%
	Apartment Investment & Management Co. Class A	16,460	154,395
	AvalonBay Communities, Inc.	10,095	587,529
	Boston Properties, Inc.	17,244	912,208
	Equity Residential	34,103	818,472
	HCP, Inc.	34,451	887,458
	Health Care, Inc.	13,839	554,390
	Host Hotels & Resorts, Inc.	75,099	681,899
	Kimco Realty Corp.	39,592	389,585
	Plum Creek Timber Co., Inc.	20,602	644,430
	ProLogis	53,276	468,296
	Public Storage	15,931	1,156,113
	Simon Property Group, Inc.	35,426	1,973,937
	Ventas, Inc.	19,827	699,893
	Vornado Realty Trust	19,795	1,009,941
			10,938,546
	Real Estate Management & Development 0.0%‡
	CB Richard Ellis Group, Inc. Class A (a)	28,339	308,895
	Forestar Real Estate Group, Inc. (a)	1	13
			308,908
	Road & Rail 0.9%
	Burlington Northern Santa Fe Corp.	35,336	2,777,056
	CSX Corp.	50,130	2,011,216
	Norfolk Southern Corp.	47,056	2,035,172
	Ryder System, Inc.	7,355	258,381
	Union Pacific Corp.	63,890	3,674,953
			10,756,778
	Semiconductors & Semiconductor Equipment 2.5%
	Advanced Micro Devices, Inc. (a)	75,077	274,782
	Altera Corp.	37,911	708,557
	Analog Devices, Inc.	37,182	1,017,671
	Applied Materials, Inc.	168,791	2,329,316
	Broadcom Corp. Class A (a)	54,144	1,528,485
	Intel Corp.	706,744	13,604,822
	KLA-Tencor Corp.	21,483	684,878
	Linear Technology Corp.	27,804	747,094
	LSI Corp. (a)	80,577	417,389
	MEMC Electronic Materials, Inc. (a)	28,866	508,619
	Microchip Technology, Inc.	23,728	638,995
	Micron Technology, Inc. (a)	104,626	668,560
	National Semiconductor Corp.	24,741	372,599
	Novellus Systems, Inc. (a)	12,871	251,885
	NVIDIA Corp. (a)	69,975	904,777
	Teradyne, Inc. (a)	21,820	171,942
	Texas Instruments, Inc.	162,082	3,898,072
	Xilinx, Inc.	35,386	767,522
			29,495,965
	Software 3.7%
	Adobe Systems, Inc. (a)	66,275	2,148,636
	Autodesk, Inc. (a)	28,664	625,162
	BMC Software, Inc. (a)	23,829	810,901
	CA, Inc.	50,058	1,058,226
	Citrix Systems, Inc. (a)	23,085	821,826
	Compuware Corp. (a)	31,325	229,612
	Electronic Arts, Inc. (a)	40,133	861,656
	Intuit, Inc. (a)	40,692	1,208,552
	McAfee, Inc. (a)	19,406	865,120
¤	Microsoft Corp.	968,672	22,783,165
	Novell, Inc. (a)	41,881	191,815
	Oracle Corp.	479,269	10,606,223
	Red Hat, Inc. (a)	24,016	548,285
	Salesforce.com, Inc. (a)	13,160	570,354
	Symantec Corp. (a)	104,239	1,556,288
			44,885,821
	Specialty Retail 1.8%
	Abercrombie & Fitch Co. Class A	10,948	313,003
	AutoNation, Inc. (a)	13,927	288,010
	AutoZone, Inc. (a)	4,568	701,508
	Bed Bath & Beyond, Inc. (a)	33,321	1,157,905
	Best Buy Co., Inc.	42,865	1,601,865
	GameStop Corp. Class A (a)	20,813	455,597
	Gap, Inc. (The)	59,584	972,411
	Home Depot, Inc. (The)	215,464	5,589,136
	Limited Brands, Inc.	34,387	444,968
	Lowe's Cos., Inc.	186,263	4,183,467
	O'Reilly Automotive, Inc. (a)	17,146	697,156
	Office Depot, Inc. (a)	34,418	156,602
	RadioShack Corp.	16,484	255,667
	Sherwin-Williams Co. (The)	12,486	721,067
	Staples, Inc.	90,659	1,905,652
	Tiffany & Co.	15,962	476,146
	TJX Cos., Inc.	52,910	1,916,929
			21,837,089
	Textiles, Apparel & Luxury Goods 0.4%
	Coach, Inc.	40,188	1,189,163
	NIKE, Inc. Class B	49,170	2,784,989
	Polo Ralph Lauren Corp.	7,150	450,807
	VF Corp.	11,237	726,922
			5,151,881
	Thrifts & Mortgage Finance 0.1%
	Guaranty Financial Group, Inc. (a)	1	1
	Hudson City Bancorp, Inc.	66,379	933,288
	People's United Financial, Inc.	43,885	713,131
			1,646,420
	Tobacco 1.6%
	Altria Group, Inc.	261,381	4,582,009
	Lorillard, Inc.	21,359	1,574,586
	Philip Morris International, Inc.	248,224	11,567,238
	Reynolds American, Inc.	21,694	943,906
			18,667,739
	Trading Companies & Distributors 0.1%
	Fastenal Co.	16,524	587,759
	W.W. Grainger, Inc.	7,875	708,041
			1,295,800
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	50,244	1,712,818
	MetroPCS Communications, Inc. (a)	32,056	379,864
	Sprint Nextel Corp. (a)	360,668	1,442,672
			3,535,354
	Total Common Stocks (Cost $1,075,736,668)		1,096,826,492	(b)

	Principal Amount	Value
Short-Term Investments 7.9%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $47,430 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $50,000 and a Market Value of $49,985)	$47,430	47,430

Total Repurchase Agreement (Cost $47,430)		47,430

U.S. Government 7.9%
United States Treasury Bills
0.165%, due 10/8/09 (c)	83,900,000	83,873,823
0.173%, due 10/22/09 (c)(d)	10,600,000	10,595,834

Total U.S. Government (Cost $94,470,832)		94,469,657

Total Short-Term Investments (Cost $94,518,262)		94,517,087

Total Investments (Cost $1,170,254,930) (f)	99.4%	1,191,343,579
Cash and Other Assets,
Less Liabilities	0.6	6,599,165
Net Assets	100.0%	$1,197,942,744

	Contracts Long	Unrealized Appreciation (e)
Futures Contracts 0.4%
Standard & Poor's 500 Index Mini September 2009	1,922	$5,221,816

Total Futures Contracts (Settlement Value $94,600,840) (b)		$5,221,816

¤	Among the Fund's 10 largest holdings, as of July 31, 2009, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.5% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is segregated, or partially segregated as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2009.
(f)	At July 31, 2009, cost is $1,190,684,003 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$263,504,107
Gross unrealized depreciation	(262,844,531)
Net unrealized appreciation	$659,576

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$29,024,683	$—	$—	$29,024,683
Air Freight & Logistics	11,528,196	—	—	11,528,196
Airlines	735,749	—	—	735,749
Auto Components	2,469,037	—	—	2,469,037
Automobiles	3,932,933	—	—	3,932,933
Beverages	27,649,346	—	—	27,649,346
Biotechnology	20,979,317	—	—	20,979,317
Building Products	642,215	—	—	642,215
Capital Markets	32,905,579	—	—	32,905,579
Chemicals	21,450,009	—	—	21,450,009
Commercial Banks	28,869,562	—	—	28,869,562
Commercial Services & Supplies	5,766,847	—	—	5,766,847
Communications Equipment	30,690,782	—	—	30,690,782
Computers & Peripherals	62,085,273	—	—	62,085,273
Construction & Engineering	2,424,548	—	—	2,424,548
Construction Materials	732,189	—	—	732,189
Consumer Finance	7,329,729	—	—	7,329,729
Containers & Packaging	2,434,141	—	—	2,434,141
Distributors	723,560	—	—	723,560
Diversified Consumer Services	2,036,633	—	—	2,036,633
Diversified Financial Services	43,036,283	—	—	43,036,283
Diversified Telecommunication Services	33,793,913	—	—	33,793,913
Electric Utilities	24,448,083	—	—	24,448,083
Electrical Equipment	4,931,373	—	—	4,931,373
Electronic Equipment & Instruments	6,076,312	—	—	6,076,312
Energy Equipment & Services	19,248,065	—	—	19,248,065
Food & Staples Retailing	32,292,459	—	—	32,292,459
Food Products	19,494,264	—	—	19,494,264
Gas Utilities	1,557,178	—	—	1,557,178
Health Care Equipment & Supplies	21,449,315	—	—	21,449,315
Health Care Providers & Services	23,948,248	—	—	23,948,248
Health Care Technology	278,016	—	—	278,016
Hotels, Restaurants & Leisure	16,377,888	—	—	16,377,888
Household Durables	4,440,822	—	—	4,440,822
Household Products	29,177,823	—	—	29,177,823
Independent Power Producers & Energy Traders	1,939,364	—	—	1,939,364
Industrial Conglomerates	24,616,643	—	—	24,616,643
Insurance	26,729,889	—	—	26,729,889
Internet & Catalog Retail	4,040,560	—	—	4,040,560
Internet Software & Services	19,744,256	—	—	19,744,256
IT Services	11,398,773	—	—	11,398,773
Leisure Equipment & Products	1,335,808	—	—	1,335,808
Life Sciences Tools & Services	4,790,430	—	—	4,790,430
Machinery	16,324,841	—	—	16,324,841
Media	28,177,963	—	—	28,177,963
Metals & Mining	10,366,055	—	—	10,366,055
Multi-Utilities	15,155,051	—	—	15,155,051
Multiline Retail	9,462,047	—	—	9,462,047
Office Electronics	908,353	—	—	908,353
Oil, Gas & Consumable Fuels	112,787,836	—	—	112,787,836
Paper & Forest Products	2,404,050	—	—	2,404,050
Personal Products	2,277,232	—	—	2,277,232
Pharmaceuticals	79,266,750	—	—	79,266,750
Professional Services	1,619,920	—	—	1,619,920
Real Estate Investment Trusts	10,938,546	—	—	10,938,546
Real Estate Management & Development	308,908	—	—	308,908
Road & Rail	10,756,778	—	—	10,756,778
Semiconductors & Semiconductor Equipment	29,495,965	—	—	29,495,965
Software	44,885,821	—	—	44,885,821
Specialty Retail	21,837,089	—	—	21,837,089
Textiles, Apparel & Luxury Goods	5,151,881	—	—	5,151,881
Thrifts & Mortgage Finance	1,646,420	—	—	1,646,420
Tobacco	18,667,739	—	—	18,667,739
Trading Companies & Distributors	1,295,800	—	—	1,295,800
Wireless Telecommunication Services	3,535,354	—	—	3,535,354
Total Common Stocks	1,096,826,492	—	—	1,096,826,492
Short-Term Investments
Repurchase Agreement	—	47,430	—	47,430
U.S. Government	—	94,469,657	—	94,469,657
Total Short-Term Investments	—	94,517,087	—	94,517,087
Futures Contracts (a)	—	5,221,816	—	5,221,816
Total	$1,096,826,492	$99,738,903	$—	$1,196,565,395

(a)	The value listed for these securities is the unrealized as shown on the Portfolio of Investments.

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Term Bond Fund
Portfolio of Investments ††† July 31, 2009 unaudited
		Principal Amount	Value
	Long-Term Bonds 94.6%†
	Asset-Backed Securities 1.8%
	Automobile 1.8%
	USAA Auto Owner Trust Series 2009-1, Class A2 2.64%, due 8/15/11	$1,060,000	$1,068,962
	World Omni Auto Receivables Trust Series 2009-A, Class A2 2.88%, due 10/17/11	1,050,000	1,059,531

	Total Asset-Backed Securities (Cost $2,109,927)		2,128,493

	Convertible Bonds 1.6%
	Biotechnology 0.8%
	Amgen, Inc. 0.125%, due 2/1/11	1,000,000	1,000,000

	Health Care - Products 0.8%
	Medtronic, Inc. 1.50%, due 4/15/11	1,000,000	990,000

	Total Convertible Bonds (Cost $1,900,342)		1,990,000

	Corporate Bonds 16.5%
	Banks 7.6%
	American Express Bank FSB 3.15%, due 12/9/11 (a)	1,350,000	1,395,684
¤	Bank of America Corp. 3.125%, due 6/15/12 (a)	2,000,000	2,067,892
	Bank of America N.A. 1.70%, due 12/23/10 (a)	570,000	576,196
	Citigroup, Inc. 2.125%, due 4/30/12 (a)	1,430,000	1,436,644
	HSBC U.S.A., Inc. 3.125%, due 12/16/11 (a)	675,000	698,607
	JPMorgan Chase & Co. 2.125%, due 6/22/12 (a)	980,000	986,951
	PNC Funding Corp. 2.30%, due 6/22/12 (a)	835,000	844,532
	Regions Bank 3.25%, due 12/9/11 (a)	675,000	700,652
	Sovereign Bank 2.75%, due 1/17/12 (a)	470,000	476,099
			9,183,257
	Diversified Financial Services 6.8%
	American General Finance Corp. 8.125%, due 8/15/09	1,300,000	1,292,490
¤	General Electric Capital Corp.
	2.20%, due 6/8/12 (a)	2,180,000	2,198,641
	3.00%, due 12/9/11 (a)	1,360,000	1,402,304
¤	Goldman Sachs Group, Inc. (The)
	1.625%, due 7/15/11 (a)	1,265,000	1,274,232
	2.15%, due 3/15/12 (a)	2,000,000	2,026,014
			8,193,681
	Savings & Loans 0.8%
	Premium Asset Trust/XL Life 0.798%, due 10/8/09 (b)(c)	1,000,000	984,834

	Telecommunications 1.3%
¤	Verizon Wireless Capital LLC 3.75%, due 5/20/11 (b)	1,495,000	1,540,012

	Total Corporate Bonds (Cost $19,619,567)		19,901,784

Mortgage-Backed Security 0.1%
Commercial Mortgage Loan (Collateralized Mortgage Obligation) 0.1%
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2 3.246%, due 3/15/29	88,457	87,964

Total Mortgage-Backed Security (Cost $86,446)		87,964

	U.S. Government & Federal Agencies 72.9%
¤	Federal Home Loan Bank 9.0%
	1.625%, due 7/27/11	1,540,000	1,551,824
	2.25%, due 4/13/12	5,075,000	5,141,320
	3.375%, due 10/20/10	4,000,000	4,126,168
			10,819,312
¤	Federal National Mortgage Association 12.5%
	2.75%, due 3/13/14	1,925,000	1,928,199
	2.875%, due 10/12/10	3,985,000	4,085,940
	6.25%, due 2/1/11	8,565,000	9,070,130
			15,084,269
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.3%
	4.50%, due 11/1/18	401,410	419,143

¤	Freddie Mac (Collateralized Mortgage Obligations) 1.4%
	Series 2632, Class NH 3.50%, due 6/15/13	1,128,961	1,147,509
	Series 2982, Class LC 4.50%, due 1/15/25	516,546	521,496
			1,669,005
¤	Government National Mortgage Association (Mortgage Pass-Through Security) 3.9%
	6.50%, due 8/1/33 TBA (d)	4,450,000	4,733,687

¤	United States Treasury Notes 45.8%
	0.875%, due 2/28/11	14,225,000	14,220,590
	0.875%, due 5/31/11	22,580,000	22,521,744
	1.50%, due 12/31/13	3,090,000	2,987,403
	1.875%, due 6/15/12	10,395,000	10,486,788
	2.25%, due 5/31/14	5,145,000	5,088,302
			55,304,827
	Total U.S. Government & Federal Agencies (Cost $87,460,694)		88,030,243

	Yankee Bonds 1.7% (e)
	Miscellaneous – Manufacturing 0.5%
	Tyco Electronics Group S.A. 6.00%, due 10/1/12	580,000	580,966

	Oil & Gas 1.2%
¤	Shell International Finance B.V. 5.625%, due 6/27/11	1,425,000	1,536,340

	Total Yankee Bonds (Cost $2,033,222)		2,117,306

	Total Long-Term Bonds (Cost $113,210,198)		114,255,790

Short-Term Investment 7.6%
Repurchase Agreement 7.6%
State Street Bank and Trust Co. 0.02%, dated 7/31/09 due 8/3/09 Proceeds at Maturity $9,172,977 (Collateralized by a United States Treasury Bill with a rate of 0.199% and a maturity date of 9/24/09, with a Principal Amount of $9,360,000 and a Market Value of $9,357,192)	9,172,962	9,172,962

Total Short-Term Investment (Cost $9,172,962)		9,172,962

Total Investments (Cost $122,383,160) (f)	102.2%	123,428,752
Liabilities in Excess of
Cash and Other Assets	(2.2)	(2,698,990)
Net Assets	100.0%	$120,729,762

¤	Among the Fund's 10 largest issuers held, as of July 31, 2009, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
(a)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Floating rate. Rate shown is the rate in effect at July 31, 2009.
(d)
TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of this security at July 31, 2009 is $4,733,687, which represents 3.9% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	The cost stated also represents the aggregate cost for federal income tax purposes. Net unrealized appreciation is as follows:
Gross unrealized appreciation	$1,188,699
Gross unrealized depreciation	(143,107)
Net unrealized appreciation	$1,045,592

The following is a list of the inputs used as of July 31, 2009 for valuing the Fund’s assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds
Asset-Backed Securities	$-	$2,128,493	$-	$2,128,493
Convertible Bonds	-	1,990,000	-	1,990,000
Corporate Bonds	-	19,901,784	-	19,901,784
Mortgage-Backed Security	-	87,964	-	87,964
U.S. Government & Federal Agencies	-	88,030,243	-	88,030,243
Yankee Bonds	-	2,117,306	-	2,117,306
Total Long-Term Bonds	-	114,255,790	-	114,255,790
Short-Term Investment
Repurchase Agreement	-	9,172,962	-	9,172,962
Total Short-Term Investment	-	9,172,962	-	9,172,962
Total	$-	$123,428,752	$-	$123,428,752

At July 31, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2009 unaudited

SECURITIES VALUATION.

Investments in Underlying Funds are valued at their net asset value ("NAV") at the close of business each day.  Securities in the affiliated Underlying Funds are valued as described below.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund’s Manager, in consultation with the Fund’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange on (generally 4:00 p.m. Eastern time) on each day the Fund is open for business (“valuation date”). Investments in other mutual funds are valued at their NAVs at the close of the New York Stock Exchange on each valuation date.

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.  Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are primarily traded. Investments in other mutual funds are valued at their NAV as of the close of the New York Stock Exchange on the date of valuation.

Investments in money market funds are valued daily at their NAV. Portfolio securities held by the Cash Reserves Fund are valued at their amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Company has engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures contracts are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on the dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Funds’ Board of Directors to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. At July 31, 2009, the 130/30 High Yield, Floating Rate, Income Manager and Intermediate Term Bond Funds held securities with a values of  $331,478, $265,300, $76,566 and $939,559, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Funds principally trade, and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Funds’ Board of Directors, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures. At July 31, 2009, foreign securities held by the Funds were not fair valued.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, "fair value" is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2009, for each Fund's investments is included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value during the period ended July 31, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“SFSP 157-4”). SFSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. SFSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.

Item 2.  Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s Internal Control over Financial Reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s Internal Control over Financial Reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2009

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 28, 2009